UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.4%

ASSET MANAGEMENT & CUSTODY BANKS - 1.1%
1,000,000		NorthStar Asset Management Group, Inc	$18,490,000
		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	18,490,000

DIVERSIFIED CAPITAL MARKETS - 1.1%
450,000		HFF, Inc (Class A)	18,778,500
		TOTAL DIVERSIFIED CAPITAL MARKETS	18,778,500

DIVERSIFIED REITS - 3.1%
225,000		American Assets Trust, Inc	8,822,250
1,650,000		NorthStar Realty Finance Corp	26,235,000
1,800,000		Spirit Realty Capital, Inc	17,406,000
		TOTAL DIVERSIFIED REITS	52,463,250

HOTELS, RESORTS & CRUISE LINES - 1.1%
225,000		Starwood Hotels & Resorts Worldwide, Inc	18,245,250
		TOTAL HOTELS, RESORTS & CRUISE LINES	18,245,250

INDUSTRIAL REITS - 8.4%
1,850,000		Prologis, Inc	68,635,000
3,350,000	a	Rexford Industrial Realty, Inc	48,843,000
1,300,000		Terreno Realty Corp	25,610,000
		TOTAL INDUSTRIAL REITS	143,088,000

INTERNET SOFTWARE & SERVICES - 1.8%
120,000		Equinix, Inc	30,480,000
		TOTAL INTERNET SOFTWARE & SERVICES	30,480,000

MORTGAGE REITS - 0.9%
684,726		Starwood Property Trust, Inc	14,769,540
		TOTAL MORTGAGE REITS	14,769,540

OFFICE REITS – 15.0%
625,000		Boston Properties, Inc	75,650,000
975,000		Gramercy Property Trust, Inc	22,785,750
1,000,000		Hudson Pacific Properties	28,370,000
500,000		Kilroy Realty Corp	33,575,000
400,000		SL Green Realty Corp	43,956,000
525,000		Vornado Realty Trust	49,838,250
		TOTAL OFFICE REITS	254,175,000

REAL ESTATE OPERATING COMPANIES - 1.0%
800,000	*	Forest City Enterprises, Inc (Class A)	17,680,000
		TOTAL REAL ESTATE OPERATING COMPANIES	17,680,000
1

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
REAL ESTATE SERVICES - 2.7%
300,000	*	CBRE Group, Inc	$11,100,000
675,000		Kennedy-Wilson Holdings, Inc	16,598,250
400,000	*	Marcus & Millichap, Inc	18,456,000
		TOTAL REAL ESTATE SERVICES	46,154,250

RESIDENTIAL REITS - 18.0%
600,000		Apartment Investment & Management Co (Class A)	22,158,000
500,000		AvalonBay Communities, Inc	79,935,000
150,000		Camden Property Trust	11,142,000
450,000		Equity Lifestyle Properties, Inc	23,661,000
1,125,000		Equity Residential	78,941,250
260,000		Essex Property Trust, Inc	55,250,000
325,000		Post Properties, Inc	17,670,250
275,000		Sun Communities, Inc	17,003,250
		TOTAL RESIDENTIAL REITS	305,760,750

RETAIL REITS - 22.2%
400,000		Acadia Realty Trust	11,644,000
900,000		Equity One, Inc	21,006,000
285,000		Federal Realty Investment Trust	36,505,650
2,300,000		General Growth Properties, Inc	59,018,000
250,000		Macerich Co	18,650,000
600,000		Regency Centers Corp	35,388,000
750,000		Retail Opportunities Investment Corp	11,715,000
900,000		Simon Property Group, Inc	155,718,000
400,000		Taubman Centers, Inc	27,800,000
		TOTAL RETAIL REITS	377,444,650

SPECIALIZED REITS - 23.0%
600,000		American Tower Corp	55,974,000
375,000		Chatham Lodging Trust	9,926,250
1,150,000		CubeSmart	26,634,000
1,250,000		DiamondRock Hospitality Co	16,012,500
450,000		Extra Space Storage, Inc	29,349,000
750,000		Health Care REIT, Inc	49,222,500
900,000		Healthcare Trust of America, Inc	21,555,000
1,000,000		Host Marriott Corp	19,830,000
250,000		Public Storage, Inc	46,092,500
2,850,000	*	Strategic Hotels & Resorts, Inc	34,542,000
2,000,000		Sunstone Hotel Investors, Inc	30,020,000
850,000		Ventas, Inc	52,776,500
		TOTAL SPECIALIZED REITS	391,934,250

		TOTAL COMMON STOCKS	1,689,463,440
		(Cost $1,377,278,542)
2

TIAA-CREF FUNDS - Real Estate Securities Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.7%
$12,000,000	Federal Home Loan Bank (FHLB)	0.040-0.060%	08/07/15	$11,999,508
	TOTAL GOVERNMENT AGENCY DEBT			11,999,508

	TOTAL SHORT-TERM INVESTMENTS			11,999,508
	(Cost $11,999,466)

	TOTAL INVESTMENTS - 100.1%			1,701,462,948
	(Cost $1,389,278,008)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%			(1,766,283)
	NET ASSETS - 100.0%			$1,699,696,665

	Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
3

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.4%

AUTOMOBILES & COMPONENTS - 0.1%
$447,750	i	Dealer Tire LLC	5.500%	12/22/21	$450,736
1,736,875	i	Gates Global LLC	4.250	07/05/21	1,708,651
1,207,500	i	INA Beteiligungsgesellschaft mbH	4.250	05/15/20	1,212,028
		TOTAL AUTOMOBILES & COMPONENTS			3,371,415

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
273,625	i	B/E Aerospace Inc	4.000	12/16/21	274,736
1,379,036	i	Capital Safety North America	3.750	03/29/21	1,375,009
731,325	i	Creative Artists Agency LLC	5.500	12/17/21	736,810
200,000	i	Staples, Inc	3.500	04/24/21	199,542
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,586,097

CONSUMER DURABLES & APPAREL - 0.0%
824,185	i	Otter Products LLC	5.750	06/03/20	824,185
		TOTAL CONSUMER DURABLES & APPAREL			824,185

CONSUMER SERVICES - 0.1%
2,580,242	i	Spin Holdco, Inc	4.250	11/14/19	2,568,141
		TOTAL CONSUMER SERVICES			2,568,141

DIVERSIFIED FINANCIALS - 0.1%
497,500	i	DTZ US Borrower LLC	5.500	11/04/21	499,057
235,815	i	TransFirst, Inc	4.750	11/612/21	235,225
890,977	i	TransUnion LLC	3.750	04/09/21	882,486
		TOTAL DIVERSIFIED FINANCIALS			1,616,768

ENERGY - 0.0%
41,303	i	Granite Acquisition, Inc	5.000	12/19/21	41,715
934,004	i	Granite Acquisition, Inc	5.000	12/19/21	943,325
		TOTAL ENERGY			985,040

FOOD & STAPLES RETAILING - 0.0%
1,182,125	i	Albertson’s Holdings LLC	5.500	08/25/21	1,186,664
		TOTAL FOOD & STAPLES RETAILING			1,186,664

FOOD, BEVERAGE & TOBACCO - 0.0%
691,516	i	Post Holdings, Inc	3.750	06/02/21	687,948
		TOTAL FOOD, BEVERAGE & TOBACCO			687,948

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
804,844	i	Capsugel Holdings US, Inc	3.500	08/01/18	803,983
599,497	i	CHS/Community Health Systems	4.000	01/27/21	600,108
1,215,045	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,213,988
4

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,979,849	i	HCA, Inc	3.025%	05/01/18	$1,978,503
1,979,899	i	Kinetic Concepts, Inc	4.500	05/04/18	1,985,681
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,582,263

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
992,500	i	Visant Corp	7.000	09/23/21	956,105
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			956,105

INSURANCE - 0.0%
450,549	i	Acrisure LLC	5.250	05/19/22	448,297
		TOTAL INSURANCE			448,297

MATERIALS - 0.2%
999,975	i	Eco Services Operations LLC	4.750	12/04/21	992,475
663,508	i	Minerals Technologies, Inc	3.750	05/09/21	662,957
185,000	h,i	Minerals Technologies, Inc	3.750	05/09/21	184,846
1,446,667	i	Signode Industrial Group US, Inc	3.750	05/01/21	1,428,583
360,000	i	Solenis International LP	7.750	07/31/22	347,850
1,979,798		Tronox Pigments, B.V.	4.250	03/19/20	1,978,570
		TOTAL MATERIALS			5,595,281

MEDIA - 0.2%
900,000	i	CDS US Intermediate Holdings, Inc	5.000	06/30/22	898,875
498,225	i	CSC Holdings LLC	2.687	04/17/20	492,496
814,590	i	MTL Publishing LLC	3.750	06/29/18	812,757
1,722,503	i	Univision Communications, Inc	4.000	03/01/20	1,708,362
504,991	i	Virgin Media Investment Holdings Ltd	3.500	06/30/23	499,522
		TOTAL MEDIA			4,412,012

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
112,500	i	Endo Luxembourg Finance I Co Sarl	3.750	06/24/22	112,712
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			112,712

SOFTWARE & SERVICES - 0.2%
1,400,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	1,305,500
922,990	i	IMS Health, Inc	3.500	03/17/21	917,221
734,146	i	Mitchell International, Inc	4.500	10/12/20	732,310
354,783	i	P2 Lower Acquisition LLC	5.500	10/22/20	355,226
673,313	i	ProQuest LLC	5.250	10/24/21	674,578
204,036	i	SS&C Technologies Holdings, Inc	4.000	06/23/22	203,909
45,964	i	SS&C Technologies Holdings Europe SARL	4.000	06/23/22	45,936
		TOTAL SOFTWARE & SERVICES			4,234,680

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
925,350	i	Sensata Technologies BV	3.000	10/11/21	926,840
462,545	i	Zebra Technologies Corp	4.750	10/27/21	467,115
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,393,955

TELECOMMUNICATION SERVICES - 0.1%
1,125,000	i	CommScope Holding Co, Inc	3.750	05/29/22	1,122,660
		TOTAL TELECOMMUNICATION SERVICES			1,122,660

		TOTAL BANK LOAN OBLIGATIONS			38,684,223
		(Cost $38,691,945)
5

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 95.9%

CORPORATE BONDS - 40.4%

AUTOMOBILES & COMPONENTS - 0.2%
$675,000	g	Gates Global LLC	6.000%	07/15/22	$610,875
600,000	g	Hyundai Capital Services, Inc	2.625	09/29/20	596,896
2,000,000		Johnson Controls, Inc	4.625	07/02/44	1,901,424
1,750,000		Magna International, Inc	3.625	06/15/24	1,721,022
150,000	g	ZF North America Capital, Inc	4.000	04/29/20	149,813
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	147,375
150,000	g	ZF North America Capital, Inc	4.750	04/29/25	145,500
		TOTAL AUTOMOBILES & COMPONENTS			5,272,905

BANKS - 5.2%
1,500,000	g	Akbank TAS	4.000	01/24/20	1,461,060
1,350,000	g	Akbank TAS	5.125	03/31/25	1,290,762
575,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	566,087
1,000,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,008,000
1,850,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	1,841,675
700,000		Bancolombia S.A.	5.950	06/03/21	767,550
500,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	505,202
1,690,000		Bank of America Corp	5.300	03/15/17	1,789,757
1,125,000		Bank of America Corp	6.000	09/01/17	1,222,991
5,000,000		Bank of America Corp	4.000	01/22/25	4,864,260
2,100,000		Bank of America Corp	3.950	04/21/25	2,025,305
2,500,000		Bank of America Corp	4.750	04/21/45	2,310,142
750,000	g	Bank of China Ltd	5.000	11/13/24	766,804
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,026,754
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,368,105
1,500,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,479,978
3,475,000		Barclays plc	2.750	11/08/19	3,449,966
3,350,000		Barclays plc	3.650	03/16/25	3,168,423
650,000		Branch Banking & Trust Co	2.300	10/15/18	659,533
2,550,000		Capital One Bank USA NA	2.950	07/23/21	2,504,669
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,036,134
2,050,000		Citigroup, Inc	1.300	11/15/16	2,048,270
5,600,000		Citigroup, Inc	2.550	04/08/19	5,642,694
1,500,000		Citigroup, Inc	3.875	10/25/23	1,528,735
5,850,000		Citigroup, Inc	3.300	04/27/25	5,616,614
3,400,000		Citigroup, Inc	4.400	06/10/25	3,382,228
2,125,000		Citigroup, Inc	5.300	05/06/44	2,157,408
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	374,502
1,250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	1,287,945
3,400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	3,720,341
1,700,000	g	Credit Agricole S.A.	2.750	06/10/20	1,698,893
1,675,000	g	Credit Agricole S.A.	4.375	03/17/25	1,604,516
6

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,325,000		Discover Bank	3.100%	06/04/20	$2,320,627
750,000	g	Export Credit Bank of Turkey	5.000	09/23/21	754,641
2,625,000		Fifth Third Bancorp	2.375	04/25/19	2,626,722
1,450,000	g	HSBC Bank plc	1.500	05/15/18	1,440,139
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,415,784
550,000		HSBC Holdings plc	4.000	03/30/22	575,305
675,000		HSBC Holdings plc	6.500	09/15/37	812,126
1,450,000		HSBC USA, Inc	2.250	06/23/19	1,437,679
4,200,000		JPMorgan Chase & Co	2.750	06/23/20	4,196,829
4,625,000		JPMorgan Chase & Co	4.850	02/01/44	4,761,470
3,400,000		JPMorgan Chase & Co	4.950	06/01/45	3,293,186
750,000	i	JPMorgan Chase & Co	5.150	12/30/49	713,700
4,620,000		KeyBank NA	2.500	12/15/19	4,636,165
1,675,000		KeyBank NA	2.250	03/16/20	1,659,345
4,000,000		KeyBank NA	3.300	06/01/25	3,877,828
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	904,349
2,550,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,511,916
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,023,200
2,950,000	g	PKO Finance AB	4.630	09/26/22	3,045,875
2,075,000		PNC Bank NA	2.200	01/28/19	2,083,576
2,425,000		PNC Bank NA	2.250	07/02/19	2,421,663
1,750,000		PNC Bank NA	2.700	11/01/22	1,682,130
3,050,000		PNC Bank NA	2.950	01/30/23	2,947,105
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,513,202
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,058,363
2,200,000		Royal Bank of Canada	2.200	07/27/18	2,236,282
1,000,000	g	Shinhan Bank	2.250	04/15/20	986,567
2,100,000	g	Societe Generale S.A.	4.250	04/14/25	1,971,621
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	560,647
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,044,131
1,700,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,702,440
1,075,000		SunTrust Banks, Inc	2.750	05/01/23	1,033,049
310,000		Toronto-Dominion Bank	2.500	07/14/16	315,260
850,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	859,563
525,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	528,801
400,000	g	Turkiye Is Bankasi	3.750	10/10/18	395,226
1,000,000	g	Turkiye Is Bankasi	5.500	04/21/19	1,038,960
1,750,000		Union Bank NA	2.125	06/16/17	1,774,834
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,569,442
2,500,000		US Bancorp	1.650	05/15/17	2,529,770
4,135,000		US Bank NA	2.800	01/27/25	3,950,124
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,149,816
2,150,000		Westpac Banking Corp	2.250	01/17/19	2,175,493
1,800,000	g	Zenith Bank plc	6.250	04/22/19	1,725,750
		TOTAL BANKS			149,436,004

CAPITAL GOODS - 1.3%
2,775,000		Caterpillar Financial Services Corp	2.250	12/01/19	2,796,917
2,775,000		Caterpillar Financial Services Corp	3.250	12/01/24	2,743,801
3,125,000		Caterpillar, Inc	1.500	06/26/17	3,154,356
1,675,000	g	CRH America, Inc	3.875	05/18/25	1,657,282
675,000		Eaton Corp	4.000	11/02/32	651,463
7

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000		Embraer Netherlands Finance BV	5.050%	06/15/25	$1,500,000
1,875,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	1,831,892
525,000		Ingersoll-Rand Luxembourg Finance S.A.	4.650	11/01/44	504,908
4,650,000		John Deere Capital Corp	1.950	03/04/19	4,656,287
687,228	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	470,751
1,250,000		Rockwell Automation, Inc	2.050	03/01/20	1,240,011
1,275,000		Rockwell Automation, Inc	2.875	03/01/25	1,234,551
725,000	g	Schaeffler Finance BV	4.750	05/15/21	728,625
845,000	g	Sealed Air Corp	5.250	04/01/23	850,281
1,700,000	g	Siemens Financieringsmaatschappij NV	4.400	05/27/45	1,670,260
2,290,000	g	Stena AB	7.000	02/01/24	2,209,850
2,775,000		Timken Co	3.875	09/01/24	2,682,257
1,000,000	g	TSMC Global Ltd	1.625	04/03/18	988,064
200,000	g	Tupy Overseas S.A.	6.625	07/17/24	195,750
1,975,000		United Technologies Corp	1.800	06/01/17	2,003,477
1,050,000		United Technologies Corp	4.500	06/01/42	1,062,795
1,700,000		United Technologies Corp	4.150	05/15/45	1,616,926
		TOTAL CAPITAL GOODS			36,450,504

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
4,500,000		21st Century Fox America, Inc	3.000	09/15/22	4,391,397
110,000		21st Century Fox America, Inc	7.625	11/30/28	142,095
85,000		21st Century Fox America, Inc	6.550	03/15/33	103,577
730,000		21st Century Fox America, Inc	6.650	11/15/37	885,740
600,000		21st Century Fox America, Inc	6.900	08/15/39	748,166
250,000		ADT Corp	6.250	10/15/21	262,500
225,000	g	AECOM Technology Corp	5.750	10/15/22	227,812
575,000	g	AECOM Technology Corp	5.875	10/15/24	582,906
1,425,000		Air Lease Corp	3.875	04/01/21	1,439,250
90,000	g	CEB, Inc	5.625	06/15/23	90,450
3,000,000	g	Daimler Finance North America LLC	3.300	05/19/25	2,950,113
7,000,000		Fluor Corp	3.500	12/15/24	7,008,071
1,495,000		Republic Services, Inc	3.800	05/15/18	1,571,940
2,400,000		Republic Services, Inc	3.550	06/01/22	2,428,867
1,700,000		Republic Services, Inc	3.200	03/15/25	1,632,529
650,000		United Rentals North America, Inc	5.500	07/15/25	628,063
1,500,000		Waste Management, Inc	2.600	09/01/16	1,526,168
2,800,000		Waste Management, Inc	2.900	09/15/22	2,748,959
500,000		Waste Management, Inc	3.900	03/01/35	457,024
550,000		Waste Management, Inc	4.100	03/01/45	499,765
725,000	g	XPO Logistics, Inc	6.500	06/15/22	709,594
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			31,034,986

CONSUMER DURABLES & APPAREL - 0.1%
1,200,000		DR Horton, Inc	3.750	03/01/19	1,209,000
1,100,000		PVH Corp	4.500	12/15/22	1,089,000
500,000		Whirlpool Corp	3.700	03/01/23	502,290
		TOTAL CONSUMER DURABLES & APPAREL			2,800,290

CONSUMER SERVICES - 0.2%
1,800,000	g	1011778 BC / New Red Fin	6.000	04/01/22	1,849,500
425,000		GLP Capital LP	4.375	11/01/18	436,156
8

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,775,000	g	SABMiller Holdings, Inc	3.750%	01/15/22	$1,832,027
600,000		Speedway Motorsports, Inc	5.125	02/01/23	591,000
		TOTAL CONSUMER SERVICES			4,708,683

DIVERSIFIED FINANCIALS - 5.1%
750,000		Abbey National Treasury Services plc	4.000	04/27/16	767,446
600,000	g	AerCap Ireland Capital Ltd	5.000	10/01/21	616,500
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,639,575
1,575,000		American Express Co	2.650	12/02/22	1,513,181
4,975,000		American Express Credit Corp	1.300	07/29/16	4,990,408
2,700,000		American Express Credit Corp	2.250	08/15/19	2,702,476
2,450,000		American Express Credit Corp	2.375	05/26/20	2,430,238
10,750,000	g,i	Armor Re Ltd	4.080	12/15/16	10,621,000
1,200,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,218,070
580,000		Bank of New York Mellon Corp	5.450	05/15/19	649,135
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,531,954
1,775,000	g	Bayer US Finance LLC	3.375	10/08/24	1,763,022
1,000,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	995,000
825,000		Capital One Financial Corp	1.000	11/06/15	823,755
1,500,000	g	Comcel Trust	6.875	02/06/24	1,578,750
1,475,000		Credit Suisse	2.300	05/28/19	1,471,369
2,575,000		Credit Suisse	3.000	10/29/21	2,552,059
1,650,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,586,000
1,700,000	g	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,629,817
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,662,805
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,556,847
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	877,529
9,250,000		Ford Motor Credit Co LLC	2.597	11/04/19	9,175,177
8,300,000		General Electric Capital Corp	2.200	01/09/20	8,290,696
2,425,000		General Electric Capital Corp	3.100	01/09/23	2,415,278
810,000		General Electric Capital Corp	6.875	01/10/39	1,084,199
360,000		General Motors Financial Co, Inc	4.375	09/25/21	373,044
3,725,000		Goldman Sachs Group, Inc	2.600	04/23/20	3,703,078
1,750,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,736,810
8,225,000		Goldman Sachs Group, Inc	3.500	01/23/25	7,964,473
3,150,000		Goldman Sachs Group, Inc	3.750	05/22/25	3,103,752
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	151,909
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	392,289
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	593,800
2,450,000		Goldman Sachs Group, Inc	5.150	05/22/45	2,355,344
1,900,000	g	Hyundai Capital America	2.600	03/19/20	1,899,016
525,000		Icahn Enterprises LP	4.875	03/15/19	529,042
2,000,000	g	ICICI Bank Ltd	3.500	03/18/20	2,027,166
300,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	308,906
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,054,375
350,000		Legg Mason, Inc	2.700	07/15/19	352,915
475,000		Legg Mason, Inc	3.950	07/15/24	479,669
3,600,000		Morgan Stanley	1.750	02/25/16	3,614,472
2,650,000		Morgan Stanley	1.875	01/05/18	2,655,819
2,250,000		Morgan Stanley	2.650	01/27/20	2,244,107
5,050,000		Morgan Stanley	2.800	06/16/20	5,058,938
400,000		Morgan Stanley	3.750	02/25/23	404,886
9

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,475,000		Morgan Stanley	3.700%	10/23/24	$5,444,789
3,225,000		Morgan Stanley	4.350	09/08/26	3,163,177
1,750,000		Morgan Stanley	3.950	04/23/27	1,647,172
2,000,000		Morgan Stanley	6.375	07/24/42	2,450,910
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	718,623
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,519,375
500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	486,217
450,000	g	NewStar Financial, Inc	7.250	05/01/20	461,813
975,000	g	Sberbank of Russia Via SB Capital S.A.	6.125	02/07/22	936,000
900,000	g	SUAM Finance BV	4.875	04/17/24	906,750
950,000		Textron, Inc	3.875	03/01/25	933,778
1,025,000		Toyota Motor Credit Corp	1.375	01/10/18	1,025,133
4,150,000		Toyota Motor Credit Corp	2.150	03/12/20	4,145,120
1,500,000		Unilever Capital Corp	2.200	03/06/19	1,512,710
4,650,000		Wells Fargo & Co	1.500	07/01/15	4,650,000
2,300,000		Wells Fargo & Co	4.100	06/03/26	2,305,883
1,680,000		Wells Fargo & Co	3.900	05/01/45	1,505,976
		TOTAL DIVERSIFIED FINANCIALS			143,959,522

ENERGY - 3.4%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,343,952
365,000		Anadarko Petroleum Corp	6.950	06/15/19	423,685
625,000		Apache Corp	1.750	04/15/17	627,474
3,040,000		Ashland, Inc	3.875	04/15/18	3,123,600
500,000		Ashland, Inc	4.750	08/15/22	490,625
3,050,000		BP Capital Markets plc	1.375	05/10/18	3,031,840
3,400,000		BP Capital Markets plc	2.315	02/13/20	3,385,050
795,000		Calumet Specialty Products Partners LP	6.500	04/15/21	783,075
500,000	i	Chesapeake Energy Corp	3.525	04/15/19	457,500
3,500,000		Chevron Corp	2.355	12/05/22	3,345,174
1,875,000		Concho Resources, Inc	5.500	04/01/23	1,875,000
2,000,000		Continental Resources, Inc	5.000	09/15/22	1,961,262
725,000		Devon Energy Corp	4.750	05/15/42	689,403
1,600,000		Devon Energy Corp	5.000	06/15/45	1,573,872
500,000	g	Dynegy, Inc	6.750	11/01/19	520,250
1,100,000		Ecopetrol S.A.	5.375	06/26/26	1,089,000
450,000		Ecopetrol S.A.	5.875	05/28/45	397,125
1,375,000	g	EDC Finance Ltd	4.875	04/17/20	1,201,062
480,000		Enbridge Energy Partners LP	5.200	03/15/20	517,144
2,250,000		Enterprise Products Operating LLC	3.750	02/15/25	2,201,839
1,500,000		Enterprise Products Operating LLC	5.100	02/15/45	1,453,846
675,000	g	EP Energy LLC	6.375	06/15/23	676,687
1,425,000		Exterran Partners LP	6.000	10/01/22	1,353,750
1,500,000		Husky Energy, Inc	3.950	04/15/22	1,499,895
1,350,000	g	Indo Energy Finance II BV	6.375	01/24/23	894,375
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,220,200
525,000		Marathon Petroleum Corp	3.625	09/15/24	515,493
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,224,000
1,725,000		Noble Energy, Inc	3.900	11/15/24	1,698,290
350,000		Noble Energy, Inc	5.250	11/15/43	339,835
500,000		Noble Holding International Ltd	3.450	08/01/15	500,508
775,000		Noble Holding International Ltd	4.000	03/16/18	793,077
10

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,050,000		Noble Holding International Ltd	3.950%	03/15/22	$966,465
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,150,623
700,000		ONE Gas, Inc	3.610	02/01/24	721,322
500,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	410,750
500,000		Peabody Energy Corp	6.000	11/15/18	240,000
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	397,058
500,000		Pemex Project Funding Master Trust	6.625	06/15/35	533,750
1,500,000	g	Pertamina Persero PT	4.300	05/20/23	1,436,250
350,000	i	Petrobras Global Finance BV	1.896	05/20/16	344,817
675,000		Petrobras Global Finance BV	2.000	05/20/16	667,015
1,000,000	i	Petrobras Global Finance BV	2.415	01/15/19	924,500
500,000		Petrobras Global Finance BV	6.250	03/17/24	482,735
885,000		Petrobras International Finance Co	3.875	01/27/16	888,779
700,000		Petrobras International Finance Co	3.500	02/06/17	692,461
1,875,000		Petroleos Mexicanos	3.500	07/18/18	1,932,563
170,000		Petroleos Mexicanos	8.000	05/03/19	199,750
1,500,000	g	Petroleos Mexicanos	3.500	07/23/20	1,516,470
300,000	g	Petroleos Mexicanos	4.250	01/15/25	292,170
1,425,000	g	Petroleos Mexicanos	4.500	01/23/26	1,392,795
1,880,000		Petroleos Mexicanos	5.500	06/27/44	1,729,600
700,000		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	723,800
1,800,000	g	Petronas Capital Ltd	3.125	03/18/22	1,792,291
2,800,000		Phillips 66	4.875	11/15/44	2,664,866
615,000		Pioneer Natural Resources Co	7.500	01/15/20	723,048
6,725,000		Plains All American Pipeline LP	3.600	11/01/24	6,481,414
1,625,000		Plains Exploration & Production Co	6.500	11/15/20	1,718,438
625,000		Precision Drilling Corp	6.500	12/15/21	606,250
468,000		Questar Market Resources, Inc	6.875	03/01/21	485,550
530,000		Regency Energy Partners LP	5.875	03/01/22	563,623
1,350,000	g	Reliance Industries Ltd	4.125	01/28/25	1,315,036
1,000,000		Rosetta Resources, Inc	5.625	05/01/21	1,062,500
1,275,000		Southwestern Energy Co	4.050	01/23/20	1,309,263
2,000,000		Southwestern Energy Co	4.100	03/15/22	1,959,722
675,000		Statoil ASA	1.200	01/17/18	672,076
1,700,000		Statoil ASA	2.450	01/17/23	1,627,349
1,325,000		Statoil ASA	4.250	11/23/41	1,286,677
2,775,000		Suncor Energy, Inc	3.600	12/01/24	2,757,337
750,000		Talisman Energy, Inc	3.750	02/01/21	741,759
450,000	g	Targa Resources Partners LP	5.000	01/15/18	460,125
2,000,000		Total Capital International S.A.	1.500	02/17/17	2,016,040
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,031,128
870,000		TransCanada PipeLines Ltd	5.850	03/15/36	956,644
495,000	g	Ultra Petroleum Corp	6.125	10/01/24	434,363
500,000		Vale Overseas Ltd	4.375	01/11/22	490,405
480,000		Vale Overseas Ltd	6.875	11/21/36	462,932
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,481,250
		TOTAL ENERGY			95,951,647

FOOD & STAPLES RETAILING - 0.6%
1,800,000		CVS Caremark Corp	3.375	08/12/24	1,765,973
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,626,080
3,250,000		Kroger Co	2.950	11/01/21	3,233,909
11

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,150,000		Walgreens Boots Alliance, Inc	2.700%	11/18/19	$5,152,807
5,650,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	5,518,886
		TOTAL FOOD & STAPLES RETAILING			17,297,655

FOOD, BEVERAGE & TOBACCO - 1.4%
1,910,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,691,725
2,000,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	2,027,184
2,500,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,511,360
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,392,751
1,600,000		Diageo Capital plc	2.625	04/29/23	1,522,874
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,065,421
3,000,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	2,830,320
1,425,000		General Mills, Inc	2.200	10/21/19	1,415,652
2,375,000	g,h	HJ Heinz Co	2.800	07/02/20	2,374,691
1,125,000	g,h	HJ Heinz Co	3.950	07/15/25	1,131,337
345,000	g	JB y Compania S.A. de C.V.	3.750	05/13/25	334,398
1,000,000	g	JM Smucker Co	3.500	03/15/25	976,595
650,000		Mondelez International, Inc	4.125	02/09/16	662,318
6,770,000		Mondelez International, Inc	4.000	02/01/24	7,002,495
78,000		PepsiCo, Inc	7.900	11/01/18	93,081
1,125,000		PepsiCo, Inc	4.250	10/22/44	1,094,257
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	526,398
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,535,391
4,000,000		Philip Morris International, Inc	3.250	11/10/24	3,931,612
200,000		Philip Morris International, Inc	6.375	05/16/38	244,634
1,400,000		Reynolds American, Inc	3.250	06/12/20	1,416,803
3,225,000		Reynolds American, Inc	4.450	06/12/25	3,280,838
775,000		Tyson Foods, Inc	3.950	08/15/24	779,592
500,000		Tyson Foods, Inc	4.875	08/15/34	501,688
		TOTAL FOOD, BEVERAGE & TOBACCO			40,343,415

HEALTH CARE EQUIPMENT & SERVICES - 1.5%
1,450,000		Baxter International, Inc	3.200	06/15/23	1,481,787
600,000		Becton Dickinson & Co	1.750	11/08/16	604,634
1,150,000		Becton Dickinson & Co	3.734	12/15/24	1,144,423
2,825,000		Becton Dickinson & Co	4.685	12/15/44	2,753,615
375,000		CHS/Community Health Systems	6.875	02/01/22	396,094
750,000		Covidien International Finance S.A.	3.200	06/15/22	746,275
1,775,000		Express Scripts Holding Co	3.900	02/15/22	1,814,371
1,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	1,082,500
2,700,000		HCA, Inc	6.500	02/15/20	3,017,250
725,000		Laboratory Corp of America Holdings	2.625	02/01/20	718,471
1,175,000		Laboratory Corp of America Holdings	3.600	02/01/25	1,119,854
750,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	751,875
2,075,000		McKesson Corp	4.883	03/15/44	2,059,379
4,975,000	g	Medtronic, Inc	2.500	03/15/20	4,979,005
4,150,000	g	Medtronic, Inc	3.500	03/15/25	4,136,205
4,725,000	g	Medtronic, Inc	4.625	03/15/45	4,765,285
2,150,000		Quest Diagnostics, Inc	3.500	03/30/25	2,037,175
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	524,081
1,475,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	1,455,947
825,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	803,350
12

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,600,000		Zimmer Holdings, Inc	2.700%	04/01/20	$2,584,327
2,825,000		Zimmer Holdings, Inc	3.550	04/01/25	2,734,162
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			41,710,065

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
1,000,000		Clorox Co	3.800	11/15/21	1,056,702
2,800,000		Clorox Co	3.500	12/15/24	2,764,379
800,000		Ecolab, Inc	1.450	12/08/17	792,777
1,600,000		Ecolab, Inc	2.250	01/12/20	1,582,590
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			6,196,448

INSURANCE - 2.2%
750,000		Aetna, Inc	1.500	11/15/17	751,714
285,000		Aetna, Inc	6.625	06/15/36	349,049
1,225,000		Allstate Corp	3.150	06/15/23	1,224,952
1,225,000		Allstate Corp	4.500	06/15/43	1,231,414
1,675,000		American International Group, Inc	2.300	07/16/19	1,670,754
350,000		American International Group, Inc	4.500	07/16/44	331,708
1,800,000		Children’s Hospital Medic	4.268	05/15/44	1,649,360
500,000		Chubb Corp	6.000	05/11/37	615,744
235,000		Cigna Corp	5.125	06/15/20	263,273
2,000,000		Cigna Corp	4.500	03/15/21	2,172,340
1,275,000		Cigna Corp	3.250	04/15/25	1,221,096
5,300,000	g	Five Corners Funding Trust	4.419	11/15/23	5,467,491
1,275,000		Lincoln National Corp	7.000	06/15/40	1,594,282
3,100,000	g,i	Merna Reinsurance IV Ltd	2.500	04/08/16	3,104,650
1,125,000		MetLife, Inc	6.750	06/01/16	1,183,426
4,700,000		MetLife, Inc	4.368	09/15/23	4,992,739
2,525,000		MetLife, Inc	3.000	03/01/25	2,415,193
2,675,000		MetLife, Inc	4.050	03/01/45	2,447,430
1,700,000	i	MetLife, Inc	5.250	12/30/49	1,685,125
450,000		Principal Financial Group, Inc	1.850	11/15/17	453,140
1,500,000		Progressive Corp	3.750	08/23/21	1,598,988
630,000		Prudential Financial, Inc	7.375	06/15/19	746,456
1,075,000		Prudential Financial, Inc	5.400	06/13/35	1,154,002
1,375,000		Prudential Financial, Inc	5.100	08/15/43	1,408,829
2,675,000	i	Prudential Financial, Inc	5.200	03/15/44	2,641,830
3,350,000	i	Prudential Financial, Inc	5.375	05/15/45	3,295,562
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,434,284
1,525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	1,474,789
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,273,712
615,000		Travelers Cos, Inc	5.800	05/15/18	686,055
1,450,000		UnitedHealth Group, Inc	0.850	10/15/15	1,451,137
1,100,000		UnitedHealth Group, Inc	1.400	10/15/17	1,101,035
3,000,000		WellPoint, Inc	3.125	05/15/22	2,912,148
1,500,000		WellPoint, Inc	4.625	05/15/42	1,366,363
3,350,000		Willis Group Holdings plc	4.125	03/15/16	3,418,062
410,000		WR Berkley Corp	5.375	09/15/20	456,937
		TOTAL INSURANCE			61,245,069

MATERIALS - 2.4%
400,000		Alcoa, Inc	5.125	10/01/24	405,000
13

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,525,000	g	Anglo American Capital plc	3.625%	05/14/20	$1,523,855
1,225,000	g	Anglo American Capital plc	4.875	05/14/25	1,191,727
2,500,000		Barrick North America Finance LLC	4.400	05/30/21	2,551,182
550,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	573,244
350,000	g	Cascades, Inc	5.500	07/15/22	338,625
500,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	506,535
475,000	g	Cemex Finance LLC	6.000	04/01/24	470,107
275,000	g	Cemex SAB de C.V.	6.125	05/05/25	271,342
800,000		Corning, Inc	1.450	11/15/17	796,533
650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	668,291
600,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	571,051
2,498,000		Crown Americas LLC	6.250	02/01/21	2,604,165
1,815,000		Crown Americas LLC	4.500	01/15/23	1,714,050
5,125,000		Dow Chemical Co	3.500	10/01/24	5,021,480
335,000		Eastman Chemical Co	5.500	11/15/19	372,077
1,500,000		Eastman Chemical Co	3.800	03/15/25	1,495,074
1,225,000		Fibria Overseas Finance Ltd	5.250	05/12/24	1,228,063
4,100,000	g	Georgia-Pacific LLC	2.539	11/15/19	4,092,821
4,000,000	g	Glencore Funding LLC	2.500	01/15/19	3,952,520
1,300,000	g	Glencore Funding LLC	4.625	04/29/24	1,288,435
1,700,000	g	Glencore Funding LLC	4.000	04/16/25	1,578,980
450,000		Hexion US Finance Corp	8.875	02/01/18	406,125
1,450,000		Hexion US Finance Corp	6.625	04/15/20	1,330,375
6,779,000		International Paper Co	4.750	02/15/22	7,330,458
700,000		International Paper Co	4.800	06/15/44	646,832
900,000	g	Klabin Finance S.A.	5.250	07/16/24	877,050
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,082,576
1,375,000		LyondellBasell Industries NV	4.625	02/26/55	1,206,128
350,000	g	Mexichem SAB de C.V.	5.875	09/17/44	323,750
2,921,000		Monsanto Co	2.200	07/15/22	2,665,661
1,350,000		Nucor Corp	4.000	08/01/23	1,368,101
1,750,000	g	OCP S.A.	5.625	04/25/24	1,824,585
3,950,000		Packaging Corp of America	3.650	09/15/24	3,865,087
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	507,317
840,000		Rio Tinto Finance USA plc	2.250	12/14/18	844,207
3,045,000		Rock Tenn Co	3.500	03/01/20	3,133,150
702,229	g	Samarco Mineracao S.A.	5.375	09/26/24	670,629
2,650,000		Sherwin-Williams Co	1.350	12/15/17	2,641,597
300,000		Steel Dynamics, Inc	5.125	10/01/21	300,600
875,000		Teck Resources Ltd	2.500	02/01/18	855,460
1,025,000		Teck Resources Ltd	3.750	02/01/23	880,638
275,000		Teck Resources Ltd	6.000	08/15/40	217,123
500,000		Teck Resources Ltd	5.200	03/01/42	362,048
1,500,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,516,875
335,000	g	Univar, Inc	6.750	07/15/23	338,350
		TOTAL MATERIALS			68,409,879

MEDIA - 2.0%
1,900,000		AMC Entertainment, Inc	5.875	02/15/22	1,928,500
1,700,000		CBS Corp	2.300	08/15/19	1,678,838
750,000		CBS Corp	4.600	01/15/45	667,288
14

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,450,000		Cinemark USA, Inc	4.875%	06/01/23	$1,393,812
4,775,000		Comcast Corp	4.250	01/15/33	4,655,687
1,700,000		Comcast Corp	4.600	08/15/45	1,679,042
3,050,000		DIRECTV Holdings LLC	4.450	04/01/24	3,112,568
1,050,000		DISH DBS Corp	4.250	04/01/18	1,068,375
90,000	g	Gannett Co, Inc	4.875	09/15/21	89,325
150,000	g	Gannett Co, Inc	5.500	09/15/24	148,500
875,000		Grupo Televisa SAB	5.000	05/13/45	834,750
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,377,119
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,463,432
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,140,400
500,000		Nielsen Finance LLC	4.500	10/01/20	497,500
125,000	g	Nielsen Finance LLC	5.000	04/15/22	122,812
1,080,000	g	Numericable Group S.A.	6.000	05/15/22	1,064,475
2,250,000		Outfront Media Capital LLC	5.250	02/15/22	2,278,125
1,700,000		Scripps Networks Interactive, Inc	2.800	06/15/20	1,673,211
2,150,000	g	Sky plc	2.625	09/16/19	2,133,793
4,800,000		Time Warner Cable, Inc	4.000	09/01/21	4,922,798
250,000		Time Warner Cable, Inc	5.875	11/15/40	241,303
960,000		Time Warner, Inc	3.150	07/15/15	960,998
4,350,000		Time Warner, Inc	2.100	06/01/19	4,318,262
4,000,000		Time Warner, Inc	4.750	03/29/21	4,319,772
5,000,000		Time Warner, Inc	3.600	07/15/25	4,855,765
565,000		Time Warner, Inc	6.500	11/15/36	661,697
525,000		Time Warner, Inc	4.900	06/15/42	514,833
1,500,000		Time Warner, Inc	4.650	06/01/44	1,420,817
475,000	g	Time, Inc	5.750	04/15/22	459,563
2,200,000	g	Univision Communications, Inc	5.125	05/15/23	2,134,000
1,585,000		Viacom, Inc	2.500	12/15/16	1,609,048
1,500,000		Viacom, Inc	5.850	09/01/43	1,488,231
300,000	g	Virgin Media Finance plc	6.000	10/15/24	304,500
		TOTAL MEDIA			57,219,139

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
1,700,000		Abbott Laboratories	2.000	03/15/20	1,685,555
4,250,000		Abbott Laboratories	2.950	03/15/25	4,079,337
4,325,000		AbbVie, Inc	2.500	05/14/20	4,278,761
2,850,000		AbbVie, Inc	3.600	05/14/25	2,812,551
900,000		Actavis Funding SCS	3.000	03/12/20	902,441
1,450,000		Actavis Funding SCS	3.800	03/15/25	1,422,209
2,950,000		Amgen, Inc	2.200	05/22/19	2,940,032
1,700,000		Amgen, Inc	4.400	05/01/45	1,570,671
1,725,000		Gilead Sciences, Inc	2.350	02/01/20	1,729,718
1,575,000		Gilead Sciences, Inc	3.700	04/01/24	1,607,187
480,000		Life Technologies Corp	3.500	01/15/16	485,957
725,000		Mylan, Inc	2.550	03/28/19	718,198
1,828,000	g	Mylan, Inc	7.875	07/15/20	1,904,264
550,000		Perrigo Co plc	4.000	11/15/23	556,652
2,575,000		Perrigo Finance plc	3.500	12/15/21	2,577,737
2,100,000		Perrigo Finance plc	3.900	12/15/24	2,070,522
650,000		Perrigo Finance plc	4.900	12/15/44	624,835
3,025,000	g	Roche Holdings, Inc	2.250	09/30/19	3,043,371
1,300,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	1,369,063
15

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$875,000	g	Valeant Pharmaceuticals International, Inc	5.625%	12/01/21	$899,150
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			37,278,211

REAL ESTATE - 1.1%
345,000		AMB Property LP	4.500	08/15/17	365,700
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,107,906
630,000		Camden Property Trust	4.625	06/15/21	680,483
1,650,000		Camden Property Trust	2.950	12/15/22	1,570,077
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,016,808
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,132,894
600,000		Equity One, Inc	3.750	11/15/22	592,562
850,000		Essex Portfolio LP	3.375	01/15/23	834,713
75,000		Federal Realty Investment Trust	5.900	04/01/20	85,831
2,225,000		Health Care REIT, Inc	4.000	06/01/25	2,196,186
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	553,146
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	317,155
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,613,117
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	820,132
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	651,023
2,250,000		Highwoods Realty LP	5.850	03/15/17	2,401,769
2,050,000		Kilroy Realty LP	3.800	01/15/23	2,041,966
2,375,000		Liberty Property LP	4.125	06/15/22	2,416,019
700,000		Mid-America Apartments LP	4.300	10/15/23	724,478
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,183,790
575,000		National Retail Properties, Inc	3.800	10/15/22	580,284
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,040,451
350,000		Regency Centers LP	5.250	08/01/15	351,128
40,000		Regency Centers LP	5.875	06/15/17	43,226
2,075,000		Simon Property Group LP	2.800	01/30/17	2,123,634
470,000		Simon Property Group LP	10.350	04/01/19	596,667
780,000	g	Trust F	5.250	12/15/24	811,200
340,000		Ventas Realty LP	3.125	11/30/15	342,741
400,000		Weingarten Realty Investors	3.375	10/15/22	388,400
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,828,423
475,000		Weingarten Realty Investors	4.450	01/15/24	491,627
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,003,406
		TOTAL REAL ESTATE			32,906,942

RETAILING - 1.0%
2,200,000		AmeriGas Finance LLC	3.750	05/01/21	2,156,000
200,000	g	Argos Merger Sub, Inc	7.125	03/15/23	209,500
1,667,000		AutoNation, Inc	5.500	02/01/20	1,804,527
3,200,000		AutoZone, Inc	2.500	04/15/21	3,132,093
1,100,000		AutoZone, Inc	3.250	04/15/25	1,060,523
145,000	g	Family Tree Escrow LLC	5.750	03/01/23	151,525
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	842,343
1,500,000		Home Depot, Inc	2.250	09/10/18	1,534,129
3,225,000		Home Depot, Inc	2.625	06/01/22	3,172,700
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,053,642
620,000		Men’s Wearhouse, Inc	7.000	07/01/22	663,400
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,822,081
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	5,718,777
16

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$375,000		QVC, Inc	5.125%	07/02/22	$385,740
2,000,000		Sally Holdings LLC	5.750	06/01/22	2,095,000
600,000		Tiffany & Co	3.800	10/01/24	588,946
		TOTAL RETAILING			27,390,926

SOFTWARE & SERVICES - 0.9%
800,000		Baidu, Inc	3.000	06/30/20	797,748
650,000		Equinix, Inc	4.875	04/01/20	656,500
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	10,130,909
1,700,000		Fiserv, Inc	2.700	06/01/20	1,695,218
1,700,000		Microsoft Corp	3.500	02/12/35	1,549,122
325,000		NCR Corp	5.875	12/15/21	334,750
300,000	g	Open Text Corp	5.625	01/15/23	297,000
4,200,000		Oracle Corp	2.500	05/15/22	4,074,252
4,200,000		Oracle Corp	2.950	05/15/25	4,039,119
1,700,000		Oracle Corp	4.125	05/15/45	1,575,513
300,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	310,110
275,000	g,h	SS&C Technologies Holdings, Inc	5.875	07/15/23	277,750
		TOTAL SOFTWARE & SERVICES			25,737,991

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
2,275,000		Amphenol Corp	3.125	09/15/21	2,274,133
100,000		CC Holdings GS V LLC	2.381	12/15/17	101,137
956,000		Flextronics International Ltd	4.625	02/15/20	981,095
4,925,000		General Electric Co	0.850	10/09/15	4,932,205
415,000		General Electric Co	5.250	12/06/17	451,975
1,175,000		General Electric Co	2.700	10/09/22	1,148,346
850,000		General Electric Co	4.125	10/09/42	814,762
2,725,000		General Electric Co	4.500	03/11/44	2,754,828
1,975,000		Hewlett-Packard Co	2.750	01/14/19	1,995,121
700,000		Hewlett-Packard Co	3.750	12/01/20	720,665
550,000	g	International Game Technology	5.625	02/15/20	537,625
3,000,000	g	Keysight Technologies, Inc	4.550	10/30/24	2,891,493
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,263,487
350,000	g	Millicom International Cellular S.A.	6.000	03/15/25	337,750
1,825,000	g	NXP BV	3.750	06/01/18	1,838,687
1,700,000		QUALCOMM, Inc	3.450	05/20/25	1,654,030
1,500,000		Scientific Games Corp	8.125	09/15/18	1,417,500
2,675,000	g	Seagate HDD Cayman	4.750	01/01/25	2,657,768
1,925,000	g	Seagate HDD Cayman	4.875	06/01/27	1,868,084
175,000	g	Sensata Technologies BV	5.625	11/01/24	180,250
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,822,849
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,033,969
525,000	g	Zebra Technologies Corp	7.250	10/15/22	568,313
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			37,246,072

TELECOMMUNICATION SERVICES - 2.3%
2,000,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	1,976,566
200,000	g	Altice Financing S.A.	6.625	02/15/23	198,560
975,000		American Tower Corp	3.500	01/31/23	935,387
2,450,000		AT&T, Inc	2.450	06/30/20	2,399,469
2,950,000		AT&T, Inc	2.625	12/01/22	2,770,844
17

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,050,000		AT&T, Inc	3.400%	05/15/25	$2,895,899
3,275,000		AT&T, Inc	4.500	05/15/35	3,001,718
1,175,000		AT&T, Inc	4.750	05/15/46	1,063,735
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,565,997
725,000	g	CommScope Holding Co, Inc	5.000	06/15/21	709,594
725,000	g	CommScope Holding Co, Inc	5.500	06/15/24	705,062
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	252,855
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	884,790
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	872,112
1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,006,656
1,900,000	g	ENTEL Chile S.A.	4.750	08/01/26	1,862,142
1,375,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	1,216,875
750,000	g	Oi S.A.	5.750	02/10/22	649,687
500,000		Orange S.A.	5.500	02/06/44	522,237
375,000	g	SES	3.600	04/04/23	380,472
1,725,000	g	SES Global Americas Holdings GP	2.500	03/25/19	1,717,589
1,325,000		Sprint Corp	7.250	09/15/21	1,304,297
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,542,855
2,300,000		Telefonica Emisiones SAU	4.570	04/27/23	2,412,173
1,900,000		T-Mobile USA, Inc	6.731	04/28/22	1,980,750
425,000		T-Mobile USA, Inc	6.375	03/01/25	436,156
3,000,000		Verizon Communications, Inc	0.700	11/02/15	2,995,800
5,128,000		Verizon Communications, Inc	2.625	02/21/20	5,112,129
1,925,000		Verizon Communications, Inc	3.450	03/15/21	1,960,226
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,178,791
9,100,000		Verizon Communications, Inc	4.400	11/01/34	8,517,118
8,322,000	g	Verizon Communications, Inc	4.272	01/15/36	7,464,318
2,662,000		Verizon Communications, Inc	5.012	08/21/54	2,433,358
1,000,000	g	VimpelCom Holdings BV	5.950	02/13/23	882,300
475,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	470,844
1,175,000		Windstream Corp	6.375	08/01/23	965,556
		TOTAL TELECOMMUNICATION SERVICES			68,244,917

TRANSPORTATION - 1.5%
4,025,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	4,049,573
3,825,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	3,897,862
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,751,379
850,000		Boeing Co	3.500	03/01/45	748,699
900,000	g	Bombardier, Inc	5.500	09/15/18	891,000
2,350,000		Canadian Pacific Railway Co	2.900	02/01/25	2,208,615
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	685,743
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	801,097
1,150,000		FedEx Corp	2.300	02/01/20	1,142,019
1,400,000		FedEx Corp	3.200	02/01/25	1,363,797
1,175,000		FedEx Corp	4.100	02/01/45	1,051,401
1,262,000		GATX Corp	1.250	03/04/17	1,258,114
4,240,000		GATX Corp	2.500	03/15/19	4,201,984
1,450,000		GATX Corp	2.500	07/30/19	1,434,958
1,150,000		GATX Corp	3.250	03/30/25	1,079,121
1,175,000		GATX Corp	5.200	03/15/44	1,184,145
1,700,000		GATX Corp	4.500	03/30/45	1,566,567
6,000,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	5,848,266
18

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	g	Latam Airlines Group S.A.	7.250%	06/09/20	$1,029,378
2,500,000		Norfolk Southern Corp	4.450	06/15/45	2,389,575
375,000		Northrop Grumman Corp	1.750	06/01/18	374,420
1,275,000		Southwest Airlines Co	2.750	11/06/19	1,292,603
750,000	g	Transnet SOC Ltd	4.000	07/26/22	720,300
1,750,000	g	TTX Co	3.600	01/15/25	1,754,134
1,125,000		United Parcel Service, Inc	3.625	10/01/42	1,021,114
		TOTAL TRANSPORTATION			43,745,864

UTILITIES - 4.0%
225,000	i	AES Corp	3.283	06/01/19	225,000
1,385,000		AES Corp	7.375	07/01/21	1,520,037
1,000,000		AES Corp	4.875	05/15/23	940,000
1,250,000		AGL Capital Corp	4.400	06/01/43	1,238,157
1,000,000		Alabama Power Co	3.550	12/01/23	1,021,855
725,000		Alabama Power Co	4.150	08/15/44	691,166
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	1,938,626
1,870,000		AmeriGas Partners LP	6.250	08/20/19	1,907,400
775,000		Atmos Energy Corp	8.500	03/15/19	940,795
1,825,000		Atmos Energy Corp	4.125	10/15/44	1,736,431
1,175,000		Berkshire Hathaway Energy Co	3.500	02/01/25	1,168,310
1,500,000		Berkshire Hathaway Energy Co	5.150	11/15/43	1,595,234
2,850,000		Berkshire Hathaway Energy Co	4.500	02/01/45	2,773,996
1,075,000		Black Hills Corp	4.250	11/30/23	1,110,133
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,135,177
450,000		California Resources Corp	5.000	01/15/20	396,000
250,000		California Resources Corp	6.000	11/15/24	214,687
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,687,280
225,000		Carolina Power & Light Co	5.700	04/01/35	263,650
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	170,716
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	769,126
2,250,000	g	CEZ AS.	4.250	04/03/22	2,352,310
1,850,000		Commonwealth Edison Co	4.000	08/01/20	1,973,876
395,000		Commonwealth Edison Co	5.900	03/15/36	469,111
1,425,000		Commonwealth Edison Co	3.700	03/01/45	1,274,318
415,000		Connecticut Light & Power Co	5.500	02/01/19	464,809
1,300,000		Connecticut Light & Power Co	4.300	04/15/44	1,281,571
1,700,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	1,546,116
1,625,000		Dominion Gas Holdings LLC	3.600	12/15/24	1,615,916
2,825,000		Dominion Gas Holdings LLC	4.600	12/15/44	2,653,022
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	284,407
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	674,721
1,725,000		Duke Energy Progress, Inc	4.150	12/01/44	1,660,564
1,500,000	g,i	Electricite de France	5.625	12/30/49	1,525,500
1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,278,485
275,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	277,939
1,500,000		ENN Energy Holdings Ltd	3.250	10/23/19	1,476,051
1,500,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,470,000
1,175,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	1,188,842
1,950,000		Exelon Corp	3.950	06/15/25	1,958,541
550,000		Ferrellgas Partners LP	6.750	01/15/22	551,375
1,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	1,280,699
19

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$335,000		Florida Power Corp	6.400%	06/15/38	$429,622
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,413,980
630,000		Indiana Michigan Power Co	7.000	03/15/19	732,779
555,000		Integrys Energy Group, Inc	4.170	11/01/20	590,062
3,000,000	g	Israel Electric Corp Ltd	5.000	11/12/24	3,039,000
195,000	g	Kansas Gas & Electric	6.700	06/15/19	226,554
1,900,000	g	KazMunayGas National Co JSC	4.400	04/30/23	1,730,254
500,000	g	KazMunayGas National Co JSC	4.875	05/07/25	455,500
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	930,463
1,600,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,607,510
750,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	745,586
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,206,990
2,500,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	2,459,495
2,100,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	2,031,716
630,000		Nevada Power Co	6.500	08/01/18	718,539
700,000		NiSource Finance Corp	4.800	02/15/44	711,171
1,025,000		Northeast Utilities	1.450	05/01/18	1,018,445
1,675,000		Northeast Utilities	3.150	01/15/25	1,615,928
1,975,000		Northern States Power Co	5.350	11/01/39	2,270,486
900,000		NRG Energy, Inc	6.250	05/01/24	893,250
1,525,000		NSTAR Electric Co	4.400	03/01/44	1,518,310
1,000,000		NTPC Ltd	5.625	07/14/21	1,099,162
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,437,292
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	203,027
925,000	g	Oncor Electric Delivery Co LLC	3.750	04/01/45	823,385
1,700,000		ONEOK Partners LP	3.800	03/15/20	1,734,502
950,000		ONEOK Partners LP	3.375	10/01/22	872,923
2,750,000		Pacific Gas & Electric Co	4.300	03/15/45	2,631,197
885,000		Pepco Holdings, Inc	2.700	10/01/15	888,492
135,000		Potomac Electric Power Co	7.900	12/15/38	201,075
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,072,966
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,011,628
565,000		Progress Energy, Inc	7.050	03/15/19	656,255
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,973,904
440,000		Public Service Electric & Gas Co	5.300	05/01/18	485,148
1,250,000		Public Service Electric & Gas Co	4.000	06/01/44	1,181,783
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,448,550
500,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	517,500
500,000		Sabine Pass LNG LP	6.500	11/01/20	517,500
1,150,000		Sempra Energy	2.875	10/01/22	1,113,654
1,375,000		Southern California Edison Co	4.650	10/01/43	1,425,887
1,775,000		Southern California Edison Co	3.600	02/01/45	1,575,783
1,700,000		Spectra Energy Partners LP	4.500	03/15/45	1,500,597
450,000		Tampa Electric Co	4.100	06/15/42	427,657
550,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	540,375
845,000		Virginia Electric and Power Co	2.950	01/15/22	841,542
500,000		WEC Energy Group, Inc	3.550	06/15/25	497,899
850,000		Williams Partners LP	3.600	03/15/22	824,548
825,000		Williams Partners LP	4.500	11/15/23	830,549
1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	965,713
575,000		Xcel Energy, Inc	3.300	06/01/25	563,998
470,000		Xcel Energy, Inc	4.800	09/15/41	485,720
		TOTAL UTILITIES			114,397,800

		TOTAL CORPORATE BONDS			$1,148,984,934
		(Cost $1,153,923,736)
20

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 36.6%

AGENCY SECURITIES - 0.4%
	$3,880,011		AMAL Ltd	3.465%	08/21/21	$4,087,680
	1,000,000		Amber Circle Funding Ltd	3.250	12/04/22	982,627
	10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,457,480
	1,825,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,836,698
	300,938		Totem Ocean Trailer Express, Inc	4.514	12/18/19	319,521
			TOTAL AGENCY SECURITIES			17,684,006

FOREIGN GOVERNMENT BONDS - 3.9%
	575,000		Agricultural Bank of China	2.750	05/21/20	570,929
	1,065,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,039,706
	977,000		Banque Centrale de Tunisie S.A.	8.250	09/19/27	1,132,968
	1,125,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,063,125
BRL	4,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,344,890
	$1,300,000		Brazilian Government International Bond	4.250	01/07/25	1,254,500
	1,670,000		Brazilian Government International Bond	7.125	01/20/37	1,887,100
	1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	974,650
	450,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	474,432
	2,575,000		Colombia Government International Bond	2.625	03/15/23	2,358,700
COP	1,667,000,000		Colombia Government International Bond	4.375	03/21/23	578,123
	$1,325,000		Colombia Government International Bond	5.625	02/26/44	1,341,562
	1,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,462,500
	1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,064,562
	1,000,000	g	Croatia Government International Bond	6.375	03/24/21	1,078,750
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,441,478
	$3,000,000	g	Dominican Republic International Bond	5.500	01/27/25	3,007,500
	2,000,000	g	Ecuador Government International Bond	10.500	03/24/20	2,005,000
	1,450,000	g	Egypt Government International Bond	5.875	06/11/25	1,415,925
	750,000	g	El Salvador Government International Bond	7.650	06/15/35	753,750
	395,000		European Investment Bank	4.875	02/15/36	482,250
	1,000,000		Export-Import Bank of Korea	2.250	01/21/20	989,488
	1,450,000	g	Gabonese Republic	6.950	06/16/25	1,439,125
EUR	3,760,000	g	Hellenic Republic Government Bond	4.750	04/17/19	2,306,289
	$1,380,000		Hungary Government International Bond	5.750	11/22/23	1,528,350
	1,500,000	g	Indonesia Government International Bond	3.375	04/15/23	1,413,750
	450,000	g	Indonesia Government International Bond	4.125	01/15/25	441,563
	700,000	g	Indonesia Government International Bond	5.125	01/15/45	667,625
	1,240,000		Israel Government International Bond	4.500	01/30/43	1,215,200
	1,205,000		Italy Government International Bond	6.875	09/27/23	1,494,169
	1,050,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	984,585
	290,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	293,700
	2,000,000	g	Kazakhstan Government International Bond	3.875	10/14/24	1,880,000
	500,000	g	Kenya Government International Bond	5.875	06/24/19	510,500
	3,000,000	g,i	Kommunalbanken AS.	0.456	02/20/18	3,010,659
	1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,010,943
21

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$750,000		Korea Development Bank	2.500%	03/11/20	$752,088
	3,325,000	g	Korea Housing Finance Corp	1.625	09/15/18	3,278,084
	1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,110,783
	2,698,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	2,577,378
	1,000,000	g	Lithuania Government International Bond	6.625	02/01/22	1,190,000
MXN	19,270,000		Mexican Bonos	8.000	12/07/23	1,385,428
	$500,000		Mexico Government International Bond	3.600	01/30/25	493,000
	644,000		Mexico Government International Bond	6.050	01/11/40	732,550
	500,000		Mexico Government International Bond	4.750	03/08/44	477,500
	2,015,000		Mexico Government International Bond	4.600	01/23/46	1,868,913
	500,000	g	Morocco Government International Bond	5.500	12/11/42	506,125
	350,000	g	Municipality Finance plc	1.750	05/21/19	352,906
NGN	285,000,000		Nigeria Government Bond	15.100	04/27/17	1,434,665
	$1,000,000		Panama Government International Bond	4.000	09/22/24	1,005,000
	950,000		Panama Government International Bond	3.750	03/16/25	935,750
	1,500,000		Peruvian Government International Bond	8.750	11/21/33	2,265,000
	1,250,000		Philippine Government International Bond	4.200	01/21/24	1,362,500
	1,000,000		Philippine Government International Bond	5.000	01/13/37	1,157,500
	1,833,000		Poland Government International Bond	5.125	04/21/21	2,033,530
	900,000		Poland Government International Bond	4.000	01/22/24	941,625
	620,000		Province of Quebec Canada	7.500	09/15/29	895,063
	1,290,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	1,287,742
	1,025,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,044,270
	1,500,000	g	Republic of Ghana	8.125	01/18/26	1,365,300
	1,175,000	g	Republic of Paraguay	6.100	08/11/44	1,189,688
	1,250,000	g	Republic of Serbia	5.250	11/21/17	1,291,375
	900,000		Republic of Turkey	6.000	01/14/41	948,150
	1,500,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	1,483,500
	2,000,000	g	Slovenia Government International Bond	5.500	10/26/22	2,217,900
ZAR	50,676,000		South Africa Government Bond	8.250	09/15/17	4,250,769
	$1,175,000		South Africa Government International Bond	5.500	03/09/20	1,278,400
	1,675,000		South Africa Government International Bond	5.875	09/16/25	1,855,639
	2,100,000		Turkey Government International Bond	6.750	04/03/18	2,315,741
	2,500,000		Turkey Government International Bond	3.250	03/23/23	2,325,000
	275,000		Turkey Government International Bond	5.750	03/22/24	297,688
	700,000		Turkey Government International Bond	4.250	04/14/26	667,212
	800,000		Turkey Government International Bond	6.875	03/17/36	928,000
	500,000		United Mexican States	5.950	03/19/19	560,750
	1,032,000		United Mexican States	5.125	01/15/20	1,138,296
	975,000		Uruguay Government International Bond	4.500	08/14/24	1,023,750
	1,000,000		Uruguay Government International Bond	5.100	06/18/50	952,500
	2,315,000	g	Vietnam Government International Bond	4.800	11/19/24	2,315,000
			TOTAL FOREIGN GOVERNMENT BONDS			105,410,404

MORTGAGE BACKED - 21.7%
	1,544,773	i	Federal Home Loan Mortgage Corp (FHLMC)	0.796	07/15/37	1,570,202
	7,405,000		FHLMC	4.000	11/15/39	7,845,353
	1,856,477	i	FHLMC	0.636	09/15/42	1,873,518
	1,670		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	1,675
	141		FGLMC	7.500	05/01/16	142
	68		FGLMC	7.500	06/01/16	68
	268,145		FGLMC	4.500	01/01/19	279,734
22

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$77,241		FGLMC	4.500%	01/01/20	$80,429
136,573		FGLMC	5.000	05/01/20	142,651
33,233		FGLMC	4.500	07/01/20	34,969
7,569		FGLMC	7.000	10/01/20	8,073
763,226		FGLMC	4.500	06/01/21	800,042
422,729		FGLMC	4.500	06/01/21	443,104
326,511		FGLMC	4.000	07/01/24	345,101
102,905		FGLMC	4.500	09/01/24	109,777
248		FGLMC	6.500	10/01/28	284
9,597		FGLMC	6.500	01/01/29	10,988
2,352		FGLMC	6.500	03/01/29	2,740
29,849		FGLMC	6.500	07/01/29	34,174
9,000,000	h	FGLMC	3.500	07/15/30	9,474,064
13,000,000	h	FGLMC	3.000	08/15/30	13,408,365
1,384		FGLMC	8.000	01/01/31	1,603
12,494		FGLMC	6.500	09/01/31	14,331
36,778		FGLMC	8.000	09/01/31	43,213
174,530		FGLMC	7.000	12/01/31	194,755
196,538		FGLMC	4.500	07/01/33	212,941
628,146		FGLMC	5.000	09/01/33	700,565
242,109		FGLMC	5.500	09/01/33	273,113
268,652		FGLMC	5.500	09/01/33	303,928
364,587		FGLMC	5.500	10/01/33	412,215
535,393		FGLMC	5.500	12/01/33	603,432
1,196,705		FGLMC	7.000	12/01/33	1,415,110
292,296		FGLMC	5.000	01/01/34	327,264
461,298		FGLMC	4.500	04/01/35	500,630
420,717		FGLMC	7.000	05/01/35	500,749
79,227		FGLMC	5.000	02/01/36	87,504
1,649		FGLMC	6.500	05/01/36	1,888
364,590		FGLMC	5.000	04/01/38	403,096
334,237		FGLMC	5.000	07/01/39	368,308
3,107,039		FGLMC	4.500	11/01/40	3,418,580
3,505,203		FGLMC	4.500	12/01/40	3,850,275
4,698,104		FGLMC	3.500	01/01/41	4,832,114
3,771,026		FGLMC	3.500	04/01/44	3,901,817
5,560,710		FGLMC	4.000	08/01/44	5,931,652
4,761,374		FGLMC	4.000	09/01/44	5,085,629
357,131		FGLMC	4.500	11/01/44	393,056
280,513		FGLMC	4.500	11/01/44	308,756
144,545		FGLMC	4.500	12/01/44	156,722
223,488		FGLMC	4.500	12/01/44	245,982
6,835,815		FGLMC	4.000	02/01/45	7,234,736
1,993,078		FGLMC	3.500	04/01/45	2,054,413
7,000,000	h	FGLMC	3.000	07/15/45	6,941,622
6,000,000	h	FGLMC	3.500	08/15/45	6,144,016
4,000,000	h	FGLMC	4.000	08/15/45	4,214,921
1,720		Federal National Mortgage Association (FNMA)	6.500	10/01/16	1,748
17,248		FNMA	6.500	11/01/16	17,613
13,542		FNMA	6.500	04/01/17	14,052
237,239		FNMA	5.500	04/01/18	248,611
312,930		FNMA	5.000	11/01/18	332,034
23

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$42,076		FNMA	4.500%	11/01/20	$43,924
72,405		FNMA	5.500	08/01/21	78,464
73,824		FNMA	4.500	06/01/23	78,567
202,860		FNMA	5.000	07/01/23	220,030
70,219		FNMA	4.000	05/01/24	73,968
742		FNMA	8.000	07/01/24	888
90,338		FNMA	4.500	08/01/24	96,660
792,435		FNMA	4.000	09/01/24	838,994
530		FNMA	7.500	01/01/29	609
1,292		FNMA	6.500	04/01/29	1,484
10,878		FNMA	7.500	07/01/29	11,257
6,000,000	h	FNMA	2.500	07/25/30	6,062,813
5,000,000	g,h	FNMA	3.000	07/25/30	5,172,656
3,000,000	h	FNMA	3.500	07/25/30	3,160,781
22,000,000	h	FNMA	2.500	08/25/30	22,183,907
12,000,000	h	FNMA	3.000	08/25/30	12,388,125
547		FNMA	7.500	02/01/31	573
2,655		FNMA	7.500	03/01/31	3,268
753		FNMA	7.500	05/01/31	764
1,114		FNMA	6.500	09/01/31	1,279
12,698		FNMA	6.500	11/01/31	14,992
214,407		FNMA	6.500	07/01/32	248,514
86,264		FNMA	4.500	03/25/33	88,431
5,361,538		FNMA	5.000	10/01/33	5,961,758
2,280,443		FNMA	5.500	03/01/34	2,571,894
120,199		FNMA	3.500	03/25/34	122,548
44,942		FNMA	6.000	11/01/34	51,064
10,632,637		FNMA	3.000	01/01/35	10,811,937
10,267		FNMA	7.500	06/01/35	11,131
39,528		FNMA	5.000	11/01/35	43,395
158,342		FNMA	5.000	02/01/36	171,787
906,405		FNMA	5.500	08/01/37	1,021,759
248,954		FNMA	6.000	09/01/37	287,980
949,794		FNMA	5.500	11/01/38	1,091,484
3,101,415		FNMA	4.000	02/01/39	3,289,737
47,106		FNMA	4.500	04/01/39	50,891
149,664		FNMA	4.000	07/01/39	159,529
959,726		FNMA	5.500	08/01/39	1,090,659
464,275		FNMA	4.500	10/01/39	502,501
95,326		FNMA	4.500	02/01/40	104,112
2,621,268		FNMA	4.500	03/01/40	2,855,738
506,310		FNMA	4.500	06/01/40	548,224
764,345		FNMA	5.000	08/01/40	845,573
1,650,268		FNMA	5.000	09/01/40	1,824,249
730,363		FNMA	4.500	10/01/40	791,306
33,854		FNMA	6.000	10/01/40	38,548
200,926		FNMA	4.500	11/01/40	219,444
1,483,192		FNMA	4.500	11/01/40	1,602,383
397,206		FNMA	4.500	01/01/41	436,327
311,120		FNMA	4.500	02/01/41	339,966
1,855,144		FNMA	5.000	05/01/41	2,054,372
351,791		FNMA	4.500	06/01/41	384,193
24

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$323,431		FNMA	4.500%	06/01/41	$355,290
342,455		FNMA	4.500	12/01/41	374,132
10,493,641		FNMA	5.500	12/01/41	12,001,574
356,052		FNMA	4.500	01/01/42	388,936
1,615,906		FNMA	3.500	02/01/42	1,667,590
303,851		FNMA	4.500	03/01/42	333,859
364,629		FNMA	4.500	04/01/42	398,393
1,767,583		FNMA	4.500	04/01/42	1,913,873
425,911		FNMA	4.500	06/01/42	465,590
5,155,376		FNMA	3.500	07/01/42	5,320,281
331,844		FNMA	4.500	07/01/42	364,615
2,179,854	i	FNMA	0.687	08/25/42	2,211,674
42,582		FNMA	3.000	10/01/42	42,552
42,169		FNMA	3.000	10/01/42	42,139
363,984		FNMA	3.000	10/01/42	363,732
109,097		FNMA	3.000	11/01/42	109,021
2,000,675	i	FNMA	0.587	11/25/42	2,002,501
7,401,001		FNMA	3.500	11/25/42	1,680,200
52,874		FNMA	3.000	12/01/42	52,619
7,032		FNMA	3.000	12/01/42	7,027
4,910,646		FNMA	3.000	01/01/43	4,906,517
2,211,456		FNMA	3.000	01/01/43	2,206,740
2,946,221		FNMA	3.000	02/01/43	2,943,728
6,273,093		FNMA	3.000	02/01/43	6,267,780
120,843		FNMA	3.000	02/01/43	120,647
26,027		FNMA	3.000	02/01/43	26,005
562,859		FNMA	3.500	02/01/43	582,608
138,521		FNMA	3.000	03/01/43	138,296
26,009		FNMA	3.000	03/01/43	25,975
29,447		FNMA	3.000	03/01/43	29,399
47,171		FNMA	3.000	03/01/43	47,094
1,328,878	i	FNMA	0.537	03/25/43	1,334,689
61,827		FNMA	3.000	04/01/43	61,727
2,785		FNMA	3.000	04/01/43	2,782
29,908		FNMA	3.000	04/01/43	29,888
13,841		FNMA	3.000	04/01/43	13,820
31,481		FNMA	3.000	04/01/43	31,459
66,100		FNMA	3.000	04/01/43	66,004
10,828		FNMA	3.000	04/01/43	10,807
37,631		FNMA	3.000	04/01/43	37,582
41,308		FNMA	3.000	04/01/43	41,235
1,980,227		FNMA	3.000	05/01/43	1,977,323
150,771		FNMA	3.500	05/01/43	156,049
91,176		FNMA	3.500	05/01/43	94,370
74,164		FNMA	3.500	06/01/43	76,765
193,056		FNMA	3.500	06/01/43	199,831
401,041		FNMA	3.500	06/01/43	415,113
82,670		FNMA	3.500	06/01/43	85,129
190,566		FNMA	3.500	06/01/43	197,253
153,803		FNMA	3.500	06/01/43	159,194
255,090		FNMA	3.500	07/01/43	264,041
519,416		FNMA	3.500	07/01/43	537,629
25

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,452,673		FNMA	4.000%	11/01/43	$5,834,956
2,696,202		FNMA	4.000	04/01/44	2,874,673
904,053		FNMA	4.000	06/01/44	963,712
1,077,428		FNMA	4.000	06/01/44	1,148,596
2,094,612		FNMA	4.500	06/01/44	2,302,389
7,529,114		FNMA	4.500	06/01/44	8,286,688
1,351,763		FNMA	4.000	07/01/44	1,443,716
970,966		FNMA	4.000	07/01/44	1,035,028
303,405		FNMA	4.000	07/01/44	323,439
3,059,506		FNMA	4.000	08/01/44	3,261,388
1,840,266		FNMA	4.000	08/01/44	1,961,748
1,439,753		FNMA	4.000	08/01/44	1,534,274
418,822		FNMA	4.000	08/01/44	446,496
4,611,624		FNMA	4.500	08/01/44	5,075,713
291,025		FNMA	4.000	09/01/44	310,244
236,439		FNMA	4.000	09/01/44	252,069
1,141,844		FNMA	4.000	10/01/44	1,217,253
5,945,164		FNMA	4.500	10/01/44	6,544,021
4,794,572		FNMA	4.500	11/01/44	5,277,675
1,284,362		FNMA	4.000	12/01/44	1,371,729
1,592,446		FNMA	4.000	12/01/44	1,700,766
988,153		FNMA	4.500	12/01/44	1,087,727
9,831,925		FNMA	4.000	01/01/45	10,524,985
1,028,207		FNMA	4.000	01/01/45	1,096,160
352,794		FNMA	3.500	03/01/45	363,288
635,272		FNMA	3.500	03/01/45	657,074
613,005		FNMA	4.000	05/01/45	653,565
1,362,621		FNMA	4.000	06/01/45	1,452,878
8,000,000	h	FNMA	3.000	07/25/45	7,951,249
10,000,000	h	FNMA	3.500	07/25/45	10,285,742
7,000,000	h	FNMA	4.000	07/25/45	7,406,739
27,000,000	h	FNMA	3.000	08/25/45	26,765,855
38,000,000	h	FNMA	3.500	08/25/45	38,984,882
28,000,000	h	FNMA	4.000	08/25/45	29,561,329
22,000,000	h	FNMA	4.500	08/25/45	23,732,500
22,000,000	h	FNMA	5.000	08/25/45	24,275,922
32,000,000	h	FNMA	3.500	09/25/45	32,737,500
7,000,000	h	FNMA	4.000	09/25/45	7,371,330
123		Government National Mortgage Association (GNMA)	7.000	01/15/28	141
1,681		GNMA	7.000	02/15/28	1,730
592		GNMA	7.000	06/15/28	611
1,135		GNMA	7.000	06/15/28	1,264
6,301		GNMA	6.500	09/15/28	7,187
1,721		GNMA	6.500	09/15/28	1,963
8,042		GNMA	6.500	11/15/28	9,173
3,064		GNMA	7.500	11/15/28	3,493
565		GNMA	8.500	07/15/30	571
17,295		GNMA	8.500	10/15/30	18,586
10,081		GNMA	8.500	10/20/30	12,325
1,144		GNMA	8.500	12/15/30	1,450
1,983		GNMA	7.000	06/20/31	2,415
1,929		GNMA	6.500	07/15/31	2,200
26

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,960		GNMA	7.000%	07/15/31	$4,459
6,263		GNMA	7.000	07/15/31	6,783
696		GNMA	6.500	03/15/33	799
119,727		GNMA	5.500	07/15/33	138,140
432,895		GNMA	5.500	09/15/33	499,580
125,750		GNMA	5.500	02/20/35	143,613
741,866		GNMA	5.500	05/20/35	847,252
239,051		GNMA	5.500	02/20/36	272,185
38,468		GNMA	6.000	10/20/36	44,160
40,068		GNMA	6.000	01/20/37	45,983
136,697		GNMA	6.000	02/20/37	156,903
40,434		GNMA	5.500	07/15/38	45,647
268,951		GNMA	5.500	07/20/38	302,864
103,839		GNMA	6.000	08/20/38	118,003
127,140		GNMA	6.500	11/20/38	148,081
887,186		GNMA	5.000	06/15/39	1,003,186
1,590,633		GNMA	4.500	09/20/39	1,766,640
9,794,315		GNMA	3.500	10/20/42	2,143,349
1,776,930		GNMA	3.500	07/15/43	1,849,446
1,042,468		GNMA	3.500	02/15/45	1,085,317
9,000,000	h	GNMA	3.000	07/20/45	9,068,380
5,000,000	h	GNMA	3.500	07/20/45	5,179,491
9,000,000	h	GNMA	3.000	08/20/45	9,045,529
44,000,000	h	GNMA	3.500	08/20/45	45,460,927
11,000,000	h	GNMA	4.000	08/20/45	11,627,348
12,000,000	h	GNMA	4.000	09/20/45	12,662,113
		TOTAL MORTGAGE BACKED			623,201,546

MUNICIPAL BONDS - 2.4%
225,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	225,596
4,265,000		Denver City & County School District No. 1	3.598	12/15/27	4,300,144
21,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	21,101,430
11,000,000		New York State Urban Development Corp	1.350	03/15/18	10,974,810
3,000,000		State of Illinois	4.833	02/01/17	3,101,280
12,000,000		State of Illinois	4.350	06/01/18	12,327,600
1,845,000		State of Illinois	4.700	01/01/21	1,886,568
2,560,000		State of Illinois	3.860	04/01/21	2,504,013
3,030,000		State of Illinois	4.110	04/01/22	2,881,136
2,195,000		State of Illinois	4.310	04/01/23	2,112,292
3,470,000		State of Illinois	4.760	04/01/26	3,299,311
1,763,000		State Public School Building Authority	5.000	09/15/27	1,854,887
1,250,000		Texas Public Finance Authority	5.250	07/01/17	1,250,175
		TOTAL MUNICIPAL BONDS			67,819,242

U.S. TREASURY SECURITIES - 8.2%
2,560,000		United States Treasury Bond	5.250	11/15/28	3,330,801
20,720,000		United States Treasury Bond	5.375	02/15/31	27,797,165
5,000,000		United States Treasury Bond	4.500	02/15/36	6,264,455
2,250,000		United States Treasury Bond	4.750	02/15/37	2,904,961
8,000,000		United States Treasury Bond	4.375	02/15/38	9,800,624
3,800,000		United States Treasury Bond	3.500	02/15/39	4,078,468
6,685,000		United States Treasury Bond	2.875	05/15/43	6,340,308
27

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$34,345,000		United States Treasury Bond	2.500%	02/15/45	$30,084,091
14,600,000		United States Treasury Bond	3.000	05/15/45	14,239,555
1,565,000		United States Treasury Note	0.875	01/31/18	1,564,878
7,438,000		United States Treasury Note	1.125	06/15/18	7,461,824
23,348,700		United States Treasury Note	1.500	08/31/18	23,636,916
17,959,000		United States Treasury Note	1.500	05/31/20	17,842,554
21,500,000		United States Treasury Note	1.625	06/30/20	21,478,156
310,000		United States Treasury Note	2.125	01/31/21	314,989
2,415,000		United States Treasury Note	2.000	05/31/21	2,428,584
280,000		United States Treasury Note	2.000	08/31/21	280,656
24,500,000		United States Treasury Note	1.750	02/28/22	24,048,269
6,885,000		United States Treasury Note	1.750	03/31/22	6,753,758
1,900,000		United States Treasury Note	1.750	04/30/22	1,862,445
6,000,000		United States Treasury Note	1.875	05/31/22	5,927,346
17,170,400		United States Treasury Note	2.125	05/15/25	16,831,010
		TOTAL U.S. TREASURY SECURITIES			235,271,813

		TOTAL GOVERNMENT BONDS			1,049,387,011
		(Cost $1,052,512,807)

STRUCTURED ASSETS - 18.9%

ASSET BACKED - 8.6%
430,721	i	ACE Securities Corp Home Equity Loan Trust	0.922	08/25/35	425,133
		Series - 2005 HE5 (Class M2)
2,037,972		AmeriCredit Automobile Receivables Trust	3.440	10/08/17	2,053,451
		Series - 2011 5 (Class C)
3,000,000		AmeriCredit Automobile Receivables Trust	1.310	11/08/17	3,003,276
		Series - 2012 4 (Class B)
10,881,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	10,896,843
		Series - 2013 1 (Class C)
1,845,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	1,847,526
		Series - 2013 2 (Class C)
8,207,000		AmeriCredit Automobile Receivables Trust	3.000	07/08/19	8,363,253
		Series - 2013 3 (Class D)
55,677	g,m	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0
		Series - 2006 WMC1 (Class N1)
1,266,434	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	1,259,033
		Series - 2005 HE7 (Class M2)
4,440,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	4,523,370
		Series - 2010 5A (Class B)
9,300,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	9,620,683
		Series - 2011 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,039,701
		Series - 2011 5A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,907,065
		Series - 2012 3A (Class B)
142,459	i	Bear Stearns Asset Backed Securities Trust	0.927	11/25/39	141,542
		Series - 2005 SD3 (Class 2A1)
3,763,234		Capital Auto Receivables Asset Trust	0.790	06/20/17	3,764,370
		Series - 2013 1 (Class A3)
11,480,630	g	Capital Automotive REIT	4.700	07/15/42	11,788,747
		Series - 2012 1A (Class A)
28

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,000,000	g	Capital Automotive REIT	3.660%	10/15/44	$5,972,904
		Series - 2014 1A (Class A)
2,879,203	g,i	CBRE Realty Finance CDO	0.571	04/07/52	1,071,063
		Series - 2007 1A (Class A2)
3,498,238	i,m	CCR, Inc	0.630	07/10/17	3,442,420
		Series - 2010 CX (Class C)
232,017	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	231,365
		Series - 2002 1 (Class AF6)
10,773,000	g	DB Master Finance LLC	3.262	02/20/45	10,807,333
		Series - 2015 1A (Class A2I)
6,410,000	g,i	DB/UBS Mortgage Trust	5.735	11/10/46	7,115,735
		Series - 2011 LC1A (Class C)
25,624,950	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	26,435,365
		Series - 2012 1A (Class A2)
1,750,000	g,i	FREMF Mortgage Trust	3.714	04/25/48	1,643,943
		Series - 2015 K45 (Class B)
6,700,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	6,782,196
		Series - 2010 1A (Class A2)
10,000,000	g	Hertz Vehicle Financing LLC	1.120	08/25/17	10,003,380
		Series - 2013 1A (Class A1)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	5,000,055
		Series - 2013 1A (Class B1)
2,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	2,096,448
		Series - 2011 1A (Class B2)
996,316	i	Lehman XS Trust	0.437	02/25/36	947,085
		Series - 2006 1 (Class 1A1)
2,290,371	i	Lehman XS Trust	6.500	06/25/46	1,791,473
		Series - 2006 13 (Class 2A1)
1,000,000	g,i	Longpoint Re Ltd	4.200	05/18/16	996,200
		Series - 2013 144A (Class )
1,139,948	g	Orange Lake Timeshare Trust	3.030	07/09/29	1,138,980
		Series - 2014 AA (Class B)
157,028	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.132	09/25/34	157,420
		Series - 2004 WHQ1 (Class M1)
1,215,665	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.967	01/25/36	1,208,442
		Series - 2005 WCH1 (Class M2)
36,991	i	Residential Asset Securities Corp	6.489	10/25/30	37,278
		Series - 2001 KS2 (Class AI6)
66,590	i	Residential Asset Securities Corp	0.832	04/25/35	66,602
		Series - 2005 KS3 (Class M3)
80,388		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	80,401
		Series - 2006 HI5 (Class A3)
185,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	191,034
		Series - 2006 HI1 (Class M2)
3,000,000	g,i	Sanders Re Ltd	4.000	05/05/17	2,930,100
		Series - 2013 144A (Class )
5,525,000		Santander Drive Auto Receivables Trust	4.740	09/15/17	5,660,733
		Series - 2011 4 (Class D)
19,750,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	20,200,971
		Series - 2012 2 (Class D)
29

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,425,000		Santander Drive Auto Receivables Trust	1.590%	10/15/18	$3,435,737
		Series - 2014 1 (Class B)
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	996,495
		Series - 2013 2013-1 (Class D)
367,262	i	Securitized Asset Backed Receivables LLC	0.487	10/25/35	363,274
		Series - 2006 OP1 (Class A2C)
551,567	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	555,006
		Series - 2011 1A (Class A)
501,268	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	509,546
		Series - 2011 2A (Class B)
877,879	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	889,644
		Series - 2012 2A (Class B)
5,483,247	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	5,438,481
		Series - 2013 1A (Class A)
1,327,523	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	1,327,187
		Series - 2013 1A (Class B)
13,121,553	g	Sierra Receivables Funding Co LLC	3.050	03/22/32	13,126,644
		Series - 2015 1A (Class B)
4,715,000	g	SLM Student Loan Trust	4.370	04/17/28	5,003,775
		Series - 2011 A (Class A2)
1,480,000	g	SLM Student Loan Trust	3.740	02/15/29	1,553,625
		Series - 2011 B (Class A2)
5,213,000	g	SLM Student Loan Trust	4.540	10/17/44	5,596,108
		Series - 2011 C (Class A2B)
4,233,000	g	SLM Student Loan Trust	3.830	01/17/45	4,459,618
		Series - 2012 A (Class A2)
2,873,545	g	SolarCity LMC	4.800	11/20/38	3,013,291
		Series - 2013 1 (Class A)
2,248,212	g	SolarCity LMC	4.020	07/20/44	2,268,385
		Series - 2014 2 (Class A)
188,379	i	Soundview Home Equity Loan Trust	0.487	11/25/35	187,410
		Series - 2005 OPT3 (Class A4)
10,817,384	g	SpringCastle America Funding LLC	2.700	05/25/23	10,883,575
		Series - 2014 AA (Class A)
1,397,221	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.407	10/25/36	1,386,323
		Series - 2006 GEL4 (Class A2)
5,800,000	g,i	Vitality Re IV Ltd	2.750	01/09/17	5,873,660
		Series - 2013 IV B (Class )
171,950	g,i	Wachovia Loan Trust	0.547	05/25/35	166,936
		Series - 2005 SD1 (Class A)
91,052	i	Wells Fargo Home Equity Trust	0.327	07/25/36	90,741
		Series - 2006 2 (Class A3)
6,500,000	g	Wendys Funding LLC	3.371	06/15/45	6,484,172
		Series - 2015 1A (Class A2I)
1,389,000		World Financial Network Credit Card Master Trust	3.140	01/17/23	1,442,739
		Series - 2012 A (Class A)
		TOTAL ASSET BACKED			259,695,291

OTHER MORTGAGE BACKED - 10.3%
3,838,625	g	7 WTC Depositor LLC Trust	4.082	03/13/31	3,946,425
		Series - 2012 7WTC (Class A)
30

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,429,463	i	American Home Mortgage Investment Trust	1.858%	10/25/34	$2,388,536
		Series - 2004 3 (Class 4A)
791,000	i	Banc of America Commercial Mortgage Trust	5.951	05/10/45	789,410
		Series - 2006 2 (Class C)
3,000,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	3,015,177
		Series - 2006 6 (Class B)
500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	521,147
		Series - 2007 1 (Class AM)
2,750,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	2,625,926
		Series - 2007 4 (Class E)
9,826,000	i	Bear Stearns Commercial Mortgage Securities	6.118	09/11/42	10,504,839
		Series - 2007 T28 (Class AJ)
2,537,231	i	CHL Mortgage Pass-Through Trust	2.494	02/20/35	2,504,925
		Series - 2004 HYB9 (Class 1A1)
349,904	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	358,779
		Series - 2007 C6 (Class ASB)
9,615,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	10,273,493
		Series - 2007 C3 (Class AM)
12,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	13,113,120
		Series - 2007 C3 (Class AJ)
320,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	340,338
		Series - 2007 C2 (Class AMFX)
7,800,000	i	Commercial Mortgage Trust	5.238	04/10/37	7,852,322
		Series - 2005 GG5 (Class AJ)
237,396		Countrywide Alternative Loan Trust	5.500	08/25/16	241,555
		Series - 2004 30CB (Class 1A15)
4,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	4,149,236
		Series - 2007 C4 (Class A1AJ)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,574,120
		Series - 2006 C5 (Class AM)
820,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	848,695
		Series - 2009 RR1 (Class A3C)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	5,058,460
		Series - 2007 C2 (Class AJ)
796,223		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	795,938
		Series - 2005 C3 (Class AJ)
3,670,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	3,685,205
		Series - 2005 C5 (Class C)
710,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	711,220
		Series - 2005 C5 (Class AM)
1,240,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.230	12/15/40	1,249,894
		Series - 2005 C6 (Class AJ)
15,585,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	16,255,934
		Series - 2006 C4 (Class AM)
2,535,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	2,644,568
		Series - 2007 C1 (Class AM)
1,000,000	i	GS Mortgage Securities Trust	5.553	04/10/38	1,009,933
		Series - 2006 GG6 (Class B)
739,428	i	Harborview Mortgage Loan Trust	0.408	07/19/47	628,861
		Series - 2007 4 (Class 2A1)
470,501	i	Impac CMB Trust	0.847	03/25/35	438,105
		Series - 2004 11 (Class 2A1)
31

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$765,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911%	07/15/42	$766,952
		Series - 2005 LDP2 (Class C)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.753	02/15/46	7,538,776
		Series - 2011 C3 (Class D)
1,992,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.753	02/15/46	2,125,625
		Series - 2011 C3 (Class E)
2,035,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,185,757
		Series - 2007 LD12 (Class AM)
1,300,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	1,339,982
		Series - 2006 C4 (Class B)
1,000,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	998,869
		Series - 2006 C3 (Class C)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	2,032,062
		Series - 2007 C1 (Class C)
4,500,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	4,445,235
		Series - 2007 C1 (Class D)
1,075,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	1,150,161
		Series - 2007 C6 (Class AM)
4,845,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	4,857,810
		Series - 2005 C5 (Class AJ)
580,000	i	Merrill Lynch Mortgage Trust	6.475	02/12/51	627,674
		Series - 0 C1 (Class AJA)
7,854,300	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	8,109,745
		Series - 2007 6 (Class AM)
1,790,000	g,i	Morgan Stanley Capital I Trust	6.010	08/12/41	1,845,678
		Series - 2006 T23 (Class B)
6,025,387	i	Morgan Stanley Capital I Trust	5.389	11/12/41	6,185,909
		Series - 2006 HQ10 (Class AJ)
2,500,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	2,496,513
		Series - 2005 HQ6 (Class F)
5,304,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	5,501,728
		Series - 2006 HQ9 (Class AJ)
1,821,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,870,152
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	3,310,451
		Series - 2006 HQ9 (Class C)
3,500,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	3,491,201
		Series - 2007 IQ15 (Class AJ)
187,037		Residential Accredit Loans, Inc	4.350	03/25/34	188,462
		Series - 2004 QS4 (Class A1)
341,760	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	342,607
		Series - 0 2A (Class A)
2,375,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.387	09/25/24	2,357,900
		Series - 2014 HQ2 (Class M2)
871,457	i	Structured Agency Credit Risk Debt Note (STACR)	1.437	01/25/25	870,622
		Series - 2015 DN1 (Class M1)
1,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.587	01/25/25	1,257,863
		Series - 2015 DN1 (Class M2)
9,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.387	03/25/25	8,935,398
		Series - 2015 HQ1 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.987	03/25/25	1,724,980
		Series - 2015 HQ1 (Class M3)
32

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,236,019	i	Structured Agency Credit Risk Debt Note (STACR)	1.287%	05/25/25	$2,228,423
		Series - 2015 HQ2 (Class M1)
3,475,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.137	05/25/25	3,417,729
		Series - 2015 HQ2 (Class M2)
5,800,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.385	12/15/43	5,618,147
		Series - 2007 C30 (Class AMFL)
22,235,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	23,362,759
		Series - 2007 C30 (Class AM)
1,800,000	i	Wachovia Bank Commercial Mortgage Trust	5.731	01/15/45	1,792,741
		Series - 2006 C23 (Class F)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	246,968
		Series - 2007 C34 (Class AM)
23,750,038	i	Wachovia Bank Commercial Mortgage Trust	6.144	05/15/46	24,772,145
		Series - 2007 C34 (Class AJ)
3,515,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,728,870
		Series - 2007 C31 (Class AM)
1,725,000	i	Wachovia Bank Commercial Mortgage Trust	5.860	04/15/47	1,684,397
		Series - 2007 C31 (Class C)
22,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	23,345,476
		Series - 2007 C32 (Class AMFX)
4,140,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	3,978,759
		Series - 2007 C32 (Class B)
23,475,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	24,066,875
		Series - 2007 C32 (Class AJ)
2,530,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	2,711,816
		Series - 2007 C33 (Class AM)
1,269,463	i	WaMu Mortgage Pass-Through Certificates	0.537	12/25/45	1,165,300
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			296,204,678

		TOTAL STRUCTURED ASSETS			555,899,969
		(Cost $552,230,260)

		TOTAL BONDS			2,754,271,914
		(Cost $2,758,666,803)

SHORT-TERM INVESTMENTS - 16.7%
GOVERNMENT AGENCY DEBT - 3.4%
67,000,000		Federal Home Loan Bank (FHLB)	0.040	07/01/15	67,000,000
20,000,000	d	FHLB	0.070	07/24/15	19,999,740
10,300,000		FHLB	0.060	08/12/15	10,299,516
		TOTAL GOVERNMENT AGENCY DEBT			97,299,256

TREASURY DEBT - 13.3%
31,400,000	d	United States Treasury Bill	0.073-0.086	07/23/15	31,399,906
19,000,000	q	United States Treasury Bill	0.065	08/06/15	19,000,038
25,000,000	d	United States Treasury Bill	0.067	08/13/15	25,000,075
38,500,000	d	United States Treasury Bill	0.091-0.106	08/20/15	38,499,884
44,000,000	d	United States Treasury Bill	0.065-0.082	08/27/15	44,000,176
20,000,000	d	United States Treasury Bill	0.086	09/17/15	20,000,100
26,000,000		United States Treasury Bill	0.091	10/15/15	25,998,648
33

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$70,000,000	d	United States Treasury Bill	0.093-0.130%	11/12/15	$69,990,200
30,000,000	d	United States Treasury Bill	0.080	12/10/15	29,993,250
37,000,000	d	United States Treasury Bill	0.122	02/04/16	36,980,390
40,000,000	d	United States Treasury Bill	0.196	03/31/16	39,946,720
		TOTAL TREASURY DEBT			380,809,387

		TOTAL SHORT-TERM INVESTMENTS			478,108,643
		(Cost $478,045,126)

		TOTAL INVESTMENTS - 114.0%			3,271,064,780
		(Cost $3,275,403,874)
		OTHER ASSETS & LIABILITIES, NET - (14.0)%			(401,670,668)
		NET ASSETS - 100.0%			$2,869,394,112

Abbreviation(s):
BRL	Brazilian Real
CDO	Collateralized Debt Obligation
COP	Colombian Peso
DOP	Dominican Peso
EUR	Euro
MXN	Mexican Peso
NGN	Nigerian Naira
REIT	Real Estate Investment Trust
ZAR	South African Rand

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2015, the aggregate value of these securities was $531,394,783 or 18.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
q	All or a portion of these securities have been segregated by the custodian to cover collateral on unfunded commitments.
34

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.5%

CORPORATE BONDS - 24.4%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$54,770
200,000	BorgWarner, Inc	3.375	03/15/25	196,493
200,000	BorgWarner, Inc	4.375	03/15/45	186,405
500,000	Delphi Corp	5.000	02/15/23	532,500
100,000	Delphi Corp	4.150	03/15/24	103,233
500,000	Ford Motor Co	7.450	07/16/31	639,328
650,000	Ford Motor Co	4.750	01/15/43	632,293
1,250,000	General Motors Co	6.250	10/02/43	1,391,830
300,000	Honeywell International, Inc	5.300	03/01/18	331,064
400,000	Honeywell International, Inc	5.000	02/15/19	443,938
500,000	Honeywell International, Inc	3.350	12/01/23	511,394
282,000	Honeywell International, Inc	5.700	03/15/37	335,669
150,000	Johnson Controls, Inc	2.600	12/01/16	152,980
300,000	Johnson Controls, Inc	1.400	11/02/17	298,787
160,000	Johnson Controls, Inc	4.250	03/01/21	168,866
300,000	Johnson Controls, Inc	3.625	07/02/24	300,105
270,000	Johnson Controls, Inc	6.000	01/15/36	308,771
325,000	Johnson Controls, Inc	4.625	07/02/44	308,981
100,000	Johnson Controls, Inc	4.950	07/02/64	94,622
300,000	Magna International, Inc	3.625	06/15/24	295,032
	TOTAL AUTOMOBILES & COMPONENTS			7,287,061

BANKS - 3.3%
200,000	Associated Banc-Corp	2.750	11/15/19	200,076
500,000	Australia & New Zealand Banking Group Ltd	1.250	01/10/17	501,297
250,000	Australia & New Zealand Banking Group Ltd	1.875	10/06/17	252,802
750,000	Australia & New Zealand Banking Group Ltd	1.500	01/16/18	749,170
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	496,597
500,000	Banco do Brasil S.A.	3.875	01/23/17	513,750
200,000	Banco do Brasil S.A.	3.875	10/10/22	181,500
200,000	Bancolombia S.A.	5.950	06/03/21	219,300
45,000	Bank of America Corp	3.700	09/01/15	45,186
300,000	Bank of America Corp	1.250	01/11/16	300,722
550,000	Bank of America Corp	3.625	03/17/16	560,144
1,200,000	Bank of America Corp	6.500	08/01/16	1,265,744
300,000	Bank of America Corp	1.350	11/21/16	299,907
585,000	Bank of America Corp	5.300	03/15/17	619,531
500,000	Bank of America Corp	5.420	03/15/17	529,733
1,000,000	Bank of America Corp	3.875	03/22/17	1,039,542
3,000,000	Bank of America Corp	1.700	08/25/17	3,006,093
590,000	Bank of America Corp	5.750	12/01/17	642,619
900,000	Bank of America Corp	2.000	01/11/18	902,535
35

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Bank of America Corp	1.950%	05/12/18	$499,654
2,525,000	Bank of America Corp	2.600	01/15/19	2,550,818
750,000	Bank of America Corp	2.650	04/01/19	758,358
1,000,000	Bank of America Corp	2.250	04/21/20	980,932
2,300,000	Bank of America Corp	5.875	01/05/21	2,629,047
500,000	Bank of America Corp	5.700	01/24/22	567,089
2,225,000	Bank of America Corp	3.300	01/11/23	2,188,532
2,000,000	Bank of America Corp	4.125	01/22/24	2,048,428
750,000	Bank of America Corp	4.000	04/01/24	762,124
1,475,000	Bank of America Corp	4.200	08/26/24	1,469,357
750,000	Bank of America Corp	4.000	01/22/25	729,639
550,000	Bank of America Corp	3.950	04/21/25	530,437
400,000	Bank of America Corp	4.250	10/22/26	389,630
1,500,000	Bank of America Corp	5.000	01/21/44	1,551,825
500,000	Bank of America Corp	4.875	04/01/44	506,023
200,000	Bank of America Corp	4.750	04/21/45	184,811
1,000,000	Bank of America NA	1.125	11/14/16	1,000,163
500,000	Bank of America NA	1.250	02/14/17	499,582
500,000	Bank of America NA	1.650	03/26/18	499,006
500,000	Bank of America NA	1.750	06/05/18	498,660
500,000	Bank of Montreal	1.300	07/15/16	502,704
450,000	Bank of Montreal	2.500	01/11/17	460,013
200,000	Bank of Montreal	1.400	09/11/17	200,610
400,000	Bank of Montreal	1.450	04/09/18	397,691
300,000	Bank of Montreal	1.400	04/10/18	297,703
300,000	Bank of Montreal	2.375	01/25/19	303,640
400,000	Bank of Montreal	2.550	11/06/22	388,212
750,000	Bank of Nova Scotia	1.375	07/15/16	754,723
300,000	Bank of Nova Scotia	1.100	12/13/16	300,458
150,000	Bank of Nova Scotia	2.550	01/12/17	153,190
500,000	Bank of Nova Scotia	1.250	04/11/17	500,977
300,000	Bank of Nova Scotia	1.300	07/21/17	300,014
400,000	Bank of Nova Scotia	1.375	12/18/17	398,393
350,000	Bank of Nova Scotia	1.450	04/25/18	348,138
500,000	Bank of Nova Scotia	1.700	06/11/18	499,931
500,000	Bank of Nova Scotia	2.050	10/30/18	504,732
1,000,000	Bank of Nova Scotia	2.125	09/11/19	1,005,567
200,000	Bank of Nova Scotia	4.375	01/13/21	218,396
300,000	Bank of Nova Scotia	2.800	07/21/21	301,439
300,000	Barclays plc	2.000	03/16/18	299,342
500,000	Barclays plc	2.875	06/08/20	496,458
725,000	Barclays plc	3.650	03/16/25	685,704
100,000	BB&T Corp	3.200	03/15/16	101,490
200,000	BB&T Corp	1.450	10/03/16	201,385
300,000	BB&T Corp	1.050	12/01/16	300,363
200,000	BB&T Corp	2.150	03/22/17	202,947
200,000	BB&T Corp	1.000	04/03/17	199,491
70,000	BB&T Corp	4.900	06/30/17	74,148
150,000	BB&T Corp	1.600	08/15/17	150,738
500,000	BB&T Corp	1.350	10/01/17	499,474
200,000	BB&T Corp	2.050	06/19/18	202,087
500,000	BB&T Corp	2.250	02/01/19	501,986
36

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	BB&T Corp	6.850%	04/30/19	$467,824
300,000	BB&T Corp	2.625	06/29/20	300,396
300,000	BB&T Corp	2.850	04/01/21	301,459
200,000	BB&T Corp	3.950	03/22/22	208,380
500,000	BB&T Corp	3.800	10/30/26	504,074
300,000	BPCE S.A.	1.700	04/25/16	301,612
500,000	BPCE S.A.	1.625	02/10/17	503,974
300,000	BPCE S.A.	1.625	01/26/18	299,492
250,000	BPCE S.A.	2.500	12/10/18	253,997
300,000	BPCE S.A.	2.500	07/15/19	302,419
500,000	BPCE S.A.	2.250	01/27/20	495,206
500,000	BPCE S.A.	4.000	04/15/24	504,770
300,000	Canadian Imperial Bank of Commerce	1.550	01/23/18	300,252
125,000	Capital One Bank USA NA	1.150	11/21/16	124,545
300,000	Capital One Bank USA NA	1.200	02/13/17	298,446
300,000	Capital One Bank USA NA	1.500	09/05/17	297,922
300,000	Capital One Bank USA NA	1.650	02/05/18	298,120
250,000	Capital One Bank USA NA	1.500	03/22/18	246,619
400,000	Capital One Bank USA NA	2.150	11/21/18	399,288
300,000	Capital One Bank USA NA	2.250	02/13/19	298,286
300,000	Capital One Bank USA NA	2.300	06/05/19	297,535
800,000	Capital One Bank USA NA	2.400	09/05/19	792,267
500,000	Capital One Bank USA NA	2.950	07/23/21	491,111
972,000	Capital One Bank USA NA	3.375	02/15/23	942,998
800,000	Citigroup, Inc	4.950	11/07/43	826,394
500,000	Citigroup, Inc	1.300	04/01/16	501,151
500,000	Citigroup, Inc	1.300	11/15/16	499,578
200,000	Citigroup, Inc	4.450	01/10/17	208,928
500,000	Citigroup, Inc	1.350	03/10/17	499,480
500,000	Citigroup, Inc	1.550	08/14/17	499,043
11,000	Citigroup, Inc	6.000	08/15/17	11,963
500,000	Citigroup, Inc	1.850	11/24/17	501,128
500,000	Citigroup, Inc	1.800	02/05/18	498,560
1,000,000	Citigroup, Inc	1.700	04/27/18	993,063
750,000	Citigroup, Inc	1.750	05/01/18	746,209
300,000	Citigroup, Inc	2.500	09/26/18	304,327
500,000	Citigroup, Inc	2.550	04/08/19	503,812
500,000	Citigroup, Inc	2.500	07/29/19	500,356
350,000	Citigroup, Inc	2.400	02/18/20	346,122
684,000	Citigroup, Inc	5.375	08/09/20	764,053
2,700,000	Citigroup, Inc	4.500	01/14/22	2,896,360
1,675,000	Citigroup, Inc	4.050	07/30/22	1,713,182
2,600,000	Citigroup, Inc	3.500	05/15/23	2,535,198
1,000,000	Citigroup, Inc	3.875	10/25/23	1,019,157
750,000	Citigroup, Inc	3.750	06/16/24	753,368
500,000	Citigroup, Inc	4.000	08/05/24	492,672
750,000	Citigroup, Inc	3.875	03/26/25	717,346
1,000,000	Citigroup, Inc	3.300	04/27/25	960,105
525,000	Citigroup, Inc	4.400	06/10/25	522,256
400,000	Citigroup, Inc	5.500	09/13/25	431,677
1,100,000	Citigroup, Inc	4.300	11/20/26	1,073,800
200,000	Citigroup, Inc	5.875	01/30/42	233,186
37

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$225,000		Citigroup, Inc	6.675%	09/13/43	$271,615
300,000		Citizens Bank NA	1.600	12/04/17	299,451
300,000		Citizens Bank NA	2.450	12/04/19	297,808
250,000		Comerica, Inc	5.750	11/21/16	266,499
50,000		Comerica, Inc	5.200	08/22/17	53,322
300,000		Comerica, Inc	2.500	06/02/20	299,910
200,000		Comerica, Inc	3.800	07/22/26	193,995
750,000		Commonwealth Bank of Australia	1.125	03/13/17	750,465
500,000		Commonwealth Bank of Australia	1.400	09/08/17	501,627
250,000		Commonwealth Bank of Australia	1.900	09/18/17	253,149
750,000		Commonwealth Bank of Australia	2.250	03/13/19	753,129
500,000		Commonwealth Bank of Australia	2.300	09/06/19	500,954
300,000		Compass Bank	1.850	09/29/17	299,588
300,000		Compass Bank	2.750	09/29/19	298,376
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	412,782
275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	275,543
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	502,935
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	497,094
1,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,558,749
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	374,502
1,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	973,261
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	437,687
200,000		Corpbanca S.A.	3.125	01/15/18	200,538
400,000		Deutsche Bank AG	1.400	02/13/17	398,752
300,000		Deutsche Bank AG	1.875	02/13/18	298,940
1,750,000		Deutsche Bank AG	2.500	02/13/19	1,755,007
500,000		Deutsche Bank AG	3.700	05/30/24	490,852
500,000		Deutsche Bank AG	4.500	04/01/25	476,046
500,000	i	Deutsche Bank AG	4.296	05/24/28	472,102
400,000		Discover Bank	2.000	02/21/18	398,830
215,000		Discover Bank	7.000	04/15/20	250,023
300,000		Discover Bank	3.100	06/04/20	299,436
300,000		Discover Bank	3.200	08/09/21	295,476
400,000		Discover Bank	4.200	08/08/23	404,356
200,000		Discover Bank	4.250	03/13/26	197,279
500,000		Fifth Third Bancorp	1.150	11/18/16	498,833
300,000		Fifth Third Bancorp	1.350	06/01/17	299,058
500,000		Fifth Third Bancorp	1.450	02/28/18	496,077
300,000		Fifth Third Bancorp	2.300	03/01/19	300,086
375,000		Fifth Third Bancorp	2.375	04/25/19	375,246
200,000		Fifth Third Bancorp	2.875	10/01/21	197,858
200,000		Fifth Third Bancorp	3.500	03/15/22	203,232
500,000		Fifth Third Bancorp	4.300	01/16/24	512,454
140,000		Fifth Third Bancorp	8.250	03/01/38	201,087
100,000		First Horizon National Corp	5.375	12/15/15	101,533
250,000		First Republic Bank	2.375	06/17/19	249,565
250,000		First Tennessee Bank NA	2.950	12/01/19	249,675
100,000		FirstMerit Corp	4.350	02/04/23	103,221
250,000		FirstMerit Corp	4.270	11/25/26	251,108
750,000		HSBC Bank USA NA	4.875	08/24/20	829,340
266,000		HSBC Bank USA NA	5.875	11/01/34	310,704
33,000		HSBC Bank USA NA	7.000	01/15/39	42,576
38

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	HSBC Holdings plc	4.875%	01/14/22	$164,844
1,350,000	HSBC Holdings plc	4.250	03/14/24	1,361,621
2,325,000	HSBC Holdings plc	6.500	09/15/37	2,797,321
550,000	HSBC Holdings plc	6.100	01/14/42	667,290
275,000	HSBC Holdings plc	5.250	03/14/44	284,249
300,000	HSBC USA, Inc	1.300	06/23/17	299,811
1,000,000	HSBC USA, Inc	1.625	01/16/18	1,000,006
750,000	HSBC USA, Inc	2.625	09/24/18	765,705
500,000	HSBC USA, Inc	2.250	06/23/19	495,752
750,000	HSBC USA, Inc	2.375	11/13/19	747,181
500,000	HSBC USA, Inc	2.350	03/05/20	495,485
1,000,000	HSBC USA, Inc	3.500	06/23/24	1,005,324
200,000	Huntington Bancshares, Inc	2.600	08/02/18	202,404
250,000	Huntington National Bank	1.350	08/02/16	250,153
200,000	Huntington National Bank	1.300	11/20/16	199,653
300,000	Huntington National Bank	1.700	02/26/18	298,042
250,000	Huntington National Bank	2.000	06/30/18	249,966
300,000	Huntington National Bank	2.200	04/01/19	298,062
300,000	Huntington National Bank	2.400	04/01/20	296,389
750,000	Industrial & Commercial Bank of China Ltd	2.351	11/13/17	755,335
250,000	Industrial & Commercial Bank of China Ltd	3.231	11/13/19	254,204
200,000	Intesa Sanpaolo S.p.A	2.375	01/13/17	200,959
625,000	Intesa Sanpaolo S.p.A	3.875	01/16/18	644,917
500,000	Intesa Sanpaolo S.p.A	3.875	01/15/19	514,085
200,000	Intesa Sanpaolo S.p.A	5.250	01/12/24	213,423
1,000,000	JPMorgan Chase & Co	1.125	02/26/16	1,002,829
1,250,000	JPMorgan Chase & Co	3.450	03/01/16	1,271,110
300,000	JPMorgan Chase & Co	3.150	07/05/16	306,051
1,000,000	JPMorgan Chase & Co	1.350	02/15/17	1,000,748
1,850,000	JPMorgan Chase & Co	2.000	08/15/17	1,868,459
335,000	JPMorgan Chase & Co	6.000	01/15/18	368,837
400,000	JPMorgan Chase & Co	1.800	01/25/18	401,046
500,000	JPMorgan Chase & Co	1.700	03/01/18	498,453
500,000	JPMorgan Chase & Co	1.625	05/15/18	496,813
1,000,000	JPMorgan Chase & Co	2.350	01/28/19	1,003,184
1,000,000	JPMorgan Chase & Co	2.200	10/22/19	990,397
1,750,000	JPMorgan Chase & Co	2.250	01/23/20	1,719,725
180,000	JPMorgan Chase & Co	4.950	03/25/20	198,245
1,350,000	JPMorgan Chase & Co	2.750	06/23/20	1,348,981
700,000	JPMorgan Chase & Co	4.400	07/22/20	753,493
1,820,000	JPMorgan Chase & Co	4.250	10/15/20	1,944,253
1,950,000	JPMorgan Chase & Co	4.350	08/15/21	2,082,822
1,000,000	JPMorgan Chase & Co	4.500	01/24/22	1,070,721
3,150,000	JPMorgan Chase & Co	3.250	09/23/22	3,125,792
1,100,000	JPMorgan Chase & Co	3.200	01/25/23	1,083,971
750,000	JPMorgan Chase & Co	3.375	05/01/23	727,329
1,000,000	JPMorgan Chase & Co	3.875	02/01/24	1,014,908
1,000,000	JPMorgan Chase & Co	3.625	05/13/24	994,320
1,500,000	JPMorgan Chase & Co	3.875	09/10/24	1,470,356
1,000,000	JPMorgan Chase & Co	4.125	12/15/26	981,600
958,000	JPMorgan Chase & Co	5.500	10/15/40	1,071,070
1,000,000	JPMorgan Chase & Co	5.625	08/16/43	1,062,847
39

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		JPMorgan Chase & Co	4.950%	06/01/45	$968,584
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	744,375
300,000		KeyBank NA	1.100	11/25/16	300,416
500,000		KeyBank NA	1.650	02/01/18	500,127
250,000		KeyBank NA	2.500	12/15/19	250,875
175,000		KeyBank NA	2.250	03/16/20	173,364
300,000		KeyBank NA	3.180	05/22/22	299,070
500,000		KeyBank NA	3.300	06/01/25	484,729
400,000		KeyCorp	2.300	12/13/18	403,293
150,000		KeyCorp	5.100	03/24/21	166,258
700,000		Lloyds Bank plc	4.200	03/28/17	734,528
500,000		Lloyds Bank plc	2.300	11/27/18	505,470
500,000		Lloyds Bank plc	2.350	09/05/19	499,769
300,000		Lloyds Bank plc	2.400	03/17/20	298,919
600,000		Lloyds Bank plc	3.500	05/14/25	588,182
500,000		Lloyds Banking Group plc	4.500	11/04/24	499,581
300,000		Manufacturers & Traders Trust Co	1.250	01/30/17	299,825
300,000		Manufacturers & Traders Trust Co	1.400	07/25/17	299,530
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	198,468
300,000		Manufacturers & Traders Trust Co	2.300	01/30/19	302,195
300,000		Manufacturers & Traders Trust Co	2.250	07/25/19	300,212
150,000		Manufacturers & Traders Trust Co	2.100	02/06/20	147,760
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	288,781
100,000		Manufacturers & Traders Trust Co	2.900	02/06/25	94,442
200,000		MUFG Americas Holdings Corp	1.625	02/09/18	199,143
500,000		MUFG Americas Holdings Corp	2.250	02/10/20	493,610
200,000		MUFG Americas Holdings Corp	3.000	02/10/25	187,688
300,000		National Australia Bank Ltd	1.300	07/25/16	301,973
250,000		National Australia Bank Ltd	2.750	03/09/17	257,015
300,000		National Australia Bank Ltd	2.300	07/25/18	304,580
200,000		National Australia Bank Ltd	3.000	01/20/23	197,203
500,000		National Bank of Canada	1.450	11/07/17	499,053
350,000		Northern Trust Corp	2.375	08/02/22	337,661
500,000		Northern Trust Corp	3.950	10/30/25	515,805
300,000		People’s United Bank	4.000	07/15/24	296,630
100,000		People’s United Financial, Inc	3.650	12/06/22	99,225
200,000		PNC Bank NA	0.800	01/28/16	200,274
300,000		PNC Bank NA	1.300	10/03/16	301,235
400,000		PNC Bank NA	1.125	01/27/17	399,983
300,000		PNC Bank NA	1.500	10/18/17	300,350
300,000		PNC Bank NA	1.500	02/23/18	298,885
300,000		PNC Bank NA	1.600	06/01/18	299,366
150,000		PNC Bank NA	2.200	01/28/19	150,620
800,000		PNC Bank NA	2.250	07/02/19	798,899
600,000		PNC Bank NA	2.400	10/18/19	603,493
300,000		PNC Bank NA	2.300	06/01/20	297,844
750,000		PNC Bank NA	2.700	11/01/22	720,913
500,000		PNC Bank NA	2.950	01/30/23	483,132
300,000		PNC Bank NA	2.950	02/23/25	288,497
300,000		PNC Bank NA	3.250	06/01/25	292,525
150,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	146,817
300,000		PNC Financial Services Group, Inc	3.900	04/29/24	302,640
40

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$700,000	PNC Funding Corp	2.700%	09/19/16	$712,089
645,000	PNC Funding Corp	5.125	02/08/20	722,530
50,000	PNC Funding Corp	4.375	08/11/20	54,382
400,000	PNC Funding Corp	3.300	03/08/22	406,441
500,000	Rabobank Nederland NV	4.500	01/11/21	544,582
350,000	Rabobank Nederland NV	5.250	05/24/41	382,133
1,100,000	Regions Financial Corp	2.000	05/15/18	1,098,690
200,000	Royal Bank of Canada	0.625	12/04/15	200,094
750,000	Royal Bank of Canada	1.125	07/22/16	753,853
700,000	Royal Bank of Canada	1.450	09/09/16	705,298
1,000,000	Royal Bank of Canada	1.200	01/23/17	1,003,943
500,000	Royal Bank of Canada	1.200	09/19/17	499,135
500,000	Royal Bank of Canada	1.400	10/13/17	501,250
500,000	Royal Bank of Canada	2.200	07/27/18	508,246
500,000	Royal Bank of Canada	2.000	10/01/18	506,670
600,000	Royal Bank of Canada	2.150	03/15/19	603,569
1,000,000	Royal Bank of Canada	2.200	09/23/19	1,006,567
750,000	Royal Bank of Canada	1.875	02/05/20	743,317
250,000	Royal Bank of Canada	2.150	03/06/20	249,377
500,000	Royal Bank of Scotland Group plc	1.875	03/31/17	497,392
250,000	Royal Bank of Scotland Group plc	6.400	10/21/19	279,174
750,000	Royal Bank of Scotland Group plc	6.125	01/11/21	859,827
500,000	Santander Bank NA	2.000	01/12/18	499,698
200,000	Santander Holdings USA, Inc	3.450	08/27/18	206,263
250,000	Santander Holdings USA, Inc	2.650	04/17/20	245,563
250,000	Societe Generale S.A.	2.750	10/12/17	256,195
400,000	Societe Generale S.A.	2.625	10/01/18	408,254
250,000	Sovereign Bank	8.750	05/30/18	291,261
250,000	Sumitomo Mitsui Banking Corp	1.450	07/19/16	250,916
300,000	Sumitomo Mitsui Banking Corp	1.300	01/10/17	300,212
500,000	Sumitomo Mitsui Banking Corp	1.350	07/11/17	499,776
250,000	Sumitomo Mitsui Banking Corp	1.800	07/18/17	251,734
300,000	Sumitomo Mitsui Banking Corp	1.500	01/18/18	299,223
250,000	Sumitomo Mitsui Banking Corp	2.500	07/19/18	254,666
300,000	Sumitomo Mitsui Banking Corp	2.450	01/10/19	303,066
500,000	Sumitomo Mitsui Banking Corp	2.250	07/11/19	498,067
250,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	249,212
300,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	292,630
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	311,646
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	500,485
100,000	SunTrust Banks, Inc	3.600	04/15/16	101,889
150,000	SunTrust Banks, Inc	3.500	01/20/17	154,452
500,000	SunTrust Banks, Inc	1.350	02/15/17	499,621
100,000	SunTrust Banks, Inc	6.000	09/11/17	109,147
300,000	SunTrust Banks, Inc	7.250	03/15/18	341,036
200,000	SunTrust Banks, Inc	2.350	11/01/18	201,151
225,000	SunTrust Banks, Inc	2.750	05/01/23	216,220
50,000	SVB Financial Group	5.375	09/15/20	55,667
200,000	Svenska Handelsbanken AB	3.125	07/12/16	204,705
300,000	Svenska Handelsbanken AB	2.875	04/04/17	308,809
500,000	Svenska Handelsbanken AB	1.625	03/21/18	500,661
300,000	Svenska Handelsbanken AB	2.500	01/25/19	304,652
41

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Svenska Handelsbanken AB	2.250%	06/17/19	$501,951
300,000	Toronto-Dominion Bank	2.500	07/14/16	305,090
300,000	Toronto-Dominion Bank	1.500	09/09/16	302,361
650,000	Toronto-Dominion Bank	2.375	10/19/16	662,206
500,000	Toronto-Dominion Bank	1.125	05/02/17	500,650
500,000	Toronto-Dominion Bank	1.625	03/13/18	502,429
400,000	Toronto-Dominion Bank	1.400	04/30/18	398,956
600,000	Toronto-Dominion Bank	2.625	09/10/18	618,037
500,000	Toronto-Dominion Bank	2.125	07/02/19	501,500
300,000	Toronto-Dominion Bank	2.250	11/05/19	300,968
250,000	Union Bank NA	1.500	09/26/16	250,769
250,000	Union Bank NA	2.625	09/26/18	253,891
200,000	Union Bank NA	2.250	05/06/19	200,025
225,000	UnionBanCal Corp	3.500	06/18/22	227,822
940,000	US Bancorp	1.650	05/15/17	951,194
1,000,000	US Bancorp	1.950	11/15/18	1,008,416
500,000	US Bancorp	2.200	04/25/19	504,888
200,000	US Bancorp	2.950	07/15/22	196,623
375,000	US Bancorp	3.700	01/30/24	387,691
500,000	US Bancorp	3.600	09/11/24	501,905
500,000	US Bank NA	1.350	01/26/18	499,440
500,000	US Bank NA	2.125	10/28/19	500,173
500,000	US Bank NA	2.800	01/27/25	477,645
300,000	Westpac Banking Corp	1.050	11/25/16	301,001
500,000	Westpac Banking Corp	1.200	05/19/17	500,990
400,000	Westpac Banking Corp	2.000	08/14/17	405,487
500,000	Westpac Banking Corp	1.500	12/01/17	500,613
750,000	Westpac Banking Corp	1.600	01/12/18	751,943
500,000	Westpac Banking Corp	2.250	07/30/18	507,261
500,000	Westpac Banking Corp	2.250	01/17/19	505,929
75,000	Westpac Banking Corp	4.875	11/19/19	83,082
600,000	Westpac Banking Corp	2.300	05/26/20	597,069
	TOTAL BANKS			196,645,498

CAPITAL GOODS - 0.8%
42,000	Agilent Technologies, Inc	6.500	11/01/17	46,365
100,000	Agilent Technologies, Inc	5.000	07/15/20	109,409
100,000	Agilent Technologies, Inc	3.200	10/01/22	96,536
400,000	Agilent Technologies, Inc	3.875	07/15/23	400,397
200,000	Applied Materials, Inc	4.300	06/15/21	213,755
100,000	Applied Materials, Inc	5.850	06/15/41	113,592
200,000	Arrow Electronics, Inc	3.000	03/01/18	203,064
200,000	Arrow Electronics, Inc	5.125	03/01/21	217,043
200,000	Arrow Electronics, Inc	3.500	04/01/22	196,690
200,000	Arrow Electronics, Inc	4.000	04/01/25	195,245
225,000	Avnet, Inc	6.625	09/15/16	237,672
300,000	Avnet, Inc	4.875	12/01/22	311,977
100,000	Carlisle Cos, Inc	5.125	12/15/20	108,914
100,000	Carlisle Cos, Inc	3.750	11/15/22	99,612
300,000	Caterpillar Financial Services Corp	1.750	03/24/17	304,017
200,000	Caterpillar Financial Services Corp	1.250	08/18/17	200,280
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	549,176
42

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Caterpillar Financial Services Corp	1.250%	11/06/17	$500,082
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	220,988
200,000	Caterpillar Financial Services Corp	2.450	09/06/18	204,480
1,361,000	Caterpillar Financial Services Corp	7.150	02/15/19	1,601,301
300,000	Caterpillar Financial Services Corp	2.100	06/09/19	301,111
150,000	Caterpillar Financial Services Corp	2.250	12/01/19	151,185
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	197,478
200,000	Caterpillar Financial Services Corp	2.750	08/20/21	202,038
700,000	Caterpillar Financial Services Corp	3.750	11/24/23	729,646
400,000	Caterpillar Financial Services Corp	3.300	06/09/24	402,447
525,000	Caterpillar Financial Services Corp	3.250	12/01/24	519,097
50,000	Caterpillar, Inc	5.700	08/15/16	52,754
150,000	Caterpillar, Inc	1.500	06/26/17	151,409
200,000	Caterpillar, Inc	3.900	05/27/21	213,030
200,000	Caterpillar, Inc	3.400	05/15/24	202,757
738,000	Caterpillar, Inc	3.803	08/15/42	676,623
300,000	Caterpillar, Inc	4.300	05/15/44	293,579
100,000	Crane Co	2.750	12/15/18	101,914
300,000	CRH America, Inc	5.750	01/15/21	340,567
200,000	Cummins, Inc	3.650	10/01/23	207,005
200,000	Cummins, Inc	4.875	10/01/43	211,906
450,000	Danaher Corp	5.625	01/15/18	497,496
200,000	Danaher Corp	3.900	06/23/21	213,938
150,000	Deere & Co	2.600	06/08/22	147,422
218,000	Deere & Co	5.375	10/16/29	255,424
650,000	Deere & Co	3.900	06/09/42	604,155
200,000	Dover Corp	4.875	10/15/15	202,465
150,000	Dover Corp	5.450	03/15/18	166,244
100,000	Dover Corp	5.375	03/01/41	112,705
600,000	Eaton Corp	1.500	11/02/17	598,530
200,000	Eaton Corp	5.600	05/15/18	220,519
1,075,000	Eaton Corp	2.750	11/02/22	1,044,278
150,000	Eaton Corp	4.000	11/02/32	144,770
250,000	Eaton Corp	4.150	11/02/42	229,787
300,000	Embraer Netherlands Finance BV	5.050	06/15/25	300,000
200,000	Emerson Electric Co	5.250	11/15/39	224,217
300,000	Emerson Electric Co	5.250	10/15/18	333,676
400,000	Emerson Electric Co	4.875	10/15/19	442,448
350,000	Emerson Electric Co	2.625	02/15/23	341,349
200,000	Emerson Electric Co	3.150	06/01/25	196,806
150,000	Flowserve Corp	3.500	09/15/22	148,907
200,000	Flowserve Corp	4.000	11/15/23	202,067
100,000	FMC Technologies, Inc	2.000	10/01/17	99,847
100,000	FMC Technologies, Inc	3.450	10/01/22	96,262
300,000	General Dynamics Corp	2.250	07/15/16	304,598
600,000	General Dynamics Corp	2.250	11/15/22	568,171
225,000	General Dynamics Corp	3.600	11/15/42	200,905
100,000	IDEX Corp	4.500	12/15/20	105,818
200,000	IDEX Corp	4.200	12/15/21	208,536
300,000	Illinois Tool Works, Inc	0.900	02/25/17	300,157
300,000	Illinois Tool Works, Inc	1.950	03/01/19	301,303
100,000	Illinois Tool Works, Inc	6.250	04/01/19	114,606
43

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Illinois Tool Works, Inc	3.500%	03/01/24	$407,585
200,000	Illinois Tool Works, Inc	4.875	09/15/41	213,023
500,000	Illinois Tool Works, Inc	3.900	09/01/42	461,194
170,000	Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	193,171
250,000	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	254,024
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	310,624
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	219,342
100,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	99,476
100,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	97,701
100,000	John Deere Capital Corp	1.050	12/15/16	100,082
100,000	John Deere Capital Corp	2.000	01/13/17	101,607
800,000	John Deere Capital Corp	5.500	04/13/17	864,062
300,000	John Deere Capital Corp	1.125	06/12/17	300,156
250,000	John Deere Capital Corp	1.200	10/10/17	249,623
500,000	John Deere Capital Corp	1.550	12/15/17	503,266
500,000	John Deere Capital Corp	1.300	03/12/18	498,623
200,000	John Deere Capital Corp	1.950	12/13/18	201,964
350,000	John Deere Capital Corp	1.700	01/15/20	342,403
400,000	John Deere Capital Corp	2.050	03/10/20	395,474
400,000	John Deere Capital Corp	2.800	03/04/21	404,785
200,000	John Deere Capital Corp	3.150	10/15/21	205,202
200,000	John Deere Capital Corp	2.800	01/27/23	196,574
300,000	John Deere Capital Corp	3.350	06/12/24	305,330
100,000	Joy Global, Inc	5.125	10/15/21	109,487
200,000	Kennametal, Inc	2.650	11/01/19	198,611
150,000	Kennametal, Inc	3.875	02/15/22	150,333
200,000	KLA-Tencor Corp	2.375	11/01/17	201,339
200,000	KLA-Tencor Corp	3.375	11/01/19	205,279
200,000	KLA-Tencor Corp	4.125	11/01/21	204,957
200,000	KLA-Tencor Corp	4.650	11/01/24	199,384
200,000	KLA-Tencor Corp	5.650	11/01/34	200,289
200,000	Lam Research Corp	2.750	03/15/20	198,460
200,000	Lam Research Corp	3.800	03/15/25	194,367
100,000	Legrand France S.A.	8.500	02/15/25	134,957
400,000	Lockheed Martin Corp	7.650	05/01/16	422,306
200,000	Lockheed Martin Corp	3.350	09/15/21	205,621
300,000	Lockheed Martin Corp	2.900	03/01/25	287,010
300,000	Lockheed Martin Corp	3.600	03/01/35	276,183
350,000	Lockheed Martin Corp	4.850	09/15/41	368,611
1,108,000	Lockheed Martin Corp	4.070	12/15/42	1,043,000
300,000	Mosaic Co	4.250	11/15/23	308,070
300,000	Mosaic Co	5.450	11/15/33	318,478
100,000	Mosaic Co	4.875	11/15/41	94,648
300,000	Mosaic Co	5.625	11/15/43	318,545
250,000	Parker-Hannifin Corp	3.500	09/15/22	258,510
300,000	Parker-Hannifin Corp	3.300	11/21/24	300,582
200,000	Parker-Hannifin Corp	4.200	11/21/34	198,763
200,000	Parker-Hannifin Corp	4.450	11/21/44	200,904
275,000	Pentair Finance S.A.	1.350	12/01/15	275,369
225,000	Pentair Finance S.A.	2.650	12/01/19	222,826
100,000	Pentair Finance S.A.	3.150	09/15/22	96,243
275,000	Precision Castparts Corp	2.500	01/15/23	263,278
44

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Precision Castparts Corp	3.250%	06/15/25	$295,717
400,000		Precision Castparts Corp	4.200	06/15/35	397,482
100,000		Precision Castparts Corp	3.900	01/15/43	92,112
50,000		Raytheon Co	4.400	02/15/20	54,702
450,000		Raytheon Co	3.125	10/15/20	465,816
500,000		Raytheon Co	2.500	12/15/22	487,666
300,000		Raytheon Co	3.150	12/15/24	297,083
200,000		Raytheon Co	7.200	08/15/27	265,485
100,000		Raytheon Co	4.700	12/15/41	103,911
150,000		Raytheon Co	4.200	12/15/44	145,147
300,000		Reliance Steel & Aluminum Co	4.500	04/15/23	294,763
200,000		Rockwell Automation, Inc	2.050	03/01/20	198,402
100,000		Rockwell Automation, Inc	6.250	12/01/37	126,026
100,000		Rockwell Collins, Inc	3.100	11/15/21	102,923
125,000		Rockwell Collins, Inc	3.700	12/15/23	128,381
125,000		Rockwell Collins, Inc	4.800	12/15/43	130,991
200,000		Roper Industries, Inc	1.850	11/15/17	201,267
125,000		Roper Industries, Inc	2.050	10/01/18	124,611
100,000		Roper Industries, Inc	6.250	09/01/19	113,772
200,000		Roper Industries, Inc	3.125	11/15/22	193,393
100,000		Snap-on, Inc	4.250	01/15/18	106,520
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	255,328
600,000		Stanley Black & Decker, Inc	2.900	11/01/22	589,461
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	106,759
250,000		Textron, Inc	5.600	12/01/17	271,665
500,000		Textron, Inc	3.650	03/01/21	509,689
250,000		Timken Co	3.875	09/01/24	241,645
200,000		Trinity Industries, Inc	4.550	10/01/24	192,671
200,000		Tupperware Brands Corp	4.750	06/01/21	210,773
21,000		Tyco International Finance S.A.	3.375	10/15/15	21,138
250,000		United Technologies Corp	1.800	06/01/17	253,605
1,400,000		United Technologies Corp	5.375	12/15/17	1,537,432
500,000	i	United Technologies Corp	1.778	05/04/18	501,279
490,000		United Technologies Corp	4.500	04/15/20	538,906
825,000		United Technologies Corp	3.100	06/01/22	830,589
280,000		United Technologies Corp	5.400	05/01/35	314,499
280,000		United Technologies Corp	6.050	06/01/36	338,949
145,000		United Technologies Corp	5.700	04/15/40	168,855
1,650,000		United Technologies Corp	4.500	06/01/42	1,670,107
500,000		United Technologies Corp	4.150	05/15/45	475,567
34,000		Valmont Industries, Inc	6.625	04/20/20	39,203
200,000		Valmont Industries, Inc	5.000	10/01/44	180,515
100,000		Valmont Industries, Inc	5.250	10/01/54	89,310
300,000		WW Grainger, Inc	4.600	06/15/45	299,173
100,000		Xylem, Inc	3.550	09/20/16	102,575
300,000		Xylem, Inc	4.875	10/01/21	324,650
		TOTAL CAPITAL GOODS			48,784,761

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
355,000		21st Century Fox America, Inc	7.250	05/18/18	409,100
1,250,000		21st Century Fox America, Inc	3.000	09/15/22	1,219,833
200,000		21st Century Fox America, Inc	4.000	10/01/23	205,788
45

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		21st Century Fox America, Inc	3.700%	09/15/24	$201,205
1,325,000		21st Century Fox America, Inc	6.200	12/15/34	1,533,518
1,000,000		21st Century Fox America, Inc	6.150	02/15/41	1,157,522
225,000		21st Century Fox America, Inc	5.400	10/01/43	239,337
500,000		21st Century Fox America, Inc	4.750	09/15/44	487,108
175,000		Air Lease Corp	2.125	01/15/18	173,250
600,000		Air Lease Corp	3.375	01/15/19	611,250
200,000		Air Lease Corp	3.875	04/01/21	202,000
500,000		Air Lease Corp	3.750	02/01/22	499,249
500,000		Daimler Finance North America LLC	8.500	01/18/31	733,119
300,000		eBay, Inc	0.700	07/15/15	300,010
300,000		eBay, Inc	1.350	07/15/17	299,417
300,000		eBay, Inc	2.200	08/01/19	298,535
200,000		eBay, Inc	3.250	10/15/20	205,599
300,000		eBay, Inc	2.875	08/01/21	295,205
400,000		eBay, Inc	2.600	07/15/22	371,106
400,000		eBay, Inc	3.450	08/01/24	384,564
200,000		eBay, Inc	4.000	07/15/42	161,723
150,000		Equifax, Inc	6.300	07/01/17	163,794
200,000		Equifax, Inc	3.300	12/15/22	198,687
300,000		Fluor Corp	3.500	12/15/24	300,346
200,000		Fortune Brands Home & Security, Inc	3.000	06/15/20	200,032
200,000		Fortune Brands Home & Security, Inc	4.000	06/15/25	198,209
500,000		Howard Hughes Medical Institute	3.500	09/01/23	514,283
400,000		MasterCard, Inc	2.000	04/01/19	401,054
500,000		MasterCard, Inc	3.375	04/01/24	509,654
200,000		McGraw-Hill Cos, Inc	5.900	11/15/17	218,425
300,000	g	McGraw-Hill Financial, Inc	4.000	06/15/25	299,486
200,000		Moody’s Corp	2.750	07/15/19	201,558
300,000		Moody’s Corp	4.500	09/01/22	319,194
400,000		Moody’s Corp	4.875	02/15/24	429,056
100,000		Moody’s Corp	5.250	07/15/44	102,459
100,000		Partners Healthcare System, Inc	4.117	07/01/55	87,994
329,000		Reed Elsevier Capital, Inc	3.125	10/15/22	320,291
63,000		Republic Services, Inc	5.500	09/15/19	70,316
265,000		Republic Services, Inc	5.000	03/01/20	291,350
580,000		Republic Services, Inc	5.250	11/15/21	649,290
250,000		Republic Services, Inc	3.550	06/01/22	253,007
750,000		Republic Services, Inc	3.200	03/15/25	720,233
30,000		Republic Services, Inc	6.200	03/01/40	35,463
300,000		Republic Services, Inc	5.700	05/15/41	339,485
200,000		Svensk Exportkredit AB	1.875	06/23/20	199,563
300,000		Thomson Reuters Corp	0.875	05/23/16	299,382
200,000		Thomson Reuters Corp	1.300	02/23/17	199,509
300,000		Thomson Reuters Corp	1.650	09/29/17	299,850
345,000		Thomson Reuters Corp	6.500	07/15/18	389,105
100,000		Thomson Reuters Corp	4.300	11/23/23	103,325
145,000		Thomson Reuters Corp	5.850	04/15/40	158,741
400,000		Thomson Reuters Corp	4.500	05/23/43	360,804
200,000		Thomson Reuters Corp	5.650	11/23/43	211,424
310,000		Waste Management, Inc	4.600	03/01/21	340,962
850,000		Waste Management, Inc	2.900	09/15/22	834,505
46

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Waste Management, Inc	3.500%	05/15/24	$999,941
100,000	Waste Management, Inc	3.900	03/01/35	91,405
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			21,300,620

CONSUMER DURABLES & APPAREL - 0.1%
200,000	Hasbro, Inc	3.150	05/15/21	201,337
100,000	Hasbro, Inc	6.350	03/15/40	112,614
200,000	Hasbro, Inc	5.100	05/15/44	195,936
200,000	Leggett & Platt, Inc	3.400	08/15/22	195,536
150,000	Mattel, Inc	1.700	03/15/18	149,184
200,000	Mattel, Inc	2.350	05/06/19	199,514
100,000	Mattel, Inc	4.350	10/01/20	106,711
150,000	Mattel, Inc	3.150	03/15/23	145,051
100,000	Mattel, Inc	5.450	11/01/41	99,722
100,000	Mohawk Industries, Inc	3.850	02/01/23	99,735
300,000	Newell Rubbermaid, Inc	2.875	12/01/19	302,967
200,000	Newell Rubbermaid, Inc	4.000	06/15/22	202,934
200,000	Newell Rubbermaid, Inc	4.000	12/01/24	202,291
300,000	Nike, Inc	2.250	05/01/23	288,779
300,000	Nike, Inc	3.625	05/01/43	272,441
150,000	NVR, Inc	3.950	09/15/22	151,906
200,000	Ralph Lauren Corp	2.125	09/26/18	201,884
200,000	Signet UK Finance plc	4.700	06/15/24	201,703
220,000	VF Corp	6.450	11/01/37	282,597
400,000	Whirlpool Corp	1.650	11/01/17	401,292
100,000	Whirlpool Corp	2.400	03/01/19	100,046
150,000	Whirlpool Corp	4.700	06/01/22	162,117
100,000	Whirlpool Corp	3.700	03/01/23	100,458
100,000	Whirlpool Corp	4.000	03/01/24	101,974
100,000	Whirlpool Corp	5.150	03/01/43	102,124
	TOTAL CONSUMER DURABLES & APPAREL			4,580,853

CONSUMER SERVICES - 0.3%
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	111,214
300,000	Board of Trustees of The Leland Stanford Junior University	3.460	05/01/47	267,163
200,000	Brinker International, Inc	3.875	05/15/23	194,760
200,000	California Institute of Technology	4.321	08/01/45	199,139
200,000	Catholic Health Initiatives	2.600	08/01/18	203,256
500,000	Catholic Health Initiatives	2.950	11/01/22	487,086
200,000	Catholic Health Initiatives	4.200	08/01/23	209,186
100,000	Cintas Corp No 2	4.300	06/01/21	107,764
200,000	Cintas Corp No 2	3.250	06/01/22	201,309
100,000	Cornell University	5.450	02/01/19	112,286
100,000	Darden Restaurants, Inc	6.450	10/15/17	110,927
29,000	Darden Restaurants, Inc	3.350	11/01/22	27,188
100,000	Darden Restaurants, Inc	7.050	10/15/37	121,192
75,000	Dartmouth College	4.750	06/01/19	83,064
300,000	Dun & Bradstreet Corp	3.250	12/01/17	305,023
200,000	Dun & Bradstreet Corp	4.000	06/15/20	200,779
100,000	George Washington University	3.485	09/15/22	101,491
300,000	George Washington University	4.300	09/15/44	281,506
200,000	George Washington University	4.868	09/15/45	200,070
47

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Hyatt Hotels Corp	3.875%	08/15/16	$102,700
200,000	Hyatt Hotels Corp	3.375	07/15/23	194,499
19,000	Johns Hopkins University	5.250	07/01/19	21,167
200,000	Marriott International, Inc	3.000	03/01/19	204,945
200,000	Marriott International, Inc	3.375	10/15/20	205,391
200,000	Marriott International, Inc	3.125	10/15/21	199,583
200,000	Marriott International, Inc	3.250	09/15/22	196,959
250,000	Massachusetts Institute of Technology	5.600	07/01/11	298,761
200,000	Massachusetts Institute of Technology	4.678	07/01/14	200,047
300,000	McDonald’s Corp	1.875	05/29/19	299,142
250,000	McDonald’s Corp	2.200	05/26/20	247,233
720,000	McDonald’s Corp	3.500	07/15/20	756,031
550,000	McDonald’s Corp	2.625	01/15/22	536,249
500,000	McDonald’s Corp	3.250	06/10/24	496,146
250,000	McDonald’s Corp	3.375	05/26/25	243,916
280,000	McDonald’s Corp	6.300	03/01/38	329,126
500,000	McDonald’s Corp	3.625	05/01/43	421,348
250,000	McDonald’s Corp	4.600	05/26/45	242,990
200,000	Metropolitan Museum of Art	3.400	07/01/45	174,189
200,000	Northwestern University	3.688	12/01/38	191,276
200,000	Northwestern University	3.868	12/01/48	188,610
750,000	President and Fellows of Harvard College	3.619	10/01/37	712,723
100,000	Princeton University	4.950	03/01/19	111,126
220,000	Princeton University	5.700	03/01/39	275,213
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	190,251
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.750	03/15/25	194,121
100,000	Trinity Acquisition plc	4.625	08/15/23	102,888
100,000	Trinity Acquisition plc	6.125	08/15/43	108,629
200,000	University of Notre Dame du Lac	3.438	02/15/45	179,731
25,000	Vanderbilt University	5.250	04/01/19	27,938
70,000	Walt Disney Co	5.625	09/15/16	74,043
500,000	Walt Disney Co	0.875	05/30/17	498,471
700,000	Walt Disney Co	1.100	12/01/17	699,459
500,000	Walt Disney Co	1.850	05/30/19	499,690
850,000	Walt Disney Co	2.550	02/15/22	837,230
100,000	Walt Disney Co	4.375	08/16/41	100,901
200,000	Walt Disney Co	3.700	12/01/42	182,989
500,000	Walt Disney Co	4.125	06/01/44	490,303
200,000	William Marsh Rice University	3.574	05/15/45	179,521
200,000	William Marsh Rice University	3.774	05/15/55	179,768
2,000	Wyndham Worldwide Corp	6.000	12/01/16	2,110
250,000	Wyndham Worldwide Corp	2.950	03/01/17	253,744
150,000	Wyndham Worldwide Corp	2.500	03/01/18	150,316
200,000	Wyndham Worldwide Corp	4.250	03/01/22	201,894
200,000	Wyndham Worldwide Corp	3.900	03/01/23	195,710
200,000	Yale University	2.086	04/15/19	201,958
72,000	Yum! Brands, Inc	6.250	03/15/18	79,500
50,000	Yum! Brands, Inc	3.875	11/01/20	51,895
400,000	Yum! Brands, Inc	3.875	11/01/23	395,626
26,000	Yum! Brands, Inc	6.875	11/15/37	30,061
200,000	Yum! Brands, Inc	5.350	11/01/43	191,369
	TOTAL CONSUMER SERVICES			16,673,889
48

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
DIVERSIFIED FINANCIALS - 3.3%
$300,000		Abbey National Treasury Services plc	4.000%	04/27/16	$306,978
500,000		Abbey National Treasury Services plc	1.375	03/13/17	500,975
500,000		Abbey National Treasury Services plc	3.050	08/23/18	517,007
500,000		Abbey National Treasury Services plc	2.350	09/10/19	499,535
500,000		Abbey National Treasury Services plc	4.000	03/13/24	515,147
150,000		ABN Amro Bank NV	4.650	06/04/18	157,140
200,000		Affiliated Managers Group, Inc	4.250	02/15/24	205,802
20,000		Ahold Finance USA LLC	6.875	05/01/29	24,245
600,000		American Express Centurion Bank	0.875	11/13/15	600,409
400,000		American Express Co	6.150	08/28/17	437,650
190,000		American Express Co	7.000	03/19/18	215,378
300,000		American Express Co	1.550	05/22/18	297,573
293,000		American Express Co	2.650	12/02/22	281,500
300,000		American Express Co	3.625	12/05/24	291,460
329,000		American Express Co	4.050	12/03/42	304,008
500,000		American Express Credit Corp	1.300	07/29/16	501,548
1,600,000		American Express Credit Corp	2.800	09/19/16	1,633,315
400,000		American Express Credit Corp	2.375	03/24/17	408,194
500,000		American Express Credit Corp	1.125	06/05/17	498,043
1,175,000		American Express Credit Corp	2.125	07/27/18	1,187,544
750,000		American Express Credit Corp	2.125	03/18/19	751,020
500,000		American Express Credit Corp	2.250	08/15/19	500,458
575,000		American Express Credit Corp	2.375	05/26/20	570,362
300,000		American Honda Finance Corp	1.125	10/07/16	300,828
300,000		American Honda Finance Corp	1.200	07/14/17	300,193
300,000		American Honda Finance Corp	1.500	03/13/18	299,882
300,000		American Honda Finance Corp	2.125	10/10/18	304,362
500,000		American Honda Finance Corp	2.250	08/15/19	503,006
200,000		American Honda Finance Corp	2.150	03/13/20	198,705
295,000		Ameriprise Financial, Inc	5.300	03/15/20	333,158
400,000		Ameriprise Financial, Inc	4.000	10/15/23	417,157
300,000		Ameriprise Financial, Inc	3.700	10/15/24	306,128
300,000		Ares Capital Corp	4.875	11/30/18	314,334
150,000		Ares Capital Corp	3.875	01/15/20	152,134
500,000		Bank of New York Mellon Corp	0.700	03/04/16	499,944
1,150,000		Bank of New York Mellon Corp	2.300	07/28/16	1,170,399
100,000	i	Bank of New York Mellon Corp	1.969	06/20/17	101,506
500,000		Bank of New York Mellon Corp	1.300	01/25/18	497,965
1,000,000		Bank of New York Mellon Corp	2.300	09/11/19	998,549
500,000		Bank of New York Mellon Corp	3.550	09/23/21	521,814
250,000		Bank of New York Mellon Corp	3.650	02/04/24	256,336
800,000		Bank of New York Mellon Corp	3.250	09/11/24	798,063
500,000		Bank of New York Mellon Corp	3.000	02/24/25	483,660
1,900,000		Barclays Bank plc	5.000	09/22/16	1,988,340
500,000		Barclays Bank plc	2.500	02/20/19	501,955
500,000		Barclays Bank plc	5.140	10/14/20	542,994
600,000		Barclays Bank plc	3.750	05/15/24	601,535
1,200,000		Barclays Bank plc	4.375	09/11/24	1,150,879
80,000		Bear Stearns Cos LLC	5.300	10/30/15	81,144
116,000		Bear Stearns Cos LLC	5.550	01/22/17	123,033
49

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$700,000		Berkshire Hathaway, Inc	1.900%	01/31/17	$710,835
400,000		Berkshire Hathaway, Inc	1.550	02/09/18	401,727
300,000		Berkshire Hathaway, Inc	2.100	08/14/19	301,573
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	214,715
300,000		Berkshire Hathaway, Inc	3.000	02/11/23	301,816
300,000		Berkshire Hathaway, Inc	4.500	02/11/43	299,665
210,000		BlackRock, Inc	6.250	09/15/17	232,520
390,000		BlackRock, Inc	5.000	12/10/19	435,131
125,000		BlackRock, Inc	3.375	06/01/22	128,509
500,000		BlackRock, Inc	3.500	03/18/24	507,478
200,000		Block Financial LLC	5.500	11/01/22	215,384
300,000		BNP Paribas S.A.	1.250	12/12/16	300,734
500,000		BNP Paribas S.A.	1.375	03/17/17	499,335
1,000,000		BNP Paribas S.A.	2.700	08/20/18	1,022,761
300,000		BNP Paribas S.A.	2.400	12/12/18	303,315
500,000		BNP Paribas S.A.	2.450	03/17/19	505,988
325,000		BNP Paribas S.A.	2.375	05/21/20	321,429
700,000		BNP Paribas S.A.	5.000	01/15/21	772,614
300,000		BNP Paribas S.A.	3.250	03/03/23	297,571
500,000		BNP Paribas S.A.	4.250	10/15/24	495,046
200,000		Broadridge Financial Solutions, Inc	3.950	09/01/20	207,830
300,000		Brookfield Asset Management, Inc	4.000	01/15/25	296,477
600,000		Capital One Financial Corp	1.000	11/06/15	599,095
250,000		Capital One Financial Corp	3.150	07/15/16	254,683
500,000		Capital One Financial Corp	3.750	04/24/24	497,000
200,000		Capital One Financial Corp	3.200	02/05/25	188,581
300,000		Charles Schwab Corp	2.200	07/25/18	304,198
100,000		Charles Schwab Corp	4.450	07/22/20	110,434
200,000		Charles Schwab Corp	3.225	09/01/22	201,327
200,000		Charles Schwab Corp	3.000	03/10/25	195,865
350,000		CME Group, Inc	3.000	09/15/22	351,561
300,000		CME Group, Inc	3.000	03/15/25	290,868
200,000		CME Group, Inc	5.300	09/15/43	219,887
1,500,000		Credit Suisse	1.375	05/26/17	1,498,668
750,000		Credit Suisse	1.700	04/27/18	746,833
1,000,000		Credit Suisse	2.300	05/28/19	997,538
2,250,000		Credit Suisse	5.400	01/14/20	2,485,775
325,000		Credit Suisse	3.000	10/29/21	322,105
1,000,000		Credit Suisse	3.625	09/09/24	993,759
500,000	g	Credit Suisse Group Funding Guernsey Ltd	2.750	03/26/20	493,627
1,050,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,009,273
750,000	g	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	719,037
250,000		Diageo Investment Corp	2.875	05/11/22	244,124
100,000		Diageo Investment Corp	4.250	05/11/42	93,072
200,000		Digital Realty Trust LP	3.950	07/01/22	199,357
300,000		Digital Realty Trust LP	3.625	10/01/22	292,235
100,000		Discover Financial Services	5.200	04/27/22	106,232
200,000		Discover Financial Services	3.950	11/06/24	194,051
17,000		Eaton Vance Corp	6.500	10/02/17	18,736
300,000		Eaton Vance Corp	3.625	06/15/23	299,679
500,000		Ford Motor Credit Co LLC	1.700	05/09/16	500,619
500,000		Ford Motor Credit Co LLC	1.500	01/17/17	499,365
50

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$800,000	Ford Motor Credit Co LLC	3.000%	06/12/17	$818,191
1,000,000	Ford Motor Credit Co LLC	1.684	09/08/17	996,943
500,000	Ford Motor Credit Co LLC	1.724	12/06/17	497,312
500,000	Ford Motor Credit Co LLC	2.145	01/09/18	501,830
900,000	Ford Motor Credit Co LLC	2.375	01/16/18	907,950
1,000,000	Ford Motor Credit Co LLC	5.000	05/15/18	1,074,547
500,000	Ford Motor Credit Co LLC	2.240	06/15/18	500,072
400,000	Ford Motor Credit Co LLC	2.875	10/01/18	406,190
500,000	Ford Motor Credit Co LLC	2.375	03/12/19	498,045
500,000	Ford Motor Credit Co LLC	2.597	11/04/19	495,956
1,000,000	Ford Motor Credit Co LLC	2.459	03/27/20	981,884
1,000,000	Ford Motor Credit Co LLC	5.875	08/02/21	1,137,300
350,000	Ford Motor Credit Co LLC	3.219	01/09/22	345,694
1,000,000	Ford Motor Credit Co LLC	3.664	09/08/24	985,293
150,000	Franklin Resources, Inc	2.800	09/15/22	148,544
200,000	Franklin Resources, Inc	2.850	03/30/25	191,821
200,000	FS Investment Corp	4.250	01/15/20	202,008
150,000	FS Investment Corp	4.750	05/15/22	146,593
500,000	General Electric Capital Corp	1.000	01/08/16	501,732
1,050,000	General Electric Capital Corp	2.950	05/09/16	1,070,436
1,000,000	General Electric Capital Corp	1.500	07/12/16	1,007,410
200,000	General Electric Capital Corp	2.900	01/09/17	205,712
800,000	General Electric Capital Corp	2.300	04/27/17	815,506
1,625,000	General Electric Capital Corp	5.625	09/15/17	1,768,855
500,000	General Electric Capital Corp	1.600	11/20/17	502,996
300,000	General Electric Capital Corp	1.625	04/02/18	300,722
1,000,000	General Electric Capital Corp	2.300	01/14/19	1,013,186
200,000	General Electric Capital Corp	2.100	12/11/19	201,171
630,000	General Electric Capital Corp	5.500	01/08/20	713,615
250,000	General Electric Capital Corp	2.200	01/09/20	249,720
1,855,000	General Electric Capital Corp	4.375	09/16/20	2,018,079
250,000	General Electric Capital Corp	4.625	01/07/21	274,987
300,000	General Electric Capital Corp	5.300	02/11/21	337,006
200,000	General Electric Capital Corp	4.650	10/17/21	218,943
1,900,000	General Electric Capital Corp	3.150	09/07/22	1,905,360
500,000	General Electric Capital Corp	3.100	01/09/23	497,996
3,500,000	General Electric Capital Corp	3.450	05/15/24	3,541,559
2,625,000	General Electric Capital Corp	6.750	03/15/32	3,399,236
1,200,000	General Electric Capital Corp	5.875	01/14/38	1,440,328
1,227,000	General Electric Capital Corp	6.875	01/10/39	1,642,360
2,250,000	General Motors Financial Co, Inc	4.750	08/15/17	2,375,035
2,500,000	General Motors Financial Co, Inc	3.450	04/10/22	2,444,425
550,000	Goldman Sachs Group, Inc	5.950	01/18/18	604,337
1,450,000	Goldman Sachs Group, Inc	2.375	01/22/18	1,471,374
60,000	Goldman Sachs Group, Inc	6.150	04/01/18	66,681
750,000	Goldman Sachs Group, Inc	2.900	07/19/18	768,564
1,500,000	Goldman Sachs Group, Inc	2.625	01/31/19	1,522,968
1,195,000	Goldman Sachs Group, Inc	7.500	02/15/19	1,402,770
1,500,000	Goldman Sachs Group, Inc	2.550	10/23/19	1,502,322
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,787,081
950,000	Goldman Sachs Group, Inc	2.600	04/23/20	944,409
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,313,221
51

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,300,000	Goldman Sachs Group, Inc	5.250%	07/27/21	$1,442,193
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,641,851
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,786,433
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,517,435
500,000	Goldman Sachs Group, Inc	3.850	07/08/24	500,552
1,325,000	Goldman Sachs Group, Inc	3.500	01/23/25	1,283,031
600,000	Goldman Sachs Group, Inc	3.750	05/22/25	591,191
65,000	Goldman Sachs Group, Inc	6.450	05/01/36	73,141
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,536,450
1,075,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,063,891
575,000	Goldman Sachs Group, Inc	5.150	05/22/45	552,785
1,200,000	HSBC Finance Corp	5.500	01/19/16	1,229,059
782,000	HSBC Finance Corp	6.676	01/15/21	903,866
200,000	IntercontinentalExchange Group, Inc	2.500	10/15/18	204,272
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	208,066
125,000	Invesco Finance plc	3.125	11/30/22	123,407
200,000	Invesco Finance plc	4.000	01/30/24	205,100
200,000	Invesco Finance plc	5.375	11/30/43	218,480
130,000	Jefferies Group, Inc	3.875	11/09/15	131,093
425,000	Jefferies Group, Inc	8.500	07/15/19	504,195
500,000	Jefferies Group, Inc	6.875	04/15/21	571,765
100,000	Jefferies Group, Inc	6.450	06/08/27	108,401
1,500,000	KFW	1.875	06/30/20	1,502,268
100,000	Korea Finance Corp	3.250	09/20/16	102,439
700,000	Korea Finance Corp	2.250	08/07/17	708,196
500,000	Korea Finance Corp	2.875	08/22/18	514,519
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	738,157
250,000	Lazard Group LLC	4.250	11/14/20	262,618
150,000	Lazard Group LLC	3.750	02/13/25	142,533
100,000	Legg Mason, Inc	2.700	07/15/19	100,833
400,000	Legg Mason, Inc	5.625	01/15/44	425,321
1,260,000	Merrill Lynch & Co, Inc	6.400	08/28/17	1,381,291
1,050,000	Merrill Lynch & Co, Inc	6.875	04/25/18	1,185,589
1,500,000	Merrill Lynch & Co, Inc	6.110	01/29/37	1,676,322
970,000	Morgan Stanley	5.450	01/09/17	1,027,791
300,000	Morgan Stanley	4.750	03/22/17	316,442
550,000	Morgan Stanley	5.550	04/27/17	589,348
245,000	Morgan Stanley	5.950	12/28/17	269,258
325,000	Morgan Stanley	1.875	01/05/18	325,714
600,000	Morgan Stanley	2.125	04/25/18	603,748
500,000	Morgan Stanley	2.200	12/07/18	503,869
1,450,000	Morgan Stanley	2.500	01/24/19	1,462,479
796,000	Morgan Stanley	7.300	05/13/19	935,848
4,000,000	Morgan Stanley	2.375	07/23/19	3,970,744
300,000	Morgan Stanley	5.625	09/23/19	335,928
590,000	Morgan Stanley	5.500	01/26/20	657,912
700,000	Morgan Stanley	2.650	01/27/20	698,167
1,000,000	Morgan Stanley	2.800	06/16/20	1,001,770
200,000	Morgan Stanley	5.750	01/25/21	226,883
1,200,000	Morgan Stanley	5.500	07/28/21	1,352,323
2,500,000	Morgan Stanley	4.875	11/01/22	2,656,173
2,850,000	Morgan Stanley	4.100	05/22/23	2,851,721
52

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Morgan Stanley	3.875%	04/29/24	$1,009,238
1,100,000		Morgan Stanley	3.700	10/23/24	1,093,930
750,000		Morgan Stanley	5.000	11/24/25	783,942
325,000		Morgan Stanley	4.350	09/08/26	318,770
300,000		Morgan Stanley	3.950	04/23/27	282,372
600,000		Morgan Stanley	7.250	04/01/32	791,079
550,000		Morgan Stanley	4.300	01/27/45	511,975
400,000	i	Murray Street Investment Trust	4.647	03/09/17	420,117
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	243,326
250,000		NASDAQ OMX Group, Inc	4.250	06/01/24	253,796
200,000		National Rural Utilities Cooperative Finance Corp	0.950	04/24/17	199,634
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	934,847
125,000		National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	125,500
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	353,766
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	203,979
400,000		National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	383,740
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	498,750
400,000		Nomura Holdings, Inc	2.000	09/13/16	402,877
500,000		Nomura Holdings, Inc	2.750	03/19/19	504,274
430,000		Nomura Holdings, Inc	6.700	03/04/20	503,937
300,000		NYSE Euronext	2.000	10/05/17	303,553
800,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	859,354
1,000,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	997,056
500,000		Oesterreichische Kontrollbank AG.	1.625	03/12/19	503,667
500,000		Oesterreichische Kontrollbank AG.	2.375	10/01/21	506,363
200,000		ORIX Corp	3.750	03/09/17	207,670
300,000		PACCAR Financial Corp	1.600	03/15/17	302,876
200,000		PACCAR Financial Corp	1.100	06/06/17	200,160
300,000		PACCAR Financial Corp	1.400	05/18/18	299,372
200,000		PACCAR Financial Corp	2.200	09/15/19	201,237
200,000		Prospect Capital Corp	5.875	03/15/23	203,001
100,000		Raymond James Financial, Inc	4.250	04/15/16	102,493
300,000		Raymond James Financial, Inc	5.625	04/01/24	333,280
500,000		Sasol Financing International plc	4.500	11/14/22	504,375
200,000		State Street Corp	2.875	03/07/16	203,190
150,000		State Street Corp	1.350	05/15/18	149,102
300,000		State Street Corp	4.375	03/07/21	330,116
400,000		State Street Corp	3.100	05/15/23	391,359
350,000		State Street Corp	3.700	11/20/23	361,055
500,000		State Street Corp	3.300	12/16/24	498,370
100,000		Synchrony Financial	1.875	08/15/17	99,942
250,000		Synchrony Financial	3.000	08/15/19	251,593
275,000		Synchrony Financial	2.700	02/03/20	271,422
300,000		Synchrony Financial	3.750	08/15/21	301,969
250,000		Synchrony Financial	4.250	08/15/24	250,726
300,000		Syngenta Finance NV	3.125	03/28/22	295,592
300,000		TD Ameritrade Holding Corp	2.950	04/01/22	297,170
350,000		TD Ameritrade Holding Corp	3.625	04/01/25	354,905
500,000		Toyota Motor Credit Corp	0.800	05/17/16	500,292
150,000		Toyota Motor Credit Corp	2.050	01/12/17	152,359
400,000		Toyota Motor Credit Corp	1.750	05/22/17	405,471
500,000		Toyota Motor Credit Corp	1.250	10/05/17	501,187
53

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Toyota Motor Credit Corp	1.375%	01/10/18	$500,065
500,000	Toyota Motor Credit Corp	1.450	01/12/18	500,250
500,000	Toyota Motor Credit Corp	2.000	10/24/18	504,312
500,000	Toyota Motor Credit Corp	2.100	01/17/19	501,759
400,000	Toyota Motor Credit Corp	2.125	07/18/19	400,981
500,000	Toyota Motor Credit Corp	2.150	03/12/20	499,412
750,000	Toyota Motor Credit Corp	2.750	05/17/21	760,106
300,000	Toyota Motor Credit Corp	3.400	09/15/21	313,434
400,000	Toyota Motor Credit Corp	2.625	01/10/23	393,676
1,000,000	UBS AG.	5.875	07/15/16	1,043,975
300,000	UBS AG.	1.375	06/01/17	299,254
500,000	UBS AG.	1.375	08/14/17	498,111
500,000	UBS AG.	1.800	03/26/18	499,008
162,000	UBS AG.	5.750	04/25/18	179,387
500,000	UBS AG.	2.375	08/14/19	498,805
1,000,000	UBS AG.	2.350	03/26/20	990,202
1,671,000	UBS AG.	4.875	08/04/20	1,846,415
400,000	Unilever Capital Corp	0.850	08/02/17	398,669
250,000	Unilever Capital Corp	4.800	02/15/19	275,446
300,000	Unilever Capital Corp	2.200	03/06/19	302,542
250,000	Unilever Capital Corp	4.250	02/10/21	274,547
330,000	Unilever Capital Corp	5.900	11/15/32	420,061
500,000	Wells Fargo & Co	1.250	07/20/16	502,079
1,250,000	Wells Fargo & Co	2.100	05/08/17	1,271,020
500,000	Wells Fargo & Co	1.150	06/02/17	498,661
500,000	Wells Fargo & Co	1.400	09/08/17	501,037
1,400,000	Wells Fargo & Co	1.500	01/16/18	1,396,725
425,000	Wells Fargo & Co	2.150	01/15/19	427,357
500,000	Wells Fargo & Co	2.125	04/22/19	501,606
1,000,000	Wells Fargo & Co	2.150	01/30/20	990,256
1,000,000	Wells Fargo & Co	3.000	01/22/21	1,015,283
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,313,599
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,594,640
700,000	Wells Fargo & Co	3.450	02/13/23	695,337
500,000	Wells Fargo & Co	4.125	08/15/23	518,467
334,000	Wells Fargo & Co	4.480	01/16/24	351,145
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,163,042
750,000	Wells Fargo & Co	3.000	02/19/25	717,185
650,000	Wells Fargo & Co	4.100	06/03/26	651,663
264,000	Wells Fargo & Co	5.375	02/07/35	296,177
725,000	Wells Fargo & Co	5.375	11/02/43	771,396
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,249,150
300,000	Wells Fargo & Co	4.650	11/04/44	286,496
1,000,000	Wells Fargo & Co	3.900	05/01/45	896,414
15,000	Zions Bancorporation	4.500	06/13/23	15,298
	TOTAL DIVERSIFIED FINANCIALS			200,727,043

ENERGY - 2.7%
650,000	Anadarko Petroleum Corp	5.950	09/15/16	685,152
700,000	Anadarko Petroleum Corp	6.375	09/15/17	767,978
465,000	Anadarko Petroleum Corp	8.700	03/15/19	561,873
200,000	Anadarko Petroleum Corp	3.450	07/15/24	196,789
54

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,325,000	Anadarko Petroleum Corp	6.200%	03/15/40	$1,488,659
200,000	Anadarko Petroleum Corp	4.500	07/15/44	183,712
100,000	Apache Corp	1.750	04/15/17	100,396
400,000	Apache Corp	6.900	09/15/18	457,559
200,000	Apache Corp	3.250	04/15/22	196,463
980,000	Apache Corp	5.100	09/01/40	944,061
300,000	Apache Corp	5.250	02/01/42	295,055
350,000	Apache Corp	4.750	04/15/43	322,775
300,000	Apache Corp	4.250	01/15/44	259,586
200,000	Baker Hughes, Inc	7.500	11/15/18	234,838
450,000	Baker Hughes, Inc	3.200	08/15/21	457,442
415,000	Baker Hughes, Inc	5.125	09/15/40	445,537
200,000	Boardwalk Pipelines LP	5.750	09/15/19	211,154
200,000	Boardwalk Pipelines LP	3.375	02/01/23	181,131
200,000	BP Capital Markets plc	1.846	05/05/17	202,158
1,350,000	BP Capital Markets plc	1.375	11/06/17	1,348,832
500,000	BP Capital Markets plc	1.375	05/10/18	497,023
300,000	BP Capital Markets plc	2.241	09/26/18	304,170
500,000	BP Capital Markets plc	2.237	05/10/19	503,411
1,250,000	BP Capital Markets plc	2.315	02/13/20	1,244,504
300,000	BP Capital Markets plc	4.500	10/01/20	327,859
150,000	BP Capital Markets plc	4.742	03/11/21	165,357
650,000	BP Capital Markets plc	3.561	11/01/21	673,826
200,000	BP Capital Markets plc	3.245	05/06/22	200,318
850,000	BP Capital Markets plc	2.500	11/06/22	806,522
300,000	BP Capital Markets plc	3.994	09/26/23	310,055
500,000	BP Capital Markets plc	3.814	02/10/24	508,193
300,000	BP Capital Markets plc	3.535	11/04/24	296,806
500,000	BP Capital Markets plc	3.506	03/17/25	492,322
200,000	Buckeye Partners LP	2.650	11/15/18	199,150
200,000	Buckeye Partners LP	4.875	02/01/21	208,340
200,000	Buckeye Partners LP	4.350	10/15/24	195,798
200,000	Buckeye Partners LP	5.850	11/15/43	193,621
100,000	Buckeye Partners LP	5.600	10/15/44	93,632
575,000	Burlington Resources Finance Co	7.200	08/15/31	740,530
200,000	Burlington Resources Finance Co	7.400	12/01/31	265,116
200,000	Cameron International Corp	1.150	12/15/16	198,811
100,000	Cameron International Corp	6.375	07/15/18	111,188
150,000	Cameron International Corp	3.600	04/30/22	148,960
500,000	Cameron International Corp	4.000	12/15/23	496,439
100,000	Cameron International Corp	5.950	06/01/41	104,093
200,000	Cameron International Corp	5.125	12/15/43	191,434
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	645,520
300,000	Canadian Natural Resources Ltd	1.750	01/15/18	297,834
100,000	Canadian Natural Resources Ltd	3.800	04/15/24	98,743
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	689,518
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	938,817
340,000	Cenovus Energy, Inc	5.700	10/15/19	379,505
625,000	Cenovus Energy, Inc	3.000	08/15/22	590,342
200,000	Cenovus Energy, Inc	4.450	09/15/42	175,467
400,000	Cenovus Energy, Inc	5.200	09/15/43	376,508
100,000	Chevron Corp	0.889	06/24/16	100,280
55

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Chevron Corp	1.345%	11/15/17	$301,165
500,000		Chevron Corp	1.104	12/05/17	497,764
400,000		Chevron Corp	1.365	03/02/18	399,066
750,000		Chevron Corp	1.718	06/24/18	753,865
200,000		Chevron Corp	4.950	03/03/19	220,937
1,000,000		Chevron Corp	2.193	11/15/19	1,004,748
400,000		Chevron Corp	1.961	03/03/20	396,552
750,000		Chevron Corp	2.427	06/24/20	756,240
400,000		Chevron Corp	2.411	03/03/22	388,568
650,000		Chevron Corp	2.355	12/05/22	621,247
250,000		Chevron Corp	3.191	06/24/23	251,036
300,000	g	Columbia Pipeline Group, Inc	2.450	06/01/18	302,163
300,000	g	Columbia Pipeline Group, Inc	3.300	06/01/20	300,909
300,000	g	Columbia Pipeline Group, Inc	4.500	06/01/25	295,499
300,000	g	Columbia Pipeline Group, Inc	5.800	06/01/45	294,669
1,500,000		ConocoPhillips Co	1.050	12/15/17	1,488,417
300,000		ConocoPhillips Co	1.500	05/15/18	299,625
600,000		ConocoPhillips Co	5.750	02/01/19	677,823
300,000		ConocoPhillips Co	2.200	05/15/20	297,584
300,000		ConocoPhillips Co	2.875	11/15/21	302,270
600,000		ConocoPhillips Co	2.400	12/15/22	568,418
300,000		ConocoPhillips Co	3.350	11/15/24	296,417
300,000		ConocoPhillips Co	3.350	05/15/25	296,012
300,000		ConocoPhillips Co	4.150	11/15/34	289,263
250,000		ConocoPhillips Co	5.900	05/15/38	288,401
1,035,000		ConocoPhillips Co	6.500	02/01/39	1,280,512
300,000		ConocoPhillips Co	4.300	11/15/44	285,714
500,000		ConocoPhillips Holding Co	6.950	04/15/29	638,395
1,000,000		Continental Resources, Inc	4.500	04/15/23	963,033
750,000		Continental Resources, Inc	3.800	06/01/24	681,883
100,000		Continental Resources, Inc	4.900	06/01/44	83,942
500,000		Devon Energy Corp	2.250	12/15/18	501,052
850,000		Devon Energy Corp	6.300	01/15/19	959,598
525,000		Devon Energy Corp	3.250	05/15/22	518,293
600,000		Devon Energy Corp	7.950	04/15/32	777,796
700,000		Devon Energy Corp	4.750	05/15/42	665,631
300,000		Devon Energy Corp	5.000	06/15/45	295,101
300,000		Diamond Offshore Drilling, Inc	5.875	05/01/19	335,500
200,000		Diamond Offshore Drilling, Inc	3.450	11/01/23	188,872
100,000		Diamond Offshore Drilling, Inc	5.700	10/15/39	87,282
175,000		Diamond Offshore Drilling, Inc	4.875	11/01/43	138,254
300,000		Ecopetrol S.A.	4.250	09/18/18	312,375
550,000		Ecopetrol S.A.	7.625	07/23/19	637,312
500,000		Ecopetrol S.A.	5.875	09/18/23	525,000
1,000,000		Ecopetrol S.A.	4.125	01/16/25	922,800
400,000		Ecopetrol S.A.	5.375	06/26/26	396,000
200,000		Ecopetrol S.A.	7.375	09/18/43	209,640
300,000		Ecopetrol S.A.	5.875	05/28/45	264,750
300,000		El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	295,647
400,000		El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	333,018
495,000		Enbridge Energy Partners LP	5.200	03/15/20	533,305
300,000		Enbridge Energy Partners LP	5.500	09/15/40	284,076
56

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		EnCana Corp	3.900%	11/15/21	$308,107
220,000		EnCana Corp	6.500	05/15/19	249,596
515,000		EnCana Corp	6.625	08/15/37	552,974
400,000		EnCana Corp	5.150	11/15/41	367,758
1,200,000		Ensco plc	4.700	03/15/21	1,221,131
200,000		Ensco plc	5.200	03/15/25	197,731
400,000		Ensco plc	5.750	10/01/44	355,363
200,000		Enterprise Products Operating LLC	1.250	08/13/15	200,094
735,000		Enterprise Products Operating LLC	6.300	09/15/17	809,554
300,000		Enterprise Products Operating LLC	1.650	05/07/18	299,545
130,000		Enterprise Products Operating LLC	6.500	01/31/19	148,120
600,000		Enterprise Products Operating LLC	5.200	09/01/20	667,219
400,000		Enterprise Products Operating LLC	4.050	02/15/22	412,740
1,100,000		Enterprise Products Operating LLC	3.350	03/15/23	1,072,925
800,000		Enterprise Products Operating LLC	3.900	02/15/24	802,248
300,000		Enterprise Products Operating LLC	3.700	02/15/26	291,514
480,000		Enterprise Products Operating LLC	6.125	10/15/39	524,869
300,000		Enterprise Products Operating LLC	4.850	08/15/42	284,110
100,000		Enterprise Products Operating LLC	4.450	02/15/43	90,056
1,000,000		Enterprise Products Operating LLC	4.850	03/15/44	937,185
500,000		Enterprise Products Operating LLC	5.100	02/15/45	484,615
300,000		Enterprise Products Operating LLC	4.900	05/15/46	281,976
200,000		Enterprise Products Operating LLC	4.950	10/15/54	185,469
700,000		EOG Resources, Inc	2.450	04/01/20	703,793
440,000		EOG Resources, Inc	4.100	02/01/21	472,339
600,000		EOG Resources, Inc	2.625	03/15/23	575,422
200,000		EOG Resources, Inc	3.900	04/01/35	188,733
50,000		EQT Corp	6.500	04/01/18	54,776
550,000		EQT Corp	8.125	06/01/19	643,362
500,000		Exxon Mobil Corp	0.921	03/15/17	500,153
500,000		Exxon Mobil Corp	1.305	03/06/18	499,283
500,000		Exxon Mobil Corp	1.819	03/15/19	500,306
500,000		Exxon Mobil Corp	1.912	03/06/20	496,580
500,000		Exxon Mobil Corp	2.397	03/06/22	490,037
500,000		Exxon Mobil Corp	3.176	03/15/24	506,503
500,000		Exxon Mobil Corp	2.709	03/06/25	484,770
500,000		Exxon Mobil Corp	3.567	03/06/45	450,754
200,000		Gulf South Pipeline Co LP	4.000	06/15/22	192,124
300,000		Halliburton Co	1.000	08/01/16	299,864
400,000		Halliburton Co	2.000	08/01/18	402,959
400,000		Halliburton Co	6.150	09/15/19	459,869
300,000		Halliburton Co	3.500	08/01/23	302,657
400,000		Halliburton Co	7.450	09/15/39	538,907
250,000		Halliburton Co	4.500	11/15/41	247,440
600,000		Halliburton Co	4.750	08/01/43	614,260
200,000	g	Helmerich & Payne International Drilling Co	4.650	03/15/25	206,160
200,000		Hess Corp	1.300	06/15/17	198,940
425,000		Hess Corp	8.125	02/15/19	502,841
200,000		Hess Corp	3.500	07/15/24	192,480
200,000		Hess Corp	7.875	10/01/29	251,453
940,000		Hess Corp	5.600	02/15/41	959,695
30,000		Husky Energy, Inc	7.250	12/15/19	35,011
57

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Husky Energy, Inc	3.950%	04/15/22	$199,986
500,000	Husky Energy, Inc	4.000	04/15/24	491,603
130,000	Husky Energy, Inc	6.800	09/15/37	150,086
200,000	Magellan Midstream Partners LP	6.550	07/15/19	229,293
125,000	Magellan Midstream Partners LP	4.250	02/01/21	132,865
200,000	Magellan Midstream Partners LP	3.200	03/15/25	191,746
500,000	Magellan Midstream Partners LP	4.200	12/01/42	437,489
200,000	Marathon Oil Corp	0.900	11/01/15	199,950
400,000	Marathon Oil Corp	6.000	10/01/17	437,175
650,000	Marathon Oil Corp	2.800	11/01/22	615,360
300,000	Marathon Oil Corp	3.850	06/01/25	293,574
255,000	Marathon Oil Corp	6.600	10/01/37	286,756
200,000	Marathon Oil Corp	5.200	06/01/45	193,464
200,000	Marathon Petroleum Corp	3.500	03/01/16	203,367
250,000	Marathon Petroleum Corp	5.125	03/01/21	274,281
100,000	Marathon Petroleum Corp	3.625	09/15/24	98,189
350,000	Marathon Petroleum Corp	6.500	03/01/41	396,375
250,000	Marathon Petroleum Corp	4.750	09/15/44	227,370
200,000	Marathon Petroleum Corp	5.000	09/15/54	180,525
125,000	Murphy Oil Corp	2.500	12/01/17	124,745
200,000	Murphy Oil Corp	4.000	06/01/22	188,848
200,000	Murphy Oil Corp	3.700	12/01/22	182,787
200,000	Murphy Oil Corp	5.125	12/01/42	165,300
200,000	Nabors Industries, Inc	2.350	09/15/16	200,566
125,000	Nabors Industries, Inc	6.150	02/15/18	134,919
350,000	Nabors Industries, Inc	4.625	09/15/21	347,352
100,000	Nabors Industries, Inc	5.100	09/15/23	99,198
100,000	National Oilwell Varco, Inc	1.350	12/01/17	98,904
300,000	National Oilwell Varco, Inc	2.600	12/01/22	285,914
300,000	National Oilwell Varco, Inc	3.950	12/01/42	260,240
935,000	Nexen, Inc	6.400	05/15/37	1,116,984
150,000	Noble Energy, Inc	8.250	03/01/19	178,605
250,000	Noble Energy, Inc	3.900	11/15/24	246,129
700,000	Noble Energy, Inc	6.000	03/01/41	738,758
300,000	Noble Energy, Inc	5.250	11/15/43	291,287
100,000	Noble Holding International Ltd	3.450	08/01/15	100,102
100,000	Noble Holding International Ltd	2.500	03/15/17	99,862
100,000	Noble Holding International Ltd	4.000	03/16/18	102,332
305,000	Noble Holding International Ltd	4.900	08/01/20	313,299
200,000	Noble Holding International Ltd	5.950	04/01/25	196,924
100,000	Noble Holding International Ltd	6.200	08/01/40	84,442
400,000	Noble Holding International Ltd	5.250	03/15/42	300,564
950,000	Occidental Petroleum Corp	1.750	02/15/17	958,483
250,000	Occidental Petroleum Corp	1.500	02/15/18	249,015
250,000	Occidental Petroleum Corp	3.125	02/15/22	250,354
550,000	Occidental Petroleum Corp	2.700	02/15/23	531,174
250,000	Occidental Petroleum Corp	3.500	06/15/25	248,744
300,000	Occidental Petroleum Corp	4.625	06/15/45	297,505
200,000	Oceaneering International, Inc	4.650	11/15/24	199,533
300,000	ONE Gas, Inc	2.070	02/01/19	300,087
100,000	ONE Gas, Inc	3.610	02/01/24	103,046
100,000	ONE Gas, Inc	4.658	02/01/44	104,515
58

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$406,000		Panhandle Eastern Pipeline Co LP	7.000%	06/15/18	$458,374
785,000		Pemex Project Funding Master Trust	5.750	03/01/18	853,947
925,000		Petrobras Global Finance BV	3.250	03/17/17	910,052
750,000		Petrobras Global Finance BV	3.000	01/15/19	693,772
1,500,000		Petrobras Global Finance BV	4.875	03/17/20	1,426,260
1,300,000		Petrobras Global Finance BV	6.250	03/17/24	1,255,111
750,000		Petrobras Global Finance BV	5.625	05/20/43	579,675
1,000,000		Petrobras Global Finance BV	7.250	03/17/44	929,430
200,000		Petrobras Global Finance BV	6.850	06/05/15	165,348
350,000		Petrobras International Finance Co	3.875	01/27/16	351,494
47,000		Petrobras International Finance Co	6.125	10/06/16	48,527
625,000		Petrobras International Finance Co	3.500	02/06/17	618,269
1,125,000		Petrobras International Finance Co	7.875	03/15/19	1,194,671
100,000		Petrobras International Finance Co	5.750	01/20/20	99,084
1,400,000		Petrobras International Finance Co	5.375	01/27/21	1,347,220
875,000		Petrobras International Finance Co	6.875	01/20/40	779,502
75,000		Petro-Canada	6.800	05/15/38	94,376
400,000		Petroleos Mexicanos	3.500	07/18/18	412,280
200,000		Petroleos Mexicanos	3.125	01/23/19	201,900
980,000		Petroleos Mexicanos	8.000	05/03/19	1,151,500
775,000		Petroleos Mexicanos	6.000	03/05/20	866,063
500,000	g	Petroleos Mexicanos	3.500	07/23/20	505,490
800,000		Petroleos Mexicanos	5.500	01/21/21	867,600
240,000		Petroleos Mexicanos	4.875	01/24/22	249,569
225,000		Petroleos Mexicanos	1.700	12/20/22	222,845
225,000		Petroleos Mexicanos	2.000	12/20/22	225,392
400,000		Petroleos Mexicanos	3.500	01/30/23	379,320
1,500,000		Petroleos Mexicanos	4.875	01/18/24	1,537,500
950,000	g	Petroleos Mexicanos	4.500	01/23/26	928,530
1,040,000		Petroleos Mexicanos	6.500	06/02/41	1,088,048
1,775,000		Petroleos Mexicanos	5.500	06/27/44	1,633,000
915,000	g	Petroleos Mexicanos	5.500	06/27/44	841,800
575,000		Petroleos Mexicanos	6.375	01/23/45	592,998
1,000,000	g	Petroleos Mexicanos	5.625	01/23/46	933,700
900,000		Phillips 66	2.950	05/01/17	923,855
650,000		Phillips 66	4.300	04/01/22	681,530
200,000		Phillips 66	4.650	11/15/34	195,080
400,000		Phillips 66	5.875	05/01/42	434,393
400,000		Phillips 66	4.875	11/15/44	380,695
500,000		Pioneer Natural Resources Co	6.650	03/15/17	540,645
375,000		Pioneer Natural Resources Co	3.950	07/15/22	377,554
200,000		Plains All American Pipeline LP	6.125	01/15/17	213,766
200,000		Plains All American Pipeline LP	2.600	12/15/19	198,989
700,000		Plains All American Pipeline LP	5.000	02/01/21	760,796
200,000		Plains All American Pipeline LP	2.850	01/31/23	187,473
400,000		Plains All American Pipeline LP	3.850	10/15/23	395,224
200,000		Plains All American Pipeline LP	3.600	11/01/24	192,756
100,000		Plains All American Pipeline LP	6.650	01/15/37	114,034
250,000		Plains All American Pipeline LP	5.150	06/01/42	240,938
300,000		Plains All American Pipeline LP	4.700	06/15/44	273,219
300,000		Plains All American Pipeline LP	4.900	02/15/45	281,846
325,000		Plains Exploration & Production Co	6.875	02/15/23	348,563
59

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Rowan Cos, Inc	5.000%	09/01/17	$103,170
300,000	Rowan Cos, Inc	7.875	08/01/19	339,584
250,000	Rowan Cos, Inc	4.875	06/01/22	248,034
200,000	Rowan Cos, Inc	4.750	01/15/24	190,875
100,000	Rowan Cos, Inc	5.400	12/01/42	81,257
200,000	Rowan Cos, Inc	5.850	01/15/44	168,812
750,000	Schlumberger Investment S.A.	3.650	12/01/23	774,035
500,000	SESI LLC	7.125	12/15/21	530,000
300,000	Shell International Finance BV	0.900	11/15/16	300,596
200,000	Shell International Finance BV	1.125	08/21/17	199,717
500,000	Shell International Finance BV	2.000	11/15/18	505,204
805,000	Shell International Finance BV	4.300	09/22/19	876,677
1,130,000	Shell International Finance BV	4.375	03/25/20	1,236,052
500,000	Shell International Finance BV	2.125	05/11/20	498,821
200,000	Shell International Finance BV	2.375	08/21/22	193,089
500,000	Shell International Finance BV	2.250	01/06/23	472,063
500,000	Shell International Finance BV	3.400	08/12/23	510,648
800,000	Shell International Finance BV	3.250	05/11/25	790,972
500,000	Shell International Finance BV	4.125	05/11/35	487,927
421,000	Shell International Finance BV	6.375	12/15/38	527,717
200,000	Shell International Finance BV	3.625	08/21/42	174,241
1,000,000	Shell International Finance BV	4.550	08/12/43	1,018,031
1,000,000	Shell International Finance BV	4.375	05/11/45	983,266
125,000	Southwestern Energy Co	3.300	01/23/18	128,122
200,000	Southwestern Energy Co	7.500	02/01/18	223,065
175,000	Southwestern Energy Co	4.050	01/23/20	179,703
325,000	Southwestern Energy Co	4.100	03/15/22	318,455
250,000	Southwestern Energy Co	4.950	01/23/25	252,224
350,000	Statoil ASA	3.125	08/17/17	363,569
500,000	Statoil ASA	1.250	11/09/17	498,969
375,000	Statoil ASA	1.200	01/17/18	373,376
300,000	Statoil ASA	1.150	05/15/18	297,365
300,000	Statoil ASA	1.950	11/08/18	301,403
450,000	Statoil ASA	5.250	04/15/19	502,452
500,000	Statoil ASA	2.250	11/08/19	501,099
300,000	Statoil ASA	2.900	11/08/20	307,374
500,000	Statoil ASA	2.750	11/10/21	498,782
250,000	Statoil ASA	3.150	01/23/22	251,910
375,000	Statoil ASA	2.450	01/17/23	358,974
300,000	Statoil ASA	2.650	01/15/24	287,114
300,000	Statoil ASA	3.700	03/01/24	309,636
500,000	Statoil ASA	3.250	11/10/24	496,384
200,000	Statoil ASA	5.100	08/17/40	214,889
400,000	Statoil ASA	4.250	11/23/41	388,431
300,000	Statoil ASA	3.950	05/15/43	277,667
1,300,000	Statoil ASA	4.800	11/08/43	1,371,315
550,000	Suncor Energy, Inc	6.100	06/01/18	612,455
750,000	Suncor Energy, Inc	3.600	12/01/24	745,226
1,400,000	Suncor Energy, Inc	6.500	06/15/38	1,700,614
300,000	Sunoco Logistics Partners Operations LP	4.250	04/01/24	290,915
300,000	Sunoco Logistics Partners Operations LP	5.300	04/01/44	272,251
300,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	283,559
60

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Sunoco Logistics Partners Operations LP	6.100%	02/15/42	$102,161
200,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	181,978
25,000		Talisman Energy, Inc	7.750	06/01/19	28,651
450,000		Talisman Energy, Inc	3.750	02/01/21	445,055
300,000		Talisman Energy, Inc	5.850	02/01/37	284,962
200,000		Talisman Energy, Inc	5.500	05/15/42	179,461
200,000		Total Capital Canada Ltd	1.450	01/15/18	200,112
300,000		Total Capital Canada Ltd	2.750	07/15/23	289,264
750,000		Total Capital International S.A.	1.000	08/12/16	751,295
300,000		Total Capital International S.A.	2.125	01/10/19	303,394
500,000		Total Capital International S.A.	2.100	06/19/19	502,719
300,000		Total Capital International S.A.	2.750	06/19/21	302,031
1,000,000		Total Capital International S.A.	2.875	02/17/22	997,867
400,000		Total Capital International S.A.	2.700	01/25/23	387,971
300,000		Total Capital International S.A.	3.700	01/15/24	308,618
300,000		Total Capital International S.A.	3.750	04/10/24	309,948
300,000		TransCanada PipeLines Ltd	1.875	01/12/18	301,844
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	634,994
1,050,000		TransCanada PipeLines Ltd	2.500	08/01/22	994,832
200,000		TransCanada PipeLines Ltd	3.750	10/16/23	202,347
500,000		TransCanada PipeLines Ltd	4.625	03/01/34	494,316
340,000		TransCanada PipeLines Ltd	5.850	03/15/36	373,861
469,000		TransCanada PipeLines Ltd	7.625	01/15/39	614,869
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	223,554
200,000		TransCanada PipeLines Ltd	5.000	10/16/43	200,079
300,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	285,000
165,000		Vale Overseas Ltd	6.250	01/23/17	174,501
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,098,170
1,542,000		Vale Overseas Ltd	4.375	01/11/22	1,512,409
150,000		Vale Overseas Ltd	8.250	01/17/34	165,269
1,164,000		Vale Overseas Ltd	6.875	11/21/36	1,122,609
680,000		Valero Energy Corp	6.125	02/01/20	776,030
400,000		Valero Energy Corp	3.650	03/15/25	388,344
330,000		Valero Energy Corp	7.500	04/15/32	407,593
500,000		Valero Energy Corp	6.625	06/15/37	563,104
300,000		Valero Energy Corp	4.900	03/15/45	280,138
840,000		Weatherford Bermuda Holdings Ltd	5.125	09/15/20	854,429
60,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	55,330
350,000		Weatherford International Ltd	9.625	03/01/19	408,400
700,000		Weatherford International Ltd	4.500	04/15/22	656,636
500,000		Weatherford International Ltd	5.950	04/15/42	421,445
300,000		XTO Energy, Inc	6.250	08/01/17	331,286
		TOTAL ENERGY			159,189,907

FOOD & STAPLES RETAILING - 0.2%
200,000		CVS Caremark Corp	1.200	12/05/16	200,258
68,000		CVS Caremark Corp	5.750	06/01/17	73,477
300,000		CVS Caremark Corp	2.250	12/05/18	303,521
750,000		CVS Caremark Corp	2.250	08/12/19	746,314
185,000		CVS Caremark Corp	4.750	05/18/20	204,716
500,000		CVS Caremark Corp	4.125	05/15/21	534,262
500,000		CVS Caremark Corp	2.750	12/01/22	481,409
61

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	CVS Caremark Corp	4.000%	12/05/23	$257,908
900,000	CVS Caremark Corp	3.375	08/12/24	882,986
400,000	CVS Caremark Corp	5.300	12/05/43	434,338
235,000	Delhaize Group S.A.	5.700	10/01/40	237,755
700,000	Kroger Co	6.400	08/15/17	770,574
55,000	Kroger Co	6.800	12/15/18	63,233
445,000	Kroger Co	6.150	01/15/20	511,626
200,000	Kroger Co	2.950	11/01/21	199,010
200,000	Kroger Co	3.400	04/15/22	201,282
200,000	Kroger Co	3.850	08/01/23	204,887
300,000	Kroger Co	4.000	02/01/24	309,428
100,000	Kroger Co	6.900	04/15/38	123,656
250,000	Kroger Co	5.000	04/15/42	258,663
300,000	Kroger Co	5.150	08/01/43	315,152
48,000	Safeway, Inc	6.350	08/15/17	50,640
50,000	Starbucks Corp	6.250	08/15/17	55,372
200,000	Starbucks Corp	2.000	12/05/18	203,141
200,000	Starbucks Corp	2.700	06/15/22	199,237
350,000	Starbucks Corp	3.850	10/01/23	367,502
200,000	Starbucks Corp	4.300	06/15/45	196,458
300,000	SYSCO Corp	1.450	10/02/17	303,000
200,000	SYSCO Corp	5.250	02/12/18	217,634
300,000	SYSCO Corp	2.350	10/02/19	303,000
300,000	SYSCO Corp	3.000	10/02/21	303,000
250,000	SYSCO Corp	2.600	06/12/22	244,002
400,000	SYSCO Corp	3.500	10/02/24	403,944
400,000	SYSCO Corp	4.350	10/02/34	404,000
100,000	SYSCO Corp	5.375	09/21/35	111,571
300,000	SYSCO Corp	4.500	10/02/44	303,000
200,000	Walgreen Co	1.800	09/15/17	200,759
100,000	Walgreen Co	5.250	01/15/19	109,580
200,000	Walgreen Co	3.100	09/15/22	193,949
200,000	Walgreen Co	4.400	09/15/42	178,253
150,000	Walgreens Boots Alliance, Inc	1.750	11/17/17	150,562
1,125,000	Walgreens Boots Alliance, Inc	2.700	11/18/19	1,125,613
500,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	495,977
400,000	Walgreens Boots Alliance, Inc	3.800	11/18/24	390,718
400,000	Walgreens Boots Alliance, Inc	4.500	11/18/34	375,025
400,000	Walgreens Boots Alliance, Inc	4.800	11/18/44	375,058
	TOTAL FOOD & STAPLES RETAILING			14,575,450

FOOD, BEVERAGE & TOBACCO - 1.1%
50,000	Altria Group, Inc	4.125	09/11/15	50,282
228,000	Altria Group, Inc	9.250	08/06/19	286,307
300,000	Altria Group, Inc	2.625	01/14/20	298,585
1,800,000	Altria Group, Inc	4.750	05/05/21	1,948,622
800,000	Altria Group, Inc	2.850	08/09/22	768,047
200,000	Altria Group, Inc	2.950	05/02/23	190,800
300,000	Altria Group, Inc	4.000	01/31/24	304,228
50,000	Altria Group, Inc	10.200	02/06/39	82,109
300,000	Altria Group, Inc	4.250	08/09/42	265,300
300,000	Altria Group, Inc	4.500	05/02/43	276,860
62

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	Altria Group, Inc	5.375%	01/31/44	$635,243
1,250,000	Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	1,253,324
300,000	Anheuser-Busch InBev Finance, Inc	1.250	01/17/18	298,850
500,000	Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	501,087
500,000	Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	478,288
500,000	Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	511,047
1,000,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,002,835
500,000	Anheuser-Busch InBev Worldwide, Inc	0.800	07/15/15	500,055
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,552,330
2,750,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,641,424
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	605,246
500,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	439,783
900,000	Archer-Daniels-Midland Co	5.450	03/15/18	991,040
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	693,883
200,000	Beam, Inc	1.750	06/15/18	198,819
200,000	Beam, Inc	3.250	05/15/22	196,485
200,000	Beam, Inc	3.250	06/15/23	194,519
450,000	Bottling Group LLC	5.125	01/15/19	497,206
200,000	Brown-Forman Corp	1.000	01/15/18	197,263
200,000	Brown-Forman Corp	2.250	01/15/23	188,147
200,000	Brown-Forman Corp	4.500	07/15/45	197,177
100,000	Bunge Ltd	3.200	06/15/17	102,948
100,000	Bunge Ltd	8.500	06/15/19	120,805
325,000	Campbell Soup Co	3.050	07/15/17	335,633
100,000	Campbell Soup Co	4.250	04/15/21	107,509
150,000	Campbell Soup Co	2.500	08/02/22	142,572
150,000	Campbell Soup Co	3.800	08/02/42	126,458
400,000	Coca-Cola Co	1.150	04/01/18	397,699
300,000	Coca-Cola Co	2.500	04/01/23	288,691
835,000	Coca-Cola Co	1.800	09/01/16	845,017
300,000	Coca-Cola Co	0.750	11/01/16	300,226
500,000	Coca-Cola Co	1.650	03/14/18	504,610
300,000	Coca-Cola Co	1.650	11/01/18	301,404
300,000	Coca-Cola Co	2.450	11/01/20	304,176
410,000	Coca-Cola Co	3.150	11/15/20	427,125
600,000	Coca-Cola Co	3.200	11/01/23	605,215
150,000	Coca-Cola Enterprises, Inc	2.125	09/15/15	150,436
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	104,734
100,000	Coca-Cola Enterprises, Inc	3.250	08/19/21	102,633
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	202,820
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	108,855
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	519,710
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	213,912
1,100,000	ConAgra Foods, Inc	1.900	01/25/18	1,083,108
255,000	ConAgra Foods, Inc	7.000	04/15/19	291,047
200,000	ConAgra Foods, Inc	3.250	09/15/22	185,939
91,000	ConAgra Foods, Inc	3.200	01/25/23	84,934
100,000	ConAgra Foods, Inc	7.000	10/01/28	118,005
100,000	ConAgra Foods, Inc	6.625	08/15/39	105,963
297,000	ConAgra Foods, Inc	4.650	01/25/43	251,120
100,000	Corn Products International, Inc	4.625	11/01/20	107,035
350,000	Diageo Capital plc	5.500	09/30/16	369,868
63

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Diageo Capital plc	1.500%	05/11/17	$1,000,492
325,000		Diageo Capital plc	5.750	10/23/17	354,579
500,000		Diageo Capital plc	1.125	04/29/18	493,424
200,000		Diageo Capital plc	5.875	09/30/36	229,377
400,000		Diageo Capital plc	3.875	04/29/43	353,764
100,000		Dr Pepper Snapple Group, Inc	2.900	01/15/16	101,106
350,000		Dr Pepper Snapple Group, Inc	2.600	01/15/19	352,692
150,000		Dr Pepper Snapple Group, Inc	2.000	01/15/20	146,989
150,000		Dr Pepper Snapple Group, Inc	2.700	11/15/22	143,019
150,000		Flowers Foods, Inc	4.375	04/01/22	156,363
200,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	188,688
300,000		Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	277,386
100,000		General Mills, Inc	0.875	01/29/16	100,079
500,000		General Mills, Inc	1.400	10/20/17	499,125
210,000		General Mills, Inc	5.650	02/15/19	234,250
175,000		General Mills, Inc	2.200	10/21/19	173,852
200,000		General Mills, Inc	3.150	12/15/21	201,503
500,000		General Mills, Inc	3.650	02/15/24	511,211
150,000		General Mills, Inc	5.400	06/15/40	162,157
100,000		General Mills, Inc	4.150	02/15/43	92,020
100,000		Hershey Co	1.500	11/01/16	101,052
150,000		Hershey Co	4.125	12/01/20	164,267
400,000		Hershey Co	2.625	05/01/23	391,648
800,000	g,h	HJ Heinz Co	1.600	06/30/17	799,959
275,000	g,h	HJ Heinz Co	2.000	07/02/18	274,764
300,000	g,h	HJ Heinz Co	2.800	07/02/20	299,961
200,000	g,h	HJ Heinz Co	3.500	07/15/22	200,725
900,000	g,h	HJ Heinz Co	3.950	07/15/25	905,070
200,000	g,h	HJ Heinz Co	5.000	07/15/35	202,569
700,000	g,h	HJ Heinz Co	5.200	07/15/45	716,307
250,000		Ingredion, Inc	1.800	09/25/17	249,119
125,000	g	JM Smucker Co	1.750	03/15/18	124,853
175,000	g	JM Smucker Co	2.500	03/15/20	173,835
100,000		JM Smucker Co	3.500	10/15/21	102,772
300,000	g	JM Smucker Co	3.000	03/15/22	294,352
100,000	g	JM Smucker Co	3.500	03/15/25	97,660
300,000	g	JM Smucker Co	4.250	03/15/35	279,956
300,000	g	JM Smucker Co	4.375	03/15/45	274,301
100,000		Kellogg Co	1.875	11/17/16	100,934
200,000		Kellogg Co	1.750	05/17/17	200,998
1,279,000		Kellogg Co	4.000	12/15/20	1,358,560
100,000		Kellogg Co	7.450	04/01/31	125,621
600,000		Kraft Foods Group, Inc	2.250	06/05/17	608,096
1,525,000		Kraft Foods Group, Inc	3.500	06/06/22	1,527,283
300,000		Kraft Foods Group, Inc	6.500	02/09/40	351,584
700,000		Kraft Foods Group, Inc	5.000	06/04/42	695,169
200,000		Lorillard Tobacco Co	3.500	08/04/16	204,470
300,000		Lorillard Tobacco Co	2.300	08/21/17	301,005
270,000		Lorillard Tobacco Co	6.875	05/01/20	313,958
350,000		Lorillard Tobacco Co	3.750	05/20/23	340,888
200,000		McCormick & Co, Inc	3.500	09/01/23	204,858
385,000		Mead Johnson Nutrition Co	4.900	11/01/19	417,725
64

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Mead Johnson Nutrition Co	4.600%	06/01/44	$94,839
150,000	Molson Coors Brewing Co	3.500	05/01/22	151,171
300,000	Molson Coors Brewing Co	5.000	05/01/42	291,062
1,500,000	Mondelez International, Inc	2.250	02/01/19	1,501,436
1,000,000	Mondelez International, Inc	4.000	02/01/24	1,034,342
300,000	PepsiCo, Inc	0.950	02/22/17	299,938
250,000	PepsiCo, Inc	1.250	08/13/17	250,374
840,000	PepsiCo, Inc	7.900	11/01/18	1,002,413
400,000	PepsiCo, Inc	2.250	01/07/19	405,730
100,000	PepsiCo, Inc	4.500	01/15/20	109,605
500,000	PepsiCo, Inc	1.850	04/30/20	494,037
400,000	PepsiCo, Inc	3.125	11/01/20	416,816
200,000	PepsiCo, Inc	3.000	08/25/21	204,665
400,000	PepsiCo, Inc	2.750	03/05/22	398,533
500,000	PepsiCo, Inc	2.750	03/01/23	491,486
1,000,000	PepsiCo, Inc	3.600	03/01/24	1,028,493
300,000	PepsiCo, Inc	2.750	04/30/25	286,730
310,000	PepsiCo, Inc	4.875	11/01/40	327,594
400,000	PepsiCo, Inc	4.000	03/05/42	374,006
200,000	PepsiCo, Inc	3.600	08/13/42	174,899
300,000	PepsiCo, Inc	4.250	10/22/44	291,802
500,000	Philip Morris International, Inc	1.125	08/21/17	499,030
1,300,000	Philip Morris International, Inc	5.650	05/16/18	1,443,369
300,000	Philip Morris International, Inc	1.875	01/15/19	299,324
200,000	Philip Morris International, Inc	2.900	11/15/21	201,604
200,000	Philip Morris International, Inc	2.500	08/22/22	192,370
500,000	Philip Morris International, Inc	2.625	03/06/23	477,935
300,000	Philip Morris International, Inc	3.600	11/15/23	304,098
500,000	Philip Morris International, Inc	3.250	11/10/24	491,452
240,000	Philip Morris International, Inc	6.375	05/16/38	293,561
150,000	Philip Morris International, Inc	4.375	11/15/41	143,173
200,000	Philip Morris International, Inc	4.500	03/20/42	194,179
150,000	Philip Morris International, Inc	3.875	08/21/42	132,668
300,000	Philip Morris International, Inc	4.125	03/04/43	275,749
200,000	Philip Morris International, Inc	4.875	11/15/43	206,178
500,000	Philip Morris International, Inc	4.250	11/10/44	471,421
50,000	Reynolds American, Inc	6.750	06/15/17	54,630
200,000	Reynolds American, Inc	7.750	06/01/18	230,809
450,000	Reynolds American, Inc	2.300	06/12/18	453,380
325,000	Reynolds American, Inc	3.250	06/12/20	328,901
750,000	Reynolds American, Inc	4.000	06/12/22	765,227
400,000	Reynolds American, Inc	3.250	11/01/22	384,794
200,000	Reynolds American, Inc	4.850	09/15/23	211,043
725,000	Reynolds American, Inc	4.450	06/12/25	737,553
750,000	Reynolds American, Inc	5.700	08/15/35	775,490
65,000	Reynolds American, Inc	7.250	06/15/37	77,735
400,000	Reynolds American, Inc	4.750	11/01/42	361,635
200,000	Reynolds American, Inc	6.150	09/15/43	214,092
750,000	Reynolds American, Inc	5.850	08/15/45	788,543
133,000	Sara Lee Corp	4.100	09/15/20	138,173
400,000	Tyson Foods, Inc	4.500	06/15/22	424,512
500,000	Tyson Foods, Inc	3.950	08/15/24	502,963
65

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Tyson Foods, Inc	5.150%	08/15/44	$512,334
	TOTAL FOOD, BEVERAGE & TOBACCO			67,549,689

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
200,000	Allergan, Inc	1.350	03/15/18	195,657
250,000	Allergan, Inc	3.375	09/15/20	253,191
200,000	Allergan, Inc	2.800	03/15/23	184,483
450,000	AmerisourceBergen Corp	1.150	05/15/17	449,167
100,000	AmerisourceBergen Corp	3.500	11/15/21	102,541
400,000	AmerisourceBergen Corp	3.400	05/15/24	397,254
200,000	AmerisourceBergen Corp	3.250	03/01/25	192,895
200,000	Ascension Health, Inc	4.847	11/15/53	205,903
300,000	Baxter International, Inc	0.950	06/01/16	299,422
200,000	Baxter International, Inc	5.900	09/01/16	211,593
300,000	Baxter International, Inc	1.850	06/15/18	298,849
420,000	Baxter International, Inc	4.500	08/15/19	457,568
300,000	Baxter International, Inc	3.200	06/15/23	306,577
116,000	Baxter International, Inc	6.250	12/01/37	143,387
150,000	Baxter International, Inc	3.650	08/15/42	147,787
300,000	Baxter International, Inc	4.500	06/15/43	298,722
100,000	Becton Dickinson & Co	1.450	05/15/17	99,912
750,000	Becton Dickinson & Co	1.800	12/15/17	749,950
25,000	Becton Dickinson & Co	5.000	05/15/19	27,314
100,000	Becton Dickinson & Co	6.375	08/01/19	115,137
475,000	Becton Dickinson & Co	2.675	12/15/19	474,576
150,000	Becton Dickinson & Co	3.250	11/12/20	153,847
850,000	Becton Dickinson & Co	3.125	11/08/21	841,711
200,000	Becton Dickinson & Co	3.300	03/01/23	194,049
325,000	Becton Dickinson & Co	3.734	12/15/24	323,424
300,000	Becton Dickinson & Co	4.875	05/15/44	295,328
500,000	Becton Dickinson & Co	4.685	12/15/44	487,365
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	108,300
150,000	Boston Scientific Corp	2.650	10/01/18	152,073
650,000	Boston Scientific Corp	6.000	01/15/20	735,467
300,000	Boston Scientific Corp	2.850	05/15/20	299,368
300,000	Boston Scientific Corp	3.375	05/15/22	293,451
150,000	Boston Scientific Corp	4.125	10/01/23	152,085
400,000	Boston Scientific Corp	3.850	05/15/25	387,506
200,000	Cardinal Health, Inc	1.700	03/15/18	199,085
200,000	Cardinal Health, Inc	1.950	06/15/18	200,229
200,000	Cardinal Health, Inc	2.400	11/15/19	198,226
100,000	Cardinal Health, Inc	4.625	12/15/20	108,937
100,000	Cardinal Health, Inc	3.200	06/15/22	98,404
200,000	Cardinal Health, Inc	3.200	03/15/23	197,568
100,000	Cardinal Health, Inc	3.500	11/15/24	98,191
200,000	Cardinal Health, Inc	3.750	09/15/25	198,661
100,000	Cardinal Health, Inc	4.600	03/15/43	96,116
200,000	Cardinal Health, Inc	4.500	11/15/44	189,185
200,000	Cardinal Health, Inc	4.900	09/15/45	197,622
100,000	Coventry Health Care, Inc	5.450	06/15/21	112,544
450,000	Covidien International Finance S.A.	6.000	10/15/17	495,832
650,000	Covidien International Finance S.A.	3.200	06/15/22	646,771
66

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Covidien International Finance S.A.	2.950%	06/15/23	$488,185
100,000		Covidien International Finance S.A.	6.550	10/15/37	126,877
225,000		CR Bard, Inc	1.375	01/15/18	223,339
100,000		CR Bard, Inc	4.400	01/15/21	106,940
100,000		DENTSPLY International, Inc	4.125	08/15/21	104,520
250,000		Dignity Health	3.812	11/01/24	255,647
200,000		Dignity Health	5.267	11/01/64	198,596
100,000		Edwards Lifesciences Corp	2.875	10/15/18	102,264
300,000		Express Scripts Holding Co	3.125	05/15/16	304,908
300,000		Express Scripts Holding Co	2.650	02/15/17	305,336
200,000		Express Scripts Holding Co	1.250	06/02/17	199,034
300,000		Express Scripts Holding Co	2.250	06/15/19	297,352
250,000		Express Scripts Holding Co	4.750	11/15/21	270,983
525,000		Express Scripts Holding Co	3.900	02/15/22	536,645
300,000		Express Scripts Holding Co	3.500	06/15/24	292,995
450,000		Express Scripts Holding Co	6.125	11/15/41	520,982
100,000		Kaiser Foundation Hospitals	3.500	04/01/22	101,133
100,000		Kaiser Foundation Hospitals	4.875	04/01/42	104,249
200,000		Laboratory Corp of America Holdings	3.125	05/15/16	203,298
100,000		Laboratory Corp of America Holdings	2.200	08/23/17	101,025
250,000		Laboratory Corp of America Holdings	2.500	11/01/18	251,947
150,000		Laboratory Corp of America Holdings	2.625	02/01/20	148,649
300,000		Laboratory Corp of America Holdings	3.200	02/01/22	295,440
200,000		Laboratory Corp of America Holdings	3.750	08/23/22	202,053
200,000		Laboratory Corp of America Holdings	4.000	11/01/23	203,941
100,000		Laboratory Corp of America Holdings	3.600	02/01/25	95,307
300,000		Laboratory Corp of America Holdings	4.700	02/01/45	272,973
200,000		Mayo Clinic Rochester	4.000	11/15/47	189,438
100,000		McKesson Corp	0.950	12/04/15	100,140
25,000		McKesson Corp	5.700	03/01/17	26,798
500,000		McKesson Corp	1.292	03/10/17	499,206
180,000		McKesson Corp	4.750	03/01/21	197,432
100,000		McKesson Corp	2.700	12/15/22	95,301
200,000		McKesson Corp	2.850	03/15/23	191,681
500,000		McKesson Corp	3.796	03/15/24	505,064
100,000		McKesson Corp	6.000	03/01/41	114,566
375,000		McKesson Corp	4.883	03/15/44	372,177
250,000		Medco Health Solutions, Inc	2.750	09/15/15	251,031
250,000		Medco Health Solutions, Inc	7.125	03/15/18	284,442
300,000		Medtronic, Inc	0.875	02/27/17	299,547
625,000	g	Medtronic, Inc	1.500	03/15/18	623,442
250,000		Medtronic, Inc	1.375	04/01/18	248,866
875,000	g	Medtronic, Inc	2.500	03/15/20	875,704
1,000,000	g	Medtronic, Inc	3.150	03/15/22	1,003,539
1,000,000		Medtronic, Inc	3.625	03/15/24	1,023,741
725,000	g	Medtronic, Inc	3.500	03/15/25	722,590
1,000,000	g	Medtronic, Inc	4.375	03/15/35	989,287
200,000		Medtronic, Inc	4.500	03/15/42	197,633
150,000		Medtronic, Inc	4.000	04/01/43	137,912
1,000,000		Medtronic, Inc	4.625	03/15/44	1,004,361
850,000	g	Medtronic, Inc	4.625	03/15/45	857,247
300,000		New York and Presbyterian Hospital	4.024	08/01/45	272,593
67

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	NYU Hospitals Center	5.750%	07/01/43	$398,142
100,000	Owens & Minor, Inc	3.875	09/15/21	102,742
150,000	PerkinElmer, Inc	5.000	11/15/21	163,046
300,000	Quest Diagnostics, Inc	2.700	04/01/19	302,268
200,000	Quest Diagnostics, Inc	2.500	03/30/20	198,261
400,000	Quest Diagnostics, Inc	4.700	04/01/21	432,163
125,000	Quest Diagnostics, Inc	3.500	03/30/25	118,440
300,000	Quest Diagnostics, Inc	4.700	03/30/45	265,150
200,000	Southern Baptist Hospital of Florida, Inc	4.857	07/15/45	199,351
200,000	St. Jude Medical, Inc	3.250	04/15/23	196,945
200,000	St. Jude Medical, Inc	4.750	04/15/43	199,165
150,000	Stryker Corp	2.000	09/30/16	151,607
200,000	Stryker Corp	1.300	04/01/18	198,586
90,000	Stryker Corp	4.375	01/15/20	98,559
200,000	Stryker Corp	3.375	05/15/24	199,457
200,000	Stryker Corp	4.100	04/01/43	182,668
200,000	Stryker Corp	4.375	05/15/44	193,248
100,000	Texas Health Resources	4.330	11/15/55	93,185
550,000	Thermo Fisher Scientific, Inc	2.250	08/15/16	555,530
175,000	Thermo Fisher Scientific, Inc	1.300	02/01/17	174,688
350,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	349,358
100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	99,825
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	641,604
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	243,439
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	610,561
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	210,648
200,000	Trinity Health Corp	4.125	12/01/45	184,005
750,000	Zimmer Holdings, Inc	1.450	04/01/17	750,152
750,000	Zimmer Holdings, Inc	3.150	04/01/22	737,049
625,000	Zimmer Holdings, Inc	3.550	04/01/25	604,903
550,000	Zimmer Holdings, Inc	4.250	08/15/35	507,117
106,000	Zimmer Holdings, Inc	5.750	11/30/39	117,499
300,000	Zimmer Holdings, Inc	4.450	08/15/45	274,155
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			40,225,102

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Clorox Co	3.800	11/15/21	105,670
100,000	Clorox Co	3.050	09/15/22	97,591
200,000	Clorox Co	3.500	12/15/24	197,455
400,000	Colgate-Palmolive Co	1.300	01/15/17	403,009
100,000	Colgate-Palmolive Co	0.900	05/01/18	99,212
300,000	Colgate-Palmolive Co	1.750	03/15/19	299,335
200,000	Colgate-Palmolive Co	2.300	05/03/22	195,036
200,000	Colgate-Palmolive Co	1.950	02/01/23	188,470
300,000	Colgate-Palmolive Co	3.250	03/15/24	303,846
60,000	Colgate-Palmolive Co	6.450	06/16/28	75,922
300,000	Ecolab, Inc	1.000	08/09/15	299,671
100,000	Ecolab, Inc	3.000	12/08/16	102,326
250,000	Ecolab, Inc	1.450	12/08/17	247,743
375,000	Ecolab, Inc	2.250	01/12/20	370,920
350,000	Ecolab, Inc	4.350	12/08/21	377,178
100,000	Ecolab, Inc	5.500	12/08/41	108,882
68

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Estee Lauder Cos, Inc	2.350%	08/15/22	$192,972
100,000		Estee Lauder Cos, Inc	6.000	05/15/37	119,214
200,000		Estee Lauder Cos, Inc	4.375	06/15/45	195,037
1,825,000		Procter & Gamble Co	4.700	02/15/19	2,010,329
300,000		Procter & Gamble Co	1.900	11/01/19	300,477
800,000		Procter & Gamble Co	2.300	02/06/22	792,719
600,000		Procter & Gamble Co	3.100	08/15/23	609,022
225,000		Procter & Gamble Co	5.550	03/05/37	270,734
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			7,962,770

INSURANCE - 1.1%
100,000		ACE INA Holdings, Inc	2.600	11/23/15	100,702
25,000		ACE INA Holdings, Inc	5.800	03/15/18	27,804
500,000		ACE INA Holdings, Inc	5.900	06/15/19	568,351
250,000		ACE INA Holdings, Inc	2.700	03/13/23	242,694
300,000		ACE INA Holdings, Inc	3.350	05/15/24	299,983
400,000		ACE INA Holdings, Inc	3.150	03/15/25	390,161
150,000		ACE INA Holdings, Inc	4.150	03/13/43	142,255
125,000		Aetna, Inc	1.500	11/15/17	125,286
300,000		Aetna, Inc	2.200	03/15/19	300,191
250,000		Aetna, Inc	3.950	09/01/20	264,799
500,000		Aetna, Inc	2.750	11/15/22	470,856
300,000		Aetna, Inc	3.500	11/15/24	293,644
240,000		Aetna, Inc	6.625	06/15/36	293,936
350,000		Aetna, Inc	4.500	05/15/42	324,424
500,000		Aetna, Inc	4.125	11/15/42	441,455
200,000		Aflac, Inc	2.400	03/16/20	201,315
300,000		Aflac, Inc	4.000	02/15/22	316,899
600,000		Aflac, Inc	3.625	06/15/23	605,551
200,000		Aflac, Inc	3.625	11/15/24	200,382
200,000		Aflac, Inc	3.250	03/17/25	192,788
125,000		Aflac, Inc	6.900	12/17/39	157,943
300,000		Alleghany Corp	4.950	06/27/22	323,285
200,000		Alleghany Corp	4.900	09/15/44	191,986
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	106,159
1,250,000		Allstate Corp	3.150	06/15/23	1,249,951
100,000		Allstate Corp	4.500	06/15/43	100,524
200,000	i	Allstate Corp	5.750	08/15/53	211,250
100,000		American Financial Group, Inc	9.875	06/15/19	125,302
325,000		American International Group, Inc	2.300	07/16/19	324,176
750,000		American International Group, Inc	3.375	08/15/20	775,588
350,000		American International Group, Inc	6.400	12/15/20	414,806
1,600,000		American International Group, Inc	4.875	06/01/22	1,753,854
500,000		American International Group, Inc	3.875	01/15/35	451,709
800,000		American International Group, Inc	6.250	05/01/36	943,742
328,000		American International Group, Inc	6.820	11/15/37	401,867
500,000		American International Group, Inc	4.500	07/16/44	473,868
200,000		American International Group, Inc	4.375	01/15/55	177,396
200,000		Aon plc	3.125	05/27/16	203,978
50,000		Aon plc	5.000	09/30/20	55,112
200,000		Aon plc	4.000	11/27/23	205,543
300,000		Aon plc	3.500	06/14/24	295,006
69

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Aon plc	6.250%	09/30/40	$240,678
100,000		Aon plc	4.250	12/12/42	89,321
200,000		Aon plc	4.450	05/24/43	184,992
250,000		Aon plc	4.750	05/15/45	240,092
300,000		Arch Capital Group US, Inc	5.144	11/01/43	305,484
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	204,152
100,000		Assurant, Inc	2.500	03/15/18	101,428
100,000		Assurant, Inc	4.000	03/15/23	99,927
100,000		Assurant, Inc	6.750	02/15/34	117,187
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	194,911
270,000		AXA S.A.	8.600	12/15/30	361,842
200,000		AXIS Specialty Finance plc	2.650	04/01/19	199,528
50,000		AXIS Specialty Finance plc	5.875	06/01/20	56,540
200,000		AXIS Specialty Finance plc	5.150	04/01/45	202,217
300,000		Berkshire Hathaway Finance Corp	2.450	12/15/15	302,586
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	303,124
225,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	224,907
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	831,420
600,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	608,255
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	205,812
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	403,421
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	294,333
100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	96,424
40,000		Chubb Corp	5.750	05/15/18	44,637
350,000		Chubb Corp	6.000	05/11/37	431,021
300,000	i	Chubb Corp	6.375	03/29/67	314,700
540,000		Cigna Corp	5.125	06/15/20	604,967
400,000		Cigna Corp	4.500	03/15/21	434,468
400,000		Cigna Corp	3.250	04/15/25	383,089
400,000		Cigna Corp	5.375	02/15/42	427,991
200,000		Cincinnati Financial Corp	6.920	05/15/28	248,844
40,000		CNA Financial Corp	6.500	08/15/16	42,305
500,000		CNA Financial Corp	5.750	08/15/21	565,587
125,000		CNA Financial Corp	3.950	05/15/24	123,977
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	283,597
250,000		Fidelity National Financial, Inc	5.500	09/01/22	262,705
100,000		First American Financial Corp	4.300	02/01/23	98,976
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	277,006
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	398,944
750,000		Hartford Financial Services Group, Inc	4.300	04/15/43	707,368
300,000		Humana, Inc	2.625	10/01/19	301,718
100,000		Humana, Inc	3.150	12/01/22	96,336
300,000		Humana, Inc	3.850	10/01/24	298,363
100,000		Humana, Inc	8.150	06/15/38	138,547
200,000		Humana, Inc	4.625	12/01/42	190,389
300,000		Humana, Inc	4.950	10/01/44	293,317
100,000		Infinity Property & Casualty Corp	5.000	09/19/22	104,919
300,000		ING US, Inc	2.900	02/15/18	307,714
150,000		ING US, Inc	5.500	07/15/22	168,238
200,000		ING US, Inc	5.700	07/15/43	223,359
200,000		Kemper Corp	4.350	02/15/25	198,437
400,000		Leucadia National Corp	5.500	10/18/23	407,881
70

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Lincoln National Corp	8.750%	07/01/19	$245,213
400,000		Lincoln National Corp	4.200	03/15/22	419,354
525,000		Lincoln National Corp	4.000	09/01/23	538,942
175,000		Lincoln National Corp	3.350	03/09/25	169,768
30,000		Lincoln National Corp	6.150	04/07/36	34,647
150,000		Lincoln National Corp	7.000	06/15/40	187,563
100,000		Loews Corp	5.250	03/15/16	103,085
200,000		Loews Corp	2.625	05/15/23	190,981
200,000		Loews Corp	4.125	05/15/43	181,380
100,000		Manulife Financial Corp	4.900	09/17/20	110,750
100,000		Markel Corp	7.125	09/30/19	116,934
150,000		Markel Corp	4.900	07/01/22	160,511
100,000		Markel Corp	3.625	03/30/23	98,435
100,000		Markel Corp	5.000	03/30/43	97,981
100,000		Marsh & McLennan Cos, Inc	2.550	10/15/18	101,739
500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	501,236
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	165,642
200,000		Marsh & McLennan Cos, Inc	4.050	10/15/23	208,485
152,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	151,301
500,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	493,096
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	175,198
500,000		Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	449,578
575,000		MetLife, Inc	6.750	06/01/16	604,862
175,000		MetLife, Inc	1.756	12/15/17	176,462
200,000		MetLife, Inc	1.903	12/15/17	200,859
1,050,000		MetLife, Inc	4.750	02/08/21	1,158,629
700,000		MetLife, Inc	3.048	12/15/22	691,582
325,000		MetLife, Inc	4.368	09/15/23	345,243
500,000		MetLife, Inc	3.600	04/10/24	503,523
50,000		MetLife, Inc	6.375	06/15/34	61,523
405,000		MetLife, Inc	5.700	06/15/35	469,876
130,000		MetLife, Inc	5.875	02/06/41	152,444
200,000		MetLife, Inc	4.125	08/13/42	185,453
600,000		MetLife, Inc	4.875	11/13/43	620,452
500,000		MetLife, Inc	4.721	12/15/44	503,513
300,000		MetLife, Inc	4.050	03/01/45	274,478
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	201,699
20,000		Nationwide Financial Services	6.750	05/15/37	20,900
200,000		Navigators Group, Inc	5.750	10/15/23	212,004
200,000		Old Republic International Corp	4.875	10/01/24	206,623
500,000		OneBeacon US Holdings, Inc	4.600	11/09/22	509,174
100,000		PartnerRe Ltd	5.500	06/01/20	111,364
100,000	g	Primerica, Inc	4.750	07/15/22	106,568
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,698
130,000		Principal Financial Group, Inc	8.875	05/15/19	159,931
100,000		Principal Financial Group, Inc	3.300	09/15/22	99,046
150,000		Principal Financial Group, Inc	3.125	05/15/23	145,453
200,000		Principal Financial Group, Inc	3.400	05/15/25	195,067
100,000		Principal Financial Group, Inc	6.050	10/15/36	115,853
100,000		Principal Financial Group, Inc	4.625	09/15/42	95,932
200,000		Principal Financial Group, Inc	4.350	05/15/43	186,624
200,000	i	Principal Financial Group, Inc	4.700	05/15/55	198,000
71

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$120,000		Progressive Corp	6.250%	12/01/32	$147,634
300,000	i	Progressive Corp	6.700	06/15/37	312,750
300,000		Progressive Corp	4.350	04/25/44	296,974
300,000		Progressive Corp	3.700	01/26/45	263,790
100,000		Protective Life Corp	7.375	10/15/19	118,329
200,000		Prudential Financial, Inc	4.750	09/17/15	201,547
300,000		Prudential Financial, Inc	3.000	05/12/16	305,045
60,000		Prudential Financial, Inc	6.100	06/15/17	65,187
100,000		Prudential Financial, Inc	2.300	08/15/18	100,794
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,208,548
200,000		Prudential Financial, Inc	2.350	08/15/19	199,909
300,000		Prudential Financial, Inc	4.500	11/16/21	326,449
400,000		Prudential Financial, Inc	5.750	07/15/33	447,590
450,000		Prudential Financial, Inc	6.200	11/15/40	525,164
125,000	i	Prudential Financial, Inc	5.875	09/15/42	132,100
500,000	i	Prudential Financial, Inc	5.625	06/15/43	518,250
150,000		Prudential Financial, Inc	5.100	08/15/43	153,690
100,000	i	Prudential Financial, Inc	5.200	03/15/44	98,760
800,000		Prudential Financial, Inc	4.600	05/15/44	773,059
200,000	i	Prudential Financial, Inc	5.375	05/15/45	196,750
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	159,766
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	109,493
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	264,969
200,000		RenaissanceRe Finance, Inc	3.700	04/01/25	193,617
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	104,713
250,000		Torchmark Corp	3.800	09/15/22	254,802
100,000		Transatlantic Holdings, Inc	5.750	12/14/15	101,895
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	25,809
610,000		Travelers Cos, Inc	5.800	05/15/18	680,477
130,000		Travelers Cos, Inc	5.900	06/02/19	148,558
600,000		Travelers Cos, Inc	5.350	11/01/40	682,795
200,000		Travelers Cos, Inc	4.600	08/01/43	206,181
100,000		Travelers Property Casualty Corp	6.375	03/15/33	126,532
300,000		UnitedHealth Group, Inc	1.400	12/15/17	299,407
324,000		UnitedHealth Group, Inc	6.000	02/15/18	360,053
900,000		UnitedHealth Group, Inc	1.625	03/15/19	888,620
500,000		UnitedHealth Group, Inc	2.300	12/15/19	500,810
700,000		UnitedHealth Group, Inc	4.700	02/15/21	771,224
500,000		UnitedHealth Group, Inc	2.875	12/15/21	499,373
325,000		UnitedHealth Group, Inc	2.750	02/15/23	310,507
200,000		UnitedHealth Group, Inc	2.875	03/15/23	192,278
365,000		UnitedHealth Group, Inc	6.625	11/15/37	466,514
250,000		UnitedHealth Group, Inc	6.875	02/15/38	326,377
150,000		UnitedHealth Group, Inc	4.625	11/15/41	149,271
300,000		UnitedHealth Group, Inc	4.375	03/15/42	289,808
350,000		UnitedHealth Group, Inc	3.950	10/15/42	315,491
200,000		UnitedHealth Group, Inc	4.250	03/15/43	188,587
110,000		Unum Group	5.625	09/15/20	123,668
200,000		Unum Group	4.000	03/15/24	202,184
200,000		Verisk Analytics, Inc	5.800	05/01/21	224,799
500,000		Verisk Analytics, Inc	4.000	06/15/25	489,100
300,000		Verisk Analytics, Inc	5.500	06/15/45	294,050
72

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	WellPoint, Inc	1.875%	01/15/18	$199,560
1,250,000	WellPoint, Inc	2.300	07/15/18	1,256,749
300,000	WellPoint, Inc	2.250	08/15/19	296,143
150,000	WellPoint, Inc	3.700	08/15/21	153,325
800,000	WellPoint, Inc	3.125	05/15/22	776,573
200,000	WellPoint, Inc	3.300	01/15/23	192,107
300,000	WellPoint, Inc	3.500	08/15/24	287,740
300,000	WellPoint, Inc	4.625	05/15/42	273,273
200,000	WellPoint, Inc	4.650	01/15/43	182,715
500,000	WellPoint, Inc	5.100	01/15/44	487,028
300,000	WellPoint, Inc	4.650	08/15/44	273,416
300,000	WellPoint, Inc	4.850	08/15/54	275,647
200,000	Willis Group Holdings plc	5.750	03/15/21	224,151
165,000	WR Berkley Corp	5.375	09/15/20	183,889
250,000	WR Berkley Corp	4.625	03/15/22	265,569
200,000	WR Berkley Corp	4.750	08/01/44	190,115
350,000	XL Capital Ltd	6.375	11/15/24	411,933
200,000	XLIT Ltd	2.300	12/15/18	201,223
200,000	XLIT Ltd	4.450	03/31/25	197,958
200,000	XLIT Ltd	5.250	12/15/43	206,093
200,000	XLIT Ltd	5.500	03/31/45	187,451
	TOTAL INSURANCE			65,576,861

MATERIALS - 1.1%
300,000	3M Co	1.375	09/29/16	302,429
200,000	3M Co	1.000	06/26/17	200,224
300,000	3M Co	1.625	06/15/19	298,731
200,000	3M Co	2.000	06/26/22	192,532
190,000	3M Co	5.700	03/15/37	228,871
300,000	3M Co	3.875	06/15/44	284,867
100,000	Agrium, Inc	6.750	01/15/19	114,522
150,000	Agrium, Inc	3.150	10/01/22	145,259
200,000	Agrium, Inc	3.500	06/01/23	195,259
250,000	Agrium, Inc	3.375	03/15/25	237,336
200,000	Agrium, Inc	4.125	03/15/35	178,293
100,000	Agrium, Inc	6.125	01/15/41	112,156
200,000	Agrium, Inc	4.900	06/01/43	191,864
225,000	Agrium, Inc	5.250	01/15/45	226,439
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	199,250
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	152,280
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	145,190
300,000	Air Products & Chemicals, Inc	3.350	07/31/24	299,521
200,000	Airgas, Inc	1.650	02/15/18	198,818
250,000	Airgas, Inc	2.900	11/15/22	243,502
200,000	Airgas, Inc	3.650	07/15/24	200,376
100,000	Albemarle Corp	3.000	12/01/19	100,115
100,000	Albemarle Corp	4.500	12/15/20	105,774
200,000	Albemarle Corp	4.150	12/01/24	199,064
200,000	Avery Dennison Corp	3.350	04/15/23	192,150
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	172,481
250,000	Barrick Gold Corp	3.850	04/01/22	242,041
725,000	Barrick Gold Corp	4.100	05/01/23	704,143
73

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Barrick Gold Corp	5.250%	04/01/42	$223,125
1,500,000	Barrick North America Finance LLC	4.400	05/30/21	1,530,709
300,000	Barrick North America Finance LLC	5.750	05/01/43	287,662
100,000	Bemis Co, Inc	6.800	08/01/19	116,122
500,000	BHP Billiton Finance USA Ltd	1.625	02/24/17	504,458
300,000	BHP Billiton Finance USA Ltd	2.050	09/30/18	304,165
450,000	BHP Billiton Finance USA Ltd	6.500	04/01/19	520,311
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	101,518
1,675,000	BHP Billiton Finance USA Ltd	3.850	09/30/23	1,718,922
500,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	461,064
500,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	521,131
600,000	Braskem Finance Ltd	6.450	02/03/24	567,000
200,000	Cabot Corp	3.700	07/15/22	201,845
200,000	Carpenter Technology Corp	4.450	03/01/23	198,704
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	106,028
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	104,119
400,000	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	405,228
350,000	CF Industries, Inc	7.125	05/01/20	415,423
200,000	CF Industries, Inc	3.450	06/01/23	193,390
500,000	CF Industries, Inc	5.150	03/15/34	492,481
200,000	CF Industries, Inc	4.950	06/01/43	186,496
250,000	Church & Dwight Co, Inc	2.875	10/01/22	243,827
100,000	Corning, Inc	1.450	11/15/17	99,567
225,000	Corning, Inc	4.250	08/15/20	245,343
300,000	Corning, Inc	2.900	05/15/22	298,871
200,000	Corning, Inc	3.700	11/15/23	205,645
100,000	Corning, Inc	5.750	08/15/40	115,265
200,000	Corning, Inc	4.750	03/15/42	204,049
150,000	Cytec Industries, Inc	3.500	04/01/23	144,268
200,000	Domtar Corp	4.400	04/01/22	203,038
100,000	Domtar Corp	6.250	09/01/42	98,838
100,000	Domtar Corp	6.750	02/15/44	105,382
591,000	Dow Chemical Co	8.550	05/15/19	720,089
1,500,000	Dow Chemical Co	4.250	11/15/20	1,598,535
500,000	Dow Chemical Co	4.125	11/15/21	523,894
550,000	Dow Chemical Co	3.000	11/15/22	528,461
400,000	Dow Chemical Co	3.500	10/01/24	391,920
400,000	Dow Chemical Co	4.250	10/01/34	374,608
350,000	Dow Chemical Co	5.250	11/15/41	355,861
375,000	Dow Chemical Co	4.375	11/15/42	340,406
400,000	Dow Chemical Co	4.625	10/01/44	372,016
175,000	Eastman Chemical Co	2.400	06/01/17	177,934
165,000	Eastman Chemical Co	5.500	11/15/19	183,262
400,000	Eastman Chemical Co	2.700	01/15/20	399,046
250,000	Eastman Chemical Co	3.600	08/15/22	252,421
300,000	Eastman Chemical Co	3.800	03/15/25	299,015
150,000	Eastman Chemical Co	4.800	09/01/42	143,375
300,000	Eastman Chemical Co	4.650	10/15/44	283,184
50,000	EI du Pont de Nemours & Co	5.250	12/15/16	52,922
700,000	EI du Pont de Nemours & Co	6.000	07/15/18	785,082
1,420,000	EI du Pont de Nemours & Co	4.625	01/15/20	1,560,459
300,000	EI du Pont de Nemours & Co	2.800	02/15/23	291,940
74

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$225,000	EI du Pont de Nemours & Co	4.150%	02/15/43	$214,431
100,000	FMC Corp	3.950	02/01/22	101,397
200,000	FMC Corp	4.100	02/01/24	203,528
1,750,000	Freeport-McMoRan, Inc	2.375	03/15/18	1,735,758
300,000	Freeport-McMoRan, Inc	3.100	03/15/20	295,526
300,000	Freeport-McMoRan, Inc	4.000	11/14/21	294,272
650,000	Freeport-McMoRan, Inc	3.550	03/01/22	600,998
675,000	Freeport-McMoRan, Inc	3.875	03/15/23	612,436
200,000	Freeport-McMoRan, Inc	4.550	11/14/24	186,092
200,000	Freeport-McMoRan, Inc	5.400	11/14/34	172,074
400,000	Freeport-McMoRan, Inc	5.450	03/15/43	332,930
300,000	Georgia-Pacific LLC	8.000	01/15/24	385,447
250,000	Georgia-Pacific LLC	7.750	11/15/29	337,954
250,000	Goldcorp, Inc	2.125	03/15/18	250,455
250,000	Goldcorp, Inc	3.700	03/15/23	239,930
300,000	Goldcorp, Inc	5.450	06/09/44	284,668
100,000	Hubbell, Inc	3.625	11/15/22	102,533
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	290,871
1,000,000	International Paper Co	3.650	06/15/24	984,201
250,000	International Paper Co	5.000	09/15/35	244,201
170,000	International Paper Co	7.300	11/15/39	207,450
450,000	International Paper Co	6.000	11/15/41	483,621
300,000	International Paper Co	4.800	06/15/44	277,214
250,000	International Paper Co	5.150	05/15/46	239,319
330,000	Kimberly-Clark Corp	6.250	07/15/18	375,044
200,000	Kimberly-Clark Corp	1.900	05/22/19	199,394
200,000	Kimberly-Clark Corp	1.850	03/01/20	197,125
225,000	Kimberly-Clark Corp	3.625	08/01/20	239,723
100,000	Kimberly-Clark Corp	3.875	03/01/21	108,475
125,000	Kimberly-Clark Corp	2.400	03/01/22	122,016
200,000	Kimberly-Clark Corp	2.400	06/01/23	192,288
200,000	Kimberly-Clark Corp	6.625	08/01/37	261,433
200,000	Kimberly-Clark Corp	3.700	06/01/43	182,213
150,000	Kinross Gold Corp	5.125	09/01/21	149,549
500,000	Kinross Gold Corp	5.950	03/15/24	479,968
92,000	Lubrizol Corp	8.875	02/01/19	112,979
150,000	Lubrizol Corp	6.500	10/01/34	189,705
300,000	LYB International Finance BV	4.000	07/15/23	306,608
300,000	LYB International Finance BV	5.250	07/15/43	304,560
300,000	LYB International Finance BV	4.875	03/15/44	290,441
500,000	LyondellBasell Industries NV	5.000	04/15/19	541,288
300,000	LyondellBasell Industries NV	6.000	11/15/21	343,048
300,000	LyondellBasell Industries NV	5.750	04/15/24	341,310
125,000	LyondellBasell Industries NV	4.625	02/26/55	109,648
250,000	Martin Marietta Materials, Inc	6.600	04/15/18	279,699
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	202,186
150,000	Methanex Corp	3.250	12/15/19	150,793
150,000	Methanex Corp	4.250	12/01/24	148,501
100,000	Methanex Corp	5.650	12/01/44	95,893
200,000	Monsanto Co	2.750	04/15/16	202,511
400,000	Monsanto Co	1.150	06/30/17	397,525
200,000	Monsanto Co	1.850	11/15/18	200,306
75

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Monsanto Co	2.125%	07/15/19	$396,843
100,000	Monsanto Co	2.200	07/15/22	91,259
150,000	Monsanto Co	5.500	08/15/25	170,148
100,000	Monsanto Co	3.600	07/15/42	79,096
200,000	Monsanto Co	4.650	11/15/43	184,133
200,000	Monsanto Co	4.400	07/15/44	178,167
350,000	Monsanto Co	3.950	04/15/45	289,284
500,000	Monsanto Co	4.700	07/15/64	431,097
100,000	NewMarket Corp	4.100	12/15/22	100,924
200,000	Newmont Mining Corp	5.125	10/01/19	217,111
600,000	Newmont Mining Corp	3.500	03/15/22	571,969
298,000	Newmont Mining Corp	5.875	04/01/35	290,438
135,000	Newmont Mining Corp	6.250	10/01/39	131,908
300,000	Newmont Mining Corp	4.875	03/15/42	250,920
100,000	Nucor Corp	5.750	12/01/17	109,612
130,000	Nucor Corp	5.850	06/01/18	144,785
300,000	Nucor Corp	4.125	09/15/22	311,423
300,000	Nucor Corp	5.200	08/01/43	305,888
8,000	Owens Corning	9.000	06/15/19	9,536
200,000	Owens Corning	4.200	12/15/22	202,477
500,000	Owens Corning	4.200	12/01/24	490,072
150,000	Packaging Corp of America	3.900	06/15/22	151,550
250,000	Packaging Corp of America	4.500	11/01/23	257,496
100,000	Packaging Corp of America	3.650	09/15/24	97,850
100,000	Plum Creek Timberlands LP	4.700	03/15/21	106,946
300,000	Plum Creek Timberlands LP	3.250	03/15/23	288,678
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	715,430
400,000	Potash Corp of Saskatchewan, Inc	3.625	03/15/24	403,613
200,000	Potash Corp of Saskatchewan, Inc	3.000	04/01/25	188,628
200,000	Potash Corp of Saskatchewan, Inc	5.625	12/01/40	220,408
27,000	PPG Industries, Inc	6.650	03/15/18	30,307
300,000	PPG Industries, Inc	2.300	11/15/19	300,242
300,000	PPG Industries, Inc	3.600	11/15/20	312,908
440,000	Praxair, Inc	3.250	09/15/15	442,347
200,000	Praxair, Inc	1.050	11/07/17	199,169
250,000	Praxair, Inc	2.200	08/15/22	237,737
300,000	Praxair, Inc	2.650	02/05/25	286,225
625,000	Praxair, Inc	3.550	11/07/42	544,407
150,000	Rio Tinto Finance USA Ltd	2.500	05/20/16	152,613
1,500,000	Rio Tinto Finance USA Ltd	6.500	07/15/18	1,699,782
570,000	Rio Tinto Finance USA Ltd	3.500	11/02/20	593,277
500,000	Rio Tinto Finance USA Ltd	3.750	06/15/25	492,224
250,000	Rio Tinto Finance USA Ltd	7.125	07/15/28	316,124
300,000	Rio Tinto Finance USA plc	1.375	06/17/16	300,981
800,000	Rio Tinto Finance USA plc	1.625	08/21/17	800,197
300,000	Rio Tinto Finance USA plc	2.250	12/14/18	301,502
400,000	Rio Tinto Finance USA plc	3.500	03/22/22	402,986
625,000	Rio Tinto Finance USA plc	2.875	08/21/22	604,363
200,000	Rio Tinto Finance USA plc	4.750	03/22/42	194,185
900,000	Rio Tinto Finance USA plc	4.125	08/21/42	806,235
500,000	Rock Tenn Co	4.900	03/01/22	537,811
58,000	Rohm and Haas Co	6.000	09/15/17	63,351
76

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	RPM International, Inc	6.125%	10/15/19	$112,418
300,000	RPM International, Inc	3.450	11/15/22	288,998
100,000	RPM International, Inc	5.250	06/01/45	94,847
175,000	Sherwin-Williams Co	1.350	12/15/17	174,445
200,000	Sherwin-Williams Co	4.000	12/15/42	184,865
150,000	Sonoco Products Co	5.750	11/01/40	161,376
200,000	Southern Copper Corp	5.375	04/16/20	218,440
300,000	Southern Copper Corp	3.875	04/23/25	288,942
100,000	Southern Copper Corp	7.500	07/27/35	111,994
680,000	Southern Copper Corp	6.750	04/16/40	702,263
500,000	Southern Copper Corp	5.875	04/23/45	475,600
50,000	Teck Resources Ltd	3.850	08/15/17	51,551
100,000	Teck Resources Ltd	2.500	02/01/18	97,767
300,000	Teck Resources Ltd	3.000	03/01/19	288,937
600,000	Teck Resources Ltd	4.500	01/15/21	575,423
275,000	Teck Resources Ltd	4.750	01/15/22	255,250
100,000	Teck Resources Ltd	3.750	02/01/23	85,916
100,000	Teck Resources Ltd	6.250	07/15/41	80,260
700,000	Teck Resources Ltd	5.200	03/01/42	506,867
150,000	Teck Resources Ltd	5.400	02/01/43	111,485
450,000	Vale S.A.	5.625	09/11/42	378,977
150,000	Valspar Corp	4.200	01/15/22	155,956
300,000	Valspar Corp	3.300	02/01/25	288,278
150,000	Westlake Chemical Corp	3.600	07/15/22	148,434
200,000	Worthington Industries, Inc	4.550	04/15/26	204,952
200,000	Yamana Gold, Inc	4.950	07/15/24	192,386
	TOTAL MATERIALS			65,866,735

MEDIA - 0.8%
100,000	CBS Corp	1.950	07/01/17	100,898
200,000	CBS Corp	2.300	08/15/19	197,510
50,000	CBS Corp	5.750	04/15/20	56,271
445,000	CBS Corp	4.300	02/15/21	472,973
500,000	CBS Corp	3.375	03/01/22	493,370
200,000	CBS Corp	3.700	08/15/24	195,147
300,000	CBS Corp	3.500	01/15/25	286,598
200,000	CBS Corp	4.850	07/01/42	183,619
200,000	CBS Corp	4.900	08/15/44	184,933
500,000	CBS Corp	4.600	01/15/45	444,858
1,595,000	Comcast Corp	5.150	03/01/20	1,793,976
1,350,000	Comcast Corp	3.125	07/15/22	1,341,954
800,000	Comcast Corp	2.850	01/15/23	776,421
500,000	Comcast Corp	3.600	03/01/24	504,419
600,000	Comcast Corp	3.375	02/15/25	591,482
350,000	Comcast Corp	3.375	08/15/25	345,121
625,000	Comcast Corp	4.250	01/15/33	609,383
129,000	Comcast Corp	7.050	03/15/33	165,009
125,000	Comcast Corp	4.200	08/15/34	120,193
345,000	Comcast Corp	5.650	06/15/35	389,668
350,000	Comcast Corp	4.400	08/15/35	346,465
350,000	Comcast Corp	6.950	08/15/37	453,699
780,000	Comcast Corp	6.400	03/01/40	964,820
77

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	Comcast Corp	4.650%	07/15/42	$349,629
300,000	Comcast Corp	4.500	01/15/43	292,283
500,000	Comcast Corp	4.750	03/01/44	505,711
650,000	Comcast Corp	4.600	08/15/45	641,987
500,000	DIRECTV Holdings LLC	1.750	01/15/18	497,978
285,000	DIRECTV Holdings LLC	5.200	03/15/20	314,073
500,000	DIRECTV Holdings LLC	4.600	02/15/21	532,176
1,050,000	DIRECTV Holdings LLC	5.000	03/01/21	1,135,903
250,000	DIRECTV Holdings LLC	3.800	03/15/22	251,159
1,000,000	DIRECTV Holdings LLC	4.450	04/01/24	1,020,514
800,000	DIRECTV Holdings LLC	3.950	01/15/25	783,168
145,000	DIRECTV Holdings LLC	6.000	08/15/40	150,014
100,000	DIRECTV Holdings LLC	6.375	03/01/41	107,242
550,000	DIRECTV Holdings LLC	5.150	03/15/42	515,743
510,000	Discovery Communications LLC	5.050	06/01/20	558,145
100,000	Discovery Communications LLC	4.375	06/15/21	105,089
500,000	Discovery Communications LLC	3.300	05/15/22	491,057
600,000	Discovery Communications LLC	3.250	04/01/23	576,852
350,000	Discovery Communications LLC	3.450	03/15/25	327,918
100,000	Discovery Communications LLC	6.350	06/01/40	109,475
100,000	Discovery Communications LLC	4.950	05/15/42	92,100
125,000	Discovery Communications LLC	4.875	04/01/43	113,005
550,000	Grupo Televisa SAB	6.625	03/18/25	663,498
600,000	Grupo Televisa SAB	5.000	05/13/45	572,400
348,000	Historic TW, Inc	6.625	05/15/29	414,439
200,000	Interpublic Group of Cos, Inc	4.200	04/15/24	202,181
300,000	Interpublic Group of Cos, Inc	2.250	11/15/17	302,458
100,000	Interpublic Group of Cos, Inc	4.000	03/15/22	102,174
1,200,000	NBC Universal Media LLC	4.450	01/15/43	1,149,127
1,585,000	NBC Universal Media LLC	5.150	04/30/20	1,778,548
820,000	NBC Universal Media LLC	4.375	04/01/21	887,235
375,000	NBC Universal Media LLC	2.875	01/15/23	363,957
95,000	NBC Universal Media LLC	6.400	04/30/40	117,589
150,000	NBC Universal Media LLC	5.950	04/01/41	175,153
200,000	Omnicom Group, Inc	5.900	04/15/16	207,289
200,000	Omnicom Group, Inc	4.450	08/15/20	213,678
700,000	Omnicom Group, Inc	3.625	05/01/22	703,401
200,000	Omnicom Group, Inc	3.650	11/01/24	195,499
300,000	Scripps Networks Interactive, Inc	2.750	11/15/19	299,979
200,000	Scripps Networks Interactive, Inc	2.800	06/15/20	196,848
200,000	Scripps Networks Interactive, Inc	3.500	06/15/22	196,571
200,000	Scripps Networks Interactive, Inc	3.900	11/15/24	196,293
200,000	Scripps Networks Interactive, Inc	3.950	06/15/25	196,114
500,000	Time Warner Cable, Inc	5.850	05/01/17	533,861
170,000	Time Warner Cable, Inc	6.750	07/01/18	189,445
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,080,094
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,292,872
1,300,000	Time Warner Cable, Inc	4.000	09/01/21	1,333,258
500,000	Time Warner Cable, Inc	6.550	05/01/37	519,082
175,000	Time Warner Cable, Inc	6.750	06/15/39	186,080
690,000	Time Warner Cable, Inc	5.875	11/15/40	665,995
300,000	Time Warner Cable, Inc	5.500	09/01/41	278,927
78

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,450,000	Time Warner Cable, Inc	4.500%	09/15/42	$1,188,114
1,200,000	Time Warner, Inc	2.100	06/01/19	1,191,245
450,000	Time Warner, Inc	4.750	03/29/21	485,974
1,400,000	Time Warner, Inc	3.400	06/15/22	1,386,748
650,000	Time Warner, Inc	4.050	12/15/23	665,625
500,000	Time Warner, Inc	3.550	06/01/24	486,916
785,000	Time Warner, Inc	6.500	11/15/36	919,349
350,000	Time Warner, Inc	6.100	07/15/40	392,386
150,000	Time Warner, Inc	6.250	03/29/41	171,099
900,000	Time Warner, Inc	4.900	06/15/42	882,571
200,000	Time Warner, Inc	5.350	12/15/43	204,217
300,000	Time Warner, Inc	4.650	06/01/44	284,163
500,000	Time Warner, Inc	4.850	07/15/45	483,300
250,000	Viacom, Inc	2.500	09/01/18	252,462
500,000	Viacom, Inc	2.200	04/01/19	494,469
300,000	Viacom, Inc	2.750	12/15/19	299,732
400,000	Viacom, Inc	3.875	12/15/21	405,320
500,000	Viacom, Inc	3.125	06/15/22	478,056
200,000	Viacom, Inc	3.250	03/15/23	189,821
250,000	Viacom, Inc	4.250	09/01/23	251,662
400,000	Viacom, Inc	3.875	04/01/24	391,117
300,000	Viacom, Inc	4.850	12/15/34	276,651
200,000	Viacom, Inc	4.500	02/27/42	166,661
504,000	Viacom, Inc	4.375	03/15/43	406,925
100,000	Viacom, Inc	4.875	06/15/43	89,212
500,000	Viacom, Inc	5.250	04/01/44	467,205
261,000	WPP Finance 2010	4.750	11/21/21	284,291
300,000	WPP Finance 2010	3.625	09/07/22	302,342
200,000	WPP Finance 2010	3.750	09/19/24	199,062
200,000	WPP Finance 2010	5.625	11/15/43	215,108
	TOTAL MEDIA			49,615,856

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
350,000	Abbott Laboratories	5.125	04/01/19	388,918
400,000	Abbott Laboratories	2.000	03/15/20	396,601
400,000	Abbott Laboratories	2.550	03/15/22	390,427
400,000	Abbott Laboratories	2.950	03/15/25	383,938
500,000	Abbott Laboratories	5.300	05/27/40	562,179
800,000	AbbVie, Inc	1.750	11/06/17	802,318
975,000	AbbVie, Inc	1.800	05/14/18	971,359
700,000	AbbVie, Inc	2.000	11/06/18	699,887
850,000	AbbVie, Inc	2.500	05/14/20	840,913
1,000,000	AbbVie, Inc	3.200	11/06/22	988,990
1,000,000	AbbVie, Inc	3.600	05/14/25	986,860
1,000,000	AbbVie, Inc	4.500	05/14/35	975,338
1,375,000	AbbVie, Inc	4.400	11/06/42	1,296,295
1,000,000	AbbVie, Inc	4.700	05/14/45	986,219
1,550,000	Actavis Funding SCS	2.350	03/12/18	1,558,232
1,825,000	Actavis Funding SCS	3.000	03/12/20	1,829,949
3,000,000	Actavis Funding SCS	3.450	03/15/22	2,968,836
1,450,000	Actavis Funding SCS	3.800	03/15/25	1,422,209
725,000	Actavis Funding SCS	4.550	03/15/35	687,259
79

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,125,000	Actavis Funding SCS	4.750%	03/15/45	$1,066,359
300,000	Amgen, Inc	2.125	05/15/17	304,686
500,000	Amgen, Inc	1.250	05/22/17	499,557
550,000	Amgen, Inc	5.850	06/01/17	595,392
500,000	Amgen, Inc	2.200	05/22/19	498,310
75,000	Amgen, Inc	4.500	03/15/20	81,702
400,000	Amgen, Inc	2.125	05/01/20	391,328
250,000	Amgen, Inc	3.450	10/01/20	258,395
700,000	Amgen, Inc	4.100	06/15/21	744,899
400,000	Amgen, Inc	2.700	05/01/22	386,333
1,000,000	Amgen, Inc	3.625	05/15/22	1,017,918
500,000	Amgen, Inc	3.625	05/22/24	495,288
400,000	Amgen, Inc	3.125	05/01/25	377,861
500,000	Amgen, Inc	6.375	06/01/37	588,862
1,000,000	Amgen, Inc	6.400	02/01/39	1,193,016
650,000	Amgen, Inc	4.950	10/01/41	648,354
400,000	Amgen, Inc	5.150	11/15/41	409,399
400,000	Amgen, Inc	4.400	05/01/45	369,570
800,000	AstraZeneca plc	5.900	09/15/17	878,647
600,000	AstraZeneca plc	6.450	09/15/37	765,397
450,000	AstraZeneca plc	4.000	09/18/42	419,774
100,000	Biogen Idec, Inc	6.875	03/01/18	113,101
250,000	Bristol-Myers Squibb Co	0.875	08/01/17	248,913
200,000	Bristol-Myers Squibb Co	1.750	03/01/19	199,321
200,000	Bristol-Myers Squibb Co	3.250	11/01/23	204,238
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	542,643
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	206,257
200,000	Celgene Corp	1.900	08/15/17	202,040
300,000	Celgene Corp	2.300	08/15/18	304,355
200,000	Celgene Corp	2.250	05/15/19	200,245
200,000	Celgene Corp	3.950	10/15/20	212,302
300,000	Celgene Corp	3.250	08/15/22	296,325
300,000	Celgene Corp	3.625	05/15/24	299,644
300,000	Celgene Corp	5.250	08/15/43	311,270
300,000	Celgene Corp	4.625	05/15/44	285,229
300,000	Eli Lilly & Co	1.250	03/01/18	299,027
200,000	Eli Lilly & Co	1.950	03/15/19	200,024
1,300,000	Eli Lilly & Co	2.750	06/01/25	1,254,919
400,000	Eli Lilly & Co	3.700	03/01/45	361,416
125,000	Genentech, Inc	4.750	07/15/15	125,132
200,000	Gilead Sciences, Inc	2.050	04/01/19	200,994
125,000	Gilead Sciences, Inc	2.350	02/01/20	125,342
600,000	Gilead Sciences, Inc	4.500	04/01/21	657,640
650,000	Gilead Sciences, Inc	4.400	12/01/21	709,155
425,000	Gilead Sciences, Inc	3.700	04/01/24	433,685
400,000	Gilead Sciences, Inc	3.500	02/01/25	399,974
100,000	Gilead Sciences, Inc	5.650	12/01/41	114,684
775,000	Gilead Sciences, Inc	4.800	04/01/44	799,082
675,000	Gilead Sciences, Inc	4.500	02/01/45	669,845
800,000	GlaxoSmithKline Capital plc	1.500	05/08/17	805,476
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	297,086
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,165,727
80

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$225,000	GlaxoSmithKline Capital, Inc	2.800%	03/18/23	$220,245
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	397,777
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	932,325
350,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	340,101
900,000	Johnson & Johnson	2.150	05/15/16	912,118
500,000	Johnson & Johnson	1.650	12/05/18	503,655
300,000	Johnson & Johnson	1.875	12/05/19	300,425
200,000	Johnson & Johnson	2.450	12/05/21	201,584
700,000	Johnson & Johnson	3.375	12/05/23	725,430
850,000	Johnson & Johnson	4.375	12/05/33	898,084
375,000	Johnson & Johnson	5.850	07/15/38	472,716
300,000	Johnson & Johnson	4.500	12/05/43	318,443
600,000	Life Technologies Corp	5.000	01/15/21	659,462
400,000	Merck & Co, Inc	0.700	05/18/16	399,961
200,000	Merck & Co, Inc	1.100	01/31/18	199,522
400,000	Merck & Co, Inc	1.300	05/18/18	398,211
375,000	Merck & Co, Inc	1.850	02/10/20	371,542
1,500,000	Merck & Co, Inc	3.875	01/15/21	1,606,554
750,000	Merck & Co, Inc	2.350	02/10/22	724,709
200,000	Merck & Co, Inc	2.400	09/15/22	192,217
1,100,000	Merck & Co, Inc	2.800	05/18/23	1,080,844
500,000	Merck & Co, Inc	2.750	02/10/25	478,713
100,000	Merck & Co, Inc	3.600	09/15/42	88,296
750,000	Merck & Co, Inc	4.150	05/18/43	726,250
750,000	Merck & Co, Inc	3.700	02/10/45	667,340
500,000	Mylan, Inc	1.800	06/24/16	500,231
163,000	Mylan, Inc	1.350	11/29/16	162,488
100,000	Mylan, Inc	2.550	03/28/19	99,062
200,000	Mylan, Inc	4.200	11/29/23	203,869
200,000	Mylan, Inc	5.400	11/29/43	203,859
300,000	Novartis Capital Corp	2.400	09/21/22	291,246
750,000	Novartis Capital Corp	3.400	05/06/24	759,975
400,000	Novartis Capital Corp	3.700	09/21/42	367,922
750,000	Novartis Capital Corp	4.400	05/06/44	770,220
600,000	Novartis Securities Investment Ltd	5.125	02/10/19	666,995
125,000	Perrigo Co plc	1.300	11/08/16	124,458
100,000	Perrigo Co plc	2.300	11/08/18	100,048
100,000	Perrigo Co plc	4.000	11/15/23	101,209
100,000	Perrigo Co plc	5.300	11/15/43	102,998
225,000	Perrigo Finance plc	3.500	12/15/21	225,239
200,000	Perrigo Finance plc	3.900	12/15/24	197,193
300,000	Perrigo Finance plc	4.900	12/15/44	288,386
300,000	Pfizer, Inc	0.900	01/15/17	300,283
300,000	Pfizer, Inc	1.500	06/15/18	300,045
1,460,000	Pfizer, Inc	6.200	03/15/19	1,668,926
800,000	Pfizer, Inc	3.000	06/15/23	796,050
300,000	Pfizer, Inc	3.400	05/15/24	301,927
500,000	Pfizer, Inc	4.300	06/15/43	488,308
600,000	Pfizer, Inc	4.400	05/15/44	589,676
175,000	Sanofi	1.250	04/10/18	174,268
750,000	Sanofi	4.000	03/29/21	802,247
100,000	Sigma-Aldrich Corp	3.375	11/01/20	103,753
81

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	Teva Pharmaceutical Finance Co BV	2.400%	11/10/16	$609,589
658,000	Teva Pharmaceutical Finance Co BV	2.950	12/18/22	634,843
200,000	Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	196,296
17,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	20,060
500,000	Wyeth LLC	5.450	04/01/17	538,409
1,000,000	Wyeth LLC	6.450	02/01/24	1,232,561
945,000	Wyeth LLC	5.950	04/01/37	1,126,793
125,000	Zoetis, Inc	1.875	02/01/18	124,502
150,000	Zoetis, Inc	3.250	02/01/23	145,139
600,000	Zoetis, Inc	4.700	02/01/43	570,034
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			73,078,496

REAL ESTATE - 0.6%
150,000	Alexandria Real Estate Equities, Inc	4.600	04/01/22	157,877
100,000	Alexandria Real Estate Equities, Inc	3.900	06/15/23	99,455
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	199,986
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	98,074
300,000	American Campus Communities Operating Partnership LP	4.125	07/01/24	299,432
200,000	AvalonBay Communities, Inc	3.625	10/01/20	208,188
100,000	AvalonBay Communities, Inc	3.950	01/15/21	105,477
225,000	AvalonBay Communities, Inc	2.950	09/15/22	219,349
100,000	AvalonBay Communities, Inc	2.850	03/15/23	96,300
200,000	AvalonBay Communities, Inc	3.500	11/15/24	199,119
200,000	AvalonBay Communities, Inc	3.450	06/01/25	196,685
200,000	BioMed Realty LP	2.625	05/01/19	199,013
115,000	BioMed Realty LP	6.125	04/15/20	130,052
100,000	BioMed Realty LP	4.250	07/15/22	101,175
150,000	Boston Properties LP	3.700	11/15/18	157,951
80,000	Boston Properties LP	5.875	10/15/19	90,760
175,000	Boston Properties LP	4.125	05/15/21	185,729
500,000	Boston Properties LP	3.850	02/01/23	511,370
425,000	Boston Properties LP	3.125	09/01/23	412,581
200,000	Boston Properties LP	3.800	02/01/24	202,133
115,000	Brandywine Operating Partnership LP	5.700	05/01/17	122,556
200,000	Brandywine Operating Partnership LP	3.950	02/15/23	198,176
200,000	Brandywine Operating Partnership LP	4.100	10/01/24	196,961
100,000	Camden Property Trust	4.625	06/15/21	108,013
200,000	Camden Property Trust	2.950	12/15/22	190,312
125,000	Camden Property Trust	4.250	01/15/24	128,425
250,000	CBL & Associates LP	4.600	10/15/24	245,810
200,000	Corporate Office Properties LP	3.700	06/15/21	197,931
200,000	Corporate Office Properties LP	5.250	02/15/24	204,336
100,000	CubeSmart LP	4.800	07/15/22	107,438
200,000	CubeSmart LP	4.375	12/15/23	206,605
100,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	101,681
200,000	DDR Corp	3.500	01/15/21	202,630
500,000	DDR Corp	4.625	07/15/22	524,441
26,000	Duke Realty LP	5.950	02/15/17	27,849
100,000	Duke Realty LP	3.875	02/15/21	103,696
200,000	Duke Realty LP	4.375	06/15/22	208,789
100,000	Duke Realty LP	3.875	10/15/22	101,132
100,000	Duke Realty LP	3.625	04/15/23	98,725
82

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Duke Realty LP	3.750%	12/01/24	$98,746
100,000	EPR Properties	5.750	08/15/22	107,122
200,000	EPR Properties	5.250	07/15/23	209,351
200,000	Equity One, Inc	3.750	11/15/22	197,521
750,000	ERP Operating LP	4.625	12/15/21	817,466
200,000	ERP Operating LP	3.375	06/01/25	195,937
300,000	ERP Operating LP	4.500	07/01/44	291,161
100,000	Essex Portfolio LP	3.625	08/15/22	100,149
250,000	Essex Portfolio LP	3.375	01/15/23	245,504
100,000	Essex Portfolio LP	3.250	05/01/23	96,172
400,000	Essex Portfolio LP	3.500	04/01/25	386,792
100,000	Federal Realty Investment Trust	3.000	08/01/22	98,399
100,000	Federal Realty Investment Trust	2.750	06/01/23	95,390
200,000	Federal Realty Investment Trust	3.950	01/15/24	206,562
100,000	Federal Realty Investment Trust	4.500	12/01/44	96,875
430,000	HCP, Inc	6.000	01/30/17	458,649
150,000	HCP, Inc	3.750	02/01/19	155,937
250,000	HCP, Inc	2.625	02/01/20	247,270
150,000	HCP, Inc	5.375	02/01/21	165,334
400,000	HCP, Inc	3.150	08/01/22	384,719
200,000	HCP, Inc	4.250	11/15/23	201,359
200,000	HCP, Inc	4.200	03/01/24	200,129
800,000	HCP, Inc	3.875	08/15/24	779,553
30,000	HCP, Inc	6.750	02/01/41	36,795
100,000	Health Care REIT, Inc	3.625	03/15/16	101,488
200,000	Health Care REIT, Inc	4.700	09/15/17	212,742
150,000	Health Care REIT, Inc	2.250	03/15/18	151,036
200,000	Health Care REIT, Inc	4.125	04/01/19	211,558
440,000	Health Care REIT, Inc	6.125	04/15/20	502,274
200,000	Health Care REIT, Inc	4.500	01/15/24	207,385
475,000	Health Care REIT, Inc	4.000	06/01/25	468,849
100,000	Healthcare Realty Trust, Inc	3.750	04/15/23	97,586
100,000	Healthcare Realty Trust, Inc	3.875	05/01/25	96,306
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	96,448
125,000	Highwoods Realty LP	5.850	03/15/17	133,432
100,000	Highwoods Realty LP	3.625	01/15/23	98,539
100,000	Hospitality Properties Trust	5.000	08/15/22	104,012
200,000	Hospitality Properties Trust	4.500	06/15/23	199,330
200,000	Hospitality Properties Trust	4.650	03/15/24	199,275
600,000	Host Hotels & Resorts LP	3.750	10/15/23	587,821
200,000	Host Hotels & Resorts LP	4.000	06/15/25	198,209
50,000	HRPT Properties Trust	5.875	09/15/20	54,867
250,000	Jones Lang LaSalle, Inc	4.400	11/15/22	256,128
35,000	Kilroy Realty LP	5.000	11/03/15	35,404
250,000	Kilroy Realty LP	3.800	01/15/23	249,020
200,000	Kilroy Realty LP	4.250	08/15/29	198,726
145,000	Kimco Realty Corp	5.700	05/01/17	155,744
200,000	Kimco Realty Corp	3.200	05/01/21	201,003
300,000	Kimco Realty Corp	3.125	06/01/23	286,867
200,000	Kimco Realty Corp	4.250	04/01/45	176,421
100,000	Lexington Realty Trust	4.250	06/15/23	100,200
200,000	Lexington Realty Trust	4.400	06/15/24	200,597
83

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$220,000		Liberty Property LP	4.750%	10/01/20	$236,855
150,000		Liberty Property LP	4.125	06/15/22	152,591
100,000		Liberty Property LP	3.375	06/15/23	96,474
200,000		Liberty Property LP	4.400	02/15/24	206,283
200,000		Mack-Cali Realty LP	2.500	12/15/17	200,729
125,000		Mack-Cali Realty LP	7.750	08/15/19	143,783
150,000		Mack-Cali Realty LP	4.500	04/18/22	148,138
200,000		Mid-America Apartments LP	4.300	10/15/23	206,994
75,000		National Retail Properties, Inc	6.875	10/15/17	83,101
100,000		National Retail Properties, Inc	3.800	10/15/22	100,919
100,000		National Retail Properties, Inc	3.300	04/15/23	96,786
300,000		National Retail Properties, Inc	3.900	06/15/24	299,201
400,000		OMEGA Healthcare Investors, Inc	6.750	10/15/22	419,000
200,000	g	OMEGA Healthcare Investors, Inc	4.500	01/15/25	196,493
200,000	g	OMEGA Healthcare Investors, Inc	4.500	04/01/27	191,521
200,000		Piedmont Operating Partnership LP	3.400	06/01/23	188,679
200,000		Piedmont Operating Partnership LP	4.450	03/15/24	200,690
100,000		Post Apartment Homes LP	3.375	12/01/22	96,460
350,000		ProLogis LP	2.750	02/15/19	354,815
201,000		ProLogis LP	3.350	02/01/21	205,122
150,000		ProLogis LP	4.250	08/15/23	153,725
200,000		Rayonier, Inc	3.750	04/01/22	194,410
40,000		Realty Income Corp	5.950	09/15/16	42,117
150,000		Realty Income Corp	2.000	01/31/18	151,000
75,000		Realty Income Corp	5.750	01/15/21	84,295
200,000		Realty Income Corp	3.250	10/15/22	193,920
500,000		Realty Income Corp	4.650	08/01/23	525,748
200,000		Realty Income Corp	4.125	10/15/26	200,959
10,000		Regency Centers LP	5.875	06/15/17	10,807
250,000		Regency Centers LP	3.750	06/15/24	249,522
200,000		Retail Opportunity Investments Partnership LP	5.000	12/15/23	209,579
100,000		Select Income REIT	2.850	02/01/18	101,304
200,000		Select Income REIT	3.600	02/01/20	204,318
200,000		Select Income REIT	4.150	02/01/22	197,780
200,000		Select Income REIT	4.500	02/01/25	192,972
300,000		Senior Housing Properties Trust	3.250	05/01/19	300,031
100,000		Senior Housing Properties Trust	6.750	12/15/21	113,742
100,000		Simon Property Group LP	2.800	01/30/17	102,344
1,100,000		Simon Property Group LP	2.200	02/01/19	1,110,712
740,000		Simon Property Group LP	10.350	04/01/19	939,433
290,000		Simon Property Group LP	4.375	03/01/21	313,879
762,000		Simon Property Group LP	3.375	03/15/22	772,735
700,000		Simon Property Group LP	4.250	10/01/44	662,203
300,000		Tanger Properties LP	3.875	12/01/23	302,607
200,000		UDR, Inc	3.700	10/01/20	207,275
200,000		UDR, Inc	4.625	01/10/22	213,440
100,000	g,i	USB Realty Corp	1.422	12/30/49	91,375
55,000		Ventas Realty LP	3.125	11/30/15	55,443
300,000		Ventas Realty LP	1.550	09/26/16	301,077
175,000		Ventas Realty LP	2.000	02/15/18	175,991
300,000		Ventas Realty LP	4.750	06/01/21	324,752
350,000		Ventas Realty LP	3.250	08/15/22	337,646
84

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000		Ventas Realty LP	3.750%	05/01/24	$344,421
300,000		Ventas Realty LP	4.375	02/01/45	266,048
200,000		Vornado Realty LP	2.500	06/30/19	199,576
100,000		Vornado Realty LP	5.000	01/15/22	108,143
195,000		Washington REIT	4.950	10/01/20	209,897
100,000		Washington REIT	3.950	10/15/22	98,439
100,000		Weingarten Realty Investors	3.375	10/15/22	97,100
100,000		Weingarten Realty Investors	3.500	04/15/23	97,464
200,000		Weingarten Realty Investors	4.450	01/15/24	207,001
500,000		Weyerhaeuser Co	7.375	10/01/19	591,432
200,000		Weyerhaeuser Co	4.625	09/15/23	212,374
400,000		Weyerhaeuser Co	7.375	03/15/32	498,976
200,000		WP Carey, Inc	4.600	04/01/24	200,548
200,000		WP Carey, Inc	4.000	02/01/25	191,232
		TOTAL REAL ESTATE			34,784,797

RETAILING - 0.7%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	133,688
250,000		Advance Auto Parts, Inc	4.500	12/01/23	257,740
600,000		Amazon.com, Inc	0.650	11/27/15	600,019
300,000		Amazon.com, Inc	2.600	12/05/19	301,638
300,000		Amazon.com, Inc	3.300	12/05/21	303,620
600,000		Amazon.com, Inc	2.500	11/29/22	569,457
300,000		Amazon.com, Inc	3.800	12/05/24	300,685
300,000		Amazon.com, Inc	4.800	12/05/34	297,115
600,000		Amazon.com, Inc	4.950	12/05/44	582,615
300,000		AutoZone, Inc	1.300	01/13/17	300,461
100,000		AutoZone, Inc	4.000	11/15/20	106,131
200,000		AutoZone, Inc	3.700	04/15/22	204,838
300,000		AutoZone, Inc	2.875	01/15/23	287,008
150,000		AutoZone, Inc	3.125	07/15/23	145,271
200,000		AutoZone, Inc	3.250	04/15/25	192,822
200,000		Bed Bath & Beyond, Inc	3.749	08/01/24	199,214
200,000		Bed Bath & Beyond, Inc	4.915	08/01/34	194,638
250,000		Bed Bath & Beyond, Inc	5.165	08/01/44	247,323
320,000		Costco Wholesale Corp	5.500	03/15/17	344,132
500,000		Costco Wholesale Corp	1.125	12/15/17	498,589
250,000		Costco Wholesale Corp	1.700	12/15/19	247,126
200,000		Costco Wholesale Corp	1.750	02/15/20	197,710
200,000		Costco Wholesale Corp	2.250	02/15/22	193,986
500,000		Dollar General Corp	1.875	04/15/18	497,448
300,000	g	Enable Midstream Partners LP	2.400	05/15/19	289,685
300,000	g	Enable Midstream Partners LP	3.900	05/15/24	278,219
100,000	g	Enable Midstream Partners LP	5.000	05/15/44	84,586
100,000		Family Dollar Stores, Inc	5.000	02/01/21	103,400
250,000		Gap, Inc	5.950	04/12/21	282,049
500,000		Home Depot, Inc	2.000	06/15/19	500,717
400,000		Home Depot, Inc	3.950	09/15/20	435,994
350,000		Home Depot, Inc	4.400	04/01/21	385,703
400,000		Home Depot, Inc	2.625	06/01/22	393,513
500,000		Home Depot, Inc	2.700	04/01/23	488,840
300,000		Home Depot, Inc	3.750	02/15/24	311,786
85

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$960,000	Home Depot, Inc	5.875%	12/16/36	$1,151,959
500,000	Home Depot, Inc	4.200	04/01/43	478,873
300,000	Home Depot, Inc	4.875	02/15/44	319,729
500,000	Home Depot, Inc	4.400	03/15/45	497,356
500,000	Home Depot, Inc	4.250	04/01/46	483,601
125,000	Kohl’s Corp	6.250	12/15/17	138,695
200,000	Kohl’s Corp	3.250	02/01/23	194,613
200,000	Kohl’s Corp	4.750	12/15/23	214,138
150,000	Kohl’s Corp	6.000	01/15/33	161,587
100,000	Kohl’s Corp	6.875	12/15/37	123,917
400,000	Lowe’s Cos, Inc	2.125	04/15/16	404,681
200,000	Lowe’s Cos, Inc	3.800	11/15/21	211,431
850,000	Lowe’s Cos, Inc	3.120	04/15/22	859,303
300,000	Lowe’s Cos, Inc	3.875	09/15/23	317,982
400,000	Lowe’s Cos, Inc	3.125	09/15/24	398,235
200,000	Lowe’s Cos, Inc	6.875	02/15/28	259,031
175,000	Lowe’s Cos, Inc	5.500	10/15/35	197,928
150,000	Lowe’s Cos, Inc	5.800	04/15/40	176,267
150,000	Lowe’s Cos, Inc	5.125	11/15/41	163,413
100,000	Lowe’s Cos, Inc	4.650	04/15/42	102,731
300,000	Lowe’s Cos, Inc	5.000	09/15/43	322,506
200,000	Lowe’s Cos, Inc	4.250	09/15/44	192,637
191,000	Macy’s Retail Holdings, Inc	5.900	12/01/16	203,479
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	258,950
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	120,180
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	210,643
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	298,741
400,000	Macy’s Retail Holdings, Inc	6.900	04/01/29	488,265
200,000	Macy’s Retail Holdings, Inc	4.500	12/15/34	191,323
200,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	236,973
200,000	Macy’s Retail Holdings, Inc	4.300	02/15/43	179,515
300,000	Nordstrom, Inc	6.250	01/15/18	333,086
30,000	Nordstrom, Inc	4.750	05/01/20	33,211
100,000	Nordstrom, Inc	4.000	10/15/21	106,170
531,000	Nordstrom, Inc	5.000	01/15/44	557,639
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	164,158
100,000	O’Reilly Automotive, Inc	3.800	09/01/22	101,885
200,000	O’Reilly Automotive, Inc	3.850	06/15/23	202,258
300,000	Priceline Group, Inc	3.650	03/15/25	291,611
200,000	QVC, Inc	3.125	04/01/19	198,519
100,000	QVC, Inc	5.125	07/02/22	102,864
100,000	QVC, Inc	4.375	03/15/23	98,167
200,000	QVC, Inc	4.850	04/01/24	200,051
200,000	QVC, Inc	4.450	02/15/25	192,708
150,000	QVC, Inc	5.950	03/15/43	141,338
150,000	Staples, Inc	2.750	01/12/18	151,273
150,000	Staples, Inc	4.375	01/12/23	150,419
500,000	Target Corp	2.300	06/26/19	506,441
1,150,000	Target Corp	3.875	07/15/20	1,239,991
900,000	Target Corp	2.900	01/15/22	909,333
500,000	Target Corp	3.500	07/01/24	511,618
165,000	Target Corp	6.500	10/15/37	210,507
86

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$850,000	Target Corp	4.000%	07/01/42	$800,202
100,000	Tiffany & Co	3.800	10/01/24	98,158
105,000	TJX Cos, Inc	6.950	04/15/19	122,910
300,000	TJX Cos, Inc	2.750	06/15/21	303,266
300,000	TJX Cos, Inc	2.500	05/15/23	286,910
200,000	Wal-Mart Stores, Inc	2.800	04/15/16	203,652
350,000	Wal-Mart Stores, Inc	1.125	04/11/18	348,486
300,000	Wal-Mart Stores, Inc	1.950	12/15/18	304,463
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,467,705
1,950,000	Wal-Mart Stores, Inc	4.250	04/15/21	2,137,824
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	964,271
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	810,100
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	97,603
1,095,000	Wal-Mart Stores, Inc	5.250	09/01/35	1,239,493
160,000	Wal-Mart Stores, Inc	6.500	08/15/37	204,995
900,000	Wal-Mart Stores, Inc	6.200	04/15/38	1,119,215
65,000	Wal-Mart Stores, Inc	5.625	04/01/40	75,766
345,000	Wal-Mart Stores, Inc	5.000	10/25/40	377,673
850,000	Wal-Mart Stores, Inc	4.000	04/11/43	807,946
900,000	Wal-Mart Stores, Inc	4.750	10/02/43	955,084
300,000	Wal-Mart Stores, Inc	4.300	04/22/44	299,646
	TOTAL RETAILING			39,745,063

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000	Altera Corp	1.750	05/15/17	201,399
200,000	Altera Corp	4.100	11/15/23	210,099
500,000	Analog Devices, Inc	2.875	06/01/23	482,931
150,000	Broadcom Corp	2.500	08/15/22	146,070
200,000	Broadcom Corp	3.500	08/01/24	198,455
200,000	Broadcom Corp	4.500	08/01/34	194,578
900,000	Intel Corp	1.950	10/01/16	909,443
475,000	Intel Corp	1.350	12/15/17	474,856
1,250,000	Intel Corp	2.700	12/15/22	1,220,617
500,000	Intel Corp	4.000	12/15/32	477,758
500,000	Intel Corp	4.800	10/01/41	499,827
200,000	Maxim Integrated Products, Inc	2.500	11/15/18	201,446
200,000	Maxim Integrated Products, Inc	3.375	03/15/23	195,278
200,000	Texas Instruments, Inc	2.375	05/16/16	203,241
200,000	Texas Instruments, Inc	1.000	05/01/18	197,496
200,000	Texas Instruments, Inc	1.650	08/03/19	197,029
300,000	Texas Instruments, Inc	1.750	05/01/20	294,515
200,000	Texas Instruments, Inc	2.750	03/12/21	203,844
200,000	Texas Instruments, Inc	2.250	05/01/23	189,404
400,000	Xilinx, Inc	3.000	03/15/21	406,364
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,104,650

SOFTWARE & SERVICES - 0.7%
20,000	Adobe Systems, Inc	4.750	02/01/20	22,021
275,000	Adobe Systems, Inc	3.250	02/01/25	265,737
200,000	Autodesk, Inc	1.950	12/15/17	200,820
250,000	Autodesk, Inc	4.375	06/15/25	250,281
300,000	Baidu, Inc	2.250	11/28/17	301,547
87

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	Baidu, Inc	2.750%	06/09/19	$749,830
300,000	Baidu, Inc	3.000	06/30/20	299,155
200,000	Baidu, Inc	3.500	11/28/22	197,295
300,000	Baidu, Inc	4.125	06/30/25	298,290
250,000	CA, Inc	2.875	08/15/18	254,872
300,000	CA, Inc	5.375	12/01/19	333,691
200,000	CDK Global, Inc	3.300	10/15/19	200,141
120,000	Computer Sciences Corp	6.500	03/15/18	132,498
200,000	Computer Sciences Corp	4.450	09/15/22	205,059
300,000	Expedia, Inc	7.456	08/15/18	344,336
300,000	Expedia, Inc	4.500	08/15/24	302,173
275,000	Fidelity National Information Services, Inc	1.450	06/05/17	274,339
250,000	Fidelity National Information Services, Inc	2.000	04/15/18	249,643
600,000	Fidelity National Information Services, Inc	3.875	06/05/24	592,176
50,000	Fiserv, Inc	3.125	10/01/15	50,266
550,000	Fiserv, Inc	3.500	10/01/22	546,836
500,000	Fiserv, Inc	3.850	06/01/25	499,963
700,000	Google, Inc	2.125	05/19/16	710,398
100,000	Google, Inc	3.625	05/19/21	107,142
500,000	Google, Inc	3.375	02/25/24	512,420
300,000	International Business Machines Corp	0.450	05/06/16	299,796
250,000	International Business Machines Corp	1.950	07/22/16	253,571
225,000	International Business Machines Corp	1.250	02/06/17	226,705
1,000,000	International Business Machines Corp	5.700	09/14/17	1,096,166
500,000	International Business Machines Corp	1.125	02/06/18	496,588
400,000	International Business Machines Corp	1.250	02/08/18	399,190
500,000	International Business Machines Corp	1.950	02/12/19	501,708
200,000	International Business Machines Corp	1.875	05/15/19	200,026
800,000	International Business Machines Corp	8.375	11/01/19	1,005,164
300,000	International Business Machines Corp	1.625	05/15/20	291,464
500,000	International Business Machines Corp	2.900	11/01/21	507,758
300,000	International Business Machines Corp	1.875	08/01/22	279,730
700,000	International Business Machines Corp	3.375	08/01/23	702,429
500,000	International Business Machines Corp	3.625	02/12/24	506,623
400,000	International Business Machines Corp	7.000	10/30/25	516,693
19,000	International Business Machines Corp	5.600	11/30/39	21,566
835,000	International Business Machines Corp	4.000	06/20/42	750,076
200,000	Intuit, Inc	5.750	03/15/17	213,963
175,000	Juniper Networks, Inc	4.600	03/15/21	184,563
200,000	Juniper Networks, Inc	4.500	03/15/24	201,559
250,000	Juniper Networks, Inc	4.350	06/15/25	249,587
475,000	Microsoft Corp	0.875	11/15/17	473,864
400,000	Microsoft Corp	1.625	12/06/18	402,928
925,000	Microsoft Corp	4.200	06/01/19	1,010,076
300,000	Microsoft Corp	1.850	02/12/20	299,916
540,000	Microsoft Corp	3.000	10/01/20	562,026
450,000	Microsoft Corp	4.000	02/08/21	490,626
300,000	Microsoft Corp	2.375	02/12/22	294,292
400,000	Microsoft Corp	2.125	11/15/22	381,242
400,000	Microsoft Corp	3.625	12/15/23	415,671
500,000	Microsoft Corp	2.700	02/12/25	481,058
500,000	Microsoft Corp	3.500	02/12/35	455,624
88

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Microsoft Corp	3.500%	11/15/42	$433,330
300,000	Microsoft Corp	3.750	05/01/43	269,013
400,000	Microsoft Corp	4.875	12/15/43	427,232
750,000	Microsoft Corp	3.750	02/12/45	673,527
750,000	Microsoft Corp	4.000	02/12/55	669,942
1,000,000	Oracle Corp	1.200	10/15/17	999,825
320,000	Oracle Corp	5.750	04/15/18	355,853
750,000	Oracle Corp	2.375	01/15/19	760,645
750,000	Oracle Corp	2.250	10/08/19	754,051
1,365,000	Oracle Corp	3.875	07/15/20	1,465,086
500,000	Oracle Corp	2.800	07/08/21	505,655
500,000	Oracle Corp	2.500	05/15/22	485,030
1,725,000	Oracle Corp	2.500	10/15/22	1,660,154
750,000	Oracle Corp	3.400	07/08/24	750,844
750,000	Oracle Corp	2.950	05/15/25	721,271
400,000	Oracle Corp	3.250	05/15/30	367,027
1,250,000	Oracle Corp	4.300	07/08/34	1,228,974
500,000	Oracle Corp	3.900	05/15/35	463,532
470,000	Oracle Corp	6.125	07/08/39	566,021
500,000	Oracle Corp	4.500	07/08/44	493,862
500,000	Oracle Corp	4.125	05/15/45	463,386
500,000	Oracle Corp	4.375	05/15/55	464,310
250,000	Symantec Corp	2.750	06/15/17	253,054
200,000	Symantec Corp	3.950	06/15/22	200,417
250,000	Total System Services, Inc	2.375	06/01/18	249,164
125,000	Total System Services, Inc	3.750	06/01/23	122,645
20,000	Western Union Co	5.930	10/01/16	20,996
500,000	Western Union Co	2.875	12/10/17	510,952
100,000	Western Union Co	3.650	08/22/18	103,913
400,000	Western Union Co	5.253	04/01/20	435,872
100,000	Xerox Corp	2.950	03/15/17	102,411
250,000	Xerox Corp	6.350	05/15/18	278,473
100,000	Xerox Corp	2.750	03/15/19	101,365
700,000	Xerox Corp	5.625	12/15/19	782,776
200,000	Xerox Corp	2.800	05/15/20	199,173
500,000	Xerox Corp	2.750	09/01/20	494,740
200,000	Xerox Corp	6.750	12/15/39	221,935
	TOTAL SOFTWARE & SERVICES			41,129,633

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
200,000	Amphenol Corp	2.550	01/30/19	202,462
125,000	Amphenol Corp	3.125	09/15/21	124,952
150,000	Amphenol Corp	4.000	02/01/22	154,561
2,000,000	Apple, Inc	1.050	05/05/17	2,005,698
1,000,000	Apple, Inc	2.100	05/06/19	1,009,709
1,750,000	Apple, Inc	2.850	05/06/21	1,773,858
750,000	Apple, Inc	2.150	02/09/22	715,783
750,000	Apple, Inc	2.700	05/13/22	741,617
2,250,000	Apple, Inc	3.450	05/06/24	2,291,114
750,000	Apple, Inc	2.500	02/09/25	702,157
750,000	Apple, Inc	3.200	05/13/25	744,940
750,000	Apple, Inc	4.450	05/06/44	746,113
89

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Apple, Inc	3.450%	02/09/45	$635,814
800,000		Apple, Inc	4.375	05/13/45	786,613
100,000		CC Holdings GS V LLC	2.381	12/15/17	101,137
175,000		CC Holdings GS V LLC	3.849	04/15/23	171,631
400,000		Cisco Systems, Inc	1.650	06/15/18	401,206
1,900,000		Cisco Systems, Inc	4.450	01/15/20	2,075,765
400,000		Cisco Systems, Inc	2.450	06/15/20	402,482
1,250,000		Cisco Systems, Inc	2.900	03/04/21	1,274,475
400,000		Cisco Systems, Inc	3.000	06/15/22	396,272
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,133,373
400,000		Cisco Systems, Inc	3.500	06/15/25	405,020
600,000		Cisco Systems, Inc	5.900	02/15/39	714,313
900,000		EMC Corp	1.875	06/01/18	901,776
400,000		EMC Corp	2.650	06/01/20	403,739
400,000		EMC Corp	3.375	06/01/23	398,606
300,000	g	Flextronics International Ltd	4.750	06/15/25	297,240
750,000		General Electric Co	5.250	12/06/17	816,822
1,725,000		General Electric Co	2.700	10/09/22	1,685,870
400,000		General Electric Co	3.375	03/11/24	405,549
1,075,000		General Electric Co	4.125	10/09/42	1,030,434
250,000		General Electric Co	4.500	03/11/44	252,736
300,000		Harris Corp	1.999	04/27/18	298,973
205,000		Harris Corp	2.700	04/27/20	202,204
300,000		Harris Corp	4.400	12/15/20	321,239
300,000		Harris Corp	3.832	04/27/25	291,176
300,000		Harris Corp	4.854	04/27/35	286,635
300,000		Harris Corp	5.054	04/27/45	284,814
1,900,000		Hewlett-Packard Co	3.000	09/15/16	1,938,418
175,000		Hewlett-Packard Co	2.600	09/15/17	178,135
325,000		Hewlett-Packard Co	2.750	01/14/19	328,311
700,000		Hewlett-Packard Co	3.750	12/01/20	720,665
200,000		Hewlett-Packard Co	4.375	09/15/21	207,442
100,000		Hewlett-Packard Co	4.650	12/09/21	106,112
200,000		Hewlett-Packard Co	4.050	09/15/22	202,729
850,000		Hewlett-Packard Co	6.000	09/15/41	838,114
200,000		Ingram Micro, Inc	5.000	08/10/22	209,414
200,000	g	Keysight Technologies, Inc	3.300	10/30/19	200,537
200,000	g	Keysight Technologies, Inc	4.550	10/30/24	192,766
547,000		Koninklijke Philips Electronics NV	5.750	03/11/18	600,340
100,000		Koninklijke Philips Electronics NV	6.875	03/11/38	119,934
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	295,765
100,000		L-3 Communications Corp	3.950	11/15/16	103,242
100,000		L-3 Communications Corp	1.500	05/28/17	99,299
420,000		L-3 Communications Corp	5.200	10/15/19	456,509
300,000		L-3 Communications Corp	4.950	02/15/21	319,870
150,000		L-3 Communications Corp	3.950	05/28/24	145,604
100,000		Lexmark International, Inc	6.650	06/01/18	109,940
100,000		Lexmark International, Inc	5.125	03/15/20	106,830
100,000		Motorola Solutions, Inc	3.500	09/01/21	99,333
200,000		Motorola Solutions, Inc	3.750	05/15/22	196,652
250,000		Motorola Solutions, Inc	3.500	03/01/23	235,498
200,000		Motorola Solutions, Inc	4.000	09/01/24	193,718
90

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Motorola Solutions, Inc	5.500%	09/01/44	$186,372
200,000		NetApp, Inc	2.000	12/15/17	200,963
200,000		NetApp, Inc	3.375	06/15/21	196,860
200,000		NetApp, Inc	3.250	12/15/22	189,183
500,000		Pitney Bowes, Inc	4.625	03/15/24	503,629
500,000		QUALCOMM, Inc	1.400	05/18/18	498,186
500,000		QUALCOMM, Inc	2.250	05/20/20	496,991
500,000		QUALCOMM, Inc	3.000	05/20/22	497,358
500,000		QUALCOMM, Inc	3.450	05/20/25	486,480
500,000		QUALCOMM, Inc	4.650	05/20/35	483,173
500,000		QUALCOMM, Inc	4.800	05/20/45	478,064
750,000	g	Seagate HDD Cayman	4.750	01/01/25	745,169
200,000	g	Seagate HDD Cayman	4.875	06/01/27	194,087
200,000	g	Seagate HDD Cayman	5.750	12/01/34	196,393
100,000		Tech Data Corp	3.750	09/21/17	103,594
200,000		Telefonaktiebolaget LM Ericsson	4.125	05/15/22	206,934
225,000		Tyco Electronics Group S.A.	6.550	10/01/17	249,614
200,000		Tyco Electronics Group S.A.	2.375	12/17/18	202,137
200,000		Tyco Electronics Group S.A.	2.350	08/01/19	199,334
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	252,831
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	199,759
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			42,561,166

TELECOMMUNICATION SERVICES - 1.4%
500,000	g	Alibaba Group Holding Ltd	1.625	11/28/17	499,441
500,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	494,141
500,000	g	Alibaba Group Holding Ltd	3.125	11/28/21	493,275
500,000	g	Alibaba Group Holding Ltd	3.600	11/28/24	481,397
500,000	g	Alibaba Group Holding Ltd	4.500	11/28/34	478,989
500,000		America Movil SAB de C.V.	2.375	09/08/16	506,310
1,430,000		America Movil SAB de C.V.	5.000	03/30/20	1,582,938
950,000		America Movil SAB de C.V.	3.125	07/16/22	937,308
440,000		America Movil SAB de C.V.	6.125	03/30/40	508,253
825,000		America Movil SAB de C.V.	4.375	07/16/42	766,144
1,150,000		American Tower Corp	4.500	01/15/18	1,216,368
200,000		American Tower Corp	3.450	09/15/21	198,820
200,000		American Tower Corp	4.700	03/15/22	207,954
250,000		American Tower Corp	3.500	01/31/23	239,843
800,000		American Tower Corp	5.000	02/15/24	844,594
300,000		American Tower Corp	4.000	06/01/25	292,063
600,000		AT&T, Inc	1.600	02/15/17	602,255
750,000		AT&T, Inc	1.700	06/01/17	752,623
325,000		AT&T, Inc	1.400	12/01/17	322,807
300,000		AT&T, Inc	2.375	11/27/18	302,441
950,000		AT&T, Inc	5.800	02/15/19	1,061,461
500,000		AT&T, Inc	2.300	03/11/19	500,058
900,000		AT&T, Inc	2.450	06/30/20	881,437
500,000		AT&T, Inc	4.450	05/15/21	532,407
4,300,000		AT&T, Inc	3.000	02/15/22	4,186,342
1,500,000		AT&T, Inc	3.000	06/30/22	1,446,936
400,000		AT&T, Inc	2.625	12/01/22	375,708
500,000		AT&T, Inc	3.900	03/11/24	503,560
91

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		AT&T, Inc	3.400%	05/15/25	$1,424,212
1,175,000		AT&T, Inc	4.500	05/15/35	1,076,952
922,000		AT&T, Inc	5.350	09/01/40	904,826
1,200,000		AT&T, Inc	5.550	08/15/41	1,225,499
2,066,000		AT&T, Inc	4.300	12/15/42	1,764,434
750,000		AT&T, Inc	4.800	06/15/44	688,379
1,854,000		AT&T, Inc	4.350	06/15/45	1,581,944
1,025,000		AT&T, Inc	4.750	05/15/46	927,939
300,000		British Telecommunications plc	1.625	06/28/16	301,513
400,000		British Telecommunications plc	5.950	01/15/18	441,477
1,000,000		British Telecommunications plc	2.350	02/14/19	1,003,908
650,000		British Telecommunications plc	9.625	12/15/30	963,003
850,000		Deutsche Telekom International Finance BV	6.000	07/08/19	972,175
740,000		Deutsche Telekom International Finance BV	8.750	06/15/30	1,039,277
600,000		Embarq Corp	7.995	06/01/36	665,220
700,000		France Telecom S.A.	4.125	09/14/21	739,643
745,000		France Telecom S.A.	9.000	03/01/31	1,048,886
100,000		France Telecom S.A.	5.375	01/13/42	102,402
250,000		Koninklijke KPN NV	8.375	10/01/30	339,838
150,000		Nippon Telegraph & Telephone Corp	1.400	07/18/17	150,157
400,000		Orange S.A.	2.750	02/06/19	405,515
400,000		Orange S.A.	5.500	02/06/44	417,790
300,000		Qwest Corp	6.500	06/01/17	324,302
400,000		Qwest Corp	6.750	12/01/21	441,500
125,000		Rogers Communications, Inc	4.500	03/15/43	114,159
600,000		Rogers Communications, Inc	6.800	08/15/18	684,707
200,000		Rogers Communications, Inc	4.100	10/01/23	204,646
300,000		Rogers Communications, Inc	5.450	10/01/43	313,666
300,000		Rogers Communications, Inc	5.000	03/15/44	295,622
400,000		Telefonica Emisiones SAU	3.192	04/27/18	410,689
2,020,000		Telefonica Emisiones SAU	5.134	04/27/20	2,207,783
500,000		Telefonica Emisiones SAU	4.570	04/27/23	524,385
300,000		Telefonica Emisiones SAU	7.045	06/20/36	367,417
392,000		Telefonica Europe BV	8.250	09/15/30	524,894
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	112,070
500,000		Verizon Communications, Inc	1.350	06/09/17	499,217
700,000		Verizon Communications, Inc	6.350	04/01/19	799,391
200,000		Verizon Communications, Inc	2.550	06/17/19	202,585
6,234,000		Verizon Communications, Inc	2.625	02/21/20	6,214,706
2,500,000		Verizon Communications, Inc	4.500	09/15/20	2,694,380
500,000		Verizon Communications, Inc	3.450	03/15/21	509,149
1,000,000		Verizon Communications, Inc	3.000	11/01/21	985,442
950,000		Verizon Communications, Inc	3.500	11/01/21	960,930
500,000		Verizon Communications, Inc	2.450	11/01/22	468,805
1,350,000		Verizon Communications, Inc	4.150	03/15/24	1,383,799
1,500,000		Verizon Communications, Inc	3.500	11/01/24	1,456,821
62,000		Verizon Communications, Inc	6.400	09/15/33	70,862
475,000		Verizon Communications, Inc	5.050	03/15/34	476,860
1,000,000		Verizon Communications, Inc	4.400	11/01/34	935,947
2,600,000	g	Verizon Communications, Inc	4.272	01/15/36	2,332,039
380,000		Verizon Communications, Inc	6.250	04/01/37	424,286
300,000		Verizon Communications, Inc	6.000	04/01/41	328,976
92

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,150,000		Verizon Communications, Inc	4.750%	11/01/41	$1,073,540
1,425,000		Verizon Communications, Inc	3.850	11/01/42	1,173,576
326,000		Verizon Communications, Inc	6.550	09/15/43	381,157
1,818,000	g	Verizon Communications, Inc	4.522	09/15/48	1,601,393
2,676,000		Verizon Communications, Inc	5.012	08/21/54	2,446,156
3,154,000	g	Verizon Communications, Inc	4.672	03/15/55	2,733,209
250,000		Vodafone Group plc	1.625	03/20/17	248,964
500,000		Vodafone Group plc	1.250	09/26/17	494,328
400,000		Vodafone Group plc	1.500	02/19/18	393,061
1,500,000		Vodafone Group plc	5.450	06/10/19	1,655,883
650,000		Vodafone Group plc	4.375	03/16/21	689,243
500,000		Vodafone Group plc	2.500	09/26/22	458,064
400,000		Vodafone Group plc	2.950	02/19/23	373,129
150,000		Vodafone Group plc	6.150	02/27/37	159,737
700,000		Vodafone Group plc	4.375	02/19/43	600,557
		TOTAL TELECOMMUNICATION SERVICES			81,152,894

TRANSPORTATION - 0.6%
100,000		ABB Finance USA, Inc	1.625	05/08/17	100,611
500,000		ABB Finance USA, Inc	2.875	05/08/22	491,442
150,000		ABB Finance USA, Inc	4.375	05/08/42	148,081
366,336		American Airlines Pass Through Trust	4.950	01/15/23	389,232
461,881		American Airlines Pass Through Trust	4.000	07/15/25	467,654
291,207		American Airlines Pass Through Trust	3.700	10/01/26	291,207
300,000		American Airlines Pass Through Trust	3.375	05/01/27	296,250
700,000		Boeing Capital Corp	2.900	08/15/18	729,304
625,000		Boeing Co	0.950	05/15/18	617,236
500,000		Boeing Co	2.850	10/30/24	490,322
100,000		Boeing Co	3.300	03/01/35	90,508
350,000		Boeing Co	5.875	02/15/40	433,681
100,000		Boeing Co	3.500	03/01/45	88,082
555,000		Burlington Northern Santa Fe LLC	4.700	10/01/19	611,287
500,000		Burlington Northern Santa Fe LLC	4.100	06/01/21	536,233
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	299,085
150,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	149,324
500,000		Burlington Northern Santa Fe LLC	3.850	09/01/23	517,569
500,000		Burlington Northern Santa Fe LLC	3.750	04/01/24	508,906
150,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	148,709
300,000		Burlington Northern Santa Fe LLC	3.000	04/01/25	286,852
360,000		Burlington Northern Santa Fe LLC	5.750	05/01/40	411,731
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	262,111
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	191,890
200,000		Burlington Northern Santa Fe LLC	4.450	03/15/43	193,285
500,000		Burlington Northern Santa Fe LLC	5.150	09/01/43	535,655
500,000		Burlington Northern Santa Fe LLC	4.900	04/01/44	515,788
300,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	295,841
500,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	460,892
200,000		Canadian National Railway Co	5.550	05/15/18	221,303
200,000		Canadian National Railway Co	5.550	03/01/19	224,592
100,000		Canadian National Railway Co	2.850	12/15/21	101,244
300,000		Canadian National Railway Co	2.250	11/15/22	285,996
200,000		Canadian National Railway Co	2.950	11/21/24	195,650
93

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Canadian National Railway Co	6.900%	07/15/28	$265,172
200,000		Canadian National Railway Co	6.250	08/01/34	248,099
250,000		Canadian National Railway Co	3.500	11/15/42	215,944
100,000		Canadian National Railway Co	4.500	11/07/43	102,372
200,000		Canadian Pacific Railway Co	7.250	05/15/19	235,969
300,000		Canadian Pacific Railway Co	2.900	02/01/25	281,951
200,000		Canadian Pacific Railway Co	7.125	10/15/31	255,071
250,000		Canadian Pacific Railway Co	5.950	05/15/37	292,506
100,000		Canadian Pacific Railway Co	5.750	01/15/42	115,209
200,000		Carnival Corp	1.875	12/15/17	200,797
200,000		Carnival Corp	3.950	10/15/20	209,788
383,657		Continental Airlines, Inc	4.750	01/12/21	407,635
27,489		Continental Airlines, Inc	5.983	04/19/22	30,651
450,781		Continental Airlines, Inc	4.150	04/11/24	465,432
184,372		Continental Airlines, Inc	4.000	10/29/24	187,801
100,000		Con-Way, Inc	7.250	01/15/18	111,479
850,000		CSX Corp	7.375	02/01/19	995,840
125,000		CSX Corp	3.700	11/01/23	128,156
300,000		CSX Corp	3.400	08/01/24	299,754
100,000		CSX Corp	6.000	10/01/36	118,476
200,000		CSX Corp	6.150	05/01/37	237,254
400,000		CSX Corp	5.500	04/15/41	443,221
350,000		CSX Corp	4.400	03/01/43	333,987
100,000		CSX Corp	4.100	03/15/44	91,228
200,000		CSX Corp	3.950	05/01/50	174,314
300,000		CSX Corp	4.500	08/01/54	280,337
319,898		Delta Air Lines, Inc	5.300	04/15/19	343,890
166,342		Delta Air Lines, Inc	4.750	05/07/20	177,986
184,000	g	Embraer Overseas Ltd	5.696	09/16/23	193,430
100,000		Embraer S.A.	5.150	06/15/22	103,400
134,000		FedEx Corp	8.000	01/15/19	160,083
100,000		FedEx Corp	2.300	02/01/20	99,306
300,000		FedEx Corp	4.000	01/15/24	310,739
100,000		FedEx Corp	3.200	02/01/25	97,414
1,000,000		FedEx Corp	4.900	01/15/34	1,033,723
200,000		FedEx Corp	3.900	02/01/35	184,321
200,000		FedEx Corp	3.875	08/01/42	172,484
200,000		FedEx Corp	4.500	02/01/65	173,707
100,000		GATX Corp	3.500	07/15/16	102,088
443,000		GATX Corp	1.250	03/04/17	441,636
100,000		GATX Corp	2.375	07/30/18	100,472
200,000		GATX Corp	2.500	03/15/19	198,207
100,000		GATX Corp	2.600	03/30/20	98,586
225,000		GATX Corp	5.200	03/15/44	226,751
241,927		Hawaiian Airlines Pass Through Certificates	3.900	01/15/26	241,927
100,000		JB Hunt Transport Services, Inc	2.400	03/15/19	100,842
100,000		Kansas City Southern de Mexico S.A. de C.V.	3.000	05/15/23	95,920
100,000		Kansas City Southern Railway Co	4.300	05/15/43	93,569
210,000		Norfolk Southern Corp	5.750	04/01/18	232,015
100,000		Norfolk Southern Corp	3.250	12/01/21	102,493
250,000		Norfolk Southern Corp	3.000	04/01/22	248,403
1,291,000		Norfolk Southern Corp	2.903	02/15/23	1,243,619
94

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Norfolk Southern Corp	3.850%	01/15/24	$205,280
81,000	Norfolk Southern Corp	5.590	05/17/25	92,971
16,000	Norfolk Southern Corp	4.837	10/01/41	16,335
750,000	Norfolk Southern Corp	3.950	10/01/42	667,547
200,000	Norfolk Southern Corp	4.800	08/15/43	203,008
300,000	Norfolk Southern Corp	4.450	06/15/45	286,749
250,000	Northrop Grumman Corp	1.750	06/01/18	249,614
650,000	Northrop Grumman Corp	3.500	03/15/21	670,092
400,000	Northrop Grumman Corp	3.250	08/01/23	391,352
100,000	Northrop Grumman Corp	5.050	11/15/40	104,437
400,000	Northrop Grumman Corp	4.750	06/01/43	402,648
300,000	Northrop Grumman Corp	3.850	04/15/45	263,810
50,000	Ryder System, Inc	3.600	03/01/16	50,837
150,000	Ryder System, Inc	2.500	03/01/17	152,691
150,000	Ryder System, Inc	2.500	03/01/18	152,266
200,000	Ryder System, Inc	2.450	11/15/18	200,974
100,000	Ryder System, Inc	2.550	06/01/19	100,104
200,000	Ryder System, Inc	2.450	09/03/19	199,437
300,000	Ryder System, Inc	2.500	05/11/20	297,536
100,000	Southwest Airlines Co	2.750	11/06/19	101,381
100,000	Union Pacific Corp	2.250	02/15/19	101,245
200,000	Union Pacific Corp	2.250	06/19/20	200,494
331,000	Union Pacific Corp	4.163	07/15/22	355,073
500,000	Union Pacific Corp	2.950	01/15/23	500,452
277,000	Union Pacific Corp	3.646	02/15/24	284,761
200,000	Union Pacific Corp	3.750	03/15/24	210,039
200,000	Union Pacific Corp	3.250	01/15/25	197,730
200,000	Union Pacific Corp	3.250	08/15/25	197,601
100,000	Union Pacific Corp	3.375	02/01/35	88,611
100,000	Union Pacific Corp	4.750	09/15/41	103,672
100,000	Union Pacific Corp	4.300	06/15/42	98,167
150,000	Union Pacific Corp	4.250	04/15/43	145,308
250,000	Union Pacific Corp	4.750	12/15/43	260,820
200,000	Union Pacific Corp	4.821	02/01/44	211,925
200,000	Union Pacific Corp	4.850	06/15/44	212,601
200,000	Union Pacific Corp	3.875	02/01/55	175,100
200,000	Union Pacific Railroad Co	2.695	05/12/27	193,501
293,070	United Airlines Pass Through Trust	4.300	08/15/25	301,862
300,000	United Airlines Pass Through Trust	3.750	09/03/26	297,000
100,000	United Parcel Service, Inc	1.125	10/01/17	100,204
100,000	United Parcel Service, Inc	5.500	01/15/18	110,229
300,000	United Parcel Service, Inc	5.125	04/01/19	334,218
1,105,000	United Parcel Service, Inc	3.125	01/15/21	1,149,634
900,000	United Parcel Service, Inc	2.450	10/01/22	868,545
35,000	United Parcel Service, Inc	6.200	01/15/38	43,617
450,000	United Parcel Service, Inc	3.625	10/01/42	408,446
173,125	US Airways Pass Through Trust	4.625	06/03/25	180,049
281,116	US Airways Pass Through Trust	3.950	11/15/25	282,522
	TOTAL TRANSPORTATION			37,315,502

UTILITIES - 2.3%
370,000	AGL Capital Corp	5.250	08/15/19	408,726
95

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$275,000		AGL Capital Corp	4.400%	06/01/43	$272,395
475,000		Alabama Power Co	3.550	12/01/23	485,381
300,000		Alabama Power Co	5.200	06/01/41	328,784
200,000		Alabama Power Co	3.850	12/01/42	181,193
400,000		Alabama Power Co	3.750	03/01/45	357,953
600,000		Ameren Illinois Co	2.700	09/01/22	588,463
200,000		Ameren Illinois Co	3.250	03/01/25	199,331
100,000		Ameren Illinois Co	4.800	12/15/43	107,287
200,000		Ameren Illinois Co	4.300	07/01/44	197,812
500,000		American Water Capital Corp	3.850	03/01/24	522,263
200,000		American Water Capital Corp	3.400	03/01/25	199,173
225,000		American Water Capital Corp	4.300	12/01/42	220,837
140,000		Appalachian Power Co	7.000	04/01/38	177,165
500,000		Appalachian Power Co	4.400	05/15/44	469,884
150,000		Arizona Public Service Co	8.750	03/01/19	183,785
200,000		Arizona Public Service Co	3.350	06/15/24	200,747
350,000		Arizona Public Service Co	4.500	04/01/42	350,147
200,000		Arizona Public Service Co	4.700	01/15/44	206,694
100,000		Atmos Energy Corp	8.500	03/15/19	121,393
100,000		Atmos Energy Corp	5.500	06/15/41	117,346
125,000		Atmos Energy Corp	4.150	01/15/43	117,440
200,000		Atmos Energy Corp	4.125	10/15/44	190,294
100,000		Baltimore Gas & Electric Co	3.500	11/15/21	103,642
400,000		Baltimore Gas & Electric Co	3.350	07/01/23	401,898
500,000	g	Baxalta, Inc	2.000	06/22/18	499,074
500,000	g	Baxalta, Inc	2.875	06/23/20	498,820
500,000	g	Baxalta, Inc	3.600	06/23/22	499,511
500,000	g	Baxalta, Inc	4.000	06/23/25	496,730
500,000	g	Baxalta, Inc	5.250	06/23/45	500,970
290,000		Baylor Scott & White Holdings	4.185	11/15/45	268,296
200,000		Berkshire Hathaway Energy Co	1.100	05/15/17	199,075
200,000		Berkshire Hathaway Energy Co	2.000	11/15/18	200,919
325,000		Berkshire Hathaway Energy Co	2.400	02/01/20	323,304
200,000		Berkshire Hathaway Energy Co	3.750	11/15/23	204,420
350,000		Berkshire Hathaway Energy Co	3.500	02/01/25	348,007
200,000		Berkshire Hathaway Energy Co	5.150	11/15/43	212,698
500,000		Berkshire Hathaway Energy Co	4.500	02/01/45	486,666
200,000		Black Hills Corp	4.250	11/30/23	206,536
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	191,926
785,000		Carolina Power & Light Co	5.300	01/15/19	874,267
350,000		Carolina Power & Light Co	3.000	09/15/21	356,379
150,000		Carolina Power & Light Co	2.800	05/15/22	147,661
100,000		Carolina Power & Light Co	4.100	05/15/42	95,343
300,000		Carolina Power & Light Co	4.100	03/15/43	285,804
400,000		CenterPoint Energy Houston Electric LLC	2.250	08/01/22	378,550
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	130,720
100,000		CenterPoint Energy Houston Electric LLC	3.550	08/01/42	87,389
300,000		CenterPoint Energy Houston Electric LLC	4.500	04/01/44	307,413
423,000		CenterPoint Energy Resources Corp	4.500	01/15/21	454,170
203,000		Cleco Power LLC	6.000	12/01/40	232,109
200,000		CMS Energy Corp	3.875	03/01/24	203,080
100,000		CMS Energy Corp	4.700	03/31/43	100,041
96

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Commonwealth Edison Co	1.950%	09/01/16	$505,493
300,000		Commonwealth Edison Co	2.150	01/15/19	301,528
775,000		Commonwealth Edison Co	4.000	08/01/20	826,894
200,000		Commonwealth Edison Co	3.100	11/01/24	197,514
387,000		Commonwealth Edison Co	5.900	03/15/36	459,610
200,000		Commonwealth Edison Co	3.800	10/01/42	180,556
300,000		Commonwealth Edison Co	4.600	08/15/43	308,218
300,000		Commonwealth Edison Co	4.700	01/15/44	314,567
100,000		Commonwealth Edison Co	3.700	03/01/45	89,426
200,000		Connecticut Light & Power Co	2.500	01/15/23	191,215
200,000		Connecticut Light & Power Co	4.300	04/15/44	197,165
150,000		Connecticut Light & Power Co	4.150	06/01/45	143,024
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	69,919
1,390,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,519,965
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	375,224
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	189,327
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	500,214
600,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	594,026
200,000		Consolidated Edison Co of New York, Inc	4.625	12/01/54	193,933
230,000		Consumers Energy Co	6.125	03/15/19	262,392
150,000		Consumers Energy Co	2.850	05/15/22	150,257
200,000		Consumers Energy Co	3.375	08/15/23	203,386
100,000		Consumers Energy Co	3.125	08/31/24	99,168
250,000		Consumers Energy Co	3.950	05/15/43	237,542
100,000		Consumers Energy Co	4.350	08/31/64	93,364
300,000		Dayton Power & Light Co	1.875	09/15/16	301,596
200,000		Delmarva Power & Light Co	3.500	11/15/23	203,819
150,000		Dominion Gas Holdings LLC	2.500	12/15/19	151,510
200,000		Dominion Gas Holdings LLC	3.550	11/01/23	202,519
200,000		Dominion Gas Holdings LLC	3.600	12/15/24	198,882
200,000		Dominion Gas Holdings LLC	4.800	11/01/43	196,735
200,000		Dominion Gas Holdings LLC	4.600	12/15/44	187,825
100,000		Dominion Resources, Inc	1.400	09/15/17	99,961
300,000		Dominion Resources, Inc	1.900	06/15/18	300,215
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,821,018
500,000		Dominion Resources, Inc	2.750	09/15/22	482,497
200,000		Dominion Resources, Inc	3.625	12/01/24	198,023
200,000		Dominion Resources, Inc	5.950	06/15/35	225,791
100,000		Dominion Resources, Inc	4.050	09/15/42	90,120
200,000		Dominion Resources, Inc	4.700	12/01/44	194,193
300,000	i	Dominion Resources, Inc	5.750	10/01/54	312,744
400,000		DTE Energy Electric Company	3.450	10/01/20	419,188
100,000		DTE Energy Electric Company	2.650	06/15/22	98,081
200,000	g	DTE Energy Electric Company	3.300	06/15/22	201,427
200,000		DTE Energy Electric Company	3.850	12/01/23	207,223
200,000		DTE Energy Electric Company	3.650	03/15/24	206,306
200,000		DTE Energy Electric Company	3.500	06/01/24	199,990
200,000		DTE Energy Electric Company	3.375	03/01/25	202,167
100,000		DTE Energy Electric Company	3.950	06/15/42	94,646
200,000		DTE Energy Electric Company	4.000	04/01/43	189,181
200,000		DTE Energy Electric Company	4.300	07/01/44	197,488
300,000		DTE Energy Electric Company	3.700	03/15/45	270,106
97

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$125,000	Duke Energy Carolinas LLC	4.300%	06/15/20	$136,734
500,000	Duke Energy Carolinas LLC	4.000	09/30/42	470,922
300,000	Duke Energy Carolinas LLC	3.750	06/01/45	272,477
500,000	Duke Energy Corp	2.100	06/15/18	505,492
746,000	Duke Energy Corp	5.050	09/15/19	825,625
300,000	Duke Energy Corp	3.050	08/15/22	297,146
300,000	Duke Energy Corp	3.950	10/15/23	310,852
200,000	Duke Energy Corp	3.750	04/15/24	203,503
250,000	Duke Energy Indiana, Inc	4.200	03/15/42	242,682
200,000	Duke Energy Indiana, Inc	4.900	07/15/43	214,969
400,000	Duke Energy Progress, Inc	4.375	03/30/44	403,098
500,000	Duke Energy Progress, Inc	4.150	12/01/44	481,323
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	50,534
100,000	Enbridge, Inc	5.600	04/01/17	106,370
300,000	Enbridge, Inc	4.000	10/01/23	291,760
300,000	Enbridge, Inc	4.500	06/10/44	245,723
400,000	Energy Transfer Partners LP	6.125	02/15/17	427,820
500,000	Energy Transfer Partners LP	2.500	06/15/18	500,426
44,000	Energy Transfer Partners LP	9.700	03/15/19	54,213
500,000	Energy Transfer Partners LP	4.150	10/01/20	513,421
500,000	Energy Transfer Partners LP	4.650	06/01/21	516,355
200,000	Energy Transfer Partners LP	5.200	02/01/22	209,193
200,000	Energy Transfer Partners LP	3.600	02/01/23	189,167
500,000	Energy Transfer Partners LP	4.900	02/01/24	507,847
400,000	Energy Transfer Partners LP	4.050	03/15/25	377,228
500,000	Energy Transfer Partners LP	4.750	01/15/26	492,836
400,000	Energy Transfer Partners LP	4.900	03/15/35	359,901
140,000	Energy Transfer Partners LP	7.500	07/01/38	159,570
450,000	Energy Transfer Partners LP	6.500	02/01/42	462,191
200,000	Energy Transfer Partners LP	5.150	02/01/43	177,532
200,000	Energy Transfer Partners LP	5.950	10/01/43	195,386
400,000	Energy Transfer Partners LP	5.150	03/15/45	352,247
500,000	Energy Transfer Partners LP	6.125	12/15/45	501,234
200,000	EnLink Midstream Partners LP	2.700	04/01/19	197,321
200,000	EnLink Midstream Partners LP	4.400	04/01/24	200,271
300,000	EnLink Midstream Partners LP	4.150	06/01/25	292,824
200,000	EnLink Midstream Partners LP	5.600	04/01/44	193,688
125,000	Entergy Arkansas, Inc	3.750	02/15/21	131,950
300,000	Entergy Arkansas, Inc	3.050	06/01/23	295,937
175,000	Entergy Arkansas, Inc	3.700	06/01/24	182,412
200,000	Entergy Arkansas, Inc	4.950	12/15/44	200,340
200,000	Entergy Corp	3.625	09/15/15	200,780
200,000	Entergy Corp	5.125	09/15/20	217,464
200,000	Entergy Corp	4.000	07/15/22	201,311
200,000	Entergy Louisiana LLC	4.050	09/01/23	210,212
200,000	Entergy Louisiana LLC	4.950	01/15/45	196,364
225,000	Entergy Texas, Inc	7.125	02/01/19	261,479
300,000	EQT Midstream Partners LP	4.000	08/01/24	283,560
325,000	Exelon Corp	2.850	06/15/20	326,376
300,000	Exelon Corp	3.950	06/15/25	301,314
500,000	Exelon Corp	4.950	06/15/35	503,287
400,000	Exelon Corp	5.100	06/15/45	399,564
98

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Exelon Generation Co LLC	2.950%	01/15/20	$200,862
200,000		Exelon Generation Co LLC	4.250	06/15/22	204,510
371,000		Exelon Generation Co LLC	5.600	06/15/42	376,808
400,000		Florida Power & Light Co	2.750	06/01/23	391,612
500,000		Florida Power & Light Co	3.250	06/01/24	504,011
247,000		Florida Power & Light Co	4.950	06/01/35	270,244
400,000		Florida Power & Light Co	5.250	02/01/41	448,896
100,000		Florida Power & Light Co	4.125	02/01/42	98,377
200,000		Florida Power & Light Co	4.050	06/01/42	194,028
450,000		Florida Power & Light Co	3.800	12/15/42	418,276
400,000		Florida Power & Light Co	4.050	10/01/44	386,865
29,000		Florida Power Corp	5.650	06/15/18	32,304
1,200,000		Florida Power Corp	3.100	08/15/21	1,230,689
165,000		Florida Power Corp	6.400	06/15/38	211,605
300,000		Florida Power Corp	3.850	11/15/42	276,271
900,000		Georgia Power Co	5.700	06/01/17	974,857
177,000		Georgia Power Co	5.950	02/01/39	208,407
700,000		Georgia Power Co	4.300	03/15/43	665,492
200,000		Great Plains Energy, Inc	4.850	06/01/21	219,094
200,000	i	Great Plains Energy, Inc	5.292	06/15/22	222,315
80,000		Indiana Michigan Power Co	7.000	03/15/19	93,051
200,000		Indiana Michigan Power Co	3.200	03/15/23	197,969
70,000		Integrys Energy Group, Inc	4.170	11/01/20	74,422
300,000		Interstate Power & Light Co	3.250	12/01/24	301,174
100,000		Interstate Power & Light Co	6.250	07/15/39	126,452
200,000		Interstate Power & Light Co	4.700	10/15/43	212,568
200,000		ITC Holdings Corp	4.050	07/01/23	203,325
300,000		ITC Holdings Corp	3.650	06/15/24	296,602
225,000		Kansas City Power & Light Co	3.150	03/15/23	220,461
100,000		Kansas City Power & Light Co	5.300	10/01/41	107,849
20,000	g	Kansas Gas & Electric	6.700	06/15/19	23,236
175,000		Kentucky Utilities Co	4.650	11/15/43	182,067
250,000		KeySpan Corp	5.803	04/01/35	280,131
400,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	436,908
300,000		Kinder Morgan Energy Partners LP	2.650	02/01/19	297,304
500,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	600,298
500,000		Kinder Morgan Energy Partners LP	3.500	03/01/21	492,510
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	110,627
1,200,000		Kinder Morgan Energy Partners LP	3.950	09/01/22	1,172,125
350,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	327,707
200,000		Kinder Morgan Energy Partners LP	3.500	09/01/23	186,204
300,000		Kinder Morgan Energy Partners LP	4.150	02/01/24	290,099
500,000		Kinder Morgan Energy Partners LP	4.250	09/01/24	486,279
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	547,000
300,000		Kinder Morgan Energy Partners LP	5.625	09/01/41	280,470
200,000		Kinder Morgan Energy Partners LP	5.000	08/15/42	173,442
500,000		Kinder Morgan Energy Partners LP	5.000	03/01/43	434,882
400,000		Kinder Morgan Energy Partners LP	5.500	03/01/44	372,406
200,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	181,092
100,000		Kinder Morgan, Inc	2.000	12/01/17	99,527
2,400,000		Kinder Morgan, Inc	3.050	12/01/19	2,395,421
400,000		Kinder Morgan, Inc	4.300	06/01/25	387,728
99

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$800,000		Kinder Morgan, Inc	5.300%	12/01/34	$737,390
300,000		Kinder Morgan, Inc	5.550	06/01/45	276,382
320,000		LG&E and KU Energy LLC	3.750	11/15/20	334,054
125,000		Louisville Gas & Electric Co	4.650	11/15/43	129,434
880,000		Metropolitan Edison Co	7.700	01/15/19	1,030,296
200,000		MidAmerican Energy Co	3.500	10/15/24	203,562
200,000		MidAmerican Energy Co	4.400	10/15/44	199,437
300,000		MidAmerican Energy Co	2.400	03/15/19	304,459
200,000		MidAmerican Energy Co	3.700	09/15/23	207,669
200,000		MidAmerican Energy Co	4.800	09/15/43	211,501
350,000		MidAmerican Energy Holdings Co	5.750	04/01/18	387,087
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,190,455
300,000		MidAmerican Energy Holdings Co	6.500	09/15/37	366,943
750,000		Mississippi Power Co	4.250	03/15/42	665,354
100,000		National Fuel Gas Co	4.900	12/01/21	103,387
200,000		National Fuel Gas Co	3.750	03/01/23	185,212
300,000		National Fuel Gas Co	5.200	07/15/25	303,658
820,000		Nevada Power Co	6.500	08/01/18	935,241
45,000		Nevada Power Co	7.125	03/15/19	52,884
230,000		Nevada Power Co	5.375	09/15/40	261,409
300,000		NextEra Energy Capital Holdings, Inc	1.586	06/01/17	300,354
200,000		NextEra Energy Capital Holdings, Inc	2.400	09/15/19	199,629
100,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	100,595
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	539,527
140,000		NiSource Finance Corp	6.400	03/15/18	156,824
150,000		NiSource Finance Corp	6.125	03/01/22	173,123
400,000		NiSource Finance Corp	3.850	02/15/23	411,098
100,000		NiSource Finance Corp	5.950	06/15/41	116,026
200,000		NiSource Finance Corp	5.250	02/15/43	212,396
150,000		NiSource Finance Corp	4.800	02/15/44	152,394
300,000		NiSource Finance Corp	5.650	02/01/45	337,852
300,000		Northeast Utilities	2.800	05/01/23	287,916
100,000		Northeast Utilities	3.150	01/15/25	96,473
150,000		Northern States Power Co	2.150	08/15/22	143,562
300,000		Northern States Power Co	2.600	05/15/23	290,412
425,000		Northern States Power Co	5.350	11/01/39	488,586
200,000		Northern States Power Co	3.400	08/15/42	173,751
300,000		Northern States Power Co	4.125	05/15/44	293,450
200,000		NorthWestern Corp	4.176	11/15/44	195,328
150,000		NSTAR Electric Co	5.625	11/15/17	164,380
200,000		NSTAR Electric Co	2.375	10/15/22	190,109
500,000		Oglethorpe Power Corp	4.200	12/01/42	461,910
300,000		Oglethorpe Power Corp	4.550	06/01/44	294,456
250,000		Ohio Edison Co	8.250	10/15/38	364,276
600,000		Ohio Power Co	5.375	10/01/21	683,383
100,000		Oklahoma Gas & Electric Co	5.250	05/15/41	112,463
400,000		Oklahoma Gas & Electric Co	3.900	05/01/43	368,260
200,000		Oklahoma Gas & Electric Co	4.000	12/15/44	187,589
200,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	231,319
100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	99,124
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	157,873
400,000	g	Oncor Electric Delivery Co LLC	2.950	04/01/25	382,912
100

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$70,000	Oncor Electric Delivery Co LLC	7.250%	01/15/33	$94,746
100,000	Oncor Electric Delivery Co LLC	5.250	09/30/40	110,484
550,000	Oncor Electric Delivery Co LLC	4.550	12/01/41	550,240
150,000	Oncor Electric Delivery Co LLC	5.300	06/01/42	166,518
100,000	ONEOK Partners LP	2.000	10/01/17	100,194
200,000	ONEOK Partners LP	3.200	09/15/18	204,342
400,000	ONEOK Partners LP	3.375	10/01/22	367,546
200,000	ONEOK Partners LP	5.000	09/15/23	202,212
700,000	ONEOK Partners LP	4.900	03/15/25	691,438
130,000	ONEOK Partners LP	6.650	10/01/36	135,631
250,000	ONEOK Partners LP	6.850	10/15/37	262,100
100,000	ONEOK Partners LP	6.125	02/01/41	97,206
355,000	Pacific Gas & Electric Co	8.250	10/15/18	425,378
400,000	Pacific Gas & Electric Co	3.250	06/15/23	396,940
175,000	Pacific Gas & Electric Co	3.850	11/15/23	181,289
200,000	Pacific Gas & Electric Co	3.750	02/15/24	205,491
500,000	Pacific Gas & Electric Co	3.400	08/15/24	498,808
300,000	Pacific Gas & Electric Co	3.500	06/15/25	298,986
420,000	Pacific Gas & Electric Co	6.050	03/01/34	503,529
600,000	Pacific Gas & Electric Co	5.400	01/15/40	662,909
400,000	Pacific Gas & Electric Co	4.500	12/15/41	392,894
150,000	Pacific Gas & Electric Co	3.750	08/15/42	130,842
400,000	Pacific Gas & Electric Co	4.600	06/15/43	401,428
200,000	Pacific Gas & Electric Co	5.125	11/15/43	215,500
300,000	Pacific Gas & Electric Co	4.750	02/15/44	308,155
300,000	Pacific Gas & Electric Co	4.300	03/15/45	287,040
250,000	PacifiCorp	2.950	02/01/22	249,744
200,000	PacifiCorp	2.950	06/01/23	198,319
300,000	PacifiCorp	3.600	04/01/24	309,296
200,000	PacifiCorp	3.350	07/01/25	199,821
850,000	PacifiCorp	6.000	01/15/39	1,030,097
150,000	PECO Energy Co	2.375	09/15/22	142,937
200,000	PECO Energy Co	4.800	10/15/43	212,513
200,000	PECO Energy Co	4.150	10/01/44	193,508
165,000	Pepco Holdings, Inc	2.700	10/01/15	165,651
300,000	PG&E Corp	2.400	03/01/19	300,189
200,000	Phillips 66 Partners LP	2.646	02/15/20	196,579
300,000	Phillips 66 Partners LP	4.680	02/15/45	263,168
150,000	Piedmont Natural Gas Co, Inc	4.100	09/18/34	147,509
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	215,745
200,000	Potomac Electric Power Co	3.600	03/15/24	204,234
65,000	Potomac Electric Power Co	7.900	12/15/38	96,814
500,000	Potomac Electric Power Co	4.150	03/15/43	480,320
300,000	PPL Capital Funding, Inc	4.200	06/15/22	315,326
200,000	PPL Capital Funding, Inc	3.500	12/01/22	202,145
400,000	PPL Capital Funding, Inc	3.400	06/01/23	398,060
100,000	PPL Capital Funding, Inc	3.950	03/15/24	103,261
200,000	PPL Electric Utilities Corp	2.500	09/01/22	193,409
300,000	PPL Electric Utilities Corp	4.750	07/15/43	315,334
200,000	PPL Electric Utilities Corp	4.125	06/15/44	192,728
100,000	PPL Energy Supply LLC	4.600	12/15/21	91,750
300,000	Progress Energy, Inc	3.150	04/01/22	299,615
101

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$900,000		Progress Energy, Inc	7.750%	03/01/31	$1,211,737
200,000		PSEG Power LLC	5.320	09/15/16	209,402
100,000		PSEG Power LLC	2.450	11/15/18	100,267
150,000		Public Service Co of Colorado	2.250	09/15/22	144,321
200,000		Public Service Co of Colorado	2.500	03/15/23	191,834
300,000		Public Service Co of Colorado	2.900	05/15/25	290,200
150,000		Public Service Co of Colorado	3.600	09/15/42	134,881
100,000		Public Service Co of Colorado	4.300	03/15/44	100,372
300,000		Public Service Co of New Hampshire	3.500	11/01/23	307,636
520,000		Public Service Co of Oklahoma	5.150	12/01/19	576,646
100,000		Public Service Co of Oklahoma	4.400	02/01/21	107,232
150,000		Public Service Co of Oklahoma	6.625	11/15/37	189,396
220,000		Public Service Electric & Gas Co	5.300	05/01/18	242,574
200,000		Public Service Electric & Gas Co	2.300	09/15/18	205,052
500,000		Public Service Electric & Gas Co	1.800	06/01/19	493,265
200,000		Public Service Electric & Gas Co	2.000	08/15/19	199,517
200,000		Public Service Electric & Gas Co	3.750	03/15/24	208,677
200,000		Public Service Electric & Gas Co	3.150	08/15/24	199,519
200,000		Public Service Electric & Gas Co	3.000	05/15/25	195,800
410,000		Public Service Electric & Gas Co	5.375	11/01/39	468,842
200,000		Public Service Electric & Gas Co	3.950	05/01/42	189,008
100,000		Public Service Electric & Gas Co	3.650	09/01/42	88,952
200,000		Public Service Electric & Gas Co	3.800	01/01/43	182,554
200,000		Public Service Electric & Gas Co	4.000	06/01/44	189,085
200,000		Public Service Electric & Gas Co	4.050	05/01/45	190,124
300,000	g	Puget Energy, Inc	3.650	05/15/25	293,168
250,000		Puget Sound Energy, Inc	5.757	10/01/39	296,194
700,000		Puget Sound Energy, Inc	4.434	11/15/41	695,351
200,000		Puget Sound Energy, Inc	4.300	05/20/45	198,104
150,000		San Diego Gas & Electric Co	3.000	08/15/21	153,654
400,000		San Diego Gas & Electric Co	3.600	09/01/23	414,338
305,000		San Diego Gas & Electric Co	5.350	05/15/40	360,386
100,000		San Diego Gas & Electric Co	3.950	11/15/41	95,928
300,000		SCANA Corp	4.750	05/15/21	315,344
100,000		SCANA Corp	4.125	02/01/22	100,653
250,000		Scottish Power Ltd	5.810	03/15/25	285,231
605,000		Sempra Energy	2.300	04/01/17	613,817
150,000		Sempra Energy	2.875	10/01/22	145,259
500,000		Sempra Energy	4.050	12/01/23	515,765
200,000		Sempra Energy	3.550	06/15/24	199,535
260,000		Sempra Energy	6.000	10/15/39	306,639
125,000		Sierra Pacific Power Co	3.375	08/15/23	126,246
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	53,804
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	140,734
250,000		South Carolina Electric & Gas Co	4.350	02/01/42	238,735
300,000		South Carolina Electric & Gas Co	4.600	06/15/43	295,496
200,000		South Carolina Electric & Gas Co	4.500	06/01/64	181,213
464,303		Southaven Combined Cycle Generation LLC	3.846	08/15/33	483,423
200,000		Southern California Edison Co	1.125	05/01/17	199,757
250,000		Southern California Edison Co	5.500	08/15/18	279,682
280,000		Southern California Edison Co	3.875	06/01/21	299,635
500,000		Southern California Edison Co	2.400	02/01/22	485,852
102

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Southern California Edison Co	3.500%	10/01/23	$409,804
185,000		Southern California Edison Co	6.050	03/15/39	228,154
300,000		Southern California Edison Co	4.500	09/01/40	303,708
500,000		Southern California Edison Co	3.900	12/01/41	466,588
200,000		Southern California Edison Co	4.050	03/15/42	190,970
500,000		Southern California Edison Co	3.900	03/15/43	464,200
450,000		Southern California Edison Co	3.600	02/01/45	399,494
200,000		Southern California Gas Co	1.550	06/15/18	200,374
200,000		Southern California Gas Co	3.150	09/15/24	199,434
200,000		Southern California Gas Co	3.200	06/15/25	200,161
150,000		Southern California Gas Co	3.750	09/15/42	138,497
200,000		Southern California Gas Co	4.450	03/15/44	206,630
100,000		Southern Co	1.950	09/01/16	101,126
300,000		Southern Co	2.450	09/01/18	306,089
300,000		Southern Co	2.750	06/15/20	300,458
108,000	g	Southern Natural Gas Co	5.900	04/01/17	115,010
550,000		Southern Natural Gas Co	4.400	06/15/21	567,299
100,000		Southern Natural Gas Co	8.000	03/01/32	118,437
500,000		Southern Power Co	2.375	06/01/20	493,226
250,000		Southwest Gas Corp	3.875	04/01/22	261,666
250,000		Southwestern Electric Power Co	5.550	01/15/17	265,323
400,000		Southwestern Electric Power Co	6.200	03/15/40	481,329
600,000		Southwestern Public Service Co	4.500	08/15/41	613,151
60,000		Spectra Energy Capital LLC	6.200	04/15/18	65,517
600,000		Spectra Energy Capital LLC	3.300	03/15/23	549,542
200,000		Spectra Energy Partners LP	2.950	09/25/18	204,430
200,000		Spectra Energy Partners LP	4.750	03/15/24	211,972
400,000		Spectra Energy Partners LP	3.500	03/15/25	382,170
200,000		Spectra Energy Partners LP	5.950	09/25/43	217,082
200,000		Spectra Energy Partners LP	4.500	03/15/45	176,541
150,000		System Energy Resources, Inc	4.100	04/01/23	152,414
200,000		Tampa Electric Co	5.400	05/15/21	229,331
100,000		Tampa Electric Co	2.600	09/15/22	96,293
100,000		Tampa Electric Co	4.100	06/15/42	95,035
175,000		Tampa Electric Co	4.350	05/15/44	175,081
200,000		Tampa Electric Co	4.200	05/15/45	195,107
300,000		TC PipeLines LP	4.375	03/13/25	295,898
200,000		TECO Finance, Inc	5.150	03/15/20	222,743
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	235,023
12,000		Toledo Edison Co	7.250	05/01/20	14,245
300,000		Toledo Edison Co	6.150	05/15/37	343,492
300,000		Total Capital S.A.	2.125	08/10/18	304,328
200,000		Total Capital S.A.	4.450	06/24/20	219,517
100,000		Total Capital S.A.	4.125	01/28/21	107,844
200,000		TransAlta Corp	1.900	06/03/17	198,965
350,000		TransAlta Corp	6.650	05/15/18	386,603
300,000		TransAlta Corp	4.500	11/15/22	297,384
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	104,370
100,000	g	Tri-State Generation & Transmission Association, Inc	3.700	11/01/24	99,954
200,000		Tucson Electric Power Co	3.050	03/15/25	192,164
300,000		Union Electric Co	3.500	04/15/24	305,871
100,000		Union Electric Co	8.450	03/15/39	159,686
103

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Union Electric Co	3.900%	09/15/42	$93,059
100,000		United Utilities plc	6.875	08/15/28	116,285
200,000		Virginia Electric and Power Co	1.200	01/15/18	199,243
309,000		Virginia Electric and Power Co	2.750	03/15/23	301,220
500,000		Virginia Electric and Power Co	3.450	02/15/24	505,793
200,000		Virginia Electric and Power Co	3.100	05/15/25	196,977
350,000		Virginia Electric and Power Co	6.000	05/15/37	423,814
160,000		Virginia Electric and Power Co	4.000	01/15/43	148,952
250,000		Virginia Electric and Power Co	4.650	08/15/43	258,424
400,000		Virginia Electric and Power Co	4.450	02/15/44	400,184
200,000		Virginia Electric and Power Co	4.200	05/15/45	192,514
200,000	g	Washington Prime Group LP	3.850	04/01/20	203,361
125,000		WEC Energy Group, Inc	1.650	06/15/18	125,018
200,000		WEC Energy Group, Inc	2.450	06/15/20	199,431
100,000		WEC Energy Group, Inc	3.550	06/15/25	99,580
500,000		Westar Energy, Inc	4.125	03/01/42	482,569
175,000		Westar Energy, Inc	4.100	04/01/43	171,312
200,000		Western Gas Partners LP	2.600	08/15/18	201,540
450,000		Western Gas Partners LP	4.000	07/01/22	451,060
200,000		Western Gas Partners LP	3.950	06/01/25	192,205
100,000		Western Gas Partners LP	5.450	04/01/44	99,318
225,000		Western Massachusetts Electric Co	3.500	09/15/21	233,303
35,000		Williams Cos, Inc	7.875	09/01/21	41,046
475,000		Williams Cos, Inc	3.700	01/15/23	441,739
350,000		Williams Cos, Inc	4.550	06/24/24	338,715
300,000		Williams Cos, Inc	7.750	06/15/31	334,103
350,000		Williams Cos, Inc	5.750	06/24/44	323,766
70,000		Williams Partners LP	7.250	02/01/17	75,839
530,000		Williams Partners LP	5.250	03/15/20	576,688
600,000		Williams Partners LP	4.000	11/15/21	604,979
750,000		Williams Partners LP	3.600	03/15/22	727,542
200,000		Williams Partners LP	3.350	08/15/22	189,046
300,000		Williams Partners LP	4.500	11/15/23	302,018
300,000		Williams Partners LP	4.300	03/04/24	294,657
500,000		Williams Partners LP	3.900	01/15/25	469,183
750,000		Williams Partners LP	4.000	09/15/25	701,435
300,000		Williams Partners LP	5.800	11/15/43	286,086
300,000		Williams Partners LP	5.400	03/04/44	273,323
500,000		Williams Partners LP	4.900	01/15/45	427,575
300,000		Wisconsin Electric Power Co	1.700	06/15/18	300,462
200,000		Wisconsin Electric Power Co	3.100	06/01/25	198,469
200,000		Wisconsin Electric Power Co	5.625	05/15/33	233,422
200,000		Wisconsin Electric Power Co	3.650	12/15/42	181,061
100,000		Wisconsin Electric Power Co	4.250	06/01/44	99,225
200,000		Wisconsin Power & Light Co	2.250	11/15/22	189,644
100,000		Wisconsin Power & Light Co	4.100	10/15/44	96,571
200,000		Wisconsin Public Service Corp	3.671	12/01/42	180,547
200,000		Wisconsin Public Service Corp	4.752	11/01/44	214,952
200,000		Xcel Energy, Inc	0.750	05/09/16	199,403
400,000		Xcel Energy, Inc	1.200	06/01/17	400,017
100,000		Xcel Energy, Inc	4.700	05/15/20	108,985
100,000		Xcel Energy, Inc	4.800	09/15/41	103,345
		TOTAL UTILITIES			139,068,832

		TOTAL CORPORATE BONDS			$1,462,503,128
		(Cost $1,461,016,289)
104

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 72.4%

AGENCY SECURITIES - 2.9%
$250,000		Federal Agricultural Mortgage Corp (FAMC)	2.375%	07/22/15	$250,327
3,000,000		Federal Farm Credit Bank (FFCB)	1.500	11/16/15	3,014,037
1,475,000		FFCB	4.875	12/16/15	1,506,195
1,600,000		FFCB	1.050	03/28/16	1,608,923
6,215,000		Federal Home Loan Bank (FHLB)	0.375	08/28/15	6,217,691
1,000,000		FHLB	5.375	05/18/16	1,043,827
95,000		FHLB	4.750	12/16/16	100,638
500,000		FHLB	4.875	05/17/17	538,956
1,000,000		FHLB	0.750	09/08/17	997,495
2,745,000		FHLB	5.000	11/17/17	3,010,955
4,000,000		FHLB	1.625	06/14/19	4,016,944
5,000,000		FHLB	1.875	03/13/20	5,047,205
5,005,000		FHLB	5.500	07/15/36	6,453,642
108,000		Federal Home Loan Mortgage Corp (FHLMC)	4.375	07/17/15	108,206
125,000		FHLMC	4.750	11/17/15	127,168
132,000		FHLMC	4.750	01/19/16	135,283
6,213,000		FHLMC	5.250	04/18/16	6,456,624
127,000		FHLMC	5.500	07/18/16	133,686
16,736,000		FHLMC	5.125	10/18/16	17,757,331
20,000,000		FHLMC	0.875	03/07/18	19,924,220
4,500,000		FHLMC	1.250	08/01/19	4,448,727
7,500,000		FHLMC	2.375	01/13/22	7,585,538
5,000,000		Federal National Mortgage Association (FNMA)	0.500	07/02/15	5,000,055
8,000,000		FNMA	0.375	12/21/15	8,005,504
5,000,000		FNMA	2.250	03/15/16	5,068,905
10,215,000		FNMA	5.000	03/15/16	10,553,453
150,000		FNMA	5.000	05/11/17	161,818
4,340,000		FNMA	5.375	06/12/17	4,726,347
2,000,000		FNMA	1.125	07/20/18	1,998,884
8,000,000		FNMA	1.625	11/27/18	8,091,776
11,000,000	j	FNMA	0.000	10/09/19	10,038,281
2,310,000	i	FNMA	2.301	09/25/22	2,275,722
6,000,000		FNMA	2.625	09/06/24	5,993,118
5,000,000		FNMA	6.625	11/15/30	7,050,260
1,000,000		FNMA	5.625	07/15/37	1,317,599
815,000		Financing Corp	9.400	02/08/18	991,382
825,000		Financing Corp	9.800	04/06/18	1,021,730
815,000		Financing Corp	10.350	08/03/18	1,042,643
1,900,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,931,578
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	515,749
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	452,445
590,000		PEFCO	2.250	12/15/17	606,386
175,000		PEFCO	1.450	08/15/19	172,805
550,000		PEFCO	2.250	03/15/20	557,057
105

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	PEFCO	2.300%	09/15/20	$200,916
400,000	PEFCO	2.050	11/15/22	387,222
200,000	PEFCO	3.250	06/15/25	201,009
250,000	Ukraine Government AID Bonds	1.844	05/16/19	250,314
500,000	Ukraine Government AID Bonds	1.847	05/29/20	500,394
500,000	Hashemite Kingdom of Jordan Government AID Bond	2.578	06/30/22	502,500
300,000	Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	300,750
800,000	Israel Government AID Bond	5.500	09/18/23	966,338
300,000	Israel Government AID Bond	5.500	04/26/24	365,418
500,000	Tunisia Government AID Bonds	2.452	07/24/21	505,697
	TOTAL AGENCY SECURITIES			172,237,673

FOREIGN GOVERNMENT BONDS - 4.5%
250,000	African Development Bank	1.250	09/02/16	252,089
1,200,000	African Development Bank	1.125	03/15/17	1,208,285
500,000	African Development Bank	0.875	05/15/17	500,839
500,000	African Development Bank	1.625	10/02/18	505,776
500,000	African Development Bank	1.375	02/12/20	492,660
450,000	African Development Bank	2.375	09/23/21	456,937
400,000	Agricultural Bank of China	2.750	05/21/20	397,168
400,000	Agricultural Bank Of China	2.000	05/21/18	398,690
1,750,000	Asian Development Bank	2.500	03/15/16	1,775,760
2,000,000	Asian Development Bank	1.125	03/15/17	2,013,808
1,500,000	Asian Development Bank	1.125	06/05/18	1,499,374
1,000,000	Asian Development Bank	1.875	04/12/19	1,016,155
500,000	Asian Development Bank	1.500	01/22/20	496,074
1,500,000	Asian Development Bank	1.375	03/23/20	1,476,177
1,000,000	Asian Development Bank	2.125	11/24/21	1,003,407
600,000	Asian Development Bank	1.875	02/18/22	590,321
500,000	Asian Development Bank	2.000	01/22/25	478,098
75,000	Asian Development Bank	5.820	06/16/28	95,687
906,000	Brazilian Government International Bond	5.875	01/15/19	1,005,660
2,090,000	Brazilian Government International Bond	4.875	01/22/21	2,184,050
1,424,000	Brazilian Government International Bond	4.250	01/07/25	1,374,160
2,730,000	Brazilian Government International Bond	5.625	01/07/41	2,607,150
1,152,000	Brazilian Government International Bond	5.000	01/27/45	996,480
850,000	Canada Government International Bond	0.875	02/14/17	852,953
1,000,000	Canada Government International Bond	1.125	03/19/18	1,001,378
1,000,000	Canada Government International Bond	1.625	02/27/19	1,008,400
300,000	Chile Government International Bond	2.250	10/30/22	289,950
880,000	Chile Government International Bond	3.125	03/27/25	882,200
300,000	Chile Government International Bond	3.625	10/30/42	268,875
850,000	China Development Bank	5.000	10/15/15	859,206
450,000	Colombia Government International Bond	7.375	03/18/19	521,100
900,000	Colombia Government International Bond	4.375	07/12/21	941,400
600,000	Colombia Government International Bond	2.625	03/15/23	549,600
1,250,000	Colombia Government International Bond	4.000	02/26/24	1,243,750
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,353,125
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,164,375
1,200,000	Colombia Government International Bond	5.000	06/15/45	1,110,000
500,000	Corp Andina de Fomento	3.750	01/15/16	505,020
500,000	Corp Andina de Fomento	1.500	08/08/17	502,595
106

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$527,000	Corp Andina de Fomento	4.375%	06/15/22	$569,127
1,000,000	Council of Europe Development Bank	2.625	02/16/16	1,013,570
500,000	Council of Europe Development Bank	1.500	06/19/17	506,203
500,000	Council of Europe Development Bank	1.000	03/07/18	498,309
500,000	Council of Europe Development Bank	1.125	05/31/18	498,667
300,000	Development Bank of Japan	5.125	02/01/17	319,905
50,000	European Bank for Reconstruction & Development	1.625	09/03/15	50,145
1,500,000	European Bank for Reconstruction & Development	2.500	03/15/16	1,522,521
1,000,000	European Bank for Reconstruction & Development	1.375	10/20/16	1,012,580
500,000	European Bank for Reconstruction & Development	0.750	09/01/17	498,662
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	502,652
500,000	European Bank for Reconstruction & Development	1.750	11/26/19	501,125
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,287,218
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	490,600
5,000,000	European Investment Bank	1.625	09/01/15	5,010,850
5,500,000	European Investment Bank	1.375	10/20/15	5,517,545
4,000,000	European Investment Bank	2.250	03/15/16	4,052,720
1,000,000	European Investment Bank	0.625	04/15/16	1,001,650
2,200,000	European Investment Bank	1.750	03/15/17	2,237,816
2,500,000	European Investment Bank	0.875	04/18/17	2,505,675
700,000	European Investment Bank	1.000	08/17/17	702,021
750,000	European Investment Bank	1.000	03/15/18	748,039
500,000	European Investment Bank	1.000	06/15/18	497,103
2,000,000	European Investment Bank	1.125	08/15/18	1,992,674
1,000,000	European Investment Bank	1.875	03/15/19	1,014,725
1,500,000	European Investment Bank	1.375	06/15/20	1,466,611
1,000,000	European Investment Bank	2.875	09/15/20	1,047,990
500,000	European Investment Bank	2.500	04/15/21	513,009
2,500,000	European Investment Bank	2.125	10/15/21	2,493,327
2,000,000	European Investment Bank	3.250	01/29/24	2,122,942
500,000	European Investment Bank	2.500	10/15/24	498,312
1,705,000	European Investment Bank	4.875	02/15/36	2,081,611
300,000	Export Development Canada	0.500	09/15/15	300,132
250,000	Export Development Canada	1.250	10/26/16	252,293
500,000	Export Development Canada	0.625	12/15/16	500,339
1,300,000	Export Development Canada	0.750	12/15/17	1,292,356
500,000	Export Development Canada	1.000	06/15/18	498,119
500,000	Export Development Canada	1.750	08/19/19	503,246
1,090,000	Export-Import Bank of Korea	4.125	09/09/15	1,096,884
300,000	Export-Import Bank of Korea	1.250	11/20/15	300,228
400,000	Export-Import Bank of Korea	3.750	10/20/16	413,162
200,000	Export-Import Bank of Korea	1.750	02/27/18	199,716
400,000	Export-Import Bank of Korea	2.875	09/17/18	411,401
775,000	Export-Import Bank of Korea	5.125	06/29/20	867,894
300,000	Export-Import Bank of Korea	5.000	04/11/22	336,902
500,000	Export-Import Bank of Korea	4.000	01/14/24	529,049
750,000	Export-Import Bank of Korea	2.875	01/21/25	722,867
500,000	Export-Import Bank of Korea	3.250	08/12/26	489,300
1,590,000	Federative Republic of Brazil	6.000	01/17/17	1,697,325
451,667	Federative Republic of Brazil	8.000	01/15/18	489,381
100,000	Finland Government International Bond	6.950	02/15/26	133,820
300,000	FMS Wertmanagement AoeR	0.625	04/18/16	300,439
107

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,750,000	FMS Wertmanagement AoeR	1.000%	11/21/17	$2,750,132
500,000	Hydro Quebec	2.000	06/30/16	507,121
1,800,000	Hydro Quebec	1.375	06/19/17	1,814,971
270,000	Hydro Quebec	9.400	02/01/21	359,834
200,000	Hydro Quebec	8.500	12/01/29	301,200
2,500,000	Inter-American Development Bank	2.250	07/15/15	2,502,060
1,500,000	Inter-American Development Bank	1.000	07/14/17	1,504,707
500,000	Inter-American Development Bank	1.250	01/16/18	503,547
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,047,976
750,000	Inter-American Development Bank	1.500	09/25/18	756,594
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,205,579
1,000,000	Inter-American Development Bank	1.750	10/15/19	1,006,573
750,000	Inter-American Development Bank	1.375	07/15/20	737,498
500,000	Inter-American Development Bank	2.125	01/15/25	484,955
700,000	Inter-American Development Bank	3.200	08/07/42	650,549
300,000	Inter-American Development Bank	4.375	01/24/44	346,106
2,100,000	International Bank for Reconstruction & Development	2.125	03/15/16	2,127,042
950,000	International Bank for Reconstruction & Development	1.000	09/15/16	955,786
4,000,000	International Bank for Reconstruction & Development	1.000	06/15/18	3,992,596
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,526,274
1,000,000	International Bank for Reconstruction & Development	1.875	10/07/19	1,011,824
1,500,000	International Bank for Reconstruction & Development	2.125	11/01/20	1,529,003
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	547,720
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	504,247
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,600,517
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	997,656
2,750,000	International Finance Corp	1.125	11/23/16	2,764,746
500,000	International Finance Corp	1.250	07/16/18	501,006
2,000,000	International Finance Corp	1.750	09/04/18	2,019,392
400,000	Israel Government International Bond	5.125	03/26/19	448,500
705,000	Israel Government International Bond	4.000	06/30/22	753,786
300,000	Israel Government International Bond	3.150	06/30/23	302,910
300,000	Israel Government International Bond	4.500	01/30/43	294,000
1,200,000	Italian Republic	5.250	09/20/16	1,258,758
1,374,000	Italian Republic	5.375	06/15/33	1,530,920
1,500,000	Italy Government International Bond	4.750	01/25/16	1,531,965
430,000	Italy Government International Bond	5.375	06/12/17	462,455
500,000	Italy Government International Bond	6.875	09/27/23	619,987
1,100,000	Japan Bank for International Cooperation	1.875	09/24/15	1,103,405
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,902,168
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,060,329
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,112,700
500,000	Japan Bank for International Cooperation	2.125	02/10/25	477,756
600,000	Japan Finance Corp	2.250	07/13/16	610,191
900,000	Japan Finance Organization for Municipalities	5.000	05/16/17	967,012
3,000,000	KFW	1.250	10/26/15	3,008,580
1,000,000	KFW	0.500	04/19/16	1,000,690
1,350,000	KFW	4.875	01/17/17	1,436,643
4,500,000	KFW	1.250	02/15/17	4,540,667
1,000,000	KFW	0.875	12/15/17	997,131
2,000,000	KFW	1.000	06/11/18	1,989,196
1,105,000	KFW	4.500	07/16/18	1,212,671
108

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	KFW	1.750%	10/15/19	$502,512
6,925,000	KFW	4.000	01/27/20	7,611,454
1,000,000	KFW	2.750	10/01/20	1,042,621
1,600,000	KFW	2.625	01/25/22	1,642,206
2,750,000	KFW	2.000	10/04/22	2,700,924
2,000,000	KFW	2.500	11/20/24	1,997,538
2,000,000	KFW	2.000	05/02/25	1,898,120
475,000	Korea Development Bank	4.375	08/10/15	476,834
235,000	Korea Development Bank	3.250	03/09/16	238,371
400,000	Korea Development Bank	3.500	08/22/17	415,270
300,000	Korea Development Bank	1.500	01/22/18	297,848
400,000	Korea Development Bank	3.000	03/17/19	411,142
500,000	Korea Development Bank	2.500	03/11/20	501,392
200,000	Korea Development Bank	3.000	09/14/22	199,221
500,000	Korea Development Bank	3.750	01/22/24	521,158
3,025,000	Landwirtschaftliche Rentenbank	5.125	02/01/17	3,232,972
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	505,333
1,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	989,139
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	477,646
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,021,000
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,610,232
4,098,000	Mexico Government International Bond	4.000	10/02/23	4,206,597
2,000,000	Mexico Government International Bond	3.600	01/30/25	1,972,000
461,000	Mexico Government International Bond	6.750	09/27/34	578,555
730,000	Mexico Government International Bond	6.050	01/11/40	830,375
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,407,670
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,789,168
505,000	Mexico Government International Bond	4.600	01/23/46	468,388
150,000	Mexico Government International Bond	5.750	10/12/10	147,750
500,000	Nordic Investment Bank	2.250	03/15/16	506,565
1,500,000	Nordic Investment Bank	0.750	01/17/18	1,489,283
500,000	Nordic Investment Bank	2.250	09/30/21	505,078
2,300,000	North American Development Bank	2.400	10/26/22	2,228,990
1,100,000	Panama Government International Bond	5.200	01/30/20	1,212,200
250,000	Panama Government International Bond	4.000	09/22/24	251,250
1,000,000	Panama Government International Bond	3.750	03/16/25	985,000
300,000	Panama Government International Bond	7.125	01/29/26	378,000
692,000	Panama Government International Bond	6.700	01/26/36	854,620
400,000	Panama Government International Bond	4.300	04/29/53	349,000
520,000	Peruvian Government International Bond	7.125	03/30/19	605,540
925,000	Peruvian Government International Bond	7.350	07/21/25	1,207,125
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,369,500
700,000	Peruvian Government International Bond	5.625	11/18/50	780,500
225,000	Philippine Government International Bond	4.200	01/21/24	245,250
2,750,000	Philippine Government International Bond	5.000	01/13/37	3,183,125
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,123,830
380,000	Poland Government International Bond	3.875	07/16/15	380,281
1,985,000	Poland Government International Bond	6.375	07/15/19	2,293,668
67,000	Poland Government International Bond	5.125	04/21/21	74,330
390,000	Poland Government International Bond	5.000	03/23/22	432,354
490,000	Poland Government International Bond	3.000	03/17/23	481,082
1,000,000	Poland Government International Bond	4.000	01/22/24	1,046,250
109

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Province of British Columbia Canada	1.200%	04/25/17	$403,132
200,000	Province of British Columbia Canada	2.650	09/22/21	205,505
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,761,239
500,000	Province of Manitoba Canada	4.900	12/06/16	529,789
500,000	Province of Manitoba Canada	1.125	06/01/18	498,228
500,000	Province of Manitoba Canada	1.750	05/30/19	504,224
300,000	Province of Manitoba Canada	3.050	05/14/24	307,988
200,000	Province of New Brunswick Canada	5.200	02/21/17	214,185
200,000	Province of New Brunswick Canada	2.750	06/15/18	208,368
50,000	Province of Nova Scotia Canada	5.125	01/26/17	53,283
200,000	Province of Nova Scotia Canada	8.250	07/30/22	266,774
1,000,000	Province of Ontario Canada	2.300	05/10/16	1,015,173
2,300,000	Province of Ontario Canada	1.600	09/21/16	2,326,314
1,300,000	Province of Ontario Canada	1.100	10/25/17	1,301,667
1,000,000	Province of Ontario Canada	2.000	01/30/19	1,014,903
1,000,000	Province of Ontario Canada	1.650	09/27/19	995,221
230,000	Province of Ontario Canada	4.400	04/14/20	255,542
800,000	Province of Ontario Canada	2.450	06/29/22	799,682
1,500,000	Province of Ontario Canada	3.200	05/16/24	1,557,408
385,000	Province of Quebec Canada	5.125	11/14/16	407,865
1,135,000	Province of Quebec Canada	4.625	05/14/18	1,240,536
1,120,000	Province of Quebec Canada	3.500	07/29/20	1,199,372
1,100,000	Province of Quebec Canada	2.625	02/13/23	1,104,903
200,000	Province of Quebec Canada	7.125	02/09/24	259,860
500,000	Province of Quebec Canada	2.875	10/16/24	502,342
201,000	Province of Quebec Canada	7.500	09/15/29	290,174
100,000	Province of Saskatchewan Canada	8.500	07/15/22	135,925
200,000	Region of Lombardy Italy	5.804	10/25/32	213,103
700,000	Republic of Korea	7.125	04/16/19	830,970
500,000	Republic of Korea	3.875	09/11/23	538,900
400,000	Republic of Korea	4.125	06/10/44	438,880
800,000	Republic of Turkey	7.500	07/14/17	882,880
1,010,000	South Africa Government International Bond	6.875	05/27/19	1,148,875
225,000	South Africa Government International Bond	5.500	03/09/20	244,800
500,000	South Africa Government International Bond	4.665	01/17/24	511,250
300,000	South Africa Government International Bond	5.875	09/16/25	332,353
300,000	South Africa Government International Bond	6.250	03/08/41	338,625
525,000	South Africa Government International Bond	5.375	07/24/44	523,568
625,000	Svensk Exportkredit AB	5.125	03/01/17	669,526
1,000,000	Svensk Exportkredit AB	1.750	05/30/17	1,015,905
425,000	Svensk Exportkredit AB	1.125	04/05/18	424,029
500,000	Svensk Exportkredit AB	1.875	06/17/19	505,632
4,000,000	Turkey Government International Bond	6.750	04/03/18	4,410,936
600,000	Turkey Government International Bond	6.250	09/26/22	667,464
3,500,000	Turkey Government International Bond	3.250	03/23/23	3,255,000
800,000	Turkey Government International Bond	5.750	03/22/24	866,000
525,000	Turkey Government International Bond	4.250	04/14/26	500,409
4,250,000	Turkey Government International Bond	4.875	04/16/43	3,867,330
800,000	Turkey Government International Bond	6.625	02/17/45	918,000
519,343	Uruguay Government International Bond	4.500	08/14/24	545,310
500,000	Uruguay Government International Bond	4.125	11/20/45	426,250
1,313,907	Uruguay Government International Bond	5.100	06/18/50	1,251,496
	TOTAL FOREIGN GOVERNMENT BONDS			268,532,470
110

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MORTGAGE BACKED - 27.9%
$54,338	i	Federal Home Loan Mortgage Corp (FHLMC)	2.483%	04/01/35	$57,485
9,328	i	FHLMC	2.250	10/01/35	9,939
126,022	i	FHLMC	2.384	02/01/36	135,297
72,136	i	FHLMC	2.399	07/01/36	77,044
237,472	i	FHLMC	2.253	09/01/36	251,244
118,316	i	FHLMC	2.368	09/01/36	125,997
184,682	i	FHLMC	2.371	09/01/36	196,061
43,204	i	FHLMC	5.895	01/01/37	46,105
15,251	i	FHLMC	2.390	02/01/37	16,358
9,243	i	FHLMC	2.392	02/01/37	9,848
325,517	i	FHLMC	2.396	03/01/37	346,575
13,714	i	FHLMC	5.740	03/01/37	14,035
229,140	i	FHLMC	5.713	04/01/37	245,820
191,235	i	FHLMC	6.034	04/01/37	204,538
30,152	i	FHLMC	1.950	05/01/37	30,755
44,032	i	FHLMC	2.713	05/01/37	47,128
44,975	i	FHLMC	2.411	06/01/37	47,848
185,961	i	FHLMC	2.458	06/01/37	199,106
195,458	i	FHLMC	2.679	08/01/37	202,209
136,170	i	FHLMC	1.411	09/01/37	143,404
238,237	i	FHLMC	1.676	09/01/37	249,455
1,372	i	FHLMC	6.174	09/01/37	1,421
23,199	i	FHLMC	5.471	02/01/38	24,820
68,995	i	FHLMC	2.381	04/01/38	71,743
140,718	i	FHLMC	2.680	04/01/38	149,791
41,807	i	FHLMC	2.671	06/01/38	44,579
16,146	i	FHLMC	2.125	07/01/38	17,140
24,926	i	FHLMC	2.999	06/01/40	26,503
299,163	i	FHLMC	3.392	07/01/40	316,556
280,503	i	FHLMC	2.961	01/01/41	296,161
40,784	i	FHLMC	2.531	05/01/41	42,890
732,761	i	FHLMC	2.862	08/01/41	780,157
397,464	i	FHLMC	2.954	09/01/41	423,674
89,168	i	FHLMC	3.111	10/01/41	93,808
868		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	871
9		FGLMC	7.500	05/01/16	9
5		FGLMC	7.500	06/01/16	5
6,045		FGLMC	5.500	05/01/17	6,201
12,686		FGLMC	5.500	06/01/17	13,081
11,033		FGLMC	5.000	12/01/17	11,519
6,164		FGLMC	5.500	12/01/17	6,370
12,019		FGLMC	5.000	03/01/18	12,548
40,353		FGLMC	5.000	04/01/18	42,130
38,170		FGLMC	4.500	06/01/18	39,742
102,769		FGLMC	4.500	09/01/18	107,003
83,152		FGLMC	4.000	11/01/18	87,074
138,931		FGLMC	4.500	01/01/19	144,935
14,779		FGLMC	4.000	05/01/19	15,476
116,056		FGLMC	4.500	05/01/19	121,045
111

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$270,547	FGLMC	4.500%	06/01/19	$282,182
97,893	FGLMC	4.000	10/01/19	102,510
33,208	FGLMC	5.500	11/01/19	35,539
278,591	FGLMC	4.500	12/01/19	291,692
39,848	FGLMC	4.500	01/01/20	41,492
844,537	FGLMC	4.500	02/01/20	879,332
17,512	FGLMC	4.500	02/01/20	18,381
203,406	FGLMC	5.000	05/01/20	212,459
193,804	FGLMC	5.000	05/01/20	202,371
17,309	FGLMC	4.500	07/01/20	18,213
197,834	FGLMC	5.000	07/01/20	209,976
3,927	FGLMC	7.000	10/01/20	4,189
17,988	FGLMC	5.000	12/01/20	19,153
696,264	FGLMC	4.000	05/01/21	729,104
219,539	FGLMC	4.500	06/01/21	230,121
396,609	FGLMC	4.500	06/01/21	415,741
182,746	FGLMC	5.000	07/01/21	194,795
27,023	FGLMC	5.500	07/01/21	29,321
3,181,351	FGLMC	3.000	12/01/21	3,303,687
17,800	FGLMC	5.000	10/01/22	19,233
15,047	FGLMC	6.000	11/01/22	16,572
131,624	FGLMC	5.000	04/01/23	142,560
8,388	FGLMC	4.500	05/01/23	8,919
110,238	FGLMC	5.000	05/01/23	121,175
28,851	FGLMC	5.000	10/01/23	31,364
21,671	FGLMC	5.500	10/01/23	24,242
24,223	FGLMC	5.000	11/01/23	26,631
49,379	FGLMC	5.000	03/01/24	54,276
12,421	FGLMC	4.500	04/01/24	13,269
5,325	FGLMC	4.500	05/01/24	5,688
36,391	FGLMC	4.500	06/01/24	38,865
169,522	FGLMC	4.000	07/01/24	179,173
337,342	FGLMC	4.000	07/01/24	358,357
60,452	FGLMC	5.500	07/01/24	66,149
343,873	FGLMC	4.000	08/01/24	363,418
53,051	FGLMC	4.500	09/01/24	56,594
24,867	FGLMC	4.500	09/01/24	26,591
12,916	FGLMC	4.500	09/01/24	13,839
12,646	FGLMC	5.500	09/01/24	14,154
423,728	FGLMC	4.000	10/01/24	450,154
45,733	FGLMC	4.500	10/01/24	49,328
12,872	FGLMC	4.500	10/01/24	13,751
12,370	FGLMC	4.500	11/01/24	13,210
39,767	FGLMC	4.500	12/01/24	42,607
24,769	FGLMC	4.500	02/01/25	26,459
569,989	FGLMC	4.000	03/01/25	602,612
15,610	FGLMC	4.500	06/01/25	16,692
31,421	FGLMC	4.500	07/01/25	33,535
603,812	FGLMC	3.500	10/01/25	637,199
315,030	FGLMC	4.000	10/01/25	332,480
624,696	FGLMC	3.500	11/01/25	659,220
1,042,893	FGLMC	3.500	11/01/25	1,100,533
112

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$281,336	FGLMC	3.500%	12/01/25	$296,343
192,766	FGLMC	3.000	01/01/26	199,471
2,059,384	FGLMC	3.500	01/01/26	2,173,357
182,603	FGLMC	4.000	04/01/26	194,398
366,149	FGLMC	4.000	05/01/26	389,903
84,188	FGLMC	5.500	07/01/26	94,197
1,190,861	FGLMC	4.000	08/01/26	1,268,235
7,061	FGLMC	6.000	08/01/26	7,984
336,316	FGLMC	3.000	09/01/26	348,247
885,149	FGLMC	3.000	10/01/26	916,651
1,240,233	FGLMC	3.500	10/01/26	1,309,197
39,299	FGLMC	5.000	10/01/26	43,207
11,299	FGLMC	5.500	10/01/26	12,640
5,150,188	FGLMC	3.000	02/01/27	5,333,368
2,851,281	FGLMC	2.500	05/01/27	2,907,971
2,836,101	FGLMC	2.500	11/01/27	2,892,509
132,334	FGLMC	6.000	12/01/27	149,654
2,271,507	FGLMC	2.500	01/01/28	2,316,658
5,828,988	FGLMC	2.500	03/01/28	5,944,994
168,137	FGLMC	5.000	03/01/28	184,871
3,171,186	FGLMC	2.500	05/01/28	3,234,271
17,378	FGLMC	5.500	05/01/28	19,446
8,174,355	FGLMC	2.500	07/01/28	8,337,060
8,623,496	FGLMC	2.500	07/01/28	8,795,181
2,289,517	FGLMC	3.000	10/01/28	2,370,959
122	FGLMC	6.500	10/01/28	139
140,948	FGLMC	5.500	01/01/29	157,738
4,970	FGLMC	6.500	01/01/29	5,690
24,286	FGLMC	4.000	02/01/29	25,677
4,689,670	FGLMC	3.500	03/01/29	4,939,829
1,208	FGLMC	6.500	03/01/29	1,408
107,409	FGLMC	4.500	04/01/29	115,890
8,717,606	FGLMC	3.000	07/01/29	9,020,834
15,318	FGLMC	6.500	07/01/29	17,538
40,463	FGLMC	5.000	12/01/29	44,636
19,901,962	FGLMC	2.500	05/01/30	20,117,267
60,979	FGLMC	4.000	08/01/30	64,501
356,741	FGLMC	4.500	01/01/31	386,979
716	FGLMC	8.000	01/01/31	829
410,089	FGLMC	4.000	03/01/31	436,421
48,917	FGLMC	4.000	05/01/31	52,064
394,311	FGLMC	4.500	05/01/31	427,766
164,370	FGLMC	4.000	06/01/31	173,895
511,905	FGLMC	4.000	08/01/31	544,783
472,516	FGLMC	4.000	09/01/31	503,842
6,479	FGLMC	6.500	09/01/31	7,432
19,015	FGLMC	8.000	09/01/31	22,342
230,220	FGLMC	3.500	11/01/31	239,755
90,278	FGLMC	7.000	12/01/31	100,740
33,687	FGLMC	6.500	01/01/32	38,639
75,267	FGLMC	6.000	02/01/32	86,128
3,275,073	FGLMC	3.000	03/01/32	3,326,294
113

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$31,381	FGLMC	7.000%	04/01/32	$37,049
25,784	FGLMC	6.500	05/01/32	29,521
2,570,093	FGLMC	3.500	09/01/32	2,678,455
24,514	FGLMC	5.500	11/01/32	27,612
27,658	FGLMC	6.000	02/01/33	31,258
110,409	FGLMC	5.000	03/01/33	123,029
96,825	FGLMC	6.000	03/01/33	110,519
6,356	FGLMC	6.000	03/01/33	7,186
88,196	FGLMC	6.000	03/01/33	100,797
49,927	FGLMC	5.000	04/01/33	55,390
12,330	FGLMC	6.000	04/01/33	14,107
767,812	FGLMC	5.000	06/01/33	844,313
250,295	FGLMC	5.500	06/01/33	282,029
4,291,086	FGLMC	3.500	07/01/33	4,475,749
101,802	FGLMC	4.500	07/01/33	110,299
8,862	FGLMC	5.000	08/01/33	9,870
127,421	FGLMC	5.000	08/01/33	140,143
30,597	FGLMC	6.500	08/01/33	35,073
326,059	FGLMC	5.000	09/01/33	363,651
144,926	FGLMC	5.500	09/01/33	162,815
125,716	FGLMC	5.500	09/01/33	141,815
139,261	FGLMC	5.500	09/01/33	157,548
54,384	FGLMC	5.500	09/01/33	61,250
54,724	FGLMC	4.000	10/01/33	58,030
21,079	FGLMC	5.000	10/01/33	23,417
189,160	FGLMC	5.500	10/01/33	213,871
184,676	FGLMC	5.500	12/01/33	208,145
54,121	FGLMC	5.500	12/01/33	60,944
619,627	FGLMC	7.000	12/01/33	732,712
515,727	FGLMC	5.000	01/01/34	577,425
12,686	FGLMC	5.500	02/01/34	14,307
64,422	FGLMC	5.000	03/01/34	71,354
76,634	FGLMC	5.500	03/01/34	86,291
158,646	FGLMC	5.000	05/01/34	176,150
83,808	FGLMC	4.500	06/01/34	90,925
138,310	FGLMC	5.000	06/01/34	152,071
61,495	FGLMC	5.500	06/01/34	69,237
35,877	FGLMC	6.000	06/01/34	40,547
118,510	FGLMC	6.000	09/01/34	135,384
9,239,645	FGLMC	3.500	10/01/34	9,634,490
15,734	FGLMC	5.000	11/01/34	17,541
703,195	FGLMC	5.500	11/01/34	790,524
531,761	FGLMC	5.000	12/01/34	588,015
30,637	FGLMC	5.500	12/01/34	34,509
88,677	FGLMC	5.500	12/01/34	99,910
9,313	FGLMC	5.500	01/01/35	10,486
4,878	FGLMC	5.500	01/01/35	5,492
40,024	FGLMC	5.500	01/01/35	44,979
238,954	FGLMC	4.500	04/01/35	259,328
32,179	FGLMC	6.000	05/01/35	36,717
220,179	FGLMC	6.000	05/01/35	250,488
217,623	FGLMC	7.000	05/01/35	259,021
114

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$30,834	FGLMC	5.500%	06/01/35	$34,702
49,523	FGLMC	5.500	06/01/35	55,746
888,640	FGLMC	5.000	07/01/35	984,625
28,254	FGLMC	5.000	07/01/35	31,056
38,958	FGLMC	6.000	07/01/35	44,077
1,301,617	FGLMC	5.000	08/01/35	1,439,142
44,519	FGLMC	5.500	08/01/35	49,843
98,278	FGLMC	6.000	08/01/35	111,073
18,378	FGLMC	4.500	09/01/35	19,917
180,380	FGLMC	5.000	10/01/35	199,070
22,932	FGLMC	5.000	10/01/35	25,251
110,642	FGLMC	5.000	10/01/35	121,614
641,411	FGLMC	5.500	10/01/35	721,199
128,703	FGLMC	5.000	12/01/35	141,626
21,181	FGLMC	5.000	12/01/35	23,370
59,882	FGLMC	6.000	01/01/36	67,742
17,465	FGLMC	5.000	02/01/36	19,314
40,852	FGLMC	5.000	02/01/36	45,120
21,689	FGLMC	6.000	02/01/36	24,784
241,228	FGLMC	5.500	04/01/36	271,926
28,797	FGLMC	5.500	05/01/36	32,384
853	FGLMC	6.500	05/01/36	976
849,590	FGLMC	6.000	06/01/36	969,308
168,529	FGLMC	5.000	07/01/36	185,737
186,860	FGLMC	6.000	07/01/36	213,885
29,096	FGLMC	6.000	08/01/36	33,068
27,384	FGLMC	6.000	09/01/36	31,086
760,361	FGLMC	5.500	10/01/36	851,049
576,625	FGLMC	5.500	10/01/36	645,083
90,131	FGLMC	6.500	10/01/36	108,302
33,676	FGLMC	5.500	11/01/36	37,708
83,139	FGLMC	6.000	11/01/36	94,632
400,794	FGLMC	6.000	12/01/36	454,128
639,810	FGLMC	5.500	03/01/37	716,103
250,925	FGLMC	6.000	03/01/37	284,109
39,506	FGLMC	6.500	03/01/37	45,231
254,890	FGLMC	5.500	04/01/37	285,141
31,866	FGLMC	5.000	05/01/37	35,103
23,124	FGLMC	5.000	06/01/37	25,418
119,503	FGLMC	5.500	06/01/37	133,686
462,733	FGLMC	6.000	07/01/37	522,967
165,885	FGLMC	6.000	08/01/37	188,161
72,734	FGLMC	6.000	09/01/37	82,528
739,907	FGLMC	5.500	10/01/37	832,868
24,972	FGLMC	6.000	11/01/37	28,223
196,232	FGLMC	6.500	11/01/37	224,670
83,272	FGLMC	6.000	01/01/38	94,199
39,692	FGLMC	6.000	02/01/38	44,894
299,528	FGLMC	6.000	02/01/38	338,646
1,186,191	FGLMC	5.000	03/01/38	1,306,050
388,123	FGLMC	5.000	03/01/38	427,379
444,449	FGLMC	5.000	04/01/38	491,389
115

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$44,461	FGLMC	5.000%	04/01/38	$49,490
550,951	FGLMC	5.500	04/01/38	616,339
130,621	FGLMC	5.500	05/01/38	146,221
15,157	FGLMC	5.500	06/01/38	16,958
36,617	FGLMC	6.000	07/01/38	41,417
507,333	FGLMC	5.500	08/01/38	567,579
65,670	FGLMC	5.500	08/01/38	73,720
59,919	FGLMC	5.000	09/01/38	65,874
810,940	FGLMC	5.500	09/01/38	907,185
241,528	FGLMC	5.500	09/01/38	272,238
13,289	FGLMC	5.500	10/01/38	14,879
300,520	FGLMC	6.000	11/01/38	339,946
2,070,030	FGLMC	5.500	01/01/39	2,315,706
1,754,750	FGLMC	4.500	02/01/39	1,896,203
864,376	FGLMC	5.000	02/01/39	950,191
59,731	FGLMC	5.500	02/01/39	66,829
10,110	FGLMC	4.500	03/01/39	10,918
320,678	FGLMC	5.000	03/01/39	355,711
44,893	FGLMC	6.000	03/01/39	50,757
48,715	FGLMC	4.500	04/01/39	53,472
2,084,432	FGLMC	4.500	04/01/39	2,265,574
602,399	FGLMC	4.000	05/01/39	636,284
15,995	FGLMC	4.500	05/01/39	17,289
7,163,553	FGLMC	4.500	05/01/39	7,816,410
316,946	FGLMC	4.500	05/01/39	341,890
1,133,289	FGLMC	4.500	05/01/39	1,222,546
292,655	FGLMC	5.000	05/01/39	322,381
678,304	FGLMC	4.000	06/01/39	716,458
142,867	FGLMC	4.500	06/01/39	154,099
3,647,546	FGLMC	4.500	06/01/39	3,945,662
51,432	FGLMC	5.000	06/01/39	56,532
24,253	FGLMC	5.500	06/01/39	27,131
948,646	FGLMC	4.000	07/01/39	1,004,327
81,948	FGLMC	4.500	07/01/39	88,650
469,418	FGLMC	4.500	07/01/39	507,719
39,475	FGLMC	4.500	07/01/39	42,684
271,644	FGLMC	5.000	07/01/39	299,334
412,400	FGLMC	5.500	07/01/39	461,345
37,565	FGLMC	4.500	08/01/39	40,624
96,847	FGLMC	5.000	08/01/39	106,752
454,040	FGLMC	4.000	09/01/39	479,672
747,010	FGLMC	5.000	09/01/39	828,563
2,245,153	FGLMC	5.000	09/01/39	2,468,237
23,649	FGLMC	5.500	09/01/39	26,698
975,544	FGLMC	6.500	09/01/39	1,116,921
138,486	FGLMC	4.500	10/01/39	152,066
107,654	FGLMC	4.500	10/01/39	118,192
315,769	FGLMC	4.500	10/01/39	341,563
56,506	FGLMC	5.000	10/01/39	62,621
52,235	FGLMC	4.000	11/01/39	55,249
219,353	FGLMC	4.500	11/01/39	237,230
16,183	FGLMC	5.000	11/01/39	17,807
116

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$77,322	FGLMC	5.000%	11/01/39	$85,359
186,661	FGLMC	4.500	12/01/39	201,948
693,219	FGLMC	4.500	12/01/39	758,068
396,985	FGLMC	4.500	12/01/39	428,309
251,219	FGLMC	4.500	12/01/39	272,893
344,077	FGLMC	5.500	12/01/39	384,914
438,775	FGLMC	4.500	01/01/40	474,962
35,832	FGLMC	5.000	01/01/40	39,777
72,660	FGLMC	5.500	01/01/40	81,330
135,356	FGLMC	5.500	03/01/40	151,434
1,894,950	FGLMC	4.000	04/01/40	2,007,899
309,361	FGLMC	4.500	04/01/40	334,129
71,809	FGLMC	4.500	04/01/40	78,543
489,703	FGLMC	5.000	04/01/40	540,725
216,772	FGLMC	5.000	04/01/40	239,852
1,764,241	FGLMC	6.000	04/01/40	1,993,892
5,044,283	FGLMC	4.500	05/01/40	5,456,294
3,227,701	FGLMC	5.000	05/01/40	3,602,553
11,160	FGLMC	4.500	06/01/40	12,073
1,249,336	FGLMC	5.500	06/01/40	1,409,996
2,493,280	FGLMC	4.500	07/01/40	2,697,759
48,579	FGLMC	4.500	08/01/40	52,548
1,241,232	FGLMC	5.000	08/01/40	1,376,547
125,794	FGLMC	5.000	08/01/40	139,091
529,367	FGLMC	5.000	08/01/40	587,135
7,770,893	FGLMC	5.500	08/01/40	8,694,385
686,963	FGLMC	4.000	09/01/40	726,807
6,546,146	FGLMC	4.000	11/01/40	6,945,922
3,792,254	FGLMC	4.000	12/01/40	4,024,146
1,117,790	FGLMC	3.500	01/01/41	1,149,674
863,421	FGLMC	3.500	01/01/41	888,123
694,221	FGLMC	4.000	01/01/41	735,488
647,650	FGLMC	3.500	02/01/41	666,326
1,014,462	FGLMC	4.000	02/01/41	1,073,594
2,790,911	FGLMC	4.000	02/01/41	2,956,753
4,160,671	FGLMC	4.000	04/01/41	4,408,186
825,938	FGLMC	4.500	04/01/41	893,904
199,631	FGLMC	5.000	04/01/41	221,075
822,567	FGLMC	4.500	05/01/41	889,958
988,370	FGLMC	4.500	06/01/41	1,069,729
2,269,119	FGLMC	3.500	10/01/41	2,334,262
1,964,580	FGLMC	5.000	10/01/41	2,178,588
2,651,401	FGLMC	3.500	11/01/41	2,728,691
1,258,047	FGLMC	4.500	12/01/41	1,360,570
9,229,288	FGLMC	3.500	01/01/42	9,497,632
2,735,170	FGLMC	3.500	02/01/42	2,814,725
3,581,162	FGLMC	3.500	04/01/42	3,685,629
6,024,370	FGLMC	4.000	05/01/42	6,394,102
3,886,938	FGLMC	3.500	07/01/42	4,000,329
1,032,296	FGLMC	3.000	08/01/42	1,027,043
6,141,288	FGLMC	3.000	10/01/42	6,110,040
4,109,070	FGLMC	3.000	10/01/42	4,088,225
117

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,927,234	FGLMC	3.500%	12/01/42	$1,983,459
5,007,261	FGLMC	2.500	01/01/43	4,782,754
11,420,752	FGLMC	3.000	01/01/43	11,362,651
17,421,346	FGLMC	3.000	04/01/43	17,326,624
6,582,335	FGLMC	3.500	05/01/43	6,769,111
6,786,582	FGLMC	3.000	08/01/43	6,746,455
4,535,499	FGLMC	3.000	08/01/43	4,508,681
6,815,020	FGLMC	3.500	08/01/43	7,006,856
4,177,493	FGLMC	4.500	10/01/43	4,517,210
5,365,065	FGLMC	4.000	11/01/43	5,666,843
8,204,661	FGLMC	3.500	02/01/44	8,432,963
7,425,941	FGLMC	4.000	02/01/44	7,844,298
3,764,329	FGLMC	4.000	04/01/44	3,976,068
4,950,329	FGLMC	4.500	05/01/44	5,346,430
8,596,089	FGLMC	4.000	06/01/44	9,079,608
12,751,556	FGLMC	4.000	08/01/44	13,474,878
8,697,607	FGLMC	3.500	09/01/44	8,939,625
10,702,224	FGLMC	3.500	11/01/44	11,000,022
9,630,857	FGLMC	3.500	01/01/45	9,898,843
14,801,022	FGLMC	3.000	02/01/45	14,695,381
19,739,777	FGLMC	3.500	03/01/45	20,289,053
14,747,314	FGLMC	4.000	03/01/45	15,610,625
3,381	Federal National Mortgage Association (FNMA)	5.500	09/01/16	3,398
880	FNMA	6.500	10/01/16	894
8,932	FNMA	6.500	11/01/16	9,121
6,995	FNMA	6.500	04/01/17	7,258
6,988	FNMA	6.000	05/01/17	7,218
28,892	FNMA	5.000	09/01/17	30,244
4,266	FNMA	6.000	11/01/17	4,388
65,674	FNMA	5.000	12/01/17	68,749
269,721	FNMA	5.000	12/01/17	282,349
4,705	FNMA	5.000	12/01/17	4,925
513,476	FNMA	5.000	01/01/18	537,516
479,815	FNMA	4.500	02/01/18	499,488
72,899	FNMA	4.500	04/01/18	75,887
14,282	FNMA	5.000	04/01/18	14,951
123,147	FNMA	5.500	04/01/18	129,050
11,617	FNMA	5.500	04/01/18	12,111
4,771	FNMA	5.500	05/01/18	4,941
204,515	FNMA	4.500	06/01/18	212,956
24,045	FNMA	4.000	08/01/18	25,204
273,520	FNMA	4.000	08/01/18	286,697
66,244	FNMA	4.500	09/01/18	69,000
47,794	FNMA	4.500	10/01/18	49,755
162,510	FNMA	5.000	11/01/18	172,431
2,658	FNMA	5.000	01/01/19	2,783
8,031	FNMA	6.000	01/01/19	9,113
16,683	FNMA	4.500	05/01/19	17,408
39,269	FNMA	4.500	06/01/19	40,989
7,496	FNMA	4.500	06/01/19	7,822
40,004	FNMA	5.000	07/01/19	41,877
217,812	FNMA	5.000	10/01/19	231,165
118

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$28,379	FNMA	4.500%	11/01/19	$29,629
25,633	FNMA	4.500	12/01/19	26,758
27,116	FNMA	5.000	03/01/20	28,385
10,271	FNMA	5.000	04/01/20	10,846
18,987	FNMA	4.500	06/01/20	19,817
14,164	FNMA	4.500	09/01/20	14,784
15,420	FNMA	4.500	10/01/20	16,176
21,305	FNMA	4.500	11/01/20	22,241
45,553	FNMA	5.000	12/01/20	48,848
1,104,479	FNMA	5.500	01/01/21	1,165,846
93,199	FNMA	5.500	01/01/21	96,492
46,227	FNMA	5.000	03/01/21	49,076
37,394	FNMA	5.500	08/01/21	40,523
11,210	FNMA	6.000	08/01/21	12,365
7,338	FNMA	5.000	10/01/21	7,914
16,985	FNMA	5.000	11/01/21	18,094
9,428	FNMA	5.500	11/01/21	10,157
24,187	FNMA	5.500	10/01/22	26,381
12,289	FNMA	6.000	10/01/22	13,552
6,778	FNMA	5.000	03/01/23	7,340
19,927	FNMA	4.500	04/01/23	20,999
181,641	FNMA	4.500	06/01/23	193,311
15,127	FNMA	5.000	06/01/23	16,353
18,330	FNMA	5.500	06/01/23	20,561
36,286	FNMA	5.000	07/01/23	39,338
198,947	FNMA	5.000	07/01/23	215,786
20,229	FNMA	5.500	08/01/23	22,026
34,279	FNMA	5.000	11/01/23	37,805
11,496	FNMA	5.500	11/01/23	12,380
431,210	FNMA	5.500	01/01/24	468,374
33,200	FNMA	5.500	02/01/24	37,240
167,159	FNMA	4.000	03/01/24	176,967
12,527	FNMA	4.500	04/01/24	13,402
192,057	FNMA	4.000	05/01/24	202,311
656,969	FNMA	4.000	05/01/24	690,442
15,656	FNMA	4.000	06/01/24	16,576
19,634	FNMA	4.500	07/01/24	21,076
17,575	FNMA	5.500	07/01/24	19,703
363	FNMA	8.000	07/01/24	434
102,751	FNMA	4.500	08/01/24	109,941
393,845	FNMA	4.000	09/01/24	416,985
93,706	FNMA	4.000	09/01/24	99,223
44,956	FNMA	4.500	09/01/24	48,131
879,189	FNMA	4.500	10/01/24	943,672
45,255	FNMA	5.000	01/01/25	49,920
82,558	FNMA	4.500	02/01/25	88,572
665,142	FNMA	4.500	03/01/25	713,705
16,807	FNMA	4.500	03/01/25	18,034
184,324	FNMA	5.000	03/01/25	203,285
188,349	FNMA	4.500	04/01/25	201,312
465,047	FNMA	4.500	04/01/25	497,184
2,070,668	FNMA	4.000	05/01/25	2,211,544
119

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$666,210	FNMA	4.000%	06/01/25	$712,067
558,686	FNMA	4.500	06/01/25	597,840
207,494	FNMA	4.000	08/01/25	221,687
83,902	FNMA	5.500	08/01/25	95,052
1,113,628	FNMA	3.500	09/01/25	1,173,592
1,044,522	FNMA	4.000	09/01/25	1,105,738
1,156,448	FNMA	3.500	10/01/25	1,218,718
1,304,500	FNMA	3.500	10/01/25	1,377,875
403,879	FNMA	5.000	10/01/25	445,706
784,350	FNMA	4.000	11/01/25	838,281
1,201,117	FNMA	3.500	12/01/25	1,268,549
5,164,976	FNMA	3.500	02/01/26	5,455,805
844,190	FNMA	3.500	02/01/26	891,788
256,689	FNMA	4.000	03/01/26	274,351
738,743	FNMA	4.000	06/01/26	789,605
710,395	FNMA	3.500	08/01/26	750,286
542,184	FNMA	3.500	09/01/26	572,614
303,558	FNMA	4.000	09/01/26	324,370
818,895	FNMA	3.500	10/01/26	864,935
17,537	FNMA	6.000	10/01/26	19,901
1,196,890	FNMA	3.000	11/01/26	1,241,156
996,871	FNMA	3.000	12/01/26	1,033,776
2,697,068	FNMA	3.000	01/01/27	2,796,950
4,144,870	FNMA	4.000	01/01/27	4,416,524
1,947,689	FNMA	3.500	02/01/27	2,052,653
3,217,782	FNMA	3.000	04/01/27	3,337,023
1,976,387	FNMA	3.000	04/01/27	2,049,582
1,268,370	FNMA	3.500	05/01/27	1,340,068
1,170,784	FNMA	2.500	06/01/27	1,191,928
3,392,122	FNMA	3.000	06/01/27	3,517,623
1,409,745	FNMA	2.500	07/01/27	1,435,160
2,825,901	FNMA	2.500	09/01/27	2,876,874
45,675	FNMA	5.500	09/01/27	51,549
4,903,730	FNMA	2.500	10/01/27	4,992,238
3,229,063	FNMA	3.000	11/01/27	3,348,533
6,110	FNMA	5.500	01/01/28	6,851
8,473,671	FNMA	2.500	02/01/28	8,616,235
11,238,578	FNMA	2.500	02/01/28	11,427,530
5,004	FNMA	5.000	02/01/28	5,519
6,336,752	FNMA	2.500	04/01/28	6,443,413
9,244,771	FNMA	2.500	04/01/28	9,400,194
30,666	FNMA	5.500	06/01/28	34,378
2,446,658	FNMA	2.500	07/01/28	2,487,757
4,986,538	FNMA	2.500	08/01/28	5,070,301
7,239,830	FNMA	3.000	10/01/28	7,505,772
4,876	FNMA	5.500	11/01/28	5,466
25	FNMA	7.500	01/01/29	29
8,845,444	FNMA	3.000	03/01/29	9,157,666
43,948	FNMA	4.000	03/01/29	46,810
150,920	FNMA	4.500	04/01/29	163,048
428	FNMA	6.500	04/01/29	491
109,882	FNMA	4.000	05/01/29	117,054
120

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$57,265	FNMA	4.500%	06/01/29	$61,867
19,776	FNMA	4.000	07/01/29	20,952
3,347	FNMA	7.500	07/01/29	3,464
388,577	FNMA	4.500	08/01/29	419,803
70,242	FNMA	4.500	09/01/29	75,921
61,323	FNMA	4.500	11/01/29	67,679
19,558	FNMA	4.500	01/01/30	21,144
4,807,548	FNMA	2.500	02/01/30	4,862,543
52,909	FNMA	4.000	03/01/30	56,064
22,536	FNMA	4.500	05/01/30	24,362
32,324	FNMA	4.500	06/01/30	34,934
284,962	FNMA	4.500	08/01/30	309,547
60,054	FNMA	4.000	09/01/30	64,027
329,500	FNMA	4.000	10/01/30	349,193
524,287	FNMA	4.000	11/01/30	559,198
3,434,715	FNMA	4.000	11/01/30	3,661,225
129,961	FNMA	4.500	12/01/30	141,274
169,590	FNMA	3.500	02/01/31	176,641
198,025	FNMA	4.000	02/01/31	211,124
273	FNMA	7.500	02/01/31	286
1,361	FNMA	7.500	03/01/31	1,675
485,916	FNMA	3.500	04/01/31	506,121
60,188	FNMA	4.000	04/01/31	64,175
5,644	FNMA	6.000	05/01/31	6,473
393	FNMA	7.500	05/01/31	398
1,766,673	FNMA	4.500	07/01/31	1,951,190
318,904	FNMA	4.500	07/01/31	347,028
1,831,520	FNMA	4.000	08/01/31	1,957,027
129,737	FNMA	4.000	09/01/31	138,625
571	FNMA	6.500	09/01/31	656
52,761	FNMA	6.000	11/01/31	60,591
6,595	FNMA	6.500	11/01/31	7,787
3,200,677	FNMA	3.500	01/01/32	3,339,595
19,321	FNMA	6.000	01/01/32	22,184
24,680	FNMA	6.000	01/01/32	28,041
1,309,510	FNMA	3.500	02/01/32	1,366,402
16,065	FNMA	6.000	02/01/32	18,443
53,243	FNMA	6.500	04/01/32	63,031
111,386	FNMA	6.500	07/01/32	129,104
13,437	FNMA	6.500	08/01/32	15,587
1,289,895	FNMA	3.000	09/01/32	1,312,885
138,686	FNMA	6.000	09/01/32	157,415
32,209	FNMA	7.500	09/01/32	37,232
3,783,027	FNMA	3.000	10/01/32	3,850,524
68,183	FNMA	5.500	10/01/32	76,897
42,660	FNMA	6.000	10/01/32	48,471
23,465	FNMA	6.000	11/01/32	26,766
29,902	FNMA	5.500	12/01/32	33,634
2,903	FNMA	5.500	12/01/32	3,267
56,277	FNMA	6.000	12/01/32	64,440
282,518	FNMA	5.500	01/01/33	318,117
579,299	FNMA	6.000	01/01/33	662,803
121

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$295,461	FNMA	5.000%	02/01/33	$327,587
17,789	FNMA	5.000	02/01/33	19,717
2,502,558	FNMA	3.000	04/01/33	2,547,234
3,578,572	FNMA	3.500	04/01/33	3,739,337
13,588	FNMA	6.000	04/01/33	15,572
1,923,509	FNMA	5.500	05/01/33	2,168,548
110,619	FNMA	5.000	06/01/33	122,589
236,231	FNMA	5.500	06/01/33	266,226
26,860	FNMA	4.500	07/01/33	29,138
88,717	FNMA	5.000	07/01/33	98,069
203,927	FNMA	4.500	08/01/33	221,001
17,637	FNMA	4.500	08/01/33	19,054
48,777	FNMA	5.000	08/01/33	53,813
284,268	FNMA	5.500	09/01/33	322,768
62,692	FNMA	5.500	09/01/33	70,329
24,447	FNMA	6.000	09/01/33	27,852
308,398	FNMA	4.500	10/01/33	335,793
41,186	FNMA	5.000	10/01/33	45,510
53,460	FNMA	5.000	10/01/33	59,192
339,338	FNMA	5.500	10/01/33	380,610
987,607	FNMA	5.500	10/01/33	1,129,170
22,559	FNMA	4.500	11/01/33	24,483
3,970,746	FNMA	5.000	11/01/33	4,403,564
56,956	FNMA	5.000	11/01/33	63,056
463,987	FNMA	5.000	12/01/33	514,564
523,319	FNMA	5.500	12/01/33	596,508
4,970,605	FNMA	3.000	01/01/34	5,055,929
175,479	FNMA	5.000	02/01/34	194,601
696,950	FNMA	6.000	02/01/34	797,943
15,000	FNMA	5.000	03/01/34	16,639
1,050,767	FNMA	5.000	03/01/34	1,165,390
44,245	FNMA	5.000	03/01/34	49,075
18,563	FNMA	5.000	03/01/34	20,589
54,530	FNMA	5.000	03/01/34	60,475
25,219	FNMA	5.000	03/01/34	27,972
153,109	FNMA	5.000	04/01/34	169,694
159,365	FNMA	5.500	04/01/34	179,682
30,383	FNMA	4.500	05/01/34	32,985
90,581	FNMA	4.500	05/01/34	98,267
56,953	FNMA	5.500	07/01/34	64,168
36,428	FNMA	5.500	07/01/34	41,074
51,030	FNMA	7.000	07/01/34	59,544
443,645	FNMA	5.000	08/01/34	491,946
50,731	FNMA	5.000	08/01/34	56,271
240,023	FNMA	6.000	08/01/34	274,662
41,753	FNMA	6.000	08/01/34	47,754
25,100	FNMA	4.500	09/01/34	27,331
901,076	FNMA	5.500	09/01/34	1,015,896
8,467	FNMA	5.500	11/01/34	9,545
23,301	FNMA	6.000	11/01/34	26,475
13,815	FNMA	5.000	12/01/34	15,323
8,575	FNMA	5.500	12/01/34	9,662
122

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$21,807		FNMA	6.000%	12/01/34	$25,052
1,241,888		FNMA	4.500	01/01/35	1,351,365
78,626		FNMA	5.500	01/01/35	89,167
116,833		FNMA	5.500	02/01/35	131,637
2,822,537		FNMA	5.500	02/01/35	3,182,798
716,794		FNMA	5.500	04/01/35	803,588
100,928		FNMA	6.000	04/01/35	115,492
113,373		FNMA	6.000	04/01/35	129,716
85,646		FNMA	5.500	05/01/35	96,023
159,576		FNMA	6.000	05/01/35	183,460
47,323		FNMA	5.000	06/01/35	52,465
5,044		FNMA	7.500	06/01/35	5,468
5,158	i	FNMA	2.217	07/01/35	5,493
130,460		FNMA	5.000	07/01/35	144,965
275,842		FNMA	4.500	08/01/35	299,948
222,493		FNMA	5.000	08/01/35	246,076
413,057		FNMA	5.000	08/01/35	456,726
14,463		FNMA	4.500	09/01/35	15,736
12,175		FNMA	4.500	09/01/35	13,202
30,970		FNMA	5.500	09/01/35	34,900
209,489		FNMA	5.000	10/01/35	231,105
437,301		FNMA	5.500	10/01/35	496,779
20,385		FNMA	5.000	11/01/35	22,379
463,172		FNMA	5.500	11/01/35	520,882
5,904		FNMA	4.500	12/01/35	6,401
54,947		FNMA	5.500	12/01/35	61,598
300,939		FNMA	6.000	12/01/35	341,490
177,368	i	FNMA	2.245	02/01/36	189,876
1,058,803		FNMA	5.000	02/01/36	1,170,861
80,944		FNMA	5.000	02/01/36	87,817
128,897		FNMA	6.500	02/01/36	150,713
491,034		FNMA	6.000	03/01/36	559,302
9,250		FNMA	5.000	05/01/36	10,205
785,571		FNMA	6.000	06/01/36	902,069
150,921	i	FNMA	2.129	07/01/36	160,753
37,200		FNMA	6.000	07/01/36	42,239
278,274		FNMA	6.500	07/01/36	319,452
588,751		FNMA	5.500	08/01/36	661,958
384,542		FNMA	6.500	08/01/36	446,808
30,749		FNMA	5.500	09/01/36	34,676
58,280		FNMA	6.500	09/01/36	69,580
17,556		FNMA	6.500	09/01/36	20,153
69,783		FNMA	6.000	10/01/36	79,415
31,662		FNMA	6.500	11/01/36	36,348
12,868	i	FNMA	2.350	12/01/36	13,744
193,174		FNMA	6.000	12/01/36	219,786
40,004	i	FNMA	2.454	01/01/37	43,003
80,214		FNMA	5.500	01/01/37	89,986
7,379	i	FNMA	1.859	02/01/37	7,768
597,834		FNMA	5.500	02/01/37	670,552
22,715		FNMA	6.000	02/01/37	25,873
34,363		FNMA	7.000	02/01/37	40,141
123

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$14,768	i	FNMA	2.332%	03/01/37	$15,849
3,131		FNMA	5.000	03/01/37	3,457
213,833		FNMA	6.500	03/01/37	245,474
97,208		FNMA	6.500	03/01/37	115,483
4,275	i	FNMA	5.662	04/01/37	4,441
139,158		FNMA	7.000	04/01/37	157,981
205,618		FNMA	5.000	05/01/37	226,769
3,716		FNMA	7.000	05/01/37	3,932
43,610	i	FNMA	2.434	06/01/37	46,744
57,509		FNMA	5.500	06/01/37	64,470
53,586		FNMA	5.500	08/01/37	60,323
19,614		FNMA	6.000	08/01/37	22,294
86,854		FNMA	6.500	08/01/37	99,706
31,845		FNMA	6.500	08/01/37	36,557
37,025		FNMA	5.500	09/01/37	41,511
85,699		FNMA	6.000	09/01/37	97,374
292,943		FNMA	6.000	09/01/37	338,702
100,010		FNMA	6.000	09/01/37	115,650
128,923		FNMA	6.000	09/01/37	149,132
348,843		FNMA	6.000	09/01/37	403,717
94,418		FNMA	6.500	09/01/37	108,390
16,051		FNMA	6.500	09/01/37	18,995
418,547	i	FNMA	2.400	10/01/37	449,074
43,226		FNMA	6.500	10/01/37	49,623
406,129		FNMA	5.500	11/01/37	455,291
778,002		FNMA	6.000	11/01/37	885,466
39,966		FNMA	7.000	11/01/37	43,717
2,700		FNMA	6.500	01/01/38	3,100
232,692		FNMA	5.500	02/01/38	260,859
30,009		FNMA	6.500	02/01/38	34,450
42,473		FNMA	7.000	02/01/38	46,955
66,258	i	FNMA	2.395	03/01/38	71,576
21,832		FNMA	5.000	03/01/38	24,078
15,958		FNMA	5.000	03/01/38	17,600
44,878		FNMA	5.500	03/01/38	50,311
13,414		FNMA	6.000	03/01/38	15,420
396,399		FNMA	6.500	03/01/38	462,347
86,071		FNMA	6.500	03/01/38	98,807
21,503		FNMA	6.500	03/01/38	24,685
30,237		FNMA	5.000	04/01/38	33,363
757,496		FNMA	5.500	04/01/38	849,537
572,065		FNMA	6.000	04/01/38	649,151
42,115		FNMA	4.500	05/01/38	45,558
2,089,310		FNMA	5.000	05/01/38	2,309,522
727,884		FNMA	5.000	05/01/38	802,758
1,949,401		FNMA	6.000	06/01/38	2,219,660
2,604,347		FNMA	6.500	06/01/38	3,008,220
546,769		FNMA	6.000	07/01/38	622,037
5,591	i	FNMA	2.375	08/01/38	6,027
8,037	i	FNMA	4.686	08/01/38	8,476
1,798,936		FNMA	6.000	09/01/38	2,045,992
69,788	i	FNMA	1.895	10/01/38	73,871
124

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$7,280		FNMA	6.000%	10/01/38	$8,262
45,178		FNMA	5.500	11/01/38	50,646
9,047		FNMA	5.000	12/01/38	9,977
1,583,464		FNMA	5.500	12/01/38	1,780,575
266,982		FNMA	4.500	01/01/39	288,437
303,053		FNMA	5.000	01/01/39	334,227
6,208,285		FNMA	5.000	01/01/39	6,846,903
194,939		FNMA	5.500	01/01/39	218,536
960,752		FNMA	5.500	01/01/39	1,077,050
97,527		FNMA	6.000	01/01/39	110,669
51,369		FNMA	6.000	01/01/39	58,291
401,509		FNMA	4.500	02/01/39	433,774
1,028,334		FNMA	4.500	02/01/39	1,112,241
469,088		FNMA	4.500	02/01/39	507,633
17,732		FNMA	5.500	02/01/39	19,879
943,688		FNMA	4.000	04/01/39	998,698
24,009		FNMA	5.500	04/01/39	27,090
345,397		FNMA	4.500	05/01/39	373,153
1,540,744		FNMA	4.500	05/01/39	1,683,388
894,827		FNMA	4.500	06/01/39	968,019
358,849		FNMA	4.500	06/01/39	388,466
735,064		FNMA	5.500	06/01/39	824,044
19,257	i	FNMA	2.335	07/01/39	20,564
248,264		FNMA	4.500	07/01/39	268,476
172,892		FNMA	4.500	07/01/39	187,224
27,304		FNMA	5.000	07/01/39	30,296
187,333	i	FNMA	2.150	08/01/39	199,590
35,402	i	FNMA	2.209	08/01/39	37,661
500,736		FNMA	4.000	08/01/39	530,718
3,392,141		FNMA	4.000	08/01/39	3,589,876
2,024,971		FNMA	4.500	08/01/39	2,208,638
772,464		FNMA	4.500	08/01/39	836,074
40,707		FNMA	4.500	08/01/39	44,456
3,339,713		FNMA	5.000	08/01/39	3,689,846
36,992		FNMA	5.000	08/01/39	40,870
1,132,319		FNMA	4.000	09/01/39	1,199,072
64,010		FNMA	5.000	09/01/39	70,707
493,212		FNMA	5.500	09/01/39	560,664
307,300		FNMA	6.000	09/01/39	349,564
1,252,454		FNMA	6.500	10/01/39	1,437,786
56,510		FNMA	5.000	11/01/39	62,944
1,634,972		FNMA	4.000	12/01/39	1,737,806
5,471,172		FNMA	4.500	12/01/39	5,922,252
374,033		FNMA	4.500	12/01/39	405,003
137,979		FNMA	4.500	12/01/39	150,749
48,307	i	FNMA	3.643	01/01/40	51,006
95,230		FNMA	4.500	01/01/40	103,121
116,784		FNMA	5.000	01/01/40	129,371
749,464		FNMA	6.000	02/01/40	852,156
978,181		FNMA	4.500	03/01/40	1,059,133
472,292		FNMA	4.500	03/01/40	511,616
50,526		FNMA	5.000	03/01/40	55,897
125

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$45,967		FNMA	4.500%	04/01/40	$49,796
1,464,860		FNMA	5.000	04/01/40	1,625,405
1,756,080		FNMA	5.000	04/01/40	1,939,663
353,198	i	FNMA	2.395	05/01/40	375,138
252,986	i	FNMA	2.426	05/01/40	270,797
156,169	i	FNMA	2.518	05/01/40	166,634
55,571		FNMA	4.500	05/01/40	60,634
117,148		FNMA	4.500	07/01/40	126,901
135,486		FNMA	4.500	07/01/40	146,695
161,038		FNMA	5.000	07/01/40	178,703
76,845	i	FNMA	3.354	08/01/40	81,424
1,421,486		FNMA	4.500	08/01/40	1,539,213
1,046,582		FNMA	4.500	08/01/40	1,133,287
1,119,251		FNMA	5.000	08/01/40	1,237,226
2,245,526		FNMA	4.500	09/01/40	2,431,393
846,340		FNMA	4.500	09/01/40	914,490
2,158,454		FNMA	6.000	09/01/40	2,458,098
343,822		FNMA	3.500	10/01/40	354,535
3,806,874		FNMA	4.000	10/01/40	4,039,672
1,582,315		FNMA	4.000	10/01/40	1,679,312
2,338,033		FNMA	4.500	10/01/40	2,530,601
2,519,303		FNMA	3.500	11/01/40	2,597,999
1,765,556		FNMA	4.000	11/01/40	1,874,222
2,701,733		FNMA	4.000	11/01/40	2,876,632
3,008,232		FNMA	4.000	11/01/40	3,193,465
310,929		FNMA	4.500	11/01/40	336,418
307,555	i	FNMA	3.221	12/01/40	326,950
902,455		FNMA	4.000	12/01/40	959,740
7,544,951		FNMA	4.500	12/01/40	8,166,135
93,354		FNMA	3.500	01/01/41	96,272
171,845	i	FNMA	2.688	02/01/41	182,303
532,642		FNMA	3.500	02/01/41	549,318
2,551,870		FNMA	4.000	02/01/41	2,717,409
2,432,901		FNMA	4.000	03/01/41	2,587,671
1,940,237		FNMA	4.500	04/01/41	2,100,319
2,543,198		FNMA	4.500	05/01/41	2,755,564
453,561		FNMA	4.500	05/01/41	490,010
1,549,893		FNMA	4.500	06/01/41	1,677,944
489,955	i	FNMA	3.261	07/01/41	522,011
1,771,885		FNMA	4.500	07/01/41	1,919,129
4,787,385		FNMA	4.000	09/01/41	5,090,573
2,654,125		FNMA	4.500	09/01/41	2,875,359
965,600		FNMA	5.500	09/01/41	1,082,946
761,981	i	FNMA	2.938	10/01/41	814,949
163,261	i	FNMA	3.028	10/01/41	171,885
1,292,430		FNMA	3.500	11/01/41	1,333,289
1,486,128		FNMA	3.500	11/01/41	1,533,084
1,640,583	i	FNMA	2.820	12/01/41	1,724,591
7,709,699		FNMA	3.500	12/01/41	7,954,530
1,730,593		FNMA	4.000	12/01/41	1,839,589
3,876,291		FNMA	3.500	03/01/42	3,999,701
2,864,927		FNMA	4.000	03/01/42	3,049,780
126

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,455,910		FNMA	3.500%	04/01/42	$2,537,532
7,262,598		FNMA	3.500	04/01/42	7,494,691
3,593,439		FNMA	4.500	04/01/42	3,890,841
2,988,137		FNMA	5.000	04/01/42	3,364,920
2,552,928		FNMA	4.000	05/01/42	2,718,353
3,352,879		FNMA	5.000	05/01/42	3,715,023
2,169,152		FNMA	3.000	06/01/42	2,167,653
11,062,611		FNMA	3.500	06/01/42	11,414,021
5,768,399		FNMA	4.000	06/01/42	6,116,392
10,176,239		FNMA	4.000	06/01/42	10,810,498
17,225,519		FNMA	3.500	07/01/42	17,774,967
3,311,016		FNMA	4.500	07/01/42	3,592,027
3,718,803		FNMA	3.500	08/01/42	3,836,692
4,931,968		FNMA	3.000	09/01/42	4,928,552
7,004,676		FNMA	3.500	09/01/42	7,227,448
10,253,351		FNMA	3.000	10/01/42	10,246,253
3,689,128		FNMA	3.500	10/01/42	3,806,809
3,512,634		FNMA	2.500	01/01/43	3,366,176
12,619,003		FNMA	3.000	01/01/43	12,610,300
17,058,905		FNMA	3.000	02/01/43	17,044,445
12,938,002		FNMA	3.000	04/01/43	12,921,054
4,397,810		FNMA	3.000	04/01/43	4,392,042
3,017,663	i	FNMA	2.184	06/01/43	3,070,725
13,831,014		FNMA	3.000	06/01/43	13,808,650
3,875,650	i	FNMA	1.729	07/01/43	3,971,819
10,664,094		FNMA	3.000	07/01/43	10,645,150
10,685,228		FNMA	3.500	07/01/43	11,017,175
8,982,990		FNMA	3.000	08/01/43	8,965,632
4,666,811		FNMA	4.000	08/01/43	4,965,327
7,277,561		FNMA	3.000	09/01/43	7,262,377
10,748,532		FNMA	3.500	09/01/43	11,082,472
6,802,161		FNMA	3.500	10/01/43	7,015,121
1,405,959		FNMA	4.500	10/01/43	1,520,838
8,478,142		FNMA	4.000	11/01/43	8,972,353
3,840,138		FNMA	4.000	11/01/43	4,063,989
8,017,694		FNMA	4.500	12/01/43	8,674,440
2,668,669		FNMA	4.500	12/01/43	2,887,142
8,116,597		FNMA	4.000	01/01/44	8,589,733
7,505,739		FNMA	4.000	05/01/44	7,943,266
8,463,162		FNMA	4.000	07/01/44	8,958,242
8,021,506		FNMA	4.000	07/01/44	8,489,099
4,312,726		FNMA	3.500	09/01/44	4,441,012
8,102,194		FNMA	4.000	09/01/44	8,574,942
14,375,640		FNMA	3.500	10/01/44	14,803,257
9,445,966		FNMA	4.000	12/01/44	10,009,541
9,482,506		FNMA	3.000	01/01/45	9,454,526
23,945,339	h	FNMA	3.500	02/01/45	24,657,614
19,909,610		FNMA	3.500	05/01/45	20,501,839
5,926		Government National Mortgage Association (GNMA)	5.000	02/15/18	6,243
23,847		GNMA	4.500	02/15/19	24,998
10,518		GNMA	4.500	01/20/24	11,318
64,911		GNMA	4.000	04/15/24	69,176
127

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$10,867	GNMA	4.500%	07/15/24	$11,719
219,165	GNMA	4.000	08/15/24	233,437
62,643	GNMA	4.500	08/15/24	67,559
174,314	GNMA	4.000	09/15/24	185,642
30,882	GNMA	4.500	01/15/25	33,256
250,436	GNMA	4.000	08/15/25	265,104
139,469	GNMA	3.500	03/15/26	147,619
169,788	GNMA	4.000	04/15/26	179,146
142,714	GNMA	4.000	06/20/26	150,907
217,923	GNMA	3.500	11/20/26	229,685
1,108,947	GNMA	3.000	12/15/26	1,159,786
3,178,962	GNMA	2.500	04/20/27	3,252,410
1,980,404	GNMA	2.500	09/20/27	2,026,155
3,259	GNMA	6.500	09/15/28	3,717
713	GNMA	6.500	09/15/28	813
4,184	GNMA	6.500	11/15/28	4,773
1,225	GNMA	7.500	11/15/28	1,396
3,435,922	GNMA	3.500	11/20/28	3,625,066
8,722	GNMA	8.500	10/15/30	9,373
5,232	GNMA	8.500	10/20/30	6,397
579	GNMA	8.500	12/15/30	734
812	GNMA	7.000	06/20/31	989
987	GNMA	6.500	07/15/31	1,126
2,046	GNMA	7.000	07/15/31	2,304
3,224	GNMA	7.000	07/15/31	3,491
318,908	GNMA	6.000	10/15/32	373,013
45,892	GNMA	5.500	12/20/32	52,412
102,219	GNMA	5.500	05/15/33	116,463
18,080	GNMA	5.000	07/15/33	20,167
62,169	GNMA	5.500	07/15/33	71,730
15,492	GNMA	5.000	07/20/33	17,346
31,294	GNMA	5.000	08/15/33	34,684
83,200	GNMA	5.000	08/15/33	93,777
224,090	GNMA	5.500	09/15/33	258,610
192,656	GNMA	6.000	11/20/33	221,685
85,595	GNMA	5.500	05/20/34	97,752
118,217	GNMA	6.000	09/20/34	137,225
11,348	GNMA	5.000	10/20/34	12,706
257,808	GNMA	5.500	11/15/34	295,388
117,576	GNMA	6.500	01/15/35	137,473
65,042	GNMA	5.500	02/20/35	74,282
1,290,434	GNMA	5.000	03/20/35	1,438,581
421,780	GNMA	5.000	04/15/35	467,895
410,868	GNMA	5.500	05/20/35	469,234
16,224	GNMA	5.000	09/20/35	18,111
10,304	GNMA	5.000	11/15/35	11,411
11,523	GNMA	5.000	11/15/35	12,896
124,092	GNMA	5.500	02/20/36	141,292
14,561	GNMA	5.500	03/15/36	16,620
39,567	GNMA	5.500	05/20/36	45,042
9,253	GNMA	6.500	06/15/36	10,554
405,581	GNMA	5.500	06/20/36	459,885
128

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$20,573		GNMA	5.000%	09/15/36	$22,898
18,251		GNMA	6.000	09/15/36	21,269
37,225		GNMA	6.000	10/20/36	42,733
23,272		GNMA	5.000	12/15/36	25,811
41,287		GNMA	5.500	01/15/37	46,595
20,472		GNMA	6.000	01/20/37	23,493
534,634		GNMA	5.500	02/15/37	607,592
70,473		GNMA	6.000	02/20/37	80,890
520,871		GNMA	6.000	04/15/37	603,531
12,048		GNMA	6.500	04/15/37	13,743
266,581		GNMA	6.000	04/20/37	307,604
26,953		GNMA	6.000	06/15/37	31,386
42,222		GNMA	6.000	08/20/37	48,550
33,531		GNMA	6.500	08/20/37	38,397
162,284		GNMA	6.500	11/20/37	185,361
94,558		GNMA	6.000	12/15/37	108,116
11,252		GNMA	5.000	02/20/38	12,274
257,508		GNMA	5.000	04/15/38	285,690
10,851		GNMA	5.500	05/20/38	12,047
48,078		GNMA	5.500	06/15/38	54,946
118,177		GNMA	6.000	06/20/38	134,295
172,262		GNMA	5.500	07/15/38	194,472
914,989		GNMA	5.000	07/20/38	1,003,081
899,993		GNMA	5.500	07/20/38	1,013,479
27,176		GNMA	5.500	08/15/38	30,679
152,710		GNMA	6.000	08/15/38	174,611
398,064		GNMA	6.000	08/15/38	455,218
91,246		GNMA	6.000	08/20/38	103,692
362,275		GNMA	6.000	09/20/38	411,690
68,669		GNMA	5.000	10/15/38	76,108
26,848		GNMA	5.500	10/15/38	31,026
16,510		GNMA	6.500	10/20/38	19,277
23,010		GNMA	6.500	10/20/38	24,823
5,816		GNMA	5.500	11/15/38	6,566
65,663		GNMA	6.500	11/20/38	76,478
487,021		GNMA	6.000	12/15/38	557,722
5,529		GNMA	6.500	12/15/38	6,307
62,900		GNMA	5.000	01/15/39	69,878
1,749,271		GNMA	4.500	01/20/39	1,896,937
168,468		GNMA	6.500	01/20/39	192,108
64,942		GNMA	5.000	02/15/39	72,090
25,991		GNMA	6.000	02/15/39	29,718
572,075		GNMA	4.500	03/15/39	621,230
93,275		GNMA	4.500	03/15/39	101,346
50,652	i	GNMA	4.000	03/20/39	51,659
21,497		GNMA	4.500	03/20/39	23,282
315,734		GNMA	5.500	03/20/39	360,016
33,612		GNMA	4.500	04/15/39	36,514
660,118		GNMA	5.500	04/15/39	753,541
12,913		GNMA	5.000	04/20/39	14,396
67,614		GNMA	4.000	05/15/39	71,949
1,009,712		GNMA	4.500	05/15/39	1,096,881
129

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$551,805		GNMA	5.000%	05/15/39	$612,581
71,297		GNMA	4.000	05/20/39	75,896
186,950		GNMA	4.500	05/20/39	202,416
3,755,913		GNMA	5.000	05/20/39	4,182,316
27,435		GNMA	4.500	06/15/39	29,806
2,744,268		GNMA	4.500	06/15/39	2,981,021
32,288		GNMA	5.000	06/15/39	35,863
2,406,981		GNMA	5.000	06/15/39	2,720,864
66,591		GNMA	5.000	06/15/39	73,880
28,261		GNMA	5.000	06/15/39	31,354
2,437,109		GNMA	5.000	06/15/39	2,755,763
42,703		GNMA	4.000	06/20/39	45,618
26,022		GNMA	5.000	06/20/39	29,012
3,345,131		GNMA	4.000	07/15/39	3,559,643
3,393,390		GNMA	4.500	07/15/39	3,723,419
48,648		GNMA	4.500	07/15/39	52,845
93,413		GNMA	4.500	07/15/39	101,478
34,840		GNMA	5.000	07/15/39	38,675
430,882		GNMA	4.500	07/20/39	470,091
382,651		GNMA	5.000	07/20/39	426,098
34,212		GNMA	5.500	07/20/39	38,950
163,186		GNMA	4.000	08/15/39	173,651
569,453		GNMA	5.000	08/15/39	631,258
42,181		GNMA	5.500	08/15/39	47,621
115,070		GNMA	6.000	08/15/39	130,610
114,520		GNMA	4.000	08/20/39	122,370
105,311		GNMA	5.000	08/20/39	117,245
60,899		GNMA	5.000	09/15/39	67,602
143,535		GNMA	5.000	09/20/39	160,285
39,397		GNMA	4.500	10/15/39	42,798
19,346		GNMA	5.000	10/15/39	21,464
42,045		GNMA	4.500	10/20/39	45,871
75,426		GNMA	4.500	11/15/39	82,766
62,471		GNMA	4.500	11/20/39	68,156
74,611		GNMA	5.000	11/20/39	83,083
102,013		GNMA	4.500	12/15/39	110,940
2,280,122		GNMA	4.500	12/15/39	2,477,197
62,150		GNMA	4.500	12/20/39	67,806
2,298,433		GNMA	5.000	12/20/39	2,559,259
2,047,720		GNMA	4.500	01/20/40	2,234,072
29,888		GNMA	5.500	01/20/40	33,892
1,156,612		GNMA	5.500	02/15/40	1,305,757
132,265		GNMA	4.000	03/15/40	140,747
33,126		GNMA	5.000	03/15/40	36,773
20,042		GNMA	4.500	04/15/40	21,764
531,658		GNMA	5.000	04/15/40	591,911
86,750		GNMA	4.500	04/20/40	94,645
14,762		GNMA	4.500	05/15/40	16,030
363,637		GNMA	5.000	05/15/40	403,412
783,593	i	GNMA	3.000	05/20/40	815,589
19,160		GNMA	4.500	05/20/40	20,903
6,680,680		GNMA	4.500	06/15/40	7,257,506
130

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$35,922		GNMA	4.500%	06/15/40	$39,008
30,362		GNMA	4.500	06/15/40	32,977
409,648		GNMA	5.000	06/20/40	456,166
276,530		GNMA	4.500	07/15/40	300,466
895,339		GNMA	4.500	07/15/40	972,270
3,062,055		GNMA	4.500	07/20/40	3,340,736
92,200		GNMA	5.000	07/20/40	102,670
2,375,268		GNMA	4.000	08/15/40	2,530,468
621,285		GNMA	4.000	08/15/40	661,126
220,850		GNMA	4.500	08/15/40	242,404
237,307		GNMA	4.500	08/20/40	258,904
186,000		GNMA	4.500	09/20/40	202,929
49,811		GNMA	5.500	09/20/40	56,482
70,295		GNMA	6.500	09/20/40	80,160
68,244		GNMA	4.000	10/15/40	73,264
154,103		GNMA	6.000	10/20/40	175,111
802,151		GNMA	4.000	11/15/40	855,884
2,388,717		GNMA	4.000	11/20/40	2,556,672
589,439		GNMA	3.500	12/15/40	611,081
811,900		GNMA	5.500	12/20/40	924,290
2,534,845		GNMA	4.000	01/15/41	2,701,096
6,119,168		GNMA	4.000	01/20/41	6,549,423
586,228		GNMA	4.000	02/15/41	624,534
1,780,004		GNMA	4.500	02/20/41	1,942,011
1,004,263		GNMA	4.500	03/15/41	1,090,976
2,281,052		GNMA	4.500	04/20/41	2,488,667
439,921		GNMA	5.000	04/20/41	489,881
240,786	i	GNMA	4.000	06/20/41	251,842
531,227		GNMA	4.000	07/15/41	565,292
872,161		GNMA	4.000	07/20/41	929,272
2,791,910		GNMA	4.500	07/20/41	3,046,029
2,500,519		GNMA	5.000	07/20/41	2,784,476
742,786		GNMA	4.500	08/15/41	806,766
1,099,378		GNMA	5.000	08/20/41	1,224,231
1,250,759		GNMA	4.000	09/15/41	1,332,493
131,955	i	GNMA	3.000	09/20/41	138,035
3,847,094		GNMA	4.000	09/20/41	4,114,088
261,528		GNMA	4.000	10/15/41	278,633
269,251	i	GNMA	1.625	10/20/41	279,355
184,698	i	GNMA	3.500	10/20/41	191,727
4,771,254		GNMA	4.000	10/20/41	5,082,811
559,098		GNMA	5.500	10/20/41	628,983
1,414,542		GNMA	3.500	11/15/41	1,467,545
3,160,028		GNMA	4.000	11/15/41	3,366,159
6,082,255		GNMA	4.500	11/20/41	6,648,997
2,337,838		GNMA	5.000	11/20/41	2,609,673
778,295		GNMA	6.000	11/20/41	895,552
3,011,932		GNMA	3.500	01/20/42	3,127,727
1,034,691	i	GNMA	3.000	02/20/42	1,076,325
1,503,209		GNMA	3.500	03/20/42	1,561,156
2,445,854		GNMA	4.500	03/20/42	2,673,755
2,768,530		GNMA	3.500	04/15/42	2,870,990
131

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,851,780		GNMA	3.500%	05/20/42	$4,014,839
14,375,480		GNMA	3.500	05/20/42	14,931,869
3,479,420		GNMA	4.000	05/20/42	3,702,585
7,110,855		GNMA	3.500	07/15/42	7,377,987
934,989	i	GNMA	2.000	07/20/42	965,840
3,332,473		GNMA	3.500	07/20/42	3,461,625
3,765,820		GNMA	3.000	08/20/42	3,818,840
13,703,288		GNMA	3.500	08/20/42	14,235,076
3,984,482		GNMA	3.500	08/20/42	4,153,036
2,897,005		GNMA	6.000	08/20/42	3,329,028
5,198,721		GNMA	3.500	10/20/42	5,401,008
5,415,396		GNMA	3.000	11/20/42	5,491,640
6,259,153		GNMA	3.000	12/20/42	6,347,275
4,209,949		GNMA	3.000	12/20/42	4,254,419
3,837,083		GNMA	3.000	01/15/43	3,880,049
6,320,319		GNMA	3.000	01/15/43	6,393,285
4,747,583		GNMA	3.000	01/20/43	4,814,425
4,332,207		GNMA	3.000	02/20/43	4,389,382
7,993,485		GNMA	3.000	02/20/43	8,106,026
1,604,319		GNMA	3.000	04/15/43	1,622,284
1,925,859		GNMA	5.000	04/20/43	2,112,567
3,270,991		GNMA	3.000	05/20/43	3,317,046
5,060,096		GNMA	3.000	06/20/43	5,131,341
8,793,388		GNMA	3.500	06/20/43	9,166,050
10,728,655		GNMA	3.000	07/20/43	10,879,715
8,005,916		GNMA	3.500	09/20/43	8,318,294
3,750,093		GNMA	4.000	09/20/43	3,972,516
3,318,435		GNMA	4.000	10/20/43	3,515,260
1,544,393		GNMA	3.500	11/20/43	1,602,671
4,041,553		GNMA	4.000	11/20/43	4,281,266
3,314,406		GNMA	4.500	12/20/43	3,575,711
3,481,682		GNMA	4.500	01/20/44	3,756,162
3,995,222		GNMA	3.500	02/20/44	4,145,980
6,681,753		GNMA	4.000	02/20/44	7,078,071
6,844,096		GNMA	4.000	05/20/44	7,250,052
7,060,168		GNMA	4.000	06/20/44	7,478,939
17,637,964		GNMA	3.500	07/20/44	18,303,526
12,451,077		GNMA	4.000	10/20/44	13,189,635
6,464,337		GNMA	4.500	10/20/44	6,973,807
13,485,827		GNMA	3.500	11/20/44	14,037,063
4,455,504		GNMA	4.000	11/20/44	4,717,547
9,639,145		GNMA	3.500	02/20/45	10,033,406
14,921,952		GNMA	3.000	04/20/45	15,060,381
15,000,000	h	GNMA	3.000	06/20/45	15,139,154
		TOTAL MORTGAGE BACKED			1,671,758,799

MUNICIPAL BONDS - 1.0%
300,000		American Municipal Power	7.834	02/15/41	417,057
500,000		American Municipal Power	6.270	02/15/50	594,315
500,000		Bay Area Toll Authority	6.263	04/01/49	646,260
720,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	875,650
300,000		City of Chicago IL	5.432	01/01/42	247,929
132

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	City Public Service Board of San Antonio TX	5.808%	02/01/41	$931,013
150,000	Colorado Bridge Enterprise	6.078	12/01/40	187,828
200,000	Commonwealth of Massachusetts	4.200	12/01/21	218,686
500,000	Commonwealth of Massachusetts	5.731	06/01/40	615,055
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	219,096
200,000	County of Clark NV	6.820	07/01/45	273,778
350,000	Denver City & County School District No	4.242	12/15/37	342,153
200,000	District of Columbia	5.591	12/01/34	238,384
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	110,988
200,000	Energy Northwest	2.814	07/01/24	196,172
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	509,550
46,288	Kentucky Asset Liability Commission	3.165	04/01/18	47,638
30,000	Los Angeles Unified School District	5.750	07/01/34	35,994
100,000	Massachusetts School Building Authority	5.715	08/15/39	121,651
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	126,514
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,216,360
650,000	Metropolitan Transportation Authority	7.336	11/15/39	936,858
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	587,740
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	302,922
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	583,790
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,082,582
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	468,585
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,353,430
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	840,560
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	376,024
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	751,156
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,206,106
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	599,495
600,000	New York State Dormitory Authority	5.289	03/15/33	694,476
130,000	New York State Dormitory Authority	5.628	03/15/39	152,807
545,000	New York State Dormitory Authority	5.600	03/15/40	662,933
400,000	New York State Urban Development Corp	5.838	03/15/40	488,940
100,000	Ohio State University	4.910	06/01/40	113,648
675,000	Ohio State Water Development Authority	4.879	12/01/34	752,038
750,000	Oregon School Boards Association	4.759	06/30/28	819,457
250,000	Oregon School Boards Association	5.680	06/30/28	297,185
100,000	Oregon State Department of Transportation	5.834	11/15/34	124,641
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	246,242
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	587,970
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	297,198
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,059,120
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	112,510
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	954,720
200,000	State of California	1.050	02/01/16	200,586
300,000	State of California	5.750	03/01/17	323,235
600,000	State of California	6.200	10/01/19	699,114
645,000	State of California	5.700	11/01/21	763,422
250,000	State of California	7.500	04/01/34	347,390
285,000	State of California	7.550	04/01/39	411,987
3,400,000	State of California	7.300	10/01/39	4,809,028
2,740,000	State of California	7.625	03/01/40	4,013,086
133

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	State of Connecticut	5.090%	10/01/30	$329,307
620,000	State of Connecticut	5.850	03/15/32	745,798
1,045,000	State of Illinois	4.961	03/01/16	1,069,578
4,450,000	State of Illinois	5.100	06/01/33	4,147,177
1,295,000	State of Illinois	6.725	04/01/35	1,372,454
500,000	State of Illinois	5.650	12/01/38	465,740
500,000	State of Kansas Department of Transportation	4.596	09/01/35	548,190
300,000	State of Oregon	5.762	06/01/23	347,721
600,000	State of Texas	4.631	04/01/33	658,086
50,000	State of Texas	5.517	04/01/39	62,284
1,000,000	State of Texas	4.681	04/01/40	1,111,560
575,000	State of Texas Transportation Commission	5.028	04/01/26	659,146
500,000	State of Utah	3.539	07/01/25	520,580
200,000	State of Washington	5.090	08/01/33	227,004
604,000	State Public School Building Authority	5.000	09/15/27	635,480
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,180,178
300,000	Tennessee Valley Authority	1.750	10/15/18	302,437
750,000	Tennessee Valley Authority	3.875	02/15/21	824,641
750,000	Tennessee Valley Authority	2.875	09/15/24	752,372
500,000	Tennessee Valley Authority	5.880	04/01/36	646,935
500,000	Tennessee Valley Authority	5.500	06/15/38	621,317
300,000	Tennessee Valley Authority	3.500	12/15/42	279,077
1,750,000	Tennessee Valley Authority	4.625	09/15/60	1,845,701
500,000	University of California	1.796	07/01/19	493,745
200,000	University of California	5.770	05/15/43	243,612
200,000	University of California	3.931	05/15/45	191,028
200,000	University of California	4.131	05/15/45	187,448
860,000	University of California	4.858	05/15/12	792,137
200,000	University of California	4.767	05/15/15	181,484
100,000	University of Pennsylvania	4.674	09/01/12	97,510
200,000	University of Southern California	5.250	10/01/11	233,905
700,000	University of Texas	4.794	08/15/46	792,533
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	172,191
	TOTAL MUNICIPAL BONDS			59,931,408

U.S. TREASURY SECURITIES - 36.1%
12,000,000	United States Treasury Bond	5.250	11/15/28	15,613,128
26,060,000	United States Treasury Bond	5.250	02/15/29	33,941,117
16,250,000	United States Treasury Bond	4.500	02/15/36	20,359,479
4,644,000	United States Treasury Bond	4.375	02/15/38	5,689,262
36,983,000	United States Treasury Bond	3.500	02/15/39	39,693,151
850,000	United States Treasury Bond	4.375	11/15/39	1,040,985
3,380,000	United States Treasury Bond	4.375	05/15/40	4,145,252
12,585,000	United States Treasury Bond	3.875	08/15/40	14,314,456
11,185,000	United States Treasury Bond	4.250	11/15/40	13,477,053
5,075,000	United States Treasury Bond	4.750	02/15/41	6,582,828
26,350,000	United States Treasury Bond	4.375	05/15/41	32,429,024
10,000,000	United States Treasury Bond	3.750	08/15/41	11,179,690
2,300,000	United States Treasury Bond	3.125	11/15/41	2,304,671
4,550,000	United States Treasury Bond	3.125	02/15/42	4,554,268
10,000,000	United States Treasury Bond	3.000	05/15/42	9,752,340
10,000,000	United States Treasury Bond	2.750	08/15/42	9,271,090
134

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,000,000	United States Treasury Bond	2.750%	11/15/42	$3,704,064
10,250,000	United States Treasury Bond	2.875	05/15/43	9,721,489
6,500,000	United States Treasury Bond	3.625	08/15/43	7,118,007
2,000,000	United States Treasury Bond	3.750	11/15/43	2,239,062
7,615,000	United States Treasury Bond	3.625	02/15/44	8,334,854
2,500,000	United States Treasury Bond	3.375	05/15/44	2,613,478
14,000,000	United States Treasury Bond	3.125	08/15/44	13,956,250
16,750,000	United States Treasury Bond	3.000	11/15/44	16,306,393
8,000,000	United States Treasury Bond	2.500	02/15/45	7,007,504
18,000,000	United States Treasury Bond	3.000	05/15/45	17,555,616
9,000,000	United States Treasury Note	0.375	03/15/16	9,009,144
9,000,000	United States Treasury Note	2.250	03/31/16	9,132,894
14,000,000	United States Treasury Note	2.000	04/30/16	14,194,684
11,250,000	United States Treasury Note	1.750	05/31/16	11,395,024
42,000,000	United States Treasury Note	0.500	06/15/16	42,068,922
10,750,000	United States Treasury Note	1.500	07/31/16	10,879,333
19,000,000	United States Treasury Note	0.625	08/15/16	19,048,982
10,000,000	United States Treasury Note	0.500	08/31/16	10,010,160
14,000,000	United States Treasury Note	1.000	08/31/16	14,095,158
14,200,000	United States Treasury Note	1.000	09/30/16	14,302,070
10,000,000	United States Treasury Note	0.375	10/31/16	9,989,060
27,000,000	United States Treasury Note	0.625	11/15/16	27,059,076
173,000	United States Treasury Note	4.625	11/15/16	182,812
278,400	United States Treasury Note	7.500	11/15/16	305,239
8,000,000	United States Treasury Note	0.500	11/30/16	8,001,872
15,250,000	United States Treasury Note	0.875	11/30/16	15,333,402
8,000,000	United States Treasury Note	0.625	12/15/16	8,015,000
4,000,000	United States Treasury Note	0.875	12/31/16	4,021,876
10,000,000	United States Treasury Note	0.500	01/31/17	9,992,970
50,300,000	United States Treasury Note	0.875	01/31/17	50,559,347
16,250,000	United States Treasury Note	0.875	02/28/17	16,331,250
220,000	United States Treasury Note	3.000	02/28/17	228,851
20,000,000	United States Treasury Note	0.750	03/15/17	20,065,620
5,000,000	United States Treasury Note	0.500	03/31/17	4,992,580
21,300,000	United States Treasury Note	1.000	03/31/17	21,453,104
16,500,000	United States Treasury Note	0.875	04/30/17	16,578,639
160,000	United States Treasury Note	8.750	05/15/17	184,163
20,200,000	United States Treasury Note	0.500	07/31/17	20,124,250
139,200	United States Treasury Note	8.875	08/15/17	163,147
17,300,000	United States Treasury Note	0.625	08/31/17	17,266,213
16,000,000	United States Treasury Note	0.625	09/30/17	15,951,248
4,000,000	United States Treasury Note	0.875	10/15/17	4,007,188
61,750,000	United States Treasury Note	0.750	10/31/17	61,667,996
8,414,000	United States Treasury Note	4.250	11/15/17	9,095,012
20,500,000	United States Treasury Note	0.625	11/30/17	20,400,698
31,000,000	United States Treasury Note	0.750	12/31/17	30,917,664
8,044,000	United States Treasury Note	2.750	12/31/17	8,422,945
21,000,000	United States Treasury Note	0.875	01/31/18	20,998,362
8,127,000	United States Treasury Note	2.625	01/31/18	8,488,903
31,000,000	United States Treasury Note	0.750	02/28/18	30,859,539
23,000,000	United States Treasury Note	0.750	03/31/18	22,870,625
15,000,000	United States Treasury Note	0.625	04/30/18	14,854,680
135

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$6,172,000	United States Treasury Note	2.625%	04/30/18	$6,457,936
6,266,000	United States Treasury Note	3.875	05/15/18	6,780,495
72,000,000	United States Treasury Note	1.000	05/31/18	71,977,536
7,862,000	United States Treasury Note	2.375	05/31/18	8,173,406
7,000,000	United States Treasury Note	1.375	06/30/18	7,071,638
15,000,000	United States Treasury Note	1.375	07/31/18	15,140,625
13,065,000	United States Treasury Note	2.250	07/31/18	13,534,530
40,350,000	United States Treasury Note	1.500	08/31/18	40,848,080
22,000,000	United States Treasury Note	1.375	09/30/18	22,166,716
28,000,000	United States Treasury Note	1.250	10/31/18	28,076,552
1,681,000	United States Treasury Note	9.000	11/15/18	2,118,717
33,500,000	United States Treasury Note	1.250	11/30/18	33,562,812
25,000,000	United States Treasury Note	1.500	12/31/18	25,230,475
25,000,000	United States Treasury Note	1.500	01/31/19	25,210,950
2,802,400	United States Treasury Note	2.750	02/15/19	2,948,430
30,000,000	United States Treasury Note	1.500	02/28/19	30,232,020
36,000,000	United States Treasury Note	1.625	03/31/19	36,407,808
40,750,000	United States Treasury Note	1.500	05/31/19	40,953,750
40,000,000	United States Treasury Note	1.625	06/30/19	40,350,000
18,000,000	United States Treasury Note	1.625	07/31/19	18,143,442
50,500,000	United States Treasury Note	1.625	08/31/19	50,862,994
38,500,000	United States Treasury Note	1.750	09/30/19	38,930,122
29,000,000	United States Treasury Note	1.500	10/31/19	28,990,952
57,000,000	United States Treasury Note	1.500	11/30/19	56,964,375
33,500,000	United States Treasury Note	1.625	12/31/19	33,607,301
36,500,000	United States Treasury Note	1.250	01/31/20	35,986,737
78,500,000	United States Treasury Note	1.375	02/29/20	77,770,186
5,000,000	United States Treasury Note	1.375	03/31/20	4,946,875
20,000,000	United States Treasury Note	1.375	04/30/20	19,764,060
50,000,000	United States Treasury Note	1.500	05/31/20	49,675,800
45,000,000	United States Treasury Note	1.625	06/30/20	44,954,280
4,000,000	United States Treasury Note	2.000	07/31/20	4,065,312
5,342,000	United States Treasury Note	2.625	08/15/20	5,583,640
6,000,000	United States Treasury Note	2.000	09/30/20	6,084,372
5,000,000	United States Treasury Note	2.000	11/30/20	5,059,765
5,900,000	United States Treasury Note	3.625	02/15/21	6,469,716
10,000,000	United States Treasury Note	2.000	02/28/21	10,084,380
27,610,000	United States Treasury Note	2.125	08/15/21	27,894,714
2,070,000	United States Treasury Note	2.000	11/15/21	2,071,617
13,379,100	United States Treasury Note	8.000	11/15/21	18,245,748
5,000,000	United States Treasury Note	1.750	02/28/22	4,907,810
3,000,000	United States Treasury Note	1.750	03/31/22	2,942,814
10,500,000	United States Treasury Note	1.625	11/15/22	10,136,606
13,250,000	United States Treasury Note	1.750	05/15/23	12,802,813
12,000,000	United States Treasury Note	2.500	08/15/23	12,244,692
13,000,000	United States Treasury Note	2.750	11/15/23	13,498,667
26,000,000	United States Treasury Note	2.500	05/15/24	26,410,306
6,000,000	United States Treasury Note	2.375	08/15/24	6,023,436
55,005,000	United States Treasury Note	2.250	11/15/24	54,575,301
14,000,000	United States Treasury Note	2.000	02/15/25	13,582,184
43,500,000	United States Treasury Note	2.125	05/15/25	42,640,179
	TOTAL U.S. TREASURY SECURITIES			2,169,587,885

	TOTAL GOVERNMENT BONDS			4,342,048,235
	(Cost $4,308,379,934)
136

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
STRUCTURED ASSETS - 2.7%

ASSET BACKED - 0.9%
$800,000	Ally Auto Receivables Trust	0.800%	10/16/17	$800,774
	Series - 2012 4 (Class A4)
383,811	AmeriCredit Automobile Receivables Trust	0.610	10/10/17	383,772
	Series - 2013 1 (Class A3)
428,985	AmeriCredit Automobile Receivables Trust	2.670	01/08/18	431,417
	Series - 2012 1 (Class C)
300,000	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	300,411
	Series - 2013 2 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.420	05/08/19	503,403
	Series - 2013 2 (Class D)
150,000	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	152,561
	Series - 2013 3 (Class C)
3,000,000	AmeriCredit Automobile Receivables Trust	2.510	01/08/21	3,006,129
	Series - 2015 1 (Class C)
500,000	Capital Auto Receivables Asset Trust	2.190	09/20/21	503,488
	Series - 0 1 (Class D)
1,250,000	Capital One Multi-Asset Execution Trust	5.050	12/17/18	1,283,849
	Series - 2006 A3 (Class A3)
660,000	Capital One Multi-Asset Execution Trust	5.750	07/15/20	723,287
	Series - 2007 A7 (Class A7)
583,807	Centerpoint Energy Transistion	3.460	08/15/19	603,072
	Series - 0 1 (Class A2)
500,000	CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	553,915
	Series - 2005 A (Class A5)
600,000	CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	607,986
	Series - 2012 1 (Class A2)
395,000	Chase Issuance Trust	1.010	10/15/18	395,434
	Series - 2013 A8 (Class A8)
1,000,000	Chase Issuance Trust	1.150	01/15/19	1,001,994
	Series - 2014 A1 (Class A)
1,000,000	Chase Issuance Trust	2.770	03/15/23	1,023,933
	Series - 2014 A2 (Class A2)
1,000,000	Chase Issuance Trust	2.160	09/16/24	969,838
	Series - 2012 A7 (Class A7)
750,000	CitiBank Credit Card Issuance Trust	5.650	09/20/19	820,548
	Series - 2007 A8 (Class A8)
310,000	CitiBank Credit Card Issuance Trust	5.350	02/07/20	341,007
	Series - 2008 A1 (Class A1)
1,000,000	CitiBank Credit Card Issuance Trust	2.150	07/15/21	1,010,060
	Series - 2014 A6 (Class A6)
2,000,000	CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,057,628
	Series - 0 A1 (Class A1)
1,250,000	CSAIL Commercial Mortgage Trust	2.970	04/15/50	1,289,045
	Series - 2015 C1 (Class A2)
1,000,000	Discover Card Execution Note Trust	2.120	12/15/21	1,007,982
	Series - 2014 A4 (Class A4)
3,000,000	Discover Card Master Trust	5.650	03/16/20	3,285,234
	Series - 2007 A1 (Class A1)
181,361	FHLMC Multifamily Structured Pass Through Certificates	3.342	12/25/19	188,336
	Series - 2010 K007 (Class A1)
137

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,214,519		FHLMC Multifamily Structured Pass Through Certificates	1.459%	09/25/21	$3,191,597
		Series - 2012 K019 (Class A1)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	2,958,429
		Series - 2012 K023 (Class A2)
454,958		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	471,128
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	497,677
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	501,020
		Series - 2013 K027 (Class A2)
95,951		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	98,462
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,071,673
		Series - 2013 K033 (Class A2)
500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	528,187
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,581,437
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	3,013,899
		Series - 2015 K045 (Class A2)
258,652		Ford Credit Auto Owner Trust	0.550	07/15/17	258,697
		Series - 2013 2013-A (Class A3)
820,000		Ford Credit Auto Owner Trust	1.320	01/15/19	821,177
		Series - 2013 2013-B (Class C)
500,000		Ford Credit Auto Owner Trust	1.820	11/15/19	504,021
		Series - 2013 2013-B (Class D)
1,900,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,898,444
		Series - 2012 6 (Class A)
590,000		Hyundai Auto Receivables Trust	0.750	09/17/18	589,344
		Series - 2013 A (Class A4)
227,000		Hyundai Auto Receivables Trust	2.100	11/15/19	226,821
		Series - 2014 B (Class C)
914,590		Nissan Auto Receivables Owner Trust	0.840	11/15/17	914,869
		Series - 2013 B (Class A3)
381,712		Nissan Auto Receivables Owner Trust	1.000	07/16/18	382,389
		Series - 2012 A (Class A4)
10,204	i	Residential Asset Securities Corp	6.489	10/25/30	10,284
		Series - 2001 KS2 (Class AI6)
15,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	15,489
		Series - 2006 HI1 (Class M2)
2,000,000		Santander Drive Auto Receivables Trust	1.190	05/15/18	2,002,582
		Series - 2013 2013-3 (Class B)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	204,279
		Series - 2012 2012-5 (Class D)
1,500,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,494,743
		Series - 2013 2013-1 (Class D)
138

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Santander Drive Auto Receivables Trust	1.950%	03/15/19	$302,255
		Series - 2013 2013-2 (Class C)
2,000,000		Santander Drive Auto Receivables Trust	2.360	04/15/20	2,013,434
		Series - 2014 2014-1 (Class C)
572,000		Santander Drive Auto Receivables Trust	2.460	06/15/20	577,461
		Series - 2014 5 (Class C)
120,000		Toyota Auto Receivables Owner Trust	0.670	12/15/17	119,755
		Series - 2014 A (Class A3)
100,000		Volkswagen Auto Loan Enhanced Trust	0.660	03/20/19	99,835
		Series - 2012 2 (Class A4)
15,000	g	Vornado DP LLC	4.004	09/13/28	16,090
		Series - 2010 VNO (Class A2FX)
1,060,000		World Omni Auto Receivables Trust 2014-B	1.680	12/15/20	1,060,520
		Series - 2014 B (Class A4)
		TOTAL ASSET BACKED			52,671,101

OTHER MORTGAGE BACKED - 1.8%
97,083	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	99,990
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	460,730
		Series - 2006 6 (Class A4)
985,354	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.328	09/10/47	990,341
		Series - 2005 6 (Class A4)
1,320,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	1,376,789
		Series - 2006 PW14 (Class A4)
257,878	i	Bear Stearns Commercial Mortgage Securities	5.597	03/11/39	261,150
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.896	06/11/40	212,177
		Series - 2007 PW16 (Class A4)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	859,653
		Series - 2006 PW13 (Class AM)
447,577		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	465,055
		Series - 2006 T24 (Class A4)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,065,894
		Series - 2007 PW17 (Class A4)
500,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	534,701
		Series - 2007 PW18 (Class A4)
18,320		Bear Stearns Commercial Mortgage Securities	5.736	06/11/50	18,307
		Series - 2007 PW17 (Class A3)
750,000		Citigroup Commercial Mortgage Trust	1.987	04/10/46	756,506
		Series - 2013 2013-GC11 (Class A2)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,054,437
		Series - 2013 2013-GC11 (Class AS)
255,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	269,938
		Series - 2014 2014-GC19 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	512,106
		Series - 2014 2014-GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	980,684
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	983,893
		Series - 2015 GC27 (Class AS)
688,071	i	Citigroup Commercial Mortgage Trust	6.349	12/10/49	741,803
		Series - 2008 2008-C7 (Class A4)
139

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$585,000		Citigroup Commercial Mortgage Trust	5.322%	12/11/49	$609,502
		Series - 2007 2007-CD4 (Class A4)
550,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.380	07/15/44	553,551
		Series - 2005 CD1 (Class AJ)
748,582		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.617	10/15/48	776,137
		Series - 2006 CD3 (Class A5)
2,000,000		COMM Mortgage Trust	3.039	12/10/18	2,073,350
		Series - 2013 CR13 (Class A2)
719,167		COMM Mortgage Trust	2.256	12/10/44	728,680
		Series - 2012 LC4 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	616,350
		Series - 2012 LC4 (Class AM)
500,000		COMM Mortgage Trust	2.752	08/15/45	511,287
		Series - 2012 CR2 (Class ASB)
749,000		COMM Mortgage Trust	1.906	01/10/46	753,272
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	399,246
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	530,660
		Series - 0 CR7 (Class A4)
469,301	i	COMM Mortgage Trust	5.943	06/10/46	480,354
		Series - 2006 C7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,067,355
		Series - 2013 CR12 (Class A4)
500,000		COMM Mortgage Trust	4.258	10/10/46	541,299
		Series - 2013 CR11 (Class A4)
1,000,000		COMM Mortgage Trust	2.928	02/10/47	1,031,288
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	527,338
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	995,680
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,061,909
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,040,741
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,025,820
		Series - 2014 UBS4 (Class A5)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,019,049
		Series - 2014 CR20 (Class A4)
1,000,000		COMM Mortgage Trust	4.339	12/10/47	1,015,502
		Series - 2014 CR21 (Class B)
1,000,000	i	COMM Mortgage Trust	4.406	02/10/48	976,112
		Series - 2015 LC19 (Class C)
255,000	i	COMM Mortgage Trust	5.989	12/10/49	273,217
		Series - 2007 C9 (Class A4)
300,000	i	COMM Mortgage Trust	6.239	12/10/49	322,411
		Series - 2008 LS1 (Class ASM)
1,854,698	i	Credit Suisse Commercial Mortgage Trust	6.000	06/15/38	1,894,197
		Series - 2006 C3 (Class A3)
452,650	i	Credit Suisse Mortgage Capital Certificates	5.609	02/15/39	456,081
		Series - 2006 C1 (Class A4)
140

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$154,525		Credit Suisse Mortgage Capital Certificates	5.467%	09/15/39	$159,612
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,190,405
		Series - 2006 C4 (Class AM)
15,566	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	15,546
		Series - 2005 C5 (Class A4)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	220,427
		Series - 2005 C5 (Class AJ)
998,043	i	GE Capital Commercial Mortgage Corp	5.495	11/10/45	1,000,353
		Series - 2005 C4 (Class A4)
824,467	i	Greenwich Capital Commercial Funding Corp	5.224	04/10/37	825,481
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.277	04/10/37	604,298
		Series - 2005 GG5 (Class AM)
689,976	i	Greenwich Capital Commercial Funding Corp	6.013	07/10/38	705,275
		Series - 2006 GG7 (Class A4)
498,596		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	524,158
		Series - 2007 GG9 (Class A4)
2,000,000		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	2,122,334
		Series - 2007 GG11 (Class A4)
1,825,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	1,835,353
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	752,337
		Series - 2006 GG6 (Class AM)
1,218,547		GS Mortgage Securities Corp II	5.560	11/10/39	1,263,240
		Series - 2006 GG8 (Class A4)
434,000		GS Mortgage Securities Corp II	3.314	01/10/45	453,412
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	297,924
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	298,039
		Series - 2013 GC10 (Class AS)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,826,700
		Series - 2011 GC5 (Class A4)
500,000		GS Mortgage Securities Trust	3.482	01/10/45	520,746
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	211,667
		Series - 0 GCJ7 (Class B)
250,000		GS Mortgage Securities Trust	1.840	02/10/46	251,680
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	501,365
		Series - 2013 GC12 (Class A4)
511,000		GS Mortgage Securities Trust	3.813	11/10/46	541,493
		Series - 2013 GC16 (Class AAB)
200,000		GS Mortgage Securities Trust	2.924	01/10/47	206,302
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,060,949
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,529,046
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,874,897
		Series - 2015 GC28 (Class A4)
141

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633%	12/05/27	$101,406
		Series - 2009 IWST (Class A2)
23,517		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	23,551
		Series - 2004 LN2 (Class A2)
1,072,012		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	1,113,569
		Series - 2006 CB17 (Class A4)
524,196	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.412	12/15/44	525,373
		Series - 2005 LDP5 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.100	04/15/45	207,222
		Series - 2006 LDP7 (Class AM)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.372	05/15/45	321,046
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	313,336
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	533,852
		Series - 2013 C13 (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	502,159
		Series - 2013 LC11 (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	542,005
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	535,136
		Series - 2013 C16 (Class A4)
1,418,659		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,481,086
		Series - 2006 LDP9 (Class A3)
896,634		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	940,043
		Series - 2007 CB18 (Class A4)
413,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	417,213
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	298,733
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	506,706
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	577,599
		Series - 2013 C10 (Class AS)
356,425	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.962	06/15/49	359,953
		Series - 2007 LD11 (Class A3)
860,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.962	06/15/49	910,483
		Series - 2007 LD11 (Class A4)
500,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	517,468
		Series - 2014 C22 (Class A4)
1,500,000		JPMBB Commercial Mortgage Securities Trust	2.940	11/15/47	1,545,842
		Series - 2014 C24 (Class A2)
317,049		LB-UBS Commercial Mortgage Trust	5.156	02/15/31	320,127
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	129,672
		Series - 2006 C6 (Class A4)
200,000	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	207,767
		Series - 2006 C6 (Class AJ)
1,342,972		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,408,869
		Series - 2007 C1 (Class A4)
790,665		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	835,161
		Series - 2007 C2 (Class A3)
142

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$600,000	i	LB-UBS Commercial Mortgage Trust	6.114%	07/15/40	$641,950
		Series - 2007 C6 (Class AM)
299,141	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	323,600
		Series - 2007 C7 (Class A3)
225,000	i	Merrill Lynch Mortgage Trust	5.460	11/12/37	226,689
		Series - 2005 CKI1 (Class AJ)
14,246	i	Merrill Lynch Mortgage Trust	5.460	11/12/37	14,247
		Series - 2005 CKI1 (Class A6)
211,539	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	211,582
		Series - 2005 CIP1 (Class AM)
235,000	i	Merrill Lynch Mortgage Trust	5.865	05/12/39	239,969
		Series - 2006 C1 (Class A4)
88,461	i	Merrill Lynch Mortgage Trust	6.029	06/12/50	88,897
		Series - 2007 C1 (Class A3)
425,819	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.650	02/12/39	431,531
		Series - 2006 1 (Class A4)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	164,628
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	59,457
		Series - 2013 2013-C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	749,624
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	502,981
		Series - 2013 2013-C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	240,197
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	212,103
		Series - 2013 2013-C12 (Class ASB)
400,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	412,017
		Series - 2014 2014-C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	591,328
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,310,331
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,089,048
		Series - 2014 2014-C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,462,078
		Series - 2015 C20 (Class A4)
590,000		Morgan Stanley Capital I	5.364	03/15/44	620,341
		Series - 2007 IQ13 (Class A4)
182,544	i	Morgan Stanley Capital I	5.731	07/12/44	186,922
		Series - 2006 HQ9 (Class A4)
250,000		Morgan Stanley Capital I	2.111	03/15/45	252,963
		Series - 2012 C4 (Class A2)
1,250,000		Morgan Stanley Capital I	3.244	03/15/45	1,280,464
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,639,035
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	216,497
		Series - 2007 T25 (Class AM)
1,671,588		Morgan Stanley Capital I	5.809	12/12/49	1,793,732
		Series - 2007 IQ16 (Class A4)
143

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$222,660		Morgan Stanley Capital I	4.770%	07/15/56	$222,465
		Series - 0 IQ9 (Class AJ)
750,000		Morgan Stanley Capital I Trust	5.569	12/15/44	795,737
		Series - 2007 HQ13 (Class A3)
409,972	i	TIAA Seasoned Commercial Mortgage Trust	5.486	08/15/39	412,633
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,512,443
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	505,282
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,035,136
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	417,085
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	107,290
		Series - 2012 C1 (Class B)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	105,030
		Series - 2007 2007-C30 (Class A5)
618,254	i	Wachovia Bank Commercial Mortgage Trust	5.448	12/15/44	619,023
		Series - 2005 2005-C22 (Class A4)
730,228	i	Wachovia Bank Commercial Mortgage Trust	5.498	12/15/44	737,786
		Series - 2005 2005-C22 (Class AM)
105,000	i	Wachovia Bank Commercial Mortgage Trust	5.515	01/15/45	107,009
		Series - 2006 2006-C23 (Class AJ)
764,717	i	Wachovia Bank Commercial Mortgage Trust	5.765	07/15/45	785,717
		Series - 2006 2006-C27 (Class A3)
750,000		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	798,103
		Series - 2007 2007-C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	314,458
		Series - 2006 2006-C28 (Class AM)
1,206,306	i	Wachovia Bank Commercial Mortgage Trust	6.150	02/15/51	1,267,774
		Series - 2007 2007-C33 (Class A4)
200,000	i	Wachovia Bank Commercial Mortgage Trust	6.150	02/15/51	216,380
		Series - 2007 2007-C33 (Class A5)
1,250,000		WF-RBS Commercial Mortgage Trust	2.684	11/15/44	1,267,843
		Series - 2011 C5 (Class A2)
250,000	i	WF-RBS Commercial Mortgage Trust	5.000	06/15/45	264,712
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	404,866
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	779,776
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	610,255
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	509,672
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,059,478
		Series - 2014 C19 (Class B)
3,000,000		WF-RBS Commercial Mortgage Trust	3.635	05/15/47	3,136,596
		Series - 2014 C20 (Class A3)
216,546		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	215,791
		Series - 2013 C12 (Class A1)
144

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	WF-RBS Commercial Mortgage Trust	3.198%	03/15/48	$508,711
	Series - 2013 C12 (Class A4)
	TOTAL OTHER MORTGAGE BACKED			106,572,220

	TOTAL STRUCTURED ASSETS			159,243,321
	(Cost $159,151,271)

	TOTAL BONDS			5,963,794,684
	(Cost $5,928,547,494)

SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.8%
35,000,000	Federal Home Loan Bank (FHLB)	0.040	08/07/15	34,998,565
10,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.055	08/11/15	9,999,540
	TOTAL GOVERNMENT AGENCY DEBT			44,998,105

TREASURY DEBT - 0.0%
3,000,000	United States Treasury Bill	0.103	07/23/15	2,999,991
	TOTAL TREASURY DEBT			2,999,991

	TOTAL SHORT-TERM INVESTMENTS			47,998,096
	(Cost $47,997,747)

	TOTAL INVESTMENTS - 100.3%			6,011,792,780
	(Cost $5,976,545,241)
	OTHER ASSETS & LIABILITIES, NET - (0.3)%			(20,391,104)
	NET ASSETS - 100.0%			$5,991,401,676

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2015, the aggregate value of these securities was $33,150,086 or 0.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
145

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 4.3%

AUTOMOBILES & COMPONENTS - 0.3%
$1,985,000	i	Dealer Tire LLC	5.500%	12/22/21	$1,998,240
3,970,000	i	Gates Global LLC	4.250	07/05/21	3,905,487
3,007,692	i	INA Beteiligungsgesellschaft mbH	4.250	05/15/20	3,018,971
		TOTAL AUTOMOBILES & COMPONENTS			8,922,698

CAPITAL GOODS - 0.1%
2,575,106	i	TransDigm, Inc	3.750	02/28/20	2,552,574
		TOTAL CAPITAL GOODS			2,552,574

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
594,502	i	AECOM Technology Corp	3.750	10/17/21	594,799
1,318,375	i	B/E Aerospace Inc	4.000	12/16/21	1,323,728
2,938,929	i	Capital Safety North America	3.750	03/29/21	2,930,347
2,493,703	i	Connolly Corp	4.500	05/14/21	2,497,593
3,188,975	i	Creative Artists Agency LLC	5.500	12/17/21	3,212,892
1,110,000	i	Staples, Inc	3.500	04/24/21	1,107,458
319,114	i	WASH Multifamily Laundry Systems LLC	4.250	05/05/22	316,721
55,886	i	WASH Multifamily Laundry Systems LLC	4.250	05/05/22	55,467
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			12,039,005

CONSUMER DURABLES & APPAREL - 0.1%
1,831,522	i	Otter Products LLC	5.750	06/03/20	1,831,522
		TOTAL CONSUMER DURABLES & APPAREL			1,831,522

CONSUMER SERVICES - 0.3%
2,611,111	i	Hilton Worldwide	3.500	10/26/20	2,611,529
1,152,146	i	Marina District Finance Co, Inc	6.500	08/15/18	1,161,513
585,000	i	MGM Resorts International	3.500	12/20/19	580,466
989,605	i	Pinnacle Entertainment, Inc	3.750	08/13/20	988,902
6,109,269	i	Spin Holdco, Inc	4.250	11/14/19	6,080,616
		TOTAL CONSUMER SERVICES			11,423,026

DIVERSIFIED FINANCIALS - 0.2%
1,990,000	i	DTZ US Borrower LLC	5.500	11/04/21	1,996,229
686,550	i	TransFirst, Inc	4.750	11/12/21	684,834
4,024,063	i	TransUnion LLC	3.750	04/09/21	3,985,713
		TOTAL DIVERSIFIED FINANCIALS			6,666,776

FOOD & STAPLES RETAILING - 0.1%
3,291,750	i	Albertson’s Holdings LLC	5.500	08/25/21	3,304,390
1,000,000	i	Rite Aid Corp	5.750	08/21/20	1,009,380
1,500,000	i	Rite Aid Corp	4.875	06/21/21	1,499,535
		TOTAL FOOD & STAPLES RETAILING			5,813,305
146

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD, BEVERAGE & TOBACCO - 0.0%
$994,987	i	Post Holdings, Inc	3.750%	06/02/21	$989,853
		TOTAL FOOD, BEVERAGE & TOBACCO			989,853

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
641,875	i	Accellent, Inc	4.500	03/12/21	637,331
2,433,974	i	Capsugel Holdings US, Inc	3.500	08/01/18	2,431,370
1,289,240	i	CHS/Community Health Systems	4.000	01/27/21	1,290,555
2,677,962	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	2,675,633
2,947,500	i	HCA, Inc	3.025	05/01/18	2,945,496
2,947,582	i	Kinetic Concepts, Inc	4.500	05/04/18	2,956,189
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			12,936,574

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
2,977,500	i	Visant Corp	7.000	09/23/21	2,868,315
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,868,315

INSURANCE - 0.1%
2,568,132	i	Acrisure LLC	5.250	05/19/22	2,555,291
1,194,536	i	USI, Inc	4.250	12/27/19	1,192,051
		TOTAL INSURANCE			3,747,342

MATERIALS - 0.4%
1,343,250	i	Eco Services Operations LLC	4.750	12/04/21	1,333,176
2,518,860	i	Minerals Technologies, Inc	3.750	05/09/21	2,516,769
700,000	h,i	Minerals Technologies, Inc	3.750	05/09/21	699,419
2,411,111	i	Signode Industrial Group US, Inc	3.750	05/01/21	2,380,972
800,000	i	Solenis International LP	7.750	07/31/22	773,000
3,980,029	i	Tronox Pigments BV	4.250	03/19/20	3,977,561
		TOTAL MATERIALS			11,680,897

MEDIA - 0.4%
5,250,000	i	CDS US Intermediate Holdings, Inc	5.000	06/30/22	5,243,437
1,239,335	i	CSC Holdings LLC	2.687	04/17/20	1,225,083
1,902,760	i	MTL Publishing LLC	3.750	06/29/18	1,898,479
1,613,700	i	Time, Inc	4.250	04/26/21	1,609,666
1,984,321	i	Univision Communications, Inc	4.000	03/01/20	1,966,601
1,346,642	i	Virgin Media Investment Holdings Ltd	3.500	06/30/23	1,332,058
		TOTAL MEDIA			13,275,324

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
400,000	i	Endo Luxembourg Finance I Co Sarl	3.750	06/24/22	400,752
3,000,000	i	NBTY, Inc	3.500	10/01/17	2,979,750
175,000	i	Valeant Pharmaceuticals International, Inc	4.000	04/01/22	174,708
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,555,210

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
4,438,552	i	Avago Technologies Ltd	3.750	05/06/21	4,442,502
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			4,442,502
147

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SOFTWARE & SERVICES - 0.8%
$2,242,500	i	Activision Blizzard, Inc	3.250%	10/11/20	$2,247,478
1,100,000	i	Asurion LLC	8.500	03/03/21	1,116,159
2,375,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	2,214,687
1,943,040	i	IMS Health, Inc	3.500	03/17/21	1,930,896
1,301,340	i	Infor US, Inc	3.750	06/03/20	1,282,366
2,168,972	i	Mitchell International, Inc	4.500	10/12/20	2,163,550
3,000,000	i	Mitchell International, Inc	8.500	10/11/21	2,989,500
1,349,215	i	P2 Lower Acquisition LLC	5.500	10/22/20	1,350,901
2,219,438	i	ProQuest LLC	5.250	10/24/21	2,223,610
2,285,202	i	SS&C Technologies Holdings, Inc	4.000	06/23/22	2,283,785
514,798	i	SS&C Technologies Holdings, Inc	4.000	06/23/22	514,479
		TOTAL SOFTWARE & SERVICES			20,317,411

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
1,970,000	i	Scientific Games International, Inc	6.000	10/18/20	1,968,660
1,990,000	i	Sensata Technologies BV	3.000	10/11/21	1,993,204
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			3,961,864

TELECOMMUNICATION SERVICES - 0.1%
3,050,000	i	CommScope Holding Co, Inc	3.750	05/29/22	3,043,656
987,500	i	Internap Network Services Corp	6.000	11/26/19	994,906
		TOTAL TELECOMMUNICATION SERVICES			4,038,562

UTILITIES - 0.0%
243,125	i	Calpine Corp	4.000	10/09/19	242,821
		TOTAL UTILITIES			242,821

		TOTAL BANK LOAN OBLIGATIONS			131,305,581
		(Cost $131,062,938)

BONDS - 91.8%

CORPORATE BONDS - 42.2%

AUTOMOBILES & COMPONENTS - 0.4%
810,000	g	Continental Rubber of America Corp	4.500	09/15/19	832,064
1,000,000		Ford Motor Co	7.450	07/16/31	1,278,657
950,000		Ford Motor Co	4.750	01/15/43	924,120
1,750,000	g	Gates Global LLC	6.000	07/15/22	1,583,750
2,000,000		Johnson Controls, Inc	4.625	07/02/44	1,901,424
1,450,000		Magna International, Inc	3.625	06/15/24	1,425,989
1,850,000	g	Schaeffler Finance BV	4.750	05/15/23	1,803,750
175,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	181,125
860,000	g,o	Schaeffler Holding Finance BV	6.250	11/15/19	906,225
705,000	g,o	Schaeffler Holding Finance BV	6.750	11/15/22	760,519
350,000	g	ZF North America Capital, Inc	4.000	04/29/20	349,563
175,000	g	ZF North America Capital, Inc	4.500	04/29/22	171,938
350,000	g	ZF North America Capital, Inc	4.750	04/29/25	339,500
		TOTAL AUTOMOBILES & COMPONENTS			12,458,624
148

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANKS - 6.4%
$1,000,000	g	Akbank TAS	4.000%	01/24/20	$974,040
1,000,000	g	Akbank TAS	5.125	03/31/25	956,120
1,025,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	1,009,112
2,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	2,043,278
1,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,512,000
2,000,000	g	Banco del Estado de Chile	2.000	11/09/17	2,012,682
3,775,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	3,758,012
900,000		Bancolombia S.A.	5.950	06/03/21	986,850
900,000	g	Bangkok Bank PCL	3.250	10/18/15	906,216
1,000,000	g	Bangkok Bank PCL	3.300	10/03/18	1,029,219
1,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	1,010,403
3,475,000		Bank of America Corp	3.750	07/12/16	3,562,077
650,000		Bank of America Corp	5.300	03/15/17	688,368
25,000		Bank of America Corp	6.000	09/01/17	27,178
12,000,000		Bank of America Corp	1.950	05/12/18	11,991,708
1,000,000		Bank of America Corp	5.490	03/15/19	1,094,433
3,000,000		Bank of America Corp	4.000	01/22/25	2,918,556
2,275,000		Bank of America Corp	4.750	04/21/45	2,102,230
6,450,000	g	Bank of Montreal	2.625	01/25/16	6,524,910
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,874,707
5,000,000		Bank of Nova Scotia	2.125	09/11/19	5,027,835
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,013,377
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	948,059
1,250,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,233,315
1,600,000		Barclays plc	2.750	11/08/19	1,588,474
3,100,000		Barclays plc	3.650	03/16/25	2,931,974
750,000	g	BBVA Banco Continental S.A.	2.250	07/29/16	752,250
450,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	456,187
1,000,000	g,i	BBVA Banco Continental S.A.	5.250	09/22/29	1,013,750
375,000		Branch Banking & Trust Co	2.300	10/15/18	380,500
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,771,875
2,000,000		Capital One Bank USA NA	1.500	03/22/18	1,972,954
2,350,000		Capital One Bank USA NA	2.950	07/23/21	2,308,224
300,000		Capital One Bank USA NA	3.375	02/15/23	291,049
8,975,000		Citigroup, Inc	1.300	11/15/16	8,967,425
2,500,000		Citigroup, Inc	3.875	10/25/23	2,547,892
5,300,000		Citigroup, Inc	3.300	04/27/25	5,088,556
3,100,000		Citigroup, Inc	4.400	06/10/25	3,083,796
1,775,000		Citigroup, Inc	5.300	05/06/44	1,802,071
3,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	3,520,545
3,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	2,996,016
2,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	2,575,890
1,550,000	g	Credit Agricole S.A.	2.750	06/10/20	1,548,991
1,550,000	g	Credit Agricole S.A.	4.375	03/17/25	1,484,776
1,000,000	g	DBS Group Holdings Ltd	2.246	07/16/19	1,000,235
5,000,000		Deutsche Bank AG	1.875	02/13/18	4,982,335
1,950,000		Discover Bank	3.100	06/04/20	1,946,332
2,000,000		Eksportfinans ASA	2.375	05/25/16	2,000,000
1,000,000	g	Export Credit Bank of Turkey	5.000	09/23/21	1,006,188
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,492,147
149

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,250,000		Fifth Third Bancorp	2.375%	04/25/19	$4,252,788
4,125,000	g	HSBC Bank plc	1.500	05/15/18	4,096,946
500,000	g	HSBC Bank plc	4.125	08/12/20	536,282
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,700,022
1,250,000		HSBC USA, Inc	2.250	06/23/19	1,239,379
1,500,000		JPMorgan Chase & Co	3.150	07/05/16	1,530,256
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,029,934
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	1,002,616
3,750,000		JPMorgan Chase & Co	2.750	06/23/20	3,747,169
2,500,000		JPMorgan Chase & Co	3.875	02/01/24	2,537,270
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	4,901,185
775,000		JPMorgan Chase & Co	4.850	02/01/44	797,868
3,000,000		JPMorgan Chase & Co	4.950	06/01/45	2,905,752
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	380,640
2,125,000		KeyBank NA	2.500	12/15/19	2,132,435
1,475,000		KeyBank NA	2.250	03/16/20	1,461,215
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	778,745
1,000,000	i	Malayan Banking Bhd	3.250	09/20/22	1,010,384
2,200,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,167,143
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,023,200
900,000	g	PKO Finance AB	4.630	09/26/22	929,250
1,675,000		PNC Bank NA	2.200	01/28/19	1,681,923
2,025,000		PNC Bank NA	2.250	07/02/19	2,022,214
3,000,000		PNC Bank NA	2.950	01/30/23	2,898,792
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,522,002
1,500,000		PNC Funding Corp	2.700	09/19/16	1,525,905
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	887,250
3,325,000		Royal Bank of Canada	2.200	07/27/18	3,379,836
1,875,000	g	Societe Generale S.A.	4.250	04/14/25	1,760,376
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	125,145
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,037,328
1,500,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,502,153
575,000		SunTrust Banks, Inc	2.750	05/01/23	552,561
425,000		Toronto-Dominion Bank	2.500	07/14/16	432,211
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,020,054
3,900,000	g	Toronto-Dominion Bank	1.950	04/02/20	3,866,476
675,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	682,594
675,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	679,887
1,075,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,033,150
500,000	g	Turkiye Is Bankasi	3.750	10/10/18	494,032
700,000	g	Turkiye Is Bankasi	5.500	04/21/19	727,272
500,000		Union Bank NA	2.125	06/16/17	507,096
400,000		UnionBanCal Corp	3.500	06/18/22	405,017
1,000,000		US Bancorp	1.650	05/15/17	1,011,908
1,800,000		Westpac Banking Corp	2.250	01/17/19	1,821,343
1,000,000	g	Zenith Bank plc	6.250	04/22/19	958,750
		TOTAL BANKS			198,410,871

CAPITAL GOODS - 1.0%
1,225,000		Anixter, Inc	5.625	05/01/19	1,301,562
1,300,000		Anixter, Inc	5.125	10/01/21	1,322,750
1,275,000		Caterpillar Financial Services Corp	2.250	12/01/19	1,285,070
150

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$950,000		Caterpillar, Inc	1.500%	06/26/17	$958,924
	1,500,000	g	CRH America, Inc	3.875	05/18/25	1,484,133
	650,000		Deere & Co	2.600	06/08/22	638,829
	150,000		Eaton Corp	4.000	11/02/32	144,770
	1,000,000		Embraer Netherlands Finance BV	5.050	06/15/25	1,000,000
	865,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	880,138
	900,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	879,308
	2,500,000		John Deere Capital Corp	1.350	01/16/18	2,506,837
	375,000		John Deere Capital Corp	2.750	03/15/22	371,272
	687,228	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	470,751
	689,325	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	494,591
	500,000	g	Rexel S.A.	5.250	06/15/20	520,000
	1,100,000		Rockwell Automation, Inc	2.050	03/01/20	1,091,210
	1,550,000	g	Siemens Financieringsmaatschappij NV	4.400	05/27/45	1,522,884
	1,790,000	g	Stena AB	7.000	02/01/24	1,727,350
	2,350,000		Timken Co	3.875	09/01/24	2,271,461
	2,670,000	g	TSMC Global Ltd	1.625	04/03/18	2,638,131
	1,450,000	g	Tupy Overseas S.A.	6.625	07/17/24	1,419,188
	875,000		United Technologies Corp	1.800	06/01/17	887,617
	1,550,000		United Technologies Corp	4.150	05/15/45	1,474,256
			TOTAL CAPITAL GOODS			27,291,032

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
	125,000		21st Century Fox America, Inc	7.625	11/30/28	161,472
	90,000		21st Century Fox America, Inc	6.550	03/15/33	109,670
	325,000		21st Century Fox America, Inc	6.650	11/15/37	394,336
	250,000		21st Century Fox America, Inc	6.900	08/15/39	311,736
	1,000,000		ADT Corp	4.125	04/15/19	1,015,000
	1,825,000		ADT Corp	6.250	10/15/21	1,916,250
	750,000	g	AECOM Technology Corp	5.750	10/15/22	759,375
	3,150,000	g	AECOM Technology Corp	5.875	10/15/24	3,193,312
	1,200,000		Air Lease Corp	3.875	04/01/21	1,212,000
	250,000	g	CEB, Inc	5.625	06/15/23	251,250
	1,225,000		Clean Harbors, Inc	5.125	06/01/21	1,212,750
	1,600,000		Fluor Corp	3.500	12/15/24	1,601,845
INR	35,500,000		International Bank for Reconstruction & Development	6.000	12/20/16	549,575
	$670,000		Republic Services, Inc	3.800	05/15/18	704,482
	1,525,000		Republic Services, Inc	3.200	03/15/25	1,464,474
	1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,128,750
	325,000		RR Donnelley & Sons Co	7.000	02/15/22	349,375
	675,000		RR Donnelley & Sons Co	6.500	11/15/23	696,938
	1,925,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	2,040,500
	1,000,000		United Rentals North America, Inc	7.375	05/15/20	1,066,990
	1,000,000		United Rentals North America, Inc	7.625	04/15/22	1,082,500
	1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,376,906
	1,000,000		Waste Management, Inc	2.600	09/01/16	1,017,445
	2,550,000		Waste Management, Inc	2.900	09/15/22	2,503,516
	475,000		Waste Management, Inc	3.900	03/01/35	434,173
	550,000		Waste Management, Inc	4.100	03/01/45	499,765
	2,400,000	g	XPO Logistics, Inc	6.500	06/15/22	2,349,000
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			29,403,385
151

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER DURABLES & APPAREL - 0.4%
$1,000,000	g	Controladora Mabe S.A. de C.V.	7.875%	10/28/19	$1,128,365
1,000,000		DR Horton, Inc	5.750	08/15/23	1,057,500
275,000		DR Horton, Inc	4.750	05/15/17	285,312
2,600,000		DR Horton, Inc	3.750	03/01/19	2,619,500
2,000,000		KB Home	4.750	05/15/19	1,985,000
680,000		KB Home	7.000	12/15/21	702,100
2,000,000		Lennar Corp	4.500	06/15/19	2,040,000
2,000,000		Lennar Corp	4.500	11/15/19	2,025,000
960,000		Standard Pacific Corp	5.875	11/15/24	988,800
225,000		Whirlpool Corp	3.700	03/01/23	226,031
		TOTAL CONSUMER DURABLES & APPAREL			13,057,608

CONSUMER SERVICES - 1.4%
750,000	g	1011778 BC / New Red Fin	4.625	01/15/22	738,750
3,000,000	g	1011778 BC / New Red Fin	6.000	04/01/22	3,082,500
5,025,000		American University	4.321	04/01/45	4,691,119
545,000		Ameristar Casinos, Inc	7.500	04/15/21	577,019
1,350,000		GLP Capital LP	4.375	11/01/18	1,385,438
3,800,000		Metropolitan Museum of Art	3.400	07/01/45	3,309,587
1,500,000		MGM Resorts International	6.750	10/01/20	1,585,950
5,000,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	4,609,090
1,880,000		Northeastern University	4.181	03/01/23	1,936,424
2,000,000	g	SABMiller Holdings, Inc	2.200	08/01/18	2,021,696
2,000,000	g	SABMiller Holdings, Inc	3.750	01/15/22	2,064,256
2,000,000		Service Corp International	7.000	06/15/17	2,150,000
1,000,000		Service Corp International	7.625	10/01/18	1,140,000
1,945,000	g	Six Flags Entertainment Corp	5.250	01/15/21	1,983,900
1,335,000		Speedway Motorsports, Inc	5.125	02/01/23	1,314,975
4,000,000		University of Chicago	4.151	10/01/45	3,770,676
5,000,000		William Marsh Rice University	3.574	05/15/45	4,488,020
		TOTAL CONSUMER SERVICES			40,849,400

DIVERSIFIED FINANCIALS - 5.0%
335,000		Abbey National Treasury Services plc	4.000	04/27/16	342,792
3,000,000		Ally Financial, Inc	4.750	09/10/18	3,093,750
600,000		American Express Centurion Bank	0.875	11/13/15	600,409
875,000		American Express Centurion Bank	6.000	09/13/17	956,419
1,500,000		American Express Credit Corp	1.300	07/29/16	1,504,645
250,000		American Express Credit Corp	2.800	09/19/16	255,205
1,125,000		American Express Credit Corp	2.250	08/15/19	1,126,032
2,175,000		American Express Credit Corp	2.375	05/26/20	2,157,456
4,000,000	g,i	Armor Re Ltd	4.080	12/15/16	3,952,000
1,350,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,370,328
275,000		Bank of New York Mellon Corp	5.450	05/15/19	307,780
2,350,000	g	Bayer US Finance LLC	2.375	10/08/19	2,356,472
1,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,101,250
1,000,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	995,000
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,030,196
3,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,030,330
3,175,000		Capital One Financial Corp	1.000	11/06/15	3,170,209
152

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g	Comcel Trust	6.875%	02/06/24	$1,052,500
300,000		Countrywide Financial Corp	6.250	05/15/16	311,759
1,225,000		Credit Suisse	2.300	05/28/19	1,221,984
1,300,000		Credit Suisse	3.000	10/29/21	1,288,418
2,325,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,234,818
1,550,000	g	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,486,010
2,000,000		Ford Motor Credit Co LLC	1.700	05/09/16	2,002,474
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,534,109
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,121,192
950,000		General Electric Capital Corp	2.300	04/27/17	968,414
5,550,000		General Electric Capital Corp	2.200	01/09/20	5,543,778
5,450,000		General Electric Capital Corp	3.100	01/09/23	5,428,151
400,000		General Electric Capital Corp	6.875	01/10/39	535,407
5,000,000		General Motors Financial Co, Inc	2.400	04/10/18	5,009,925
2,575,000		General Motors Financial Co, Inc	3.250	05/15/18	2,635,446
1,175,000		General Motors Financial Co, Inc	4.375	09/25/21	1,217,573
3,000,000		General Motors Financial Co, Inc	3.450	04/10/22	2,933,310
150,000		General Motors Financial Co, Inc	4.250	05/15/23	151,589
2,890,000		Goldman Sachs Group, Inc	2.375	01/22/18	2,932,601
2,525,000		Goldman Sachs Group, Inc	2.600	04/23/20	2,510,140
1,250,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,240,579
1,850,000		Goldman Sachs Group, Inc	3.500	01/23/25	1,791,401
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	168,788
2,375,000		Goldman Sachs Group, Inc	6.750	10/01/37	2,781,154
1,425,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,410,274
2,175,000		Goldman Sachs Group, Inc	5.150	05/22/45	2,090,969
400,000	g	Hyundai Capital America	2.600	03/19/20	399,793
575,000		Icahn Enterprises LP	4.875	03/15/19	579,428
1,000,000		Icahn Enterprises LP	5.875	02/01/22	1,017,500
675,000	g	ICICI Bank Ltd	4.800	05/22/19	715,690
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,520,375
300,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	308,906
1,420,000		International Lease Finance Corp	5.750	05/15/16	1,455,500
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,306,500
2,000,000		International Lease Finance Corp	5.875	08/15/22	2,162,500
300,000		Legg Mason, Inc	2.700	07/15/19	302,498
425,000		Legg Mason, Inc	3.950	07/15/24	429,177
2,525,000	g	Lukoil International Finance BV	3.416	04/24/18	2,421,475
1,200,000		Morgan Stanley	1.750	02/25/16	1,204,824
3,000,000		Morgan Stanley	5.450	01/09/17	3,178,734
5,275,000		Morgan Stanley	1.875	01/05/18	5,286,584
7,000,000		Morgan Stanley	2.200	12/07/18	7,054,166
2,000,000		Morgan Stanley	2.650	01/27/20	1,994,762
4,550,000		Morgan Stanley	2.800	06/16/20	4,558,054
800,000		Morgan Stanley	3.750	02/25/23	809,771
2,800,000		Morgan Stanley	3.875	04/29/24	2,825,866
4,700,000		Morgan Stanley	3.700	10/23/24	4,674,065
2,000,000		Morgan Stanley	4.350	09/08/26	1,961,660
1,600,000		Morgan Stanley	3.950	04/23/27	1,505,986
500,000		Morgan Stanley	6.375	07/24/42	612,728
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	317,975
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	1,458,651
153

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000	g	NewStar Financial, Inc	7.250%	05/01/20	$1,539,375
750,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	750,758
1,725,000	g	Sberbank of Russia Via SB Capital S.A.	6.125	02/07/22	1,656,000
1,575,000		SLM Corp	4.875	06/17/19	1,559,250
1,675,000		State Street Corp	1.350	05/15/18	1,664,977
1,900,000	g	SUAM Finance BV	4.875	04/17/24	1,914,250
1,485,000		Synchrony Financial	1.875	08/15/17	1,484,143
475,000		Textron, Inc	3.875	03/01/25	466,889
400,000		Toyota Motor Credit Corp	1.375	01/10/18	400,052
3,850,000		Toyota Motor Credit Corp	2.150	03/12/20	3,845,472
1,500,000		Unilever Capital Corp	2.200	03/06/19	1,512,710
500,000		Wells Fargo & Co	1.500	07/01/15	500,000
650,000		Wells Fargo & Co	2.100	05/08/17	660,930
3,300,000		Wells Fargo & Co	4.100	06/03/26	3,308,441
1,520,000		Wells Fargo & Co	3.900	05/01/45	1,362,549
		TOTAL DIVERSIFIED FINANCIALS			152,642,000

ENERGY - 3.7%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	185,725
325,000		Apache Corp	1.750	04/15/17	326,287
1,880,000		Ashland, Inc	3.875	04/15/18	1,931,700
3,600,000		BP Capital Markets plc	1.375	05/10/18	3,578,566
3,000,000		BP Capital Markets plc	2.315	02/13/20	2,986,809
1,115,000		Calumet Specialty Products Partners LP	6.500	04/15/21	1,098,275
1,000,000		Calumet Specialty Products Partners LP	7.625	01/15/22	1,020,000
2,000,000	g	Calumet Specialty Products Partners LP	7.750	04/15/23	2,055,000
3,000,000		Chesapeake Energy Corp	3.250	03/15/16	2,988,750
850,000	i	Chesapeake Energy Corp	3.525	04/15/19	777,750
500,000		Chesapeake Energy Corp	5.375	06/15/21	452,500
500,000		Chesapeake Midstream Partners LP	6.125	07/15/22	528,750
2,500,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,118,750
1,950,000		Concho Resources, Inc	5.500	04/01/23	1,950,000
5,340,000		Continental Resources, Inc	5.000	09/15/22	5,236,570
2,415,000		Crestwood Midstream Partners LP	6.000	12/15/20	2,499,525
500,000		Crestwood Midstream Partners LP	6.125	03/01/22	510,750
300,000		Devon Energy Corp	4.750	05/15/42	285,270
1,500,000		Devon Energy Corp	5.000	06/15/45	1,475,505
1,750,000	g	Dynegy, Inc	6.750	11/01/19	1,820,875
1,100,000		Ecopetrol S.A.	5.375	06/26/26	1,089,000
825,000	g	EDC Finance Ltd	4.875	04/17/20	720,637
2,100,000		Enterprise Products Operating LLC	3.750	02/15/25	2,055,049
750,000		Enterprise Products Operating LLC	5.100	02/15/45	726,923
3,250,000		EP Energy LLC	9.375	05/01/20	3,481,562
2,800,000	g	EP Energy LLC	6.375	06/15/23	2,807,000
2,400,000		Exterran Partners LP	6.000	04/01/21	2,316,000
1,500,000		Halcon Resources Corp	9.750	07/15/20	1,008,750
850,000		Halcon Resources Corp	8.875	05/15/21	558,875
600,000		Husky Energy, Inc	3.950	04/15/22	599,958
1,700,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,126,250
715,000	g	KMG Finance Sub BV	6.375	04/09/21	748,676
2,000,000		Linn Energy LLC	6.250	11/01/19	1,565,000
750,000		Marathon Petroleum Corp	3.500	03/01/16	762,625
154

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Marathon Petroleum Corp	3.625%	09/15/24	$147,284
425,000		MarkWest Energy Partners LP	5.500	02/15/23	437,750
500,000		Murphy Oil USA, Inc	6.000	08/15/23	522,500
300,000		Newfield Exploration Co	5.750	01/30/22	306,000
900,000		Newfield Exploration Co	5.625	07/01/24	909,000
825,000		Noble Energy, Inc	3.900	11/15/24	812,226
275,000		Noble Energy, Inc	5.250	11/15/43	267,013
125,000		Noble Holding International Ltd	3.450	08/01/15	125,127
700,000		Noble Holding International Ltd	4.000	03/16/18	716,327
275,000		Noble Holding International Ltd	3.950	03/15/22	253,122
750,000		Oasis Petroleum, Inc	6.875	03/15/22	761,250
1,800,000		ONE Gas, Inc	2.070	02/01/19	1,800,522
575,000		ONE Gas, Inc	3.610	02/01/24	592,515
1,000,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	821,500
2,000,000		Peabody Energy Corp	6.000	11/15/18	960,000
815,000		Pemex Project Funding Master Trust	6.625	06/15/35	870,012
245,000	g	Pertamina Persero PT	4.300	05/20/23	234,587
500,000	g	Pertamina Persero PT	6.500	05/27/41	495,650
925,000	i	Petrobras Global Finance BV	1.896	05/20/16	911,301
400,000		Petrobras Global Finance BV	3.250	03/17/17	393,536
1,000,000	i	Petrobras Global Finance BV	2.415	01/15/19	924,500
1,500,000		Petrobras Global Finance BV	4.875	03/17/20	1,426,260
925,000		Petrobras Global Finance BV	6.250	03/17/24	893,060
575,000		Petrobras International Finance Co	3.875	01/27/16	577,455
650,000		Petrobras International Finance Co	3.500	02/06/17	643,000
1,250,000		Petroleos Mexicanos	3.500	07/18/18	1,288,375
325,000		Petroleos Mexicanos	5.500	01/21/21	352,463
600,000		Petroleos Mexicanos	3.500	01/30/23	568,980
200,000	g	Petroleos Mexicanos	4.250	01/15/25	194,780
950,000	g	Petroleos Mexicanos	4.500	01/23/26	928,530
405,000		Petroleos Mexicanos	5.500	06/27/44	372,600
466,667		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	482,533
1,000,000	g	Petronas Capital Ltd	3.125	03/18/22	995,717
1,300,000		Phillips 66	4.875	11/15/44	1,237,259
800,000		Pioneer Natural Resources Co	7.500	01/15/20	940,550
2,125,000		Plains All American Pipeline LP	3.600	11/01/24	2,048,030
2,558,000		Plains Exploration & Production Co	6.500	11/15/20	2,705,085
2,800,000		Precision Drilling Trust	6.625	11/15/20	2,765,000
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,815,625
500,000		Range Resources Corp	5.750	06/01/21	513,750
800,000		Regency Energy Partners LP	5.750	09/01/20	870,344
600,000		Regency Energy Partners LP	6.500	07/15/21	632,250
570,000		Regency Energy Partners LP	5.875	03/01/22	606,161
200,000		Regency Energy Partners LP	5.500	04/15/23	203,560
1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,077,192
1,200,000		Rosetta Resources, Inc	5.625	05/01/21	1,275,000
2,000,000	g	Schlumberger Norge AS.	1.250	08/01/17	1,996,222
425,000		Shell International Finance BV	2.375	08/21/22	410,314
1,400,000	g	SM Energy Co	6.125	11/15/22	1,438,780
300,000		SM Energy Co	6.500	01/01/23	307,500
1,425,000		Southwestern Energy Co	3.300	01/23/18	1,460,592
1,575,000		Southwestern Energy Co	4.100	03/15/22	1,543,281
155

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Statoil ASA	1.200%	01/17/18	$199,134
375,000		Statoil ASA	2.450	01/17/23	358,974
675,000		Statoil ASA	4.250	11/23/41	655,477
1,275,000		Suncor Energy, Inc	3.600	12/01/24	1,266,885
1,550,000	g	Sunoco LP	6.375	04/01/23	1,612,000
700,000		Talisman Energy, Inc	3.750	02/01/21	692,308
1,250,000	g	Targa Resources Partners LP	5.000	01/15/18	1,278,125
160,000	g	Tesoro Logistics LP	5.500	10/15/19	166,000
1,000,000		Total Capital International S.A.	1.500	02/17/17	1,008,020
500,000		TransCanada PipeLines Ltd	5.850	03/15/36	549,796
250,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	237,500
865,000	g	Ultra Petroleum Corp	5.750	12/15/18	830,400
2,550,000	g	Ultra Petroleum Corp	6.125	10/01/24	2,237,625
300,000		Vale Overseas Ltd	4.375	01/11/22	294,243
125,000		Vale Overseas Ltd	6.875	11/21/36	120,555
2,500,000		Whiting Petroleum Corp	5.000	03/15/19	2,456,250
1,000,000		WPX Energy, Inc	5.250	09/15/24	921,250
		TOTAL ENERGY			114,110,174

FOOD & STAPLES RETAILING - 0.4%
1,675,000		CVS Caremark Corp	3.375	08/12/24	1,643,336
1,400,000		Ingles Markets, Inc	5.750	06/15/23	1,422,820
1,600,000		Kroger Co	2.950	11/01/21	1,592,079
2,400,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	2,401,308
2,600,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	2,539,664
		TOTAL FOOD & STAPLES RETAILING			9,599,207

FOOD, BEVERAGE & TOBACCO - 1.2%
1,100,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	974,292
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	506,796
1,250,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	1,255,680
2,900,000		Constellation Brands, Inc	3.875	11/15/19	2,943,500
1,350,000		Diageo Capital plc	2.625	04/29/23	1,284,925
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,065,421
1,500,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	1,415,160
1,525,000		General Mills, Inc	2.200	10/21/19	1,514,996
1,275,000	g,h	HJ Heinz Co	2.000	07/02/18	1,273,906
2,025,000	g,h	HJ Heinz Co	2.800	07/02/20	2,024,737
950,000	g,h	HJ Heinz Co	3.950	07/15/25	955,351
875,000	g	JM Smucker Co	3.500	03/15/25	854,521
3,225,000		Mondelez International, Inc	4.125	02/09/16	3,286,114
2,000,000		Mondelez International, Inc	4.000	02/01/24	2,068,684
38,000		PepsiCo, Inc	7.900	11/01/18	45,347
1,125,000		PepsiCo, Inc	4.250	10/22/44	1,094,257
5,300,000	g	Pernod-Ricard S.A.	2.950	01/15/17	5,415,217
100,000		Philip Morris International, Inc	6.375	05/16/38	122,317
825,000	g	Post Holdings, Inc	6.750	12/01/21	825,000
240,000		Post Holdings, Inc	7.375	02/15/22	244,200
1,975,000		Reynolds American, Inc	2.300	06/12/18	1,989,834
1,250,000		Reynolds American, Inc	3.250	06/12/20	1,265,002
2,900,000		Reynolds American, Inc	4.450	06/12/25	2,950,211
430,000		Smithfield Foods, Inc	6.625	08/15/22	459,025
156

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$725,000		Tyson Foods, Inc	3.950%	08/15/24	$729,296
450,000		Tyson Foods, Inc	4.875	08/15/34	451,519
		TOTAL FOOD, BEVERAGE & TOBACCO			37,015,308

HEALTH CARE EQUIPMENT & SERVICES - 1.6%
800,000		Baxter International, Inc	3.200	06/15/23	817,538
250,000		Becton Dickinson & Co	1.750	11/08/16	251,931
520,000		Becton Dickinson & Co	3.734	12/15/24	517,478
1,275,000		Becton Dickinson & Co	4.685	12/15/44	1,242,782
1,000,000		CHS/Community Health Systems	8.000	11/15/19	1,053,750
3,125,000		CHS/Community Health Systems	6.875	02/01/22	3,300,781
375,000		Covidien International Finance S.A.	3.200	06/15/22	373,137
625,000		Express Scripts Holding Co	3.900	02/15/22	638,863
2,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	2,165,000
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,833,930
2,000,000		HCA Holdings, Inc	6.250	02/15/21	2,155,000
1,165,000		HCA, Inc	6.500	02/15/20	1,301,887
975,000		HCA, Inc	5.875	03/15/22	1,060,312
925,000		HealthSouth Corp	5.750	11/01/24	946,969
2,900,000		Kinetic Concepts, Inc	10.500	11/01/18	3,095,808
625,000		Laboratory Corp of America Holdings	2.625	02/01/20	619,372
1,050,000		Laboratory Corp of America Holdings	3.600	02/01/25	1,000,720
1,225,000		LifePoint Hospitals, Inc	5.500	12/01/21	1,264,812
3,325,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	3,333,312
1,725,000		McKesson Corp	4.883	03/15/44	1,712,014
2,200,000	g	Medtronic, Inc	2.500	03/15/20	2,201,771
2,100,000	g	Medtronic, Inc	4.625	03/15/45	2,117,905
1,425,000		Owens & Minor, Inc	3.875	09/15/21	1,464,079
1,900,000		Quest Diagnostics, Inc	3.500	03/30/25	1,800,294
3,000,000		Tenet Healthcare Corp	6.250	11/01/18	3,258,750
225,000		Tenet Healthcare Corp	6.000	10/01/20	239,906
700,000		Tenet Healthcare Corp	8.125	04/01/22	766,500
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	479,776
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	449,213
700,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	690,958
725,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	705,974
2,300,000		Zimmer Holdings, Inc	2.700	04/01/20	2,286,136
2,500,000		Zimmer Holdings, Inc	3.550	04/01/25	2,419,613
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			47,566,271

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
500,000		Clorox Co	3.800	11/15/21	528,351
1,250,000		Clorox Co	3.500	12/15/24	1,234,097
375,000		Ecolab, Inc	1.450	12/08/17	371,614
1,425,000		Ecolab, Inc	2.250	01/12/20	1,409,495
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	378,675
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,922,232

INSURANCE - 1.7%
250,000		Aetna, Inc	1.500	11/15/17	250,571
150,000		Aetna, Inc	6.625	06/15/36	183,710
675,000		Allstate Corp	3.150	06/15/23	674,974
157

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$700,000		Allstate Corp	4.500%	06/15/43	$703,665
1,550,000		American International Group, Inc	2.300	07/16/19	1,546,071
2,725,000		American International Group, Inc	4.500	07/16/44	2,582,581
9,295,000		Children’s Hospital Medic	4.268	05/15/44	8,517,111
400,000		Chubb Corp	6.000	05/11/37	492,596
80,000		Cigna Corp	5.125	06/15/20	89,625
1,000,000		Cigna Corp	4.500	03/15/21	1,086,170
1,175,000		Cigna Corp	3.250	04/15/25	1,125,323
3,525,000	g	Five Corners Funding Trust	4.419	11/15/23	3,636,397
250,000		Lincoln National Corp	7.000	06/15/40	312,604
2,000,000		Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	1,798,312
3,350,000	g,i	Merna Reinsurance IV Ltd	2.500	04/08/16	3,355,025
525,000		MetLife, Inc	6.750	06/01/16	552,265
3,000,000		MetLife, Inc	4.368	09/15/23	3,186,855
2,250,000		MetLife, Inc	3.000	03/01/25	2,152,152
1,275,000		MetLife, Inc	4.050	03/01/45	1,166,532
1,550,000	i	MetLife, Inc	5.250	12/30/49	1,536,438
1,500,000	g	Onex USI Acquisition Corp	7.750	01/15/21	1,522,500
200,000		Principal Financial Group, Inc	1.850	11/15/17	201,395
750,000		Prudential Financial, Inc	5.400	06/13/35	805,118
750,000		Prudential Financial, Inc	5.100	08/15/43	768,452
1,575,000	i	Prudential Financial, Inc	5.200	03/15/44	1,555,470
3,025,000	i	Prudential Financial, Inc	5.375	05/15/45	2,975,844
300,000	g	Prudential Funding LLC	6.750	09/15/23	361,584
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	169,238
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	432,581
300,000		Travelers Cos, Inc	5.800	05/15/18	334,661
2,450,000		UnitedHealth Group, Inc	1.400	10/15/17	2,452,305
1,500,000		WellPoint, Inc	1.250	09/10/15	1,500,828
500,000		WellPoint, Inc	4.625	05/15/42	455,455
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,040,634
150,000		WR Berkley Corp	5.375	09/15/20	167,172
		TOTAL INSURANCE			50,692,214

MATERIALS - 2.6%
1,325,000		Alcoa, Inc	5.125	10/01/24	1,341,562
907,000		Amerigas Partners LP	6.500	05/20/21	943,280
1,350,000	g	Anglo American Capital plc	3.625	05/14/20	1,348,986
1,075,000	g	Anglo American Capital plc	4.875	05/14/25	1,045,801
750,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	756,487
2,550,000		Barrick North America Finance LLC	4.400	05/30/21	2,602,206
450,000	g	Belden, Inc	5.500	09/01/22	446,625
600,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	625,357
750,000	g	Cascades, Inc	5.500	07/15/22	725,625
1,000,000		Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	1,041,190
1,175,000	g	Cemex Finance LLC	6.000	04/01/24	1,162,897
1,500,000		CF Industries, Inc	7.125	05/01/20	1,780,385
200,000		Corning, Inc	1.450	11/15/17	199,133
1,000,000		Corning, Inc	4.250	08/15/20	1,090,412
750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	771,105
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	175,691
1,705,000		Crown Americas LLC	6.250	02/01/21	1,777,463
158

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$680,000		Crown Americas LLC	4.500%	01/15/23	$642,178
1,600,000		Dow Chemical Co	3.500	10/01/24	1,567,682
1,500,000		Eagle Spinco, Inc	4.625	02/15/21	1,455,000
2,890,000		Eastman Chemical Co	2.400	06/01/17	2,938,451
450,000		Eastman Chemical Co	3.800	03/15/25	448,522
450,000		EI du Pont de Nemours & Co	4.150	02/15/43	428,862
2,550,000	g	Eldorado Gold Corp	6.125	12/15/20	2,521,313
850,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	805,375
1,600,000		Fibria Overseas Finance Ltd	5.250	05/12/24	1,604,000
1,925,000	g	Georgia-Pacific LLC	2.539	11/15/19	1,921,629
3,000,000	g	Glencore Finance Canada Ltd	3.600	01/15/17	3,078,912
2,000,000	g	Glencore Funding LLC	1.700	05/27/16	2,002,176
5,450,000	g	Glencore Funding LLC	2.875	04/16/20	5,337,305
2,125,000	g	Glencore Funding LLC	4.625	04/29/24	2,106,096
1,500,000	g	Glencore Funding LLC	4.000	04/16/25	1,393,218
2,000,000		Graphic Packaging International, Inc	4.750	04/15/21	2,020,000
1,000,000		Hexion US Finance Corp	8.875	02/01/18	902,500
3,075,000		Hexion US Finance Corp	6.625	04/15/20	2,821,313
3,750,000		International Paper Co	4.750	02/15/22	4,055,055
600,000		International Paper Co	4.800	06/15/44	554,428
1,500,000	g	Klabin Finance S.A.	5.250	07/16/24	1,461,750
4,000,000		LyondellBasell Industries NV	5.000	04/15/19	4,330,304
1,225,000		LyondellBasell Industries NV	4.625	02/26/55	1,074,550
675,000	g	Mexichem SAB de C.V.	5.875	09/17/44	624,375
525,000		Monsanto Co	2.200	07/15/22	479,107
400,000		Monsanto Co	4.200	07/15/34	363,440
1,125,000		Nucor Corp	4.000	08/01/23	1,140,084
1,500,000	g	OCP S.A.	5.625	04/25/24	1,563,930
550,000		Packaging Corp of America	3.650	09/15/24	538,177
805,000		Reynolds Group Issuer, Inc	5.750	10/15/20	825,125
1,450,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	1,471,219
525,000		Rio Tinto Finance USA plc	2.250	12/14/18	527,629
680,000		Rock Tenn Co	4.450	03/01/19	721,349
820,000		Rock Tenn Co	4.900	03/01/22	882,009
299	g	Samarco Mineracao S.A.	5.375	09/26/24	286
425,000		Sherwin-Williams Co	1.350	12/15/17	423,652
500,000		Silgan Holdings, Inc	5.000	04/01/20	513,750
1,000,000		Steel Dynamics, Inc	5.125	10/01/21	1,002,000
650,000		Steel Dynamics, Inc	5.250	04/15/23	645,125
700,000		Teck Resources Ltd	2.500	02/01/18	684,368
500,000		Teck Resources Ltd	3.750	02/01/23	429,580
125,000		Teck Resources Ltd	6.000	08/15/40	98,692
525,000		Teck Resources Ltd	5.200	03/01/42	380,150
1,550,000		Tronox Finance LLC	6.375	08/15/20	1,437,625
900,000	g	Union Andina de Cementos SAA	5.875	10/30/21	910,125
1,125,000	g	Univar, Inc	6.750	07/15/23	1,136,250
		TOTAL MATERIALS			80,102,871

MEDIA - 2.2%
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,537,500
1,400,000		CBS Corp	2.300	08/15/19	1,382,573
159

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		CBS Corp	4.600%	01/15/45	$667,288
1,100,000		CCO Holdings LLC	6.500	04/30/21	1,151,562
2,000,000		Cinemark USA, Inc	5.125	12/15/22	1,982,500
2,350,000		Comcast Corp	2.850	01/15/23	2,280,736
3,125,000		Comcast Corp	4.250	01/15/33	3,046,916
1,550,000		Comcast Corp	4.600	08/15/45	1,530,892
2,000,000		CSC Holdings LLC	5.250	06/01/24	1,920,000
3,000,000		DIRECTV Holdings LLC	1.750	01/15/18	2,987,871
2,475,000		DIRECTV Holdings LLC	4.450	04/01/24	2,525,772
1,000,000		DISH DBS Corp	5.125	05/01/20	1,011,250
800,000		DISH DBS Corp	5.000	03/15/23	742,000
850,000		DISH DBS Corp	5.875	11/15/24	816,531
1,500,000		Gannett Co, Inc	5.125	10/15/19	1,545,000
2,110,000	g	Gannett Co, Inc	4.875	09/15/21	2,094,175
160,000	g	Gannett Co, Inc	5.500	09/15/24	158,400
1,000,000		Lamar Media Corp	5.000	05/01/23	990,000
144,000	g	Lynx I Corp	5.375	04/15/21	148,410
780,000	g	Lynx II Corp	6.375	04/15/23	806,325
2,650,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	2,654,084
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	694,510
1,000,000		NBC Universal Media LLC	2.875	01/15/23	970,553
700,000		Nielsen Finance LLC	4.500	10/01/20	696,500
925,000	g	Nielsen Finance LLC	5.000	04/15/22	908,812
1,800,000	g	Numericable Group S.A.	6.000	05/15/22	1,774,125
1,450,000		Outfront Media Capital LLC	5.250	02/15/22	1,468,125
300,000	g	Outfront Media Capital LLC	5.625	02/15/24	306,750
600,000		Regal Entertainment Group	5.750	03/15/22	606,720
900,000		Regal Entertainment Group	5.750	06/15/23	904,500
500,000		Regal Entertainment Group	5.750	02/01/25	488,125
1,500,000		Scripps Networks Interactive, Inc	2.800	06/15/20	1,476,363
650,000	g	Sky plc	2.625	09/16/19	645,100
2,100,000	g	Sirius XM Radio, Inc	5.875	10/01/20	2,152,500
3,000,000		Starz LLC	5.000	09/15/19	3,037,500
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,447,815
475,000		Time Warner Cable, Inc	4.500	09/15/42	389,210
940,000		Time Warner, Inc	3.150	07/15/15	940,978
3,600,000		Time Warner, Inc	2.100	06/01/19	3,573,734
1,276,000		Time Warner, Inc	4.875	03/15/20	1,391,234
1,000,000		Time Warner, Inc	4.750	03/29/21	1,079,943
1,000,000		Time Warner, Inc	3.400	06/15/22	990,534
275,000		Time Warner, Inc	6.500	11/15/36	322,065
700,000		Time Warner, Inc	4.900	06/15/42	686,444
1,250,000		Time Warner, Inc	4.650	06/01/44	1,184,014
750,000	g	Time, Inc	5.750	04/15/22	725,625
1,525,000	g	Univision Communications, Inc	5.125	05/15/23	1,479,250
3,550,000	g	Univision Communications, Inc	5.125	02/15/25	3,416,875
1,500,000	g	UPCB Finance IV Ltd	5.375	01/15/25	1,431,750
700,000		Viacom, Inc	2.500	12/15/16	710,620
1,500,000		Viacom, Inc	2.500	09/01/18	1,514,769
1,000,000		Viacom, Inc	5.850	09/01/43	992,154
300,000	g	Virgin Media Finance plc	6.000	10/15/24	304,500
		TOTAL MEDIA			71,691,482
160

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
$1,500,000		Abbott Laboratories	2.000%	03/15/20	$1,487,254
1,500,000		AbbVie, Inc	1.200	11/06/15	1,501,370
1,200,000		AbbVie, Inc	1.750	11/06/17	1,203,478
3,875,000		AbbVie, Inc	2.500	05/14/20	3,833,572
475,000		AbbVie, Inc	2.900	11/06/22	459,525
2,575,000		AbbVie, Inc	3.600	05/14/25	2,541,164
3,400,000		Actavis Funding SCS	1.850	03/01/17	3,416,164
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,920,713
900,000		Actavis Funding SCS	3.000	03/12/20	902,441
1,450,000		Actavis Funding SCS	3.800	03/15/25	1,422,209
2,450,000		Amgen, Inc	2.200	05/22/19	2,441,721
1,550,000		Amgen, Inc	4.400	05/01/45	1,432,082
429,000	g	Endo Finance LLC	7.000	07/15/19	444,873
450,000	g	Endo Finance LLC	6.000	02/01/25	457,313
800,000		Gilead Sciences, Inc	2.350	02/01/20	802,188
1,350,000		Gilead Sciences, Inc	3.700	04/01/24	1,377,589
575,000		Mylan, Inc	2.550	03/28/19	569,605
1,000,000	g	Mylan, Inc	7.875	07/15/20	1,041,720
1,650,000		Perrigo Co plc	2.300	11/08/18	1,650,784
450,000		Perrigo Co plc	4.000	11/15/23	455,442
2,100,000		Perrigo Finance plc	3.900	12/15/24	2,070,522
400,000		Perrigo Finance plc	4.900	12/15/44	384,514
2,850,000	g	Roche Holdings, Inc	2.250	09/30/19	2,867,308
1,000,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/18	1,048,750
3,000,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	3,120,000
525,000	g	Valeant Pharmaceuticals International, Inc	7.500	07/15/21	567,656
425,000	g	VRX Escrow Corp	6.125	04/15/25	437,750
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			41,857,707

REAL ESTATE - 0.7%
150,000		AMB Property LP	4.500	08/15/17	159,000
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	935,565
170,000		Camden Property Trust	4.625	06/15/21	183,622
1,250,000		Camden Property Trust	2.950	12/15/22	1,189,452
350,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	342,304
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	737,186
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,066,447
500,000		Developers Diversified Realty Corp	7.875	09/01/20	611,549
550,000		Equity One, Inc	3.750	11/15/22	543,182
775,000		Essex Portfolio LP	3.375	01/15/23	761,062
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	221,258
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	146,379
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,444,583
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	447,345
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	313,455
1,783,000		Highwoods Realty LP	5.850	03/15/17	1,903,269
700,000		Kilroy Realty LP	3.800	01/15/23	697,257
325,000		Liberty Property LP	4.125	06/15/22	330,613
500,000		Mid-America Apartments LP	4.300	10/15/23	517,484
1,000,000		Mid-America Apartments LP	3.750	06/15/24	986,492
275,000		National Retail Properties, Inc	3.800	10/15/22	277,527
161

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$525,000		National Retail Properties, Inc	3.300%	04/15/23	$508,127
150,000		Regency Centers LP	5.250	08/01/15	150,484
25,000		Regency Centers LP	5.875	06/15/17	27,016
825,000		Simon Property Group LP	2.800	01/30/17	844,336
1,000,000	g	Simon Property Group LP	1.500	02/01/18	997,622
210,000		Simon Property Group LP	10.350	04/01/19	266,596
750,000	g	Trust F	5.250	12/15/24	780,000
185,000		Ventas Realty LP	3.125	11/30/15	186,491
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,116,651
450,000		Weingarten Realty Investors	3.500	04/15/23	438,588
400,000		Weingarten Realty Investors	4.450	01/15/24	414,002
925,000		Weingarten Realty Investors	3.850	06/01/25	905,513
		TOTAL REAL ESTATE			20,450,457

RETAILING - 0.7%
450,000	g	Argos Merger Sub, Inc	7.125	03/15/23	471,375
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,768,000
4,500,000		AutoNation, Inc	5.500	02/01/20	4,871,250
1,000,000		AutoZone, Inc	3.250	04/15/25	964,112
480,000	g	Family Tree Escrow LLC	5.750	03/01/23	501,600
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	842,343
2,900,000		Home Depot, Inc	2.625	06/01/22	2,852,971
1,250,000		Home Depot, Inc	4.200	04/01/43	1,197,182
1,000,000		Home Depot, Inc	4.875	02/15/44	1,065,764
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,132,500
625,000		Limited Brands, Inc	6.625	04/01/21	687,112
2,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	2,130,666
1,870,000		Men’s Wearhouse, Inc	7.000	07/01/22	2,000,900
645,000		O’Reilly Automotive, Inc	4.875	01/14/21	705,880
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	323,804
350,000		O’Reilly Automotive, Inc	3.800	09/01/22	356,596
150,000		QVC, Inc	5.125	07/02/22	154,296
550,000		Tiffany & Co	3.800	10/01/24	539,867
		TOTAL RETAILING			22,566,218

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
800,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	800,613
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			800,613

SOFTWARE & SERVICES - 1.3%
3,805,000	g	Audatex North America, Inc	6.000	06/15/21	3,909,637
1,000,000		Baidu, Inc	3.000	06/30/20	997,185
1,225,000	g	BMC Software Finance, Inc	8.125	07/15/21	992,250
1,000,000		Equinix, Inc	4.875	04/01/20	1,010,000
1,500,000		Equinix, Inc	5.375	01/01/22	1,503,750
6,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	6,331,818
1,500,000		Fiserv, Inc	2.700	06/01/20	1,495,780
1,475,000		Microsoft Corp	3.500	02/12/35	1,344,091
2,350,000		NCR Corp	5.875	12/15/21	2,420,500
1,000,000	g	Open Text Corp	5.625	01/15/23	990,000
1,100,000		Oracle Corp	1.200	10/15/17	1,099,808
3,800,000		Oracle Corp	2.500	05/15/22	3,686,228
162

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,700,000		Oracle Corp	3.400%	07/08/24	$2,703,038
3,800,000		Oracle Corp	2.950	05/15/25	3,654,441
1,550,000		Oracle Corp	4.125	05/15/45	1,436,497
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	719,050
820,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	847,634
900,000	g,h	SS&C Technologies Holdings, Inc	5.875	07/15/23	909,000
3,000,000		Xerox Corp	2.950	03/15/17	3,072,336
		TOTAL SOFTWARE & SERVICES			39,123,043

TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
3,000,000		Amphenol Corp	1.550	09/15/17	3,002,715
725,000		Amphenol Corp	3.125	09/15/21	724,724
100,000		CC Holdings GS V LLC	2.381	12/15/17	101,137
3,500,000		Cisco Systems, Inc	1.650	06/15/18	3,510,549
1,000,000		Flextronics International Ltd	4.625	02/15/20	1,026,250
75,000		General Electric Co	5.250	12/06/17	81,682
25,000		General Electric Co	2.700	10/09/22	24,433
4,100,000		General Electric Co	4.500	03/11/44	4,144,879
1,000,000		Hewlett-Packard Co	3.000	09/15/16	1,020,220
1,700,000		Hewlett-Packard Co	2.750	01/14/19	1,717,320
575,000		Hewlett-Packard Co	3.750	12/01/20	591,975
1,230,000	g	International Game Technology	5.625	02/15/20	1,202,325
1,070,000	g	International Game Technology	6.250	02/15/22	1,021,850
2,070,000	g	International Game Technology	6.500	02/15/25	1,914,750
2,900,000	g	Keysight Technologies, Inc	4.550	10/30/24	2,795,110
2,985,000		L-3 Communications Corp	3.950	11/15/16	3,081,783
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,132,468
600,000	g	Millicom International Cellular S.A.	6.000	03/15/25	579,000
1,575,000	g	NXP BV	3.750	06/01/18	1,586,812
1,500,000		QUALCOMM, Inc	3.450	05/20/25	1,459,438
500,000		Scientific Games Corp	8.125	09/15/18	472,500
1,000,000		Scientific Games International, Inc	10.000	12/01/22	963,125
1,500,000	g	Seagate HDD Cayman	4.750	01/01/25	1,490,337
1,700,000	g	Seagate HDD Cayman	4.875	06/01/27	1,649,736
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,420,500
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,389,695
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,915,257
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,516,984
4,425,000	g	Zebra Technologies Corp	7.250	10/15/22	4,790,062
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			49,327,616

TELECOMMUNICATION SERVICES - 2.5%
1,750,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	1,729,495
200,000	g	Altice Financing S.A.	6.625	02/15/23	198,560
1,040,000		America Movil SAB de C.V.	3.125	07/16/22	1,026,106
550,000		American Tower Corp	3.500	01/31/23	527,654
1,975,000		AT&T, Inc	1.400	12/01/17	1,961,671
2,225,000		AT&T, Inc	2.450	06/30/20	2,179,109
1,200,000		AT&T, Inc	2.625	12/01/22	1,127,123
2,750,000		AT&T, Inc	3.400	05/15/25	2,611,056
2,975,000		AT&T, Inc	4.500	05/15/35	2,726,751
1,050,000		AT&T, Inc	4.750	05/15/46	950,571
163

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000	g	Bharti Airtel International Netherlands BV	5.125%	03/11/23	$1,565,997
1,000,000		Citizens Communications Co	7.125	03/15/19	1,032,500
1,500,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	1,556,250
700,000	g	CommScope Holding Co, Inc	5.000	06/15/21	685,125
1,200,000	g	CommScope Holding Co, Inc	5.500	06/15/24	1,167,000
900,000	g	CommScope Technologies Finance LLC	6.000	06/15/25	896,625
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	758,566
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	423,598
750,000	g	ENTEL Chile S.A.	4.875	10/30/24	754,992
1,750,000	g	ENTEL Chile S.A.	4.750	08/01/26	1,715,131
2,250,000		GCI, Inc	6.875	04/15/25	2,272,500
1,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	1,015,000
550,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	486,750
500,000	g	Oi S.A.	5.750	02/10/22	433,125
3,271,000		Orange S.A.	2.750	09/14/16	3,329,891
500,000		Orange S.A.	5.500	02/06/44	522,237
175,000	g	SES	3.600	04/04/23	177,554
725,000	g	SES Global Americas Holdings GP	2.500	03/25/19	721,885
2,000,000		Sprint Capital Corp	6.900	05/01/19	2,040,000
1,325,000		Sprint Corp	7.250	09/15/21	1,304,297
675,000		Sprint Nextel Corp	6.000	11/15/22	616,781
2,000,000	g	Telecom Italia S.p.A	5.303	05/30/24	1,992,500
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,017,142
1,150,000		Telefonica Emisiones SAU	4.570	04/27/23	1,206,087
1,000,000		T-Mobile USA, Inc	6.464	04/28/19	1,030,000
3,000,000		T-Mobile USA, Inc	6.542	04/28/20	3,140,970
925,000		T-Mobile USA, Inc	6.375	03/01/25	949,281
1,800,000		Verizon Communications, Inc	0.700	11/02/15	1,797,480
5,275,000		Verizon Communications, Inc	2.625	02/21/20	5,258,674
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,629,278
975,000		Verizon Communications, Inc	4.150	03/15/24	999,410
40,000		Verizon Communications, Inc	6.400	09/15/33	45,717
4,475,000		Verizon Communications, Inc	4.400	11/01/34	4,188,363
7,513,000	g	Verizon Communications, Inc	4.272	01/15/36	6,738,695
61,000		Verizon Communications, Inc	6.000	04/01/41	66,892
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,070,631
566,000		Verizon Communications, Inc	4.862	08/21/46	527,814
655,000	g	Verizon Communications, Inc	4.522	09/15/48	576,959
2,732,000		Verizon Communications, Inc	5.012	08/21/54	2,497,346
591,000	g	Verizon Communications, Inc	4.672	03/15/55	512,152
1,450,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	1,437,313
1,500,000		Windstream Corp	7.750	10/01/21	1,372,500
1,425,000		Windstream Corp	6.375	08/01/23	1,170,994
		TOTAL TELECOMMUNICATION SERVICES			77,740,098

TRANSPORTATION - 1.4%
1,275,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	1,282,784
1,225,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	1,248,335
655,000	g	Asciano Finance Ltd	5.000	04/07/18	701,623
750,000		Boeing Co	3.500	03/01/45	660,616
750,000	g	Bombardier, Inc	7.500	03/15/18	783,750
1,000,000	g	Bombardier, Inc	5.500	09/15/18	990,000
164

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$600,000	g	Bombardier, Inc	7.750%	03/15/20	$603,300
600,000	g	Bombardier, Inc	6.125	01/15/23	532,500
1,000,000	g	Bombardier, Inc	7.500	03/15/25	907,500
225,000		Bristow Group, Inc	6.250	10/15/22	222,750
2,050,000		Canadian Pacific Railway Co	2.900	02/01/25	1,926,664
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,058,260
900,000		FedEx Corp	2.300	02/01/20	893,754
1,100,000		FedEx Corp	3.200	02/01/25	1,071,555
900,000		FedEx Corp	4.100	02/01/45	805,328
1,063,000		GATX Corp	1.250	03/04/17	1,059,727
2,115,000		GATX Corp	2.375	07/30/18	2,124,983
4,800,000		GATX Corp	2.500	07/30/19	4,750,205
1,000,000		GATX Corp	3.250	03/30/25	938,366
1,000,000		GATX Corp	5.200	03/15/44	1,007,783
1,500,000		GATX Corp	4.500	03/30/45	1,382,265
2,674,000		Gulfmark Offshore, Inc	6.375	03/15/22	1,998,815
4,900,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	4,776,084
1,500,000	g	KLX, Inc	5.875	12/01/22	1,514,835
1,000,000	g	Latam Airlines Group S.A.	7.250	06/09/20	1,029,378
2,300,000		Norfolk Southern Corp	4.450	06/15/45	2,198,409
375,000		Northrop Grumman Corp	1.750	06/01/18	374,420
600,000		Southwest Airlines Co	2.750	11/06/19	608,283
1,060,000	g	Transnet Ltd	4.500	02/10/16	1,081,200
1,415,000	g	Transnet SOC Ltd	4.000	07/26/22	1,358,966
800,000	g	TTX Co	3.600	01/15/25	801,890
525,000		United Parcel Service, Inc	3.625	10/01/42	476,520
		TOTAL TRANSPORTATION			43,170,848

UTILITIES - 3.5%
2,000,000	g	AerCap Ireland Capital Ltd	2.750	05/15/17	1,987,500
750,000	i	AES Corp	3.283	06/01/19	750,000
425,000		AES Corp	4.875	05/15/23	399,500
1,000,000	g	AES Panama SRL	6.000	06/25/22	1,008,000
625,000		AGL Capital Corp	4.400	06/01/43	619,079
700,000		Alabama Power Co	4.150	08/15/44	667,332
3,000,000		American Electric Power Co, Inc	1.650	12/15/17	3,002,937
1,000,000		American Water Capital Corp	3.850	03/01/24	1,044,527
250,000		Atmos Energy Corp	8.500	03/15/19	303,482
1,700,000		Atmos Energy Corp	4.125	10/15/44	1,617,497
5,000,000		Berkshire Hathaway Energy Co	2.000	11/15/18	5,022,965
1,075,000		Berkshire Hathaway Energy Co	3.500	02/01/25	1,068,879
400,000		Berkshire Hathaway Energy Co	5.150	11/15/43	425,396
1,250,000		Berkshire Hathaway Energy Co	4.500	02/01/45	1,216,665
925,000		Black Hills Corp	4.250	11/30/23	955,231
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,679,352
3,500,000		California Resources Corp	5.000	01/15/20	3,080,000
750,000		California Resources Corp	6.000	11/15/24	644,062
492,000	g	Calpine Corp	7.875	01/15/23	531,360
250,000		Carolina Power & Light Co	5.300	01/15/19	278,429
275,000		Carolina Power & Light Co	5.700	04/01/35	322,239
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	349,603
3,550,000	g	CEZ AS.	4.250	04/03/22	3,711,422
165

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		CMS Energy Corp	5.050%	03/15/22	$1,099,511
1,895,000		Commonwealth Edison Co	4.000	08/01/20	2,021,889
200,000		Commonwealth Edison Co	5.900	03/15/36	237,525
1,250,000		Commonwealth Edison Co	3.700	03/01/45	1,117,822
200,000		Connecticut Light & Power Co	5.500	02/01/19	224,004
500,000		Connecticut Light & Power Co	4.300	04/15/44	492,912
750,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	682,110
725,000		Dominion Gas Holdings LLC	3.600	12/15/24	720,947
1,275,000		Dominion Gas Holdings LLC	4.600	12/15/44	1,197,382
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	218,774
1,000,000		Duke Energy Corp	2.100	06/15/18	1,010,984
825,000		Duke Energy Ohio, Inc	3.800	09/01/23	856,376
1,000,000		Duke Energy Progress, Inc	4.150	12/01/44	962,646
1,250,000	g,i	Electricite de France	5.625	12/30/49	1,271,250
1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,278,485
750,000		ENN Energy Holdings Ltd	3.250	10/23/19	738,025
1,450,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,421,000
775,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	784,130
1,775,000		Exelon Corp	3.950	06/15/25	1,782,775
2,100,000		Ferrellgas Partners LP	6.500	05/01/21	2,094,750
550,000		Ferrellgas Partners LP	6.750	01/15/22	551,375
675,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	691,577
250,000		Indiana Michigan Power Co	7.000	03/15/19	290,785
125,000		Integrys Energy Group, Inc	4.170	11/01/20	132,897
375,000	g	Israel Electric Corp Ltd	6.700	02/10/17	398,438
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,657,800
500,000	g	Israel Electric Corp Ltd	7.250	01/15/19	563,750
1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,316,900
100,000	g	Kansas Gas & Electric	6.700	06/15/19	116,182
1,075,000	g	KazMunayGas National Co JSC	4.400	04/30/23	978,960
500,000	g	KazMunayGas National Co JSC	4.875	05/07/25	455,500
1,000,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	936,306
1,375,000		Kinder Morgan, Inc	2.000	12/01/17	1,368,503
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,536,347
750,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	745,586
350,000		LG&E and KU Energy LLC	3.750	11/15/20	365,371
2,250,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	2,213,546
1,000,000		Nevada Power Co	5.450	05/15/41	1,136,687
750,000		NiSource Finance Corp	4.800	02/15/44	761,969
750,000		Northeast Utilities	1.600	01/15/18	752,638
1,500,000		Northeast Utilities	1.450	05/01/18	1,490,408
1,475,000		Northeast Utilities	3.150	01/15/25	1,422,981
1,500,000		NRG Energy, Inc	7.875	05/15/21	1,597,500
500,000		NRG Energy, Inc	6.625	03/15/23	515,000
1,300,000		NSTAR Electric Co	4.400	03/01/44	1,294,297
750,000		NTPC Ltd	5.625	07/14/21	824,371
1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,214,264
1,000,000	g	Oncor Electric Delivery Co LLC	3.750	04/01/45	890,146
1,550,000		ONEOK Partners LP	3.800	03/15/20	1,581,457
300,000		ONEOK Partners LP	3.375	10/01/22	275,660
325,000		Pacific Gas & Electric Co	8.250	10/15/18	389,431
1,275,000		Pacific Gas & Electric Co	4.300	03/15/45	1,219,919
166

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$250,000		Pepco Holdings, Inc	2.700%	10/01/15	$250,987
	50,000		Potomac Electric Power Co	7.900	12/15/38	74,472
	500,000		PPL Capital Funding, Inc	4.200	06/15/22	525,544
	275,000		Progress Energy, Inc	7.050	03/15/19	319,416
	550,000		Public Service Co of Colorado	4.750	08/15/41	589,343
	400,000		Public Service Co of Oklahoma	5.150	12/01/19	443,574
	1,250,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	1,275,000
	4,500,000		Sabine Pass LNG LP	7.500	11/30/16	4,736,295
	150,000		San Diego Gas & Electric Co	3.000	08/15/21	153,654
	975,000		Sempra Energy	2.875	10/01/22	944,185
	2,000,000		Sempra Energy	4.050	12/01/23	2,063,058
	3,000,000	g	Solar Star Funding LLC	3.950	06/30/35	2,755,722
	1,000,000		Southern California Edison Co	4.650	10/01/43	1,037,009
	1,850,000		Southern California Edison Co	3.600	02/01/45	1,642,365
	1,550,000		Spectra Energy Partners LP	4.500	03/15/45	1,368,191
	1,900,000	g	State Grid Overseas Investment 2014 Ltd	2.750	05/07/19	1,917,824
	200,000		Tampa Electric Co	4.100	06/15/42	190,070
	930,000	g	Three Gorges Finance I Cayman Islands Ltd	3.700	06/10/25	936,497
	200,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	196,500
	450,000		WEC Energy Group, Inc	3.550	06/15/25	448,109
	575,000		Williams Partners LP	4.500	11/15/23	578,867
	925,000		Williams Partners LP	4.900	01/15/45	791,014
	850,000		Wisconsin Power & Light Co	4.100	10/15/44	820,856
	1,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	1,019,942
	525,000		Xcel Energy, Inc	3.300	06/01/25	514,955
	215,000		Xcel Energy, Inc	4.800	09/15/41	222,191
			TOTAL UTILITIES			107,400,945

			TOTAL CORPORATE BONDS			1,291,250,224
			(Cost $1,300,781,802)

GOVERNMENT BONDS - 38.2%

AGENCY SECURITIES - 0.3%
	750,000		Amber Circle Funding Ltd	3.250	12/04/22	736,970
	3,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	3,094,491
	3,000,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	2,904,168
	3,000,000		Ukraine Government AID Bonds	1.844	05/16/19	3,003,771
			TOTAL AGENCY SECURITIES			9,739,400

FOREIGN GOVERNMENT BONDS - 3.7%
	575,000		Agricultural Bank of China	2.750	05/21/20	570,929
	1,535,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,498,544
	640,000		Banque Centrale de Tunisie S.A.	8.250	09/19/27	742,170
	1,450,112	g	Brazil Loan Trust	5.477	07/24/23	1,428,360
	1,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	945,000
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,446,118
	$900,000		Brazilian Government International Bond	2.625	01/05/23	796,500
	400,000		Brazilian Government International Bond	4.250	01/07/25	386,000
	880,000		Brazilian Government International Bond	5.000	01/27/45	761,200
	425,000		Colombia Government International Bond	2.625	03/15/23	389,300
COP	1,667,000,000		Colombia Government International Bond	4.375	03/21/23	578,123
167

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$1,805,000		Colombia Government International Bond	5.625%	02/26/44	$1,827,562
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,535,625
	1,350,000	g	Croatia Government International Bond	6.250	04/27/17	1,429,312
	270,000	g	Croatia Government International Bond	6.375	03/24/21	291,262
	700,000	g	Croatia Government International Bond	5.500	04/04/23	719,691
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,441,478
	$3,000,000	g	Dominican Republic International Bond	5.500	01/27/25	3,007,500
	1,500,000	g	Ecuador Government International Bond	10.500	03/24/20	1,503,750
	500,000		Egypt Government AID Bonds	4.450	09/15/15	504,135
	1,600,000	g	Egypt Government International Bond	5.875	06/11/25	1,562,400
	750,000	g	El Salvador Government International Bond	7.650	06/15/35	753,750
IDR	11,500,000,000		European Bank for Reconstruction & Development	7.250	02/08/16	853,212
INR	61,000,000		European Bank for Reconstruction & Development	6.000	03/03/16	951,995
TRY	3,425,000		European Investment Bank	5.750	04/03/18	1,150,271
	$275,000		European Investment Bank	4.875	02/15/36	335,744
	600,000		Export-Import Bank of Korea	1.250	11/20/15	600,456
	550,000		Export-Import Bank of Korea	1.750	02/27/18	549,220
	2,267,000	g	Gabonese Republic	8.200	12/12/17	2,408,688
	550,000	g	Guatemala Government Bond	5.750	06/06/22	591,250
	900,000	g	Guatemala Government Bond	4.875	02/13/28	879,750
EUR	3,760,000	g	Hellenic Republic Government Bond	4.750	04/17/19	2,306,289
	$2,350,000		Hungary Government International Bond	5.750	11/22/23	2,602,625
	1,500,000	g	Indonesia Government International Bond	6.875	03/09/17	1,631,250
	750,000	g	Indonesia Government International Bond	3.375	04/15/23	706,875
	450,000	g	Indonesia Government International Bond	4.125	01/15/25	441,563
	700,000	g	Indonesia Government International Bond	5.125	01/15/45	667,625
	820,000		Israel Government International Bond	4.500	01/30/43	803,600
	630,000		Italy Government International Bond	6.875	09/27/23	781,184
	1,300,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	1,219,010
	290,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	293,700
	1,850,000	g	Kenya Government International Bond	5.875	06/24/19	1,888,850
	600,000	g	Kommunalbanken AS.	1.625	01/15/20	596,222
	600,000	g	Kommunalbanken AS.	2.125	02/11/25	573,960
	1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,010,943
	750,000		Korea Development Bank	2.500	03/11/20	752,088
	4,425,000	g	Korea Housing Finance Corp	1.625	09/15/18	4,362,563
MXN	19,540,000		Mexican Bonos	8.000	12/07/23	1,404,840
	$1,750,000		Mexico Government International Bond	3.500	01/21/21	1,786,750
	750,000		Mexico Government International Bond	3.625	03/15/22	760,500
	250,000		Mexico Government International Bond	4.750	03/08/44	238,750
	800,000		Mexico Government International Bond	4.600	01/23/46	742,000
	500,000	g	Morocco Government International Bond	4.250	12/11/22	510,000
	500,000	g	Morocco Government International Bond	5.500	12/11/42	506,125
NGN	285,000,000		Nigeria Government Bond	15.100	04/27/17	1,434,665
	360,000,000		Nigeria Government Bond	15.540	02/13/20	1,840,603
	$3,000,000		North American Development Bank	2.300	10/10/18	3,051,327
	1,000,000		North American Development Bank	2.400	10/26/22	969,126
	500,000		Panama Government International Bond	5.200	01/30/20	551,000
	1,500,000		Panama Government International Bond	3.750	03/16/25	1,477,500
PHP	45,000,000		Philippine Government International Bond	3.900	11/26/22	988,024
	$2,250,000		Philippine Government International Bond	4.200	01/21/24	2,452,500
	433,000		Poland Government International Bond	5.125	04/21/21	480,370
168

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$1,225,000		Poland Government International Bond	4.000%	01/22/24	$1,281,656
	1,500,000		Province of Manitoba Canada	3.050	05/14/24	1,539,942
	620,000		Province of Quebec Canada	4.625	05/14/18	677,649
	1,000,000		Province of Quebec Canada	3.500	07/29/20	1,070,868
	1,500,000		Province of Quebec Canada	2.750	08/25/21	1,533,240
	1,600,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	1,597,200
	1,025,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,044,270
	2,645,000	g	Republic of Ghana	8.125	01/18/26	2,407,479
	1,300,000	g	Republic of Latvia	2.750	01/12/20	1,296,750
	1,175,000	g	Republic of Paraguay	6.100	08/11/44	1,189,688
	850,000	g	Republic of Serbia	5.250	11/21/17	878,135
	570,725	g,i	Republic of Serbia	6.750	11/01/24	580,142
	163,064	i	Republic of Serbia	6.750	11/01/24	165,755
	1,000,000		Republic of Turkey	7.500	07/14/17	1,103,600
	1,500,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	1,483,500
	1,285,000	g	Slovenia Government International Bond	5.500	10/26/22	1,425,001
ZAR	50,676,000		South Africa Government Bond	8.250	09/15/17	4,250,769
	$750,000		South Africa Government International Bond	6.875	05/27/19	853,125
	1,150,000		South Africa Government International Bond	4.665	01/17/24	1,175,875
	1,125,000		South Africa Government International Bond	5.875	09/16/25	1,246,325
	1,500,000	g	Sri Lanka Government International Bond	6.000	01/14/19	1,531,875
	6,500,000		Turkey Government International Bond	6.750	04/03/18	7,167,771
	2,850,000		Turkey Government International Bond	5.625	03/30/21	3,072,015
	1,400,000		Turkey Government International Bond	4.250	04/14/26	1,334,424
	600,000		Turkey Government International Bond	6.875	03/17/36	696,000
	500,000		United Mexican States	5.125	01/15/20	551,500
	1,000,000		Uruguay Government International Bond	5.100	06/18/50	952,500
			TOTAL FOREIGN GOVERNMENT BONDS			114,378,776

MORTGAGE BACKED - 17.9%
	3,555,226	i	Federal Home Loan Mortgage Corp (FHLMC)	0.796	07/15/37	3,613,749
	4,272,598	i	FHLMC	0.636	09/15/42	4,311,816
	5,801		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	5,927
	179,942		FGLMC	5.500	01/01/19	188,935
	27,226		FGLMC	4.500	01/01/20	28,349
	191,337		FGLMC	4.500	07/01/20	201,333
	57,031		FGLMC	4.500	09/01/20	59,781
	65,507		FGLMC	5.000	10/01/20	69,832
	33,395		FGLMC	5.500	10/01/20	34,756
	12,805		FGLMC	7.000	10/01/20	13,657
	50,743		FGLMC	4.500	06/01/21	53,191
	94,951		FGLMC	5.500	08/01/21	103,183
	31,111		FGLMC	5.000	04/01/23	33,696
	36,862		FGLMC	4.500	09/01/24	39,324
	32,279		FGLMC	6.500	01/01/29	36,957
	9,000,000	h	FGLMC	3.000	08/15/30	9,282,715
	2,172		FGLMC	8.000	01/01/31	2,516
	399,299		FGLMC	5.500	12/01/33	450,043
	526,556		FGLMC	7.000	12/01/33	622,656
	298,899		FGLMC	5.000	01/01/34	334,657
	158,741		FGLMC	4.500	10/01/34	172,010
	218,010		FGLMC	5.500	03/01/35	245,317
169

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$184,998		FGLMC	7.000%	05/01/35	$220,190
29,941		FGLMC	5.000	02/01/36	33,069
491		FGLMC	6.500	05/01/36	562
249,896		FGLMC	5.000	04/01/38	276,289
282,458		FGLMC	4.500	11/01/40	310,780
1,965,657		FGLMC	4.000	12/01/40	2,087,801
318,212		FGLMC	4.500	12/01/40	349,538
1,879,241		FGLMC	3.500	01/01/41	1,932,845
9,427,564		FGLMC	3.500	04/01/44	9,754,542
3,707,140		FGLMC	4.000	08/01/44	3,954,435
4,761,374		FGLMC	4.000	09/01/44	5,085,629
1,931,303		FGLMC	4.500	10/01/44	2,125,605
280,513		FGLMC	4.500	11/01/44	308,756
357,131		FGLMC	4.500	11/01/44	393,056
144,545		FGLMC	4.500	12/01/44	156,722
223,488		FGLMC	4.500	12/01/44	245,982
8,788,905		FGLMC	4.000	02/01/45	9,301,803
1,993,078		FGLMC	3.500	04/01/45	2,054,413
1,000,000	h	FGLMC	3.000	07/15/45	991,660
4,000,000	h	FGLMC	3.500	08/15/45	4,096,011
4,000,000	h	FGLMC	4.000	08/15/45	4,214,921
7,841		Federal National Mortgage Association (FNMA)	6.500	10/01/16	7,971
6,196		FNMA	6.500	11/01/16	6,327
10,602		FNMA	6.500	02/01/18	11,058
14,737		FNMA	4.500	11/01/20	15,385
16,656		FNMA	4.500	12/01/20	17,480
9,852		FNMA	8.000	03/01/23	10,295
65,569		FNMA	4.000	05/01/24	69,070
96,544		FNMA	4.500	08/01/24	103,300
5,427		FNMA	9.000	11/01/25	6,237
1,941,407		FNMA	2.500	10/01/27	1,974,171
4,695		FNMA	7.500	01/01/29	5,398
3,000,000	h	FNMA	2.500	07/25/30	3,031,406
4,000,000	g,h	FNMA	3.000	07/25/30	4,138,125
2,000,000	h	FNMA	3.500	07/25/30	2,107,188
14,000,000	h	FNMA	2.500	08/25/30	14,117,032
9,000,000	h	FNMA	3.000	08/25/30	9,291,093
174,225		FNMA	7.000	07/01/32	194,884
48,487		FNMA	4.500	03/25/33	49,705
1,774,964		FNMA	3.000	10/01/33	1,806,679
182,484		FNMA	4.500	10/01/33	198,694
4,450,289		FNMA	5.000	10/01/33	4,948,495
191,905		FNMA	5.000	11/01/33	215,215
311,022		FNMA	5.000	11/01/33	348,380
750,848		FNMA	3.500	03/25/34	765,523
6,806,570		FNMA	3.000	01/01/35	6,921,350
189,852		FNMA	5.500	02/01/35	214,084
13,919		FNMA	7.500	06/01/35	15,090
5,446,892		FNMA	5.500	08/01/37	6,140,091
26,834		FNMA	6.000	09/01/37	31,055
29,068		FNMA	6.000	09/01/37	33,624
82,179		FNMA	6.500	09/01/37	94,339
170

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,899,587		FNMA	5.500%	11/01/38	$2,182,969
1,262,271		FNMA	5.500	12/01/38	1,439,193
1,550,708		FNMA	4.000	02/01/39	1,644,869
149,664		FNMA	4.000	07/01/39	159,529
383,890		FNMA	5.500	08/01/39	436,264
677,068		FNMA	4.500	10/01/39	732,814
879,521		FNMA	5.500	04/01/40	1,001,618
738,369		FNMA	4.500	06/01/40	799,493
764,345		FNMA	5.000	08/01/40	845,573
1,650,268		FNMA	5.000	09/01/40	1,824,249
730,363		FNMA	4.500	10/01/40	791,306
217,466		FNMA	6.000	10/01/40	247,623
2,224,789		FNMA	4.500	11/01/40	2,403,575
777,064		FNMA	4.500	11/01/40	841,372
1,855,144		FNMA	5.000	05/01/41	2,054,372
5,996,366		FNMA	5.500	12/01/41	6,858,042
1,292,725		FNMA	3.500	02/01/42	1,334,072
405,136		FNMA	4.500	03/01/42	445,147
2,379,439		FNMA	4.500	04/01/42	2,576,368
5,016,836	i	FNMA	0.687	08/25/42	5,090,067
42,582		FNMA	3.000	10/01/42	42,552
2,273,694		FNMA	3.000	10/01/42	2,272,118
42,169		FNMA	3.000	10/01/42	42,139
109,097		FNMA	3.000	11/01/42	109,021
4,604,461	i	FNMA	0.587	11/25/42	4,608,665
8,223,334		FNMA	3.500	11/25/42	1,866,888
52,874		FNMA	3.000	12/01/42	52,619
7,032		FNMA	3.000	12/01/42	7,027
422,653		FNMA	3.000	12/01/42	422,361
8,184,410		FNMA	3.000	01/01/43	8,177,528
3,685,761		FNMA	3.000	01/01/43	3,677,902
16,114,347		FNMA	3.000	02/01/43	16,098,233
577,027		FNMA	3.000	02/01/43	576,537
10,455,155		FNMA	3.000	02/01/43	10,446,300
272,528		FNMA	3.000	02/01/43	272,339
120,843		FNMA	3.000	02/01/43	120,647
5,883,875		FNMA	3.000	02/01/43	5,878,887
4,910,368		FNMA	3.000	02/01/43	4,906,212
1,125,718		FNMA	3.500	02/01/43	1,165,216
1,767,444		FNMA	3.000	03/01/43	1,765,400
47,171		FNMA	3.000	03/01/43	47,094
138,521		FNMA	3.000	03/01/43	138,296
3,716,653		FNMA	3.000	03/01/43	3,712,928
26,009		FNMA	3.000	03/01/43	25,975
29,447		FNMA	3.000	03/01/43	29,399
3,058,351	i	FNMA	0.537	03/25/43	3,071,725
41,308		FNMA	3.000	04/01/43	41,235
313,408		FNMA	3.000	04/01/43	312,997
1,859,914		FNMA	3.000	04/01/43	1,857,477
61,827		FNMA	3.000	04/01/43	61,727
29,908		FNMA	3.000	04/01/43	29,888
10,828		FNMA	3.000	04/01/43	10,807
171

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$66,100		FNMA	3.000%	04/01/43	$66,004
31,481		FNMA	3.000	04/01/43	31,459
37,631		FNMA	3.000	04/01/43	37,582
13,841		FNMA	3.000	04/01/43	13,820
4,082,324		FNMA	3.000	05/01/43	4,076,331
301,542		FNMA	3.500	05/01/43	312,098
182,352		FNMA	3.500	05/01/43	188,741
307,605		FNMA	3.500	06/01/43	318,386
165,339		FNMA	3.500	06/01/43	170,257
386,113		FNMA	3.500	06/01/43	399,661
802,081		FNMA	3.500	06/01/43	830,225
381,132		FNMA	3.500	06/01/43	394,506
148,327		FNMA	3.500	06/01/43	153,530
510,178		FNMA	3.500	07/01/43	528,080
1,038,831		FNMA	3.500	07/01/43	1,075,258
4,543,894		FNMA	4.000	11/01/43	4,862,464
256,014		FNMA	4.000	04/01/44	272,960
878,726		FNMA	4.000	06/01/44	936,770
904,053		FNMA	4.000	06/01/44	963,712
2,062,205		FNMA	4.500	06/01/44	2,269,702
242,724		FNMA	4.000	07/01/44	258,751
970,966		FNMA	4.000	07/01/44	1,035,028
205,679		FNMA	4.000	08/01/44	219,182
2,387,314		FNMA	4.000	08/01/44	2,544,841
260,925		FNMA	4.000	08/01/44	278,166
1,741,540		FNMA	4.000	08/01/44	1,856,504
236,439		FNMA	4.000	09/01/44	252,069
181,307		FNMA	4.000	09/01/44	193,280
822,469		FNMA	3.500	10/01/44	851,336
1,141,844		FNMA	4.000	10/01/44	1,217,253
5,884,351		FNMA	4.500	10/01/44	6,477,082
1,061,630		FNMA	4.000	12/01/44	1,133,844
856,241		FNMA	4.000	12/01/44	914,487
2,105,077		FNMA	4.000	01/01/45	2,244,199
635,272		FNMA	3.500	03/01/45	657,074
352,794		FNMA	3.500	03/01/45	363,288
852,020		FNMA	4.500	03/01/45	937,927
306,502		FNMA	4.000	05/01/45	326,782
681,310		FNMA	4.000	06/01/45	726,439
11,000,000	h	FNMA	3.000	07/25/45	10,932,967
15,000,000	h	FNMA	4.000	07/25/45	15,871,582
4,000,000	h	FNMA	3.000	08/25/45	3,965,312
37,000,000	h	FNMA	3.500	08/25/45	37,958,964
24,000,000	h	FNMA	4.000	08/25/45	25,338,282
36,000,000	h	FNMA	4.500	08/25/45	38,835,000
17,000,000	h	FNMA	5.000	08/25/45	18,758,667
32,000,000	h	FNMA	3.500	09/25/45	32,737,500
6,000,000	h	FNMA	4.000	09/25/45	6,318,283
7,000,000		FNMA	3.500	04/25/42	7,202,048
13,295		Government National Mortgage Association (GNMA)	7.500	11/15/23	14,925
3,382		GNMA	7.500	08/15/28	3,434
16,644		GNMA	6.500	12/15/28	18,985
172

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$53,762		GNMA	6.500%	03/15/29	$61,722
18,462		GNMA	8.500	10/20/30	22,570
5,059		GNMA	7.000	06/20/31	6,162
127,245		GNMA	5.000	02/15/33	140,979
45,270		GNMA	5.500	07/15/33	52,232
533,768		GNMA	5.000	09/15/33	595,076
90,235		GNMA	5.500	11/20/33	102,900
360,924		GNMA	5.500	02/20/35	412,195
117,766		GNMA	5.500	03/20/35	134,290
48,530		GNMA	6.000	10/20/36	55,712
50,437		GNMA	6.000	01/20/37	57,881
77,427		GNMA	6.000	02/20/37	88,872
68,279		GNMA	5.000	04/15/38	75,751
53,174		GNMA	5.500	07/15/38	60,030
102,135		GNMA	5.500	07/20/38	115,014
40,704		GNMA	6.000	08/20/38	46,256
88,974		GNMA	5.000	07/20/39	99,077
15,259,800		GNMA	5.000	07/20/39	16,666,128
10,480,798		GNMA	3.500	10/20/42	2,293,576
888,465		GNMA	3.500	07/15/43	924,723
1,042,468		GNMA	3.500	02/15/45	1,085,317
7,000,000	h	GNMA	3.000	07/20/45	7,053,185
3,000,000	h	GNMA	3.500	07/20/45	3,107,695
7,000,000	h	GNMA	3.000	08/20/45	7,035,411
28,000,000	h	GNMA	3.500	08/20/45	28,929,681
7,000,000	h	GNMA	4.000	08/20/45	7,399,221
8,000,000	h	GNMA	4.000	09/20/45	8,441,409
		TOTAL MORTGAGE BACKED			553,652,499

MUNICIPAL BONDS - 4.7%
1,000,000		Anaheim City School District	3.324	08/01/21	1,038,700
1,000,000		Anaheim City School District	3.825	08/01/23	1,056,770
2,500,000		Arizona School Facilities Board	2.078	09/01/18	2,538,675
880,000		California Earthquake Authority	1.194	07/01/16	880,616
2,535,000		California Earthquake Authority	2.805	07/01/19	2,593,736
5,000,000		California Housing Finance Agency	2.966	08/01/22	4,899,350
3,500,000		City of Austin TX Electric Utility Revenue	4.663	11/15/37	3,552,990
5,000,000		City of Jersey City NJ	3.286	09/01/22	5,067,950
5,000,000		City of New York NY	1.950	03/01/21	4,870,500
7,500,000		Dallas Independent School District	5.049	08/15/33	7,962,150
3,000,000		Denver City & County School District No	4.242	12/15/37	2,932,740
600,000		Denver Health & Hospital Authority	1.700	12/01/16	598,614
750,000		Denver Health & Hospital Authority	2.250	12/01/17	749,955
600,000		Grant County Public Utility District No 2	5.630	01/01/27	699,000
250,000		Harris County Flood Control District	1.818	10/01/18	253,245
1,480,000		Illinois Housing Development Authority	4.105	07/01/27	1,463,217
1,000,000		Maine Municipal Bond Bank	3.368	06/01/19	1,044,510
3,000,000		Maine Municipal Bond Bank	3.668	06/01/20	3,164,220
375,000		Massachusetts Housing Finance Agency	1.306	06/01/16	376,020
500,000		Massachusetts Housing Finance Agency	1.602	12/01/16	503,120
400,000		Massachusetts Housing Finance Agency	1.776	06/01/17	400,848
450,000		Massachusetts Housing Finance Agency	1.876	12/01/17	450,041
173

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Massachusetts Housing Finance Agency	2.807%	12/01/19	$253,220
2,310,000		Massachusetts Housing Finance Agency	4.786	12/01/32	2,321,943
3,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.100	02/01/22	3,075,870
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	3,024,523
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,037,970
2,500,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.467	05/01/40	2,971,275
5,000,000		New York State Dormitory Authority	4.802	12/01/34	5,438,150
1,500,000		Oklahoma Water Resources Board	2.794	04/01/21	1,537,395
5,000,000		Port Authority of New York & New Jersey	3.001	10/15/22	5,076,800
5,000,000		Port Authority of New York & New Jersey	3.471	10/15/25	5,036,750
5,000,000		Port Authority of New York & New Jersey	4.823	06/01/45	4,953,300
1,690,000		Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,681,719
2,000,000		San Francisco Bay Area Rapid Transit District	3.477	07/01/27	1,959,980
4,000,000		St. Paul Housing & Redevelopment Authority	2.353	07/01/19	3,988,960
5,000,000		State of California	4.988	04/01/39	5,169,350
775,000		State of California	7.625	03/01/40	1,135,088
5,180,000		State of Connecticut	5.295	10/01/29	5,908,774
5,000,000	h	State of Georgia	4.150	02/01/35	5,105,900
1,000,000		State of Illinois	4.125	01/01/19	1,016,560
5,000,000		State of Illinois	3.650	04/01/20	4,918,050
775,000		State of Illinois	6.725	04/01/35	821,353
3,000,000		State of Illinois	5.520	04/01/38	2,613,480
5,000,000		State of Illinois	4.620	06/15/38	5,224,800
5,000,000		Texas A&M University	4.772	05/15/33	5,285,500
1,250,000		Texas Public Finance Authority	5.250	07/01/17	1,250,175
1,310,000		Trustees of Boston College	3.519	07/01/21	1,378,958
3,000,000		Trustees of Boston College	3.769	07/01/22	3,178,140
500,000		University of California	2.676	05/15/21	501,790
5,000,000		University of California	3.789	05/15/24	5,308,550
3,500,000		University of California	4.009	05/15/30	3,478,510
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,781,045
		TOTAL MUNICIPAL BONDS			144,530,845

U.S. TREASURY SECURITIES - 11.6%
17,375,000		United States Treasury Bond	4.750	02/15/37	22,432,758
40,000,000		United States Treasury Bond	4.500	05/15/38	49,809,360
27,770,000		United States Treasury Bond	2.500	02/15/45	24,324,798
15,000,000		United States Treasury Bond	3.000	05/15/45	14,629,680
20,193,200	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	20,431,419
30,307,800	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	30,501,952
2,125,000		United States Treasury Note	0.625	05/31/17	2,123,838
2,910,000		United States Treasury Note	1.125	06/15/18	2,919,321
43,797,000		United States Treasury Note	1.375	04/30/20	43,280,327
80,005,000		United States Treasury Note	1.500	05/31/20	79,486,248
20,000,000		United States Treasury Note	2.625	08/15/20	20,904,680
10,000,000	l	United States Treasury Note	2.125	01/31/21	10,160,940
10,000,000		United States Treasury Note	8.000	11/15/21	13,637,500
20,000,000		United States Treasury Note	2.125	06/30/22	20,064,060
174

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,805,100		United States Treasury Note	2.125%	05/15/25	$3,729,888
		TOTAL U.S. TREASURY SECURITIES			358,436,769

		TOTAL GOVERNMENT BONDS			1,180,738,289
		(Cost $1,182,058,835)

STRUCTURED ASSETS - 11.4%

ASSET BACKED - 3.7%
2,930,380	i	ACE Securities Corp Home Equity Loan Trust	0.901	04/25/35	2,924,293
		Series - 2005 HE2 (Class M3)
430,721	i	ACE Securities Corp Home Equity Loan Trust	0.922	08/25/35	425,133
		Series - 2005 HE5 (Class M2)
2,757,992	i	Asset Backed Securities Corp Home Equity Loan Trust	0.892	04/25/35	2,726,705
		Series - 2005 HE3 (Class M3)
1,407,149	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	1,398,925
		Series - 2005 HE7 (Class M2)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	2,079,402
		Series - 2011 5A (Class B)
1,565,694	i	Bear Stearns Asset Backed Securities Trust	0.627	03/25/35	1,557,446
		Series - 2005 AQ1 (Class M1)
3,055,913	i	Bear Stearns Asset Backed Securities Trust	0.677	07/25/35	2,993,856
		Series - 2005 SD3 (Class 1A)
2,737,410	i	Bear Stearns Asset Backed Securities Trust	0.585	02/25/36	2,632,036
		Series - 2006 EC2 (Class M1)
189,977	i	Bear Stearns Asset Backed Securities Trust	0.927	11/25/39	188,755
		Series - 2005 SD3 (Class 2A1)
1,721,138	g	Capital Automotive REIT	4.700	07/15/42	1,767,330
		Series - 2012 1A (Class A)
10,000,000	g	Capital Automotive REIT	3.660	10/15/44	9,954,840
		Series - 2014 1A (Class A)
4,654,350	g,i	CBRE Realty Finance CDO	0.571	04/07/52	1,731,418
		Series - 2007 1A (Class A2)
3,964,669	i,m	CCR, Inc	0.630	07/10/17	3,901,409
		Series - 2010 CX (Class C)
1,000,000	g	CCR, Inc	4.750	07/10/22	992,229
		Series - 2012 CA (Class C)
208,016		Centex Home Equity	5.540	01/25/32	208,675
		Series - 2002 A (Class AF6)
716,933	i	Countrywide Asset-Backed Certificates	5.216	10/25/17	716,212
		Series - 2002 S4 (Class A5)
4,369,519	i	Countrywide Asset-Backed Certificates	0.420	12/25/34	4,129,449
		Series - 2004 6 (Class 1A1)
1,879,416	i	Countrywide Asset-Backed Certificates	0.655	02/25/36	1,869,898
		Series - 2005 11 (Class MV1)
4,987,500	g	DB Master Finance LLC	3.262	02/20/45	5,003,395
		Series - 2015 1A (Class A2I)
1,025,000	g,i	DB/UBS Mortgage Trust	5.735	11/10/46	1,137,852
		Series - 2011 LC1A (Class C)
6,763,750	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	6,977,660
		Series - 2012 1A (Class A2)
1,951,358	i	First Frankin Mortgage Loan Trust	0.427	01/25/36	1,924,610
		Series - 2006 FF1 (Class 2A3)
175

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$745,843	g,i	GMAC Mortgage Corp Loan Trust	0.935%	02/25/31	$732,134
		Series - 2004 VF1 (Class A1)
456	i	Greenpoint Mortgage Funding Trust	0.317	04/25/47	455
		Series - 2007 AR2 (Class 1A1)
1,463,363	i	GSAMP Trust	0.980	05/25/34	1,342,808
		Series - 2004 HE1 (Class M1)
15,280	i	HSI Asset Securitization Corp Trust	0.547	07/25/35	15,275
		Series - 2005 NC1 (Class 2A3)
4,370,637	i	Lehman XS Trust	0.745	08/25/35	4,245,488
		Series - 2005 2 (Class 1A1)
747,237	i	Lehman XS Trust	0.437	02/25/36	710,314
		Series - 2006 1 (Class 1A1)
916,148	i	Lehman XS Trust	6.500	06/25/46	716,589
		Series - 2006 13 (Class 2A1)
2,450,000	g,i	Longpoint Re Ltd	4.200	05/18/16	2,440,690
		Series - 2013 144A (Class )
5,000,000	i	MASTR Asset Backed Securities Trust	0.605	10/25/35	4,916,690
		Series - 2005 HE2 (Class M1)
1,125,000	i	MASTR Asset Backed Securities Trust	5.648	11/25/35	1,140,225
		Series - 2005 AB1 (Class A4)
1,427,572		Oakwood Mortgage Investors, Inc	5.410	11/15/32	1,429,842
		Series - 2002 C (Class A1)
1,139,948	g	Orange Lake Timeshare Trust	3.030	07/09/29	1,138,980
		Series - 2014 AA (Class B)
3,143,961	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.967	01/25/36	3,125,280
		Series - 2005 WCH1 (Class M2)
723,644	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	731,078
		Series - 2004 2 (Class AF4)
99,876	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	103,028
		Series - 2003 RZ5 (Class A7)
63,778	i	Residential Asset Securities Corp	6.489	10/25/30	64,272
		Series - 2001 KS2 (Class AI6)
25,156	i	Residential Asset Securities Corp	0.832	04/25/35	25,161
		Series - 2005 KS3 (Class M3)
41,044		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	41,051
		Series - 2006 HI5 (Class A3)
1,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	1,908,699
		Series - 2005 HI3 (Class M5)
81,639	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	81,674
		Series - 2006 HI1 (Class M1)
3,500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,614,156
		Series - 2006 HI1 (Class M2)
1,000,000	g,i	Sanders Re Ltd	4.000	05/05/17	976,700
		Series - 2013 144A (Class )
342,681	i	Saxon Asset Securities Trust	6.120	11/25/30	364,605
		Series - 2002 2 (Class AF6)
390,956	i	Securitized Asset Backed Receivables LLC	0.487	10/25/35	386,711
		Series - 2006 OP1 (Class A2C)
162,571	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	164,750
		Series - 2012 2A (Class B)
176

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$884,168	g	SolarCity LMC	4.800%	11/20/38	$927,166
		Series - 2013 1 (Class A)
944,200	g	SolarCity LMC	4.590	04/20/44	982,308
		Series - 2014 1 (Class A)
1,466,225	g	SolarCity LMC	4.020	07/20/44	1,479,382
		Series - 2014 2 (Class A)
286,713	i	Soundview Home Equity Loan Trust	0.487	11/25/35	285,238
		Series - 2005 OPT3 (Class A4)
8,573,391	g	SpringCastle America Funding LLC	2.700	05/25/23	8,625,852
		Series - 2014 AA (Class A)
2,749,831	i	Structured Asset Securities Corp Mortgage Loan Trust	1.684	04/25/35	2,609,947
		Series - 2005 7XS (Class 2A1A)
4,230,176	i	Structured Asset Securities Corp Mortgage Loan Trust	0.481	02/25/36	4,211,885
		Series - 2006 WF1 (Class A5)
2,496,565	i	Structured Asset Securities Corp Mortgage Loan Trust	0.347	03/25/36	2,391,757
		Series - 2006 BC1 (Class A5)
1,510,836	i	Structured Asset Securities Corp Mortgage Loan Trust	0.435	11/25/37	1,500,719
		Series - 2007 BC4 (Class A3)
2,079,053	g,i	Terwin Mortgage Trust	0.967	03/25/35	1,997,521
		Series - 2005 3SL (Class M1)
4,000,000	g,i	Vitality Re IV Ltd	2.750	01/09/17	4,050,800
		Series - 2013 IV B (Class )
440,184	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	447,887
		Series - 2006 N1 (Class N1)
93,198	g,i	Wachovia Loan Trust	0.547	05/25/35	90,480
		Series - 2005 SD1 (Class A)
24,560	i	Wells Fargo Home Equity Trust	0.327	07/25/36	24,476
		Series - 2006 2 (Class A3)
13,000,000	g	Wendys Funding LLC	3.371	06/15/45	12,968,345
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			130,251,946

OTHER MORTGAGE BACKED - 7.7%
1,181,116	g	7 WTC Depositor LLC Trust	4.082	03/13/31	1,214,285
		Series - 2012 7WTC (Class A)
4,858,926	i	American Home Mortgage Investment Trust	1.858	10/25/34	4,777,073
		Series - 2004 3 (Class 4A)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.951	05/10/45	997,990
		Series - 2006 2 (Class C)
6,000,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	6,030,354
		Series - 2006 6 (Class B)
4,000,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	3,819,528
		Series - 2007 4 (Class E)
2,174,077	g,i	Banc of America Large Loan, Inc	6.145	02/15/51	2,304,965
		Series - 2010 UB3 (Class A4B3)
3,000,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.118	07/10/45	3,019,341
		Series - 2005 4 (Class B)
2,226,000	i	Bear Stearns Commercial Mortgage Securities	6.118	09/11/42	2,379,785
		Series - 2007 T28 (Class AJ)
551,914		Citicorp Mortgage Securities, Inc	5.500	07/25/35	535,158
		Series - 2005 4 (Class 1A7)
177

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	i	Citigroup Commercial Mortgage Trust	5.975%	03/15/49	$2,055,696
		Series - 2006 C4 (Class AJ)
16,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	16,969,920
		Series - 2007 C3 (Class AJ)
365,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	389,997
		Series - 2007 C3 (Class AM)
9,263,000	i	Commercial Mortgage Trust	5.238	04/10/37	9,325,136
		Series - 2005 GG5 (Class AJ)
117,983		Countrywide Alternative Loan Trust	5.500	08/25/16	120,050
		Series - 2004 30CB (Class 1A15)
1,823,754		Countrywide Alternative Loan Trust	5.000	04/25/20	1,846,646
		Series - 2005 6CB (Class 2A1)
659,251	i	Countrywide Alternative Loan Trust	0.417	07/20/35	561,001
		Series - 2005 24 (Class 4A1)
1,523,678	i	Countrywide Home Loan Mortgage Pass Through Trust	2.428	11/20/34	1,458,640
		Series - 2004 HYB6 (Class A2)
210,156		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	204,313
		Series - 2005 17 (Class 1A10)
2,368,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	2,413,110
		Series - 2006 K1A (Class J)
90,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	93,358
		Series - 2007 C4 (Class A1AJ)
1,870,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	1,935,439
		Series - 2009 RR1 (Class A3C)
8,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	8,093,536
		Series - 2007 C2 (Class AJ)
128,966		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	128,920
		Series - 2005 C3 (Class AJ)
1,000,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,043,222
		Series - 2007 C1 (Class AM)
1,300,000	i	GS Mortgage Securities Trust	5.553	04/10/38	1,312,913
		Series - 2006 GG6 (Class B)
6,509,100		GS Mortgage Securities Trust	5.622	11/10/39	6,607,355
		Series - 2006 GG8 (Class AJ)
1,456,636		GSR Mortgage Loan Trust	6.000	01/25/35	1,484,116
		Series - 2005 1F (Class 3A3)
3,014,482	i	GSR Mortgage Loan Trust	0.377	08/25/46	2,918,332
		Series - 2006 OA1 (Class 2A1)
3,273,232	i	Harborview Mortgage Loan Trust	0.408	05/19/35	2,709,954
		Series - 2005 2 (Class 2A1A)
1,345,349	i	Harborview Mortgage Loan Trust	0.408	07/19/47	1,144,178
		Series - 2007 4 (Class 2A1)
352,727	i	Impac CMB Trust	0.847	03/25/35	328,440
		Series - 2004 11 (Class 2A1)
2,698,040	i	Impac CMB Trust	0.437	05/25/35	2,435,960
		Series - 0 4 (Class 1A1B)
4,520,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	4,531,531
		Series - 2005 LDP2 (Class C)
1,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.753	02/15/46	1,067,081
		Series - 2011 C3 (Class E)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.459	07/15/46	339,106
		Series - 2011 C4 (Class C)
178

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,831,089	i	JP Morgan Mortgage Trust	2.442%	11/25/33	$1,833,969
		Series - 2006 A2 (Class 5A3)
2,500,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	2,576,887
		Series - 2006 C4 (Class B)
3,000,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	2,996,607
		Series - 2006 C3 (Class C)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	2,032,062
		Series - 2007 C1 (Class C)
3,000,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	2,963,490
		Series - 2007 C1 (Class D)
1,080,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	1,082,856
		Series - 2005 C5 (Class AJ)
1,511,073		Lehman Mortgage Trust	5.500	11/25/35	1,443,005
		Series - 2005 1 (Class 2A4)
5,260,195	i	Long Beach Mortgage Loan Trust	1.400	11/25/32	4,933,526
		Series - 2002 5 (Class M1)
1,016,061	i	Merrill Lynch Mortgage Investors, Inc	2.519	12/25/35	1,013,050
		Series - 2005 A9 (Class 2A1B)
75,000	i	Merrill Lynch Mortgage Trust	6.475	02/12/51	81,165
		Series - 0 C1 (Class AJA)
5,455,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	5,632,413
		Series - 2007 6 (Class AM)
3,149,500	i	Morgan Stanley Capital I Trust	0.860	02/25/35	2,942,635
		Series - 2005 WMC2 (Class M3)
4,000,000	g,i	Morgan Stanley Capital I Trust	6.010	08/12/41	4,124,420
		Series - 2006 T23 (Class B)
5,000,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	5,133,205
		Series - 2006 HQ10 (Class AJ)
2,500,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	2,496,512
		Series - 2005 HQ6 (Class F)
1,040,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,068,072
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	1,889,621
		Series - 2006 HQ9 (Class C)
82,000	g,i	Morgan Stanley Capital I Trust	5.418	09/15/47	88,136
		Series - 2011 C1 (Class D)
5,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	4,987,430
		Series - 2007 IQ15 (Class AJ)
2,663,618	i	Option One Mortgage Loan Trust	0.950	05/25/34	2,458,269
		Series - 2004 2 (Class M1)
2,020,472		RALI Trust	4.250	12/26/33	2,018,629
		Series - 2003 QS22 (Class A5)
386,629	i	RALI Trust	0.487	01/25/35	368,914
		Series - 2005 QA1 (Class A1)
187,037		Residential Accredit Loans, Inc	4.350	03/25/34	188,462
		Series - 2004 QS4 (Class A1)
66,118		RFMSI Trust	5.500	03/25/35	66,187
		Series - 2005 S2 (Class A6)
222,144	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	222,694
		Series - 0 2A (Class A)
1,998,338	i	Structured Adjustable Rate Mortgage Loan Trust	0.527	08/25/35	1,906,807
		Series - 2005 16XS (Class A1)
179

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.385%	12/15/43	$5,811,876
		Series - 2007 C30 (Class AMFL)
4,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.731	01/15/45	3,983,868
		Series - 2006 C23 (Class F)
3,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	3,295,581
		Series - 2006 C27 (Class AJ)
5,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865	07/15/45	4,663,065
		Series - 2006 C27 (Class B)
6,650,000	i	Wachovia Bank Commercial Mortgage Trust	6.144	05/15/46	6,936,189
		Series - 2007 C34 (Class AJ)
1,095,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	1,161,625
		Series - 2007 C31 (Class AM)
14,875,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	15,255,131
		Series - 2007 C31 (Class AJ)
1,750,000	i	Wachovia Bank Commercial Mortgage Trust	5.860	04/15/47	1,708,809
		Series - 2007 C31 (Class C)
10,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	10,611,580
		Series - 2007 C32 (Class AMFX)
9,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	8,649,477
		Series - 2007 C32 (Class B)
16,700,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	17,121,057
		Series - 2007 C32 (Class AJ)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	42,875
		Series - 2007 C33 (Class AM)
3,048,697	i	WaMu Mortgage Pass-Through Certificates	0.457	07/25/45	2,859,016
		Series - 0 AR8 (Class 1A1A)
1,202,692	i	WaMu Mortgage Pass-Through Certificates	0.537	12/25/45	1,104,007
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			236,349,608

		TOTAL STRUCTURED ASSETS			366,601,554
		(Cost $363,074,595)

		TOTAL BONDS			2,838,590,067
		(Cost $2,845,915,232)

SHORT-TERM INVESTMENTS - 13.8%
GOVERNMENT AGENCY DEBT - 8.1%
5,800,000	d	Federal Home Loan Bank (FHLB)	0.042	07/06/15	5,799,983
10,500,000		FHLB	0.070	07/08/15	10,499,958
33,933,000	d	FHLB	0.050	07/15/15	33,932,728
25,000,000		FHLB	0.075	07/24/15	24,999,675
20,000,000		FHLB	0.075	07/29/15	19,999,680
35,000,000	d	FHLB	0.045	07/31/15	34,999,405
39,000,000	d	FHLB	0.060	08/10/15	38,998,284
11,000,000		FHLB	0.060	08/12/15	10,999,483
45,000,000	d	FHLB	0.090	08/19/15	44,997,570
24,000,000		FHLB	0.090	08/21/15	23,998,632
		TOTAL GOVERNMENT AGENCY DEBT			249,225,398
180

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TREASURY DEBT - 5.7%
$10,000,000	d	United States Treasury Bill	0.061%	07/30/15	$9,999,800
8,000,000	q	United States Treasury Bill	0.062	08/06/15	8,000,016
1,000,000		United States Treasury Bill	0.091	08/20/15	999,997
9,900,000	d	United States Treasury Bill	0.082	08/27/15	9,900,040
12,000,000		United States Treasury Bill	0.107	09/17/15	12,000,060
20,000,000	d	United States Treasury Bill	0.095	09/24/15	19,999,880
5,000,000	d	United States Treasury Bill	0.096	10/15/15	4,999,740
60,000,000	d	United States Treasury Bill	0.080-0.084	12/10/15	59,986,500
50,000,000	d	United States Treasury Bill	0.196	03/31/16	49,933,400
		TOTAL TREASURY DEBT			175,819,433

		TOTAL SHORT-TERM INVESTMENTS			425,044,831
		(Cost $425,008,915)

		TOTAL INVESTMENTS - 109.9%			3,394,940,479
		(Cost $3,401,987,085)
		OTHER ASSETS & LIABILITIES, NET - (9.9)%			(305,196,631)
		NET ASSETS - 100.0%			$3,089,743,848

BRL	Brazilian Real
CDO	Collateralized Debt Obligation
COP	Colombian Peso
DOP	Dominican Peso
EUR	Euro
GO	General Obligation
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
NGN	Nigerian Naira
PHP	Philippine Peso
REIT	Real Estate Investment Trust
TRY	Turkish Lira
ZAR	South African Rand

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2015, the aggregate value of these securities was $498,794,944 or 16.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	All or a portion of these securities have been segregated by the custodian to cover collateral on unfunded commitments.
181

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 10.0%

AUTOMOBILES & COMPONENTS - 0.5%
$17,954,774	i	Gates Global LLC	4.250%	07/05/21	$17,663,009
		TOTAL AUTOMOBILES & COMPONENTS			17,663,009

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
9,500,000	i	Capital Safety North America	6.500	03/28/22	9,571,250
12,213,625	i	Creative Artists Agency LLC	5.500	12/17/21	12,305,227
10,350,000	i	SterlingBackcheck	8.750	05/28/23	10,324,125
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			32,200,602

CONSUMER DURABLES & APPAREL - 0.4%
14,652,174	i	Otter Products LLC	5.750	06/03/20	14,652,174
		TOTAL CONSUMER DURABLES & APPAREL			14,652,174

CONSUMER SERVICES - 1.3%
13,275,000	i	CDS US Intermediate Holdings, Inc	9.250	06/25/23	13,142,250
6,574,702	i	Marina District Finance Co, Inc	6.500	08/15/18	6,628,154
5,635,956	i	Peninsula Gaming LLC	4.250	11/20/17	5,643,001
16,701,355	i	Spin Holdco, Inc	4.250	11/14/19	16,623,026
		TOTAL CONSUMER SERVICES			42,036,431

DIVERSIFIED FINANCIALS - 0.2%
5,171,752	i	TransUnion LLC	3.750	04/09/21	5,122,465
		TOTAL DIVERSIFIED FINANCIALS			5,122,465

ENERGY - 0.6%
12,521,358	i	Arch Coal, Inc	6.250	05/16/18	8,522,412
8,650,000	i	Granite Acquisition, Inc	8.250	12/19/22	8,815,820
		TOTAL ENERGY			17,338,232

FOOD & STAPLES RETAILING - 1.0%
18,603,375	i	Albertson’s Holdings LLC	5.500	08/25/21	18,674,812
2,000,000	i	Rite Aid Corp	5.750	08/21/20	2,018,760
11,000,000	i	Rite Aid Corp	4.875	06/21/21	10,996,590
		TOTAL FOOD & STAPLES RETAILING			31,690,162

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
11,455,000	i	Accellent, Inc	4.500	03/12/21	11,373,899
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			11,373,899

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
17,842,500	i	Visant Corp	7.000	09/23/21	17,188,216
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			17,188,216

182

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
INSURANCE - 0.6%
$7,163,736	i	Acrisure LLC	5.250%	05/19/22	$7,127,918
13,749,351	i	USI, Inc	4.250	12/27/19	13,720,752
		TOTAL INSURANCE			20,848,670

MATERIALS - 0.4%
1,651,120	i	Minerals Technologies, Inc	3.750	05/09/21	1,649,750
460,000	h,i	Minerals Technologies, Inc	3.750	05/09/21	459,618
1,240,625	i	Solenis International LP	4.250	07/31/21	1,233,653
12,000,000	i	Solenis International LP	7.750	07/31/22	11,595,000
		TOTAL MATERIALS			14,938,021

MEDIA - 0.3%
8,650,125	i	Time, Inc	4.250	04/26/21	8,628,500
		TOTAL MEDIA			8,628,500

REAL ESTATE - 0.3%
10,400,000	i	DTZ US Borrower LLC	9.250	11/04/22	10,400,000
		TOTAL REAL ESTATE			10,400,000

SOFTWARE & SERVICES - 2.0%
16,800,000	i	Asurion LLC	8.500	03/03/21	17,046,792
17,000,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	15,852,500
12,000,000	i	Mitchell International, Inc	8.500	10/11/21	11,958,000
5,376,721	i	P2 Lower Acquisition LLC	5.500	10/22/20	5,383,442
3,150,000	i	P2 Lower Acquisition LLC	9.500	10/22/21	3,134,250
10,349,063	i	ProQuest LLC	5.250	10/24/21	10,368,519
		TOTAL SOFTWARE & SERVICES			63,743,503

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
4,813,161	i	Scientific Games International, Inc	6.000	10/18/20	4,809,888
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,809,888

TELECOMMUNICATION SERVICES - 0.3%
9,875,000	i	Internap Network Services Corp	6.000	11/26/19	9,949,063
		TOTAL TELECOMMUNICATION SERVICES			9,949,063

UTILITIES - 0.1%
4,376,250	i	Calpine Corp	4.000	10/09/19	4,370,780
		TOTAL UTILITIES			4,370,780

		TOTAL BANK LOAN OBLIGATIONS			326,953,615
		(Cost $331,468,214)

BONDS - 79.7%

CORPORATE BONDS - 79.7%

AUTOMOBILES & COMPONENTS - 1.6%
18,600,000	g	Gates Global LLC	6.000	07/15/22	16,833,000
7,600,000		Goodyear Tire & Rubber Co	6.500	03/01/21	8,046,500
183

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,550,000	g	Schaeffler Finance BV	4.750%	05/15/23	$7,361,250
2,550,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	2,639,250
4,140,000	g,o	Schaeffler Holding Finance BV	6.250	11/15/19	4,362,525
7,060,000	g,o	Schaeffler Holding Finance BV	6.750	11/15/22	7,615,975
1,800,000	g	ZF North America Capital, Inc	4.000	04/29/20	1,797,750
825,000	g	ZF North America Capital, Inc	4.500	04/29/22	810,562
1,800,000	g	ZF North America Capital, Inc	4.750	04/29/25	1,746,000
		TOTAL AUTOMOBILES & COMPONENTS			51,212,812

BANKS - 1.8%
9,500,000	i	Citigroup, Inc	5.950	12/30/49	9,167,500
9,500,000	i	ING Groep NV	6.000	12/30/49	9,375,312
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,750,150
4,750,000	g,i	Lloyds Banking Group plc	6.657	12/30/49	5,325,937
9,500,000	g,i	Nordea Bank AB	5.500	12/30/49	9,402,027
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	6,722,263
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,389,437
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	5,816,822
4,000,000	i	Royal Bank of Scotland Group plc	7.640	12/30/49	4,274,000
4,000,000	i	Royal Bank of Scotland Group plc	7.648	12/30/49	4,980,000
		TOTAL BANKS			60,203,448

CAPITAL GOODS - 1.3%
1,525,000		Anixter, Inc	5.625	05/01/19	1,620,312
3,000,000		Anixter, Inc	5.125	10/01/21	3,052,500
4,335,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	4,410,863
9,250,000	g	Rexel S.A.	5.250	06/15/20	9,620,000
14,130,000	g	Stena AB	7.000	02/01/24	13,635,450
4,960,000		TransDigm, Inc	5.500	10/15/20	4,929,000
5,000,000		TransDigm, Inc	6.500	07/15/24	4,937,500
		TOTAL CAPITAL GOODS			42,205,625

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
8,575,000		ADT Corp	4.125	04/15/19	8,703,625
3,725,000		ADT Corp	6.250	10/15/21	3,911,250
2,500,000	g	AECOM Technology Corp	5.750	10/15/22	2,531,250
6,250,000	g	AECOM Technology Corp	5.875	10/15/24	6,335,937
1,500,000	g	CEB, Inc	5.625	06/15/23	1,507,500
8,150,000		Clean Harbors, Inc	5.250	08/01/20	8,272,250
1,925,000		Clean Harbors, Inc	5.125	06/01/21	1,905,750
5,000,000	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	02/15/18	4,975,000
7,825,000		RR Donnelley & Sons Co	7.875	03/15/21	8,832,469
1,675,000		RR Donnelley & Sons Co	7.000	02/15/22	1,800,625
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,931,125
19,200,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	20,352,000
3,000,000		United Rentals North America, Inc	7.375	05/15/20	3,200,970
2,169,000		United Rentals North America, Inc	8.250	02/01/21	2,312,696
2,825,000		United Rentals North America, Inc	7.625	04/15/22	3,058,063
16,425,000		United Rentals North America, Inc	5.500	07/15/25	15,870,656
16,000,000	g	XPO Logistics, Inc	6.500	06/15/22	15,660,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			118,161,166
184

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
CONSUMER DURABLES & APPAREL - 1.6%
$5,443,000		DR Horton, Inc	3.750%	03/01/19	$5,483,822
7,000,000		KB Home	4.750	05/15/19	6,947,500
6,300,000		KB Home	7.000	12/15/21	6,504,750
4,750,000		KB Home	7.625	05/15/23	4,963,750
9,500,000		Lennar Corp	4.500	06/15/19	9,690,000
5,000,000		Lennar Corp	4.500	11/15/19	5,062,500
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,088,000
11,400,000		Standard Pacific Corp	5.875	11/15/24	11,742,000
		TOTAL CONSUMER DURABLES & APPAREL			52,482,322

CONSUMER SERVICES - 2.9%
6,250,000	g	1011778 BC / New Red Fin	4.625	01/15/22	6,156,250
13,250,000	g	1011778 BC / New Red Fin	6.000	04/01/22	13,614,375
6,026,000		Ameristar Casinos, Inc	7.500	04/15/21	6,380,028
3,375,000		ARAMARK Corp	5.750	03/15/20	3,523,500
3,727,000		Boyd Gaming Corp	9.000	07/01/20	4,043,795
2,000,000		MGM Resorts International	5.250	03/31/20	2,015,000
4,250,000		MGM Resorts International	6.750	10/01/20	4,493,525
11,250,000		MGM Resorts International	6.000	03/15/23	11,362,500
10,250,000		Penn National Gaming, Inc	5.875	11/01/21	10,326,875
2,975,000		Pinnacle Entertainment, Inc	6.375	08/01/21	3,157,219
10,015,000	g	Six Flags Entertainment Corp	5.250	01/15/21	10,215,300
4,665,000		Speedway Motorsports, Inc	5.125	02/01/23	4,595,025
18,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	17,145,000
		TOTAL CONSUMER SERVICES			97,028,392

DIVERSIFIED FINANCIALS - 4.2%
5,950,000	g	AerCap Ireland Capital Ltd	5.000	10/01/21	6,113,625
5,000,000		Ally Financial, Inc	3.250	02/13/18	4,968,750
6,000,000		Ally Financial, Inc	4.750	09/10/18	6,187,500
5,000,000		Ally Financial, Inc	4.125	02/13/22	4,800,000
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,127,500
5,000,000		CIT Group, Inc	3.875	02/19/19	4,962,500
7,600,000	g,i	Credit Suisse Group AG.	6.250	12/30/49	7,286,500
831,000		General Motors Acceptance Corp LLC	8.000	11/01/31	1,059,525
10,000,000		GMAC, Inc	8.000	11/01/31	11,975,000
2,100,000		Icahn Enterprises LP	4.875	03/15/19	2,116,170
11,425,000		Icahn Enterprises LP	5.875	02/01/22	11,624,937
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,650,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,275,000
2,000,000		International Lease Finance Corp	4.625	04/15/21	2,020,000
5,000,000		International Lease Finance Corp	5.875	08/15/22	5,406,250
4,750,000	i	Morgan Stanley	5.550	12/30/49	4,715,563
16,500,000	g	NewStar Financial, Inc	7.250	05/01/20	16,933,125
11,325,000		SLM Corp	5.500	01/15/19	11,547,197
13,100,000		SLM Corp	4.875	06/17/19	12,969,000
8,000,000		SLM Corp	6.125	03/25/24	7,660,000
		TOTAL DIVERSIFIED FINANCIALS			138,398,142
185

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
ENERGY - 11.9%
$2,750,000	g	Alpha Natural Resources, Inc	7.500%	08/01/20	$687,500
12,960,000		Calumet Specialty Products Partners LP	6.500	04/15/21	12,765,600
9,835,000		Calumet Specialty Products Partners LP	7.625	01/15/22	10,031,700
13,000,000	g	Calumet Specialty Products Partners LP	7.750	04/15/23	13,357,500
10,000,000		Chesapeake Energy Corp	5.375	06/15/21	9,050,000
12,950,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	10,975,125
2,450,000		Concho Resources, Inc	5.500	04/01/23	2,450,000
6,120,000		Crestwood Midstream Partners LP	6.000	12/15/20	6,334,200
2,000,000		Crestwood Midstream Partners LP	6.125	03/01/22	2,043,000
4,945,000	g	Crestwood Midstream Partners LP	6.250	04/01/23	5,130,437
1,900,000		Denbury Resources, Inc	6.375	08/15/21	1,824,000
8,750,000	g	Dynegy, Inc	6.750	11/01/19	9,104,375
5,000,000	g	Dynegy, Inc	7.375	11/01/22	5,237,500
5,000,000	g	Dynegy, Inc	7.625	11/01/24	5,300,000
5,435,000		El Paso Corp	7.750	01/15/32	6,214,569
11,000,000		EP Energy LLC	9.375	05/01/20	11,783,750
6,030,000		EP Energy LLC	7.750	09/01/22	6,331,500
8,400,000	g	EP Energy LLC	6.375	06/15/23	8,421,000
14,900,000		Exterran Partners LP	6.000	04/01/21	14,378,500
7,500,000		Exterran Partners LP	6.000	10/01/22	7,125,000
7,100,000		Halcon Resources Corp	9.750	07/15/20	4,774,750
13,300,000		Halcon Resources Corp	8.875	05/15/21	8,744,750
3,600,000		Halcon Resources Corp	9.250	02/15/22	2,331,000
9,600,000		Linn Energy LLC	6.250	11/01/19	7,512,000
6,750,000		Linn Energy LLC	6.500	05/15/19	5,450,625
2,000,000		Linn Energy LLC	7.750	02/01/21	1,555,000
7,000,000		MarkWest Energy Partners LP	4.875	12/01/24	6,842,500
9,000,000	g	Matador Resources Co	6.875	04/15/23	9,191,250
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,612,500
3,600,000		Newfield Exploration Co	5.375	01/01/26	3,564,000
11,900,000		Oasis Petroleum, Inc	6.875	03/15/22	12,078,500
1,845,000		Oasis Petroleum, Inc	6.875	01/15/23	1,835,775
4,750,000		Parker Drilling Co	7.500	08/01/20	4,322,500
1,900,000		Parker Drilling Co	6.750	07/15/22	1,638,750
4,800,000		Peabody Energy Corp	6.000	11/15/18	2,304,000
5,500,000		Peabody Energy Corp	6.500	09/15/20	1,870,000
9,500,000		Peabody Energy Corp	6.250	11/15/21	3,040,000
4,750,000	g	Peabody Energy Corp	10.000	03/15/22	2,933,125
3,000,000		Peabody Energy Corp	4.750	12/15/41	506,250
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,585,050
2,562,000		Precision Drilling Corp	5.250	11/15/24	2,228,940
11,391,000		Precision Drilling Trust	6.625	11/15/20	11,248,613
7,335,000		Questar Market Resources, Inc	6.875	03/01/21	7,610,063
4,000,000		Regency Energy Partners LP	5.750	09/01/20	4,351,720
3,923,000		Regency Energy Partners LP	5.875	03/01/22	4,171,875
10,500,000		Rosetta Resources, Inc	5.625	05/01/21	11,156,250
4,750,000		Rosetta Resources, Inc	5.875	06/01/22	5,066,825
3,350,000		Rosetta Resources, Inc	5.875	06/01/24	3,609,625
9,000,000		SM Energy Co	6.500	11/15/21	9,382,500
5,850,000	g	SM Energy Co	6.125	11/15/22	6,012,045
5,795,000		SM Energy Co	6.500	01/01/23	5,939,875
10,250,000	g	Sunoco LP	6.375	04/01/23	10,660,000
8,000,000	g	Targa Resources Partners LP	5.000	01/15/18	8,180,000
186

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,350,000		Tesoro Corp	5.375%	10/01/22	$4,415,250
4,800,000	g	Tesoro Logistics LP	5.500	10/15/19	4,980,000
2,000,000		Tesoro Logistics LP	5.875	10/01/20	2,055,000
2,000,000	g	Tesoro Logistics LP	6.250	10/15/22	2,070,000
3,800,000		Transocean, Inc	6.000	03/15/18	3,855,822
15,650,000		Transocean, Inc	6.875	12/15/21	14,143,688
1,900,000		Transocean, Inc	4.300	10/15/22	1,434,500
6,220,000		Transocean, Inc	6.800	03/15/38	4,649,450
6,985,000	g	Ultra Petroleum Corp	5.750	12/15/18	6,705,600
8,200,000	g	Ultra Petroleum Corp	6.125	10/01/24	7,195,500
8,150,000		Whiting Petroleum Corp	5.000	03/15/19	8,007,375
10,500,000		WPX Energy, Inc	6.000	01/15/22	10,368,750
		TOTAL ENERGY			393,736,847

FOOD & STAPLES RETAILING - 0.8%
12,960,000		Ingles Markets, Inc	5.750	06/15/23	13,171,248
14,500,000	g	Rite Aid Corp	6.125	04/01/23	14,935,000
		TOTAL FOOD & STAPLES RETAILING			28,106,248

FOOD, BEVERAGE & TOBACCO - 1.0%
5,000,000	g	HJ Heinz Co	4.875	02/15/25	5,443,750
7,150,000	g	Post Holdings, Inc	6.750	12/01/21	7,150,000
13,335,000		Post Holdings, Inc	7.375	02/15/22	13,568,362
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	5,880,858
		TOTAL FOOD, BEVERAGE & TOBACCO			32,042,970

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
2,950,000		CHS/Community Health Systems	8.000	11/15/19	3,108,562
17,275,000		CHS/Community Health Systems	6.875	02/01/22	18,246,719
5,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	5,412,500
3,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	3,245,055
575,000		HCA Holdings, Inc	6.250	02/15/21	619,562
10,000,000		HCA, Inc	6.500	02/15/20	11,175,000
13,600,000		HCA, Inc	7.500	02/15/22	15,606,000
1,800,000		HCA, Inc	5.875	03/15/22	1,957,500
13,350,000		HCA, Inc	5.375	02/01/25	13,483,500
900,000		HCA, Inc	7.500	11/06/33	976,500
7,125,000		HealthSouth Corp	5.125	03/15/23	7,080,469
4,625,000		HealthSouth Corp	5.750	11/01/24	4,734,844
9,200,000		Kinetic Concepts, Inc	10.500	11/01/18	9,821,184
8,000,000		Kinetic Concepts, Inc	12.500	11/01/19	8,640,000
3,325,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,433,062
10,863,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	10,890,157
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	7,012,500
2,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	2,185,379
1,900,000	g	Mallinckrodt International Finance S.A.	5.500	04/15/25	1,843,000
13,800,000	g	Tenet Healthcare Corp	5.000	03/01/19	13,800,000
2,500,000		Tenet Healthcare Corp	6.750	02/01/20	2,612,500
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,744,813
11,000,000		Tenet Healthcare Corp	8.125	04/01/22	12,045,000
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,618,750
7,375,000	g	THC ESCROW CORP II	6.750	06/15/23	7,527,109
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			171,819,665
187

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
$4,800,000	g	First Quality Finance Co, Inc	4.625%	05/15/21	$4,488,000
7,834,000		Visant Corp	10.000	10/01/17	6,316,162
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			10,804,162

INSURANCE - 0.4%
11,250,000	g	Onex USI Acquisition Corp	7.750	01/15/21	11,418,750
		TOTAL INSURANCE			11,418,750

MATERIALS - 5.3%
2,750,000		ArcelorMittal	6.000	08/05/20	2,873,750
4,750,000		ArcelorMittal	6.250	03/01/21	4,975,625
2,750,000		ArcelorMittal	7.000	02/25/22	2,963,125
3,700,000		ArcelorMittal	7.750	10/15/39	3,681,500
5,700,000		ArcelorMittal	7.500	03/01/41	5,586,000
3,700,000	g	Belden, Inc	5.500	09/01/22	3,672,250
5,100,000	g	Cascades, Inc	5.500	07/15/22	4,934,250
15,675,000	g	Cemex SAB de C.V.	6.125	05/05/25	15,466,522
2,000,000		Crown Americas LLC	6.250	02/01/21	2,085,000
2,391,000		Eagle Spinco, Inc	4.625	02/15/21	2,319,270
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	14,238,000
13,700,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	12,980,750
5,250,000	g	FMG Resources August 2006 Pty Ltd	8.250	11/01/19	4,429,687
900,000	g	FMG Resources August 2006 Pty Ltd	9.750	03/01/22	929,250
1,800,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	1,262,250
10,450,000		Hexion US Finance Corp	8.875	02/01/18	9,431,125
15,460,000		Hexion US Finance Corp	6.625	04/15/20	14,184,550
13,200,000		Hexion US Finance Corp	9.000	11/15/20	9,504,000
10,000,000	g	Owens-Brockway Glass Container, Inc	5.000	01/15/22	9,875,000
8,665,000		Reynolds Group Issuer, Inc	5.750	10/15/20	8,881,625
2,778,000	g	Sappi Papier Holding AG.	6.625	04/15/21	2,882,175
685,000	g	Sealed Air Corp	6.500	12/01/20	755,212
7,000,000	g	Sealed Air Corp	4.875	12/01/22	6,895,000
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,678,350
650,000		Steel Dynamics, Inc	6.375	08/15/22	680,063
13,940,000		Tronox Finance LLC	6.375	08/15/20	12,929,350
12,370,000	g	Univar, Inc	6.750	07/15/23	12,493,700
		TOTAL MATERIALS			172,587,379

MEDIA - 8.2%
7,500,000		AMC Entertainment, Inc	5.875	02/15/22	7,612,500
5,000,000	g	AMC Entertainment, Inc	5.750	06/15/25	4,887,500
12,345,000		Cablevision Systems Corp	5.875	09/15/22	11,974,650
4,175,000		CCO Holdings LLC	6.500	04/30/21	4,370,703
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,043,300
4,750,000		CCO Holdings LLC	5.750	01/15/24	4,785,625
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	4,625,312
6,650,000	g	CCO Holdings LLC	5.875	05/01/27	6,492,062
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,057,500
5,000,000		Cinemark USA, Inc	4.875	06/01/23	4,806,250
188

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$940,000		Clear Channel Worldwide Holdings, Inc	7.625%	03/15/20	$970,550
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	13,667,175
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,057,737
6,250,000		DISH DBS Corp	6.750	06/01/21	6,515,625
5,000,000		DISH DBS Corp	5.875	07/15/22	4,900,000
8,780,000		DISH DBS Corp	5.000	03/15/23	8,143,450
4,150,000		DISH DBS Corp	5.875	11/15/24	3,986,594
1,400,000	g	Gannett Co, Inc	4.875	09/15/21	1,389,500
2,275,000	g	Gannett Co, Inc	5.500	09/15/24	2,252,250
4,275,000		Lamar Media Corp	5.875	02/01/22	4,424,625
675,000	g	Lynx I Corp	5.375	04/15/21	695,672
3,800,000	g	Lynx II Corp	6.375	04/15/23	3,928,250
4,500,000		Nielsen Finance LLC	4.500	10/01/20	4,477,500
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	11,667,188
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	16,755,625
5,000,000	g	Numericable-SFR	4.875	05/15/19	4,950,000
1,250,000		Outfront Media Capital LLC	5.250	02/15/22	1,265,625
1,350,000	g	Outfront Media Capital LLC	5.625	02/15/24	1,380,375
4,400,000		Regal Entertainment Group	5.750	03/15/22	4,449,280
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,678,250
4,000,000		Regal Entertainment Group	5.750	02/01/25	3,905,000
11,400,000	g	Sirius XM Radio, Inc	5.875	10/01/20	11,685,000
10,638,000		Starz LLC	5.000	09/15/19	10,770,975
12,250,000	g	Time, Inc	5.750	04/15/22	11,851,875
5,975,000	g	Unitymedia KabelBW GmbH	6.125	01/15/25	6,243,875
6,896,000	g	Univision Communications, Inc	6.750	09/15/22	7,292,520
5,000,000	g	Univision Communications, Inc	5.125	05/15/23	4,850,000
24,950,000	g	Univision Communications, Inc	5.125	02/15/25	24,014,375
17,500,000	g	UPCB FINANCE IV Ltd	5.375	01/15/25	16,703,750
3,025,000	g	Virgin Media Finance plc	6.000	10/15/24	3,070,375
14,550,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	14,058,938
		TOTAL MEDIA			270,657,356

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.7%
3,389,000	g	Endo Finance LLC	7.000	07/15/19	3,514,393
1,250,000	g	Endo Finance LLC	7.000	12/15/20	1,312,500
2,577,000	g	Endo Finance LLC	7.250	01/15/22	2,738,062
2,375,000	g	Endo Finance LLC	5.375	01/15/23	2,345,313
4,800,000	g,h	Endo Finance LLC	6.000	07/15/23	4,914,000
8,075,000	g	Endo Finance LLC	6.000	02/01/25	8,206,219
2,000,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	2,080,000
13,950,400	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	14,691,515
7,375,000	g	Valeant Pharmaceuticals International, Inc	7.500	07/15/21	7,974,219
1,900,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/21	1,980,750
2,450,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	2,517,620
10,000,000	g	Valeant Pharmaceuticals International, Inc	7.250	07/15/22	10,625,000
1,900,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	1,919,000
9,400,000	g	VRX Escrow Corp	5.875	05/15/23	9,623,250
12,475,000	g	VRX Escrow Corp	6.125	04/15/25	12,849,250
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			87,291,091
189

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
REAL ESTATE - 0.4%
$6,300,000	g	Communications Sales & Leasing, Inc	6.000%	04/15/23	$6,161,463
7,600,000	g	Communications Sales & Leasing, Inc	8.250	10/15/23	7,476,500
		TOTAL REAL ESTATE			13,637,963

RETAILING - 2.2%
16,300,000	g	Argos Merger Sub, Inc	7.125	03/15/23	17,074,250
8,525,000		Asbury Automotive Group, Inc	6.000	12/15/24	8,866,000
1,500,000	g	Family Tree Escrow LLC	5.250	03/01/20	1,569,375
3,440,000	g	Family Tree Escrow LLC	5.750	03/01/23	3,594,800
8,750,000	g	Guitar Center, Inc	6.500	04/15/19	8,006,250
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,150,688
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,220,000
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,123,437
14,570,000		Men’s Wearhouse, Inc	7.000	07/01/22	15,589,900
5,000,000		Penske Automotive Group, Inc	5.375	12/01/24	5,062,500
5,000,000		Sonic Automotive, Inc	7.000	07/15/22	5,412,500
		TOTAL RETAILING			70,669,700

SOFTWARE & SERVICES - 2.6%
12,485,000	g	Audatex North America, Inc	6.000	06/15/21	12,828,337
3,900,000	g	Audatex North America, Inc	6.125	11/01/23	4,007,250
12,575,000	g	BMC Software Finance, Inc	8.125	07/15/21	10,185,750
2,850,000	g	Boxer Parent Co, Inc	9.000	10/15/19	2,023,500
2,975,000		Equinix, Inc	4.875	04/01/20	3,004,750
5,625,000		Equinix, Inc	5.375	01/01/22	5,639,063
2,000,000	g	IMS Health, Inc	6.000	11/01/20	2,060,000
4,750,000	g,o	Infor Software Parent LLC	7.125	05/01/21	4,767,813
6,350,000		NCR Corp	5.875	12/15/21	6,540,500
3,000,000	g	Nielsen Co Luxembourg SARL	5.500	10/01/21	3,030,000
5,000,000	g	Open Text Corp	5.625	01/15/23	4,950,000
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	3,841,500
14,000,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	14,471,800
8,400,000	g,h	SS&C Technologies Holdings, Inc	5.875	07/15/23	8,484,000
2,000,000		SunGard Data Systems, Inc	7.625	11/15/20	2,090,000
		TOTAL SOFTWARE & SERVICES			87,924,263

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
5,000,000		International Game Technology	7.500	06/15/19	5,325,000
9,210,000	g	International Game Technology	5.625	02/15/20	9,002,775
8,035,000	g	International Game Technology	6.250	02/15/22	7,673,425
13,285,000	g	International Game Technology	6.500	02/15/25	12,288,625
8,000,000	g	NXP BV	4.625	06/15/22	7,930,000
4,750,000	g	NXP Funding LLC	5.750	02/15/21	4,940,000
1,500,000		Scientific Games Corp	8.125	09/15/18	1,417,500
4,000,000		Scientific Games International, Inc	6.250	09/01/20	3,110,000
10,000,000	g	Scientific Games International, Inc	7.000	01/01/22	10,325,000
16,000,000		Scientific Games International, Inc	10.000	12/01/22	15,410,000
8,725,000	g	Zebra Technologies Corp	7.250	10/15/22	9,444,812
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			86,867,137
190

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TELECOMMUNICATION SERVICES - 9.3%
$9,500,000	g	Altice Financing S.A.	6.500%	01/15/22	$9,500,000
10,050,000	g	Altice Financing S.A.	6.625	02/15/23	9,977,640
2,000,000		CenturyLink, Inc	5.625	04/01/20	2,037,500
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,045,000
7,300,000		CenturyLink, Inc	5.800	03/15/22	6,971,500
4,375,000		CenturyLink, Inc	6.750	12/01/23	4,388,672
3,300,000		CenturyLink, Inc	7.650	03/15/42	2,986,500
3,200,000		Citizens Communications Co	7.125	03/15/19	3,304,000
2,750,000		Citizens Communications Co	9.000	08/15/31	2,502,500
10,550,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	10,945,625
3,500,000	g	CommScope Holding Co, Inc	5.000	06/15/21	3,425,625
23,700,000	g	CommScope Technologies Finance LLC	6.000	06/15/25	23,611,125
9,400,000		Frontier Communications Corp	8.500	04/15/20	9,827,700
3,225,000		Frontier Communications Corp	7.125	01/15/23	2,862,187
10,250,000		GCI, Inc	6.875	04/15/25	10,352,500
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	3,045,000
6,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	5,932,500
3,050,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	2,699,250
15,300,000		Intelsat Luxembourg S.A.	6.750	06/01/18	14,477,625
14,000,000		Kratos Defense & Security Solutions, Inc	7.000	05/15/19	12,757,500
9,724,000		Sprint Capital Corp	6.900	05/01/19	9,918,480
8,257,000		Sprint Capital Corp	6.875	11/15/28	7,080,377
6,800,000		Sprint Capital Corp	8.750	03/15/32	6,613,000
12,825,000		Sprint Corp	7.250	09/15/21	12,624,609
4,500,000		Sprint Corp	7.125	06/15/24	4,174,200
10,000,000		Sprint Corp	7.625	02/15/25	9,425,000
4,500,000	g	Sprint Nextel Corp	9.000	11/15/18	5,081,670
3,125,000	g	Sprint Nextel Corp	7.000	03/01/20	3,399,063
8,125,000		Sprint Nextel Corp	6.000	11/15/22	7,424,219
2,850,000		Telecom Italia Capital S.A.	6.375	11/15/33	2,921,250
2,850,000		Telecom Italia Capital S.A.	6.000	09/30/34	2,757,375
4,750,000		Telecom Italia Capital S.A.	7.721	06/04/38	5,343,750
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,265,125
12,350,000		T-Mobile USA, Inc	6.542	04/28/20	12,930,327
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	4,904,375
6,100,000		T-Mobile USA, Inc	6.731	04/28/22	6,359,250
525,000		T-Mobile USA, Inc	6.836	04/28/23	551,906
3,350,000		T-Mobile USA, Inc	6.500	01/15/24	3,458,875
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,132,437
9,375,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	9,292,969
9,500,000	g	Wind Acquisition Finance S.A.	7.375	04/23/21	9,606,875
14,250,000		Windstream Corp	7.750	10/01/21	13,038,750
2,000,000		Windstream Corp	7.500	04/01/23	1,745,000
1,925,000		Windstream Corp	6.375	08/01/23	1,581,869
		TOTAL TELECOMMUNICATION SERVICES			304,280,700

TRANSPORTATION - 3.0%
12,050,000	g	American Airlines Group, Inc	4.625	03/01/20	11,658,375
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,180,000
10,150,000	g	Bombardier, Inc	5.500	09/15/18	10,048,500
6,000,000	g	Bombardier, Inc	7.750	03/15/20	6,033,000
4,500,000	g	Bombardier, Inc	6.000	10/15/22	3,993,750
7,825,000	g	Bombardier, Inc	6.125	01/15/23	6,944,687
191

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$14,800,000	g	Bombardier, Inc	7.500%	03/15/25	$13,431,000
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,499,750
17,920,000		Gulfmark Offshore, Inc	6.375	03/15/22	13,395,200
12,000,000	g	KLX, Inc	5.875	12/01/22	12,118,680
9,500,000	g	Latam Airlines Group S.A.	7.250	06/09/20	9,779,091
3,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	4,012,500
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,935,000
		TOTAL TRANSPORTATION			100,029,533

UTILITIES - 6.6%
11,145,000		AES Corp	7.375	07/01/21	12,231,637
2,000,000		AES Corp	5.500	04/15/25	1,900,000
4,000,000		AmeriGas Finance LLC	7.000	05/20/22	4,240,000
5,000,000		AmeriGas Partners LP	6.250	08/20/19	5,100,000
4,500,000		California Resources Corp	5.000	01/15/20	3,960,000
9,500,000		California Resources Corp	5.500	09/15/21	8,229,375
18,070,000		California Resources Corp	6.000	11/15/24	15,517,612
10,330,000	g	Calpine Corp	7.875	01/15/23	11,156,400
6,000,000	g	Eco Services Operations LLC	8.500	11/01/22	6,030,000
10,100,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	10,218,978
13,873,000		Ferrellgas Partners LP	8.625	06/15/20	14,358,555
8,480,000		Ferrellgas Partners LP	6.500	05/01/21	8,458,800
11,000,000		Ferrellgas Partners LP	6.750	01/15/22	11,027,500
7,500,000	g	Ferrellgas Partners LP	6.750	06/15/23	7,537,500
14,250,000		NGL Energy Partners LP	5.125	07/15/19	14,214,375
3,000,000		NRG Energy, Inc	8.250	09/01/20	3,142,500
6,320,000		NRG Energy, Inc	7.875	05/15/21	6,730,800
5,000,000		NRG Energy, Inc	6.250	07/15/22	5,075,000
6,750,000		NRG Energy, Inc	6.625	03/15/23	6,952,500
7,000,000		NRG Energy, Inc	6.250	05/01/24	6,947,500
8,335,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	8,501,700
7,500,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	7,474,200
1,000,000		Sabine Pass Liquefaction LLC	5.750	05/15/24	996,250
18,100,000	g	Sabine Pass Liquefaction LLC	5.625	03/01/25	17,919,000
7,445,000		Sabine Pass LNG LP	6.500	11/01/20	7,705,575
1,397,000		Suburban Propane Partners LP	7.375	08/01/21	1,491,298
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	10,174,500
		TOTAL UTILITIES			217,291,555

		TOTAL CORPORATE BONDS			2,618,857,226
		(Cost $2,665,153,783)

		TOTAL BONDS			2,618,857,226
		(Cost $2,665,153,783)

SHORT-TERM INVESTMENTS - 9.8%
GOVERNMENT AGENCY DEBT - 7.3%
20,500,000	q	Federal Home Loan Bank (FHLB)	0.040	07/01/15	20,500,000
10,000,000		FHLB	0.065	07/15/15	9,999,920
20,150,000		FHLB	0.050	07/17/15	20,149,819
10,000,000		FHLB	0.050	07/22/15	9,999,880
50,000,000		FHLB	0.045	08/05/15	49,998,050
192

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$60,000,000		FHLB	0.040%	08/07/15	$59,997,540
50,000,000		FHLB	0.065	08/28/15	49,996,800
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.055	08/11/15	19,999,080
		TOTAL GOVERNMENT AGENCY DEBT			240,641,089

TREASURY DEBT - 2.5%
80,000,000	l	United States Treasury Bill	0.065-0.067	08/13/15	80,000,240
		TOTAL TREASURY DEBT			80,000,240

		TOTAL SHORT-TERM INVESTMENTS			320,641,329
		(Cost $320,631,564)

		TOTAL INVESTMENTS - 99.5%			3,266,452,170
		(Cost $3,317,253,561)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			17,190,258
		NET ASSETS - 100.0%			$3,283,642,428

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2015, the aggregate value of these securities was $1,149,094,428 or 35.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
o	Payment in Kind Bond
q	All or a portion of these securities have been segregated by the custodian to cover collateral on unfunded commitments.
193

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2015

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 97.5%

AGENCY SECURITIES - 0.5%
$3,500,000		Private Export Funding Corp (PEFCO)	2.300%	09/15/20	$3,516,033
3,000,000		PEFCO	3.250	06/15/25	3,015,138
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	3,002,364
		TOTAL AGENCY SECURITIES			9,533,535

U.S. TREASURY SECURITIES - 97.0%
16,127,625	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	16,358,201
82,415,455	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	82,795,308
42,575,098	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	44,138,413
39,099,095	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	40,992,977
99,723,657	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	101,024,752
31,343,307	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	33,608,362
31,132,267	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	32,871,284
93,544,244	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	94,932,815
32,174,141	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	34,089,500
31,291,506	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	34,029,513
68,656,880	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	69,466,825
35,358,026	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	38,493,293
41,846,318	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	44,667,681
83,851,580	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	84,388,733
64,647,678	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	69,056,844
71,467,262	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	75,481,721
70,257,851	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	72,404,018
74,227,423	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	73,444,547
102,879,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	101,922,534
67,647,360	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	66,336,692
55,913,550	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	56,000,887
62,610,795	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	63,535,306
54,800,350	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	53,306,164
36,957,820	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	36,146,485
57,551,355	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	67,528,401
40,594,411	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	46,455,230
32,857,585	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	39,172,419
35,037,352	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	39,540,212
33,736,635	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	45,802,745
35,471,127	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	43,538,041
35,960,980	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	50,766,799
10,968,105	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	15,393,055
15,874,694	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	19,411,766
26,756,533	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	32,948,155
44,707,327	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	40,725,603
194

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$36,015,700	k	United States Treasury Inflation Indexed Bonds	0.625%	02/15/43	$31,640,369
43,650,160	k	United States Treasury Inflation Indexed Bonds	1.375	02/15/44	46,156,640
26,121,680	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/45	23,621,757
7,500,000		United States Treasury Note	2.125	05/15/25	7,351,755
		TOTAL U.S. TREASURY SECURITIES			1,969,545,802

		TOTAL GOVERNMENT BONDS			1,979,079,337
		(Cost $1,942,215,086)

SHORT-TERM INVESTMENTS - 2.0%
GOVERNMENT AGENCY DEBT - 1.7%
20,300,000		Federal Home Loan Bank (FHLB)	0.040	07/01/15	20,300,000
15,000,000		FHLB	0.050	07/22/15	14,999,820
		TOTAL GOVERNMENT AGENCY DEBT			35,299,820

TREASURY DEBT - 0.3%
5,400,000		United States Treasury Bill	0.103	07/23/15	5,399,984
		TOTAL TREASURY DEBT			5,399,984

		TOTAL SHORT-TERM INVESTMENTS			40,699,804
		(Cost $40,699,224)

		TOTAL INVESTMENTS - 99.5%			2,019,779,141
		(Cost $1,982,914,310)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			8,949,251
		NET ASSETS - 100.0%			$2,028,728,392

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
195

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 3.6%

CAPITAL GOODS - 0.1%
$1,774,002	i	TransDigm, Inc	3.750%	02/28/20	$1,758,480
		TOTAL CAPITAL GOODS			1,758,480

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,000,000	i	Staples, Inc	3.500	04/24/21	997,710
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			997,710

CONSUMER DURABLES & APPAREL - 0.2%
600,000	i	Hanesbrands, Inc	3.250	04/29/22	603,000
2,050,144	i	PVH Corp	3.250	02/13/20	2,058,263
		TOTAL CONSUMER DURABLES & APPAREL			2,661,263

CONSUMER SERVICES - 0.5%
873,000	i	ARAMARK Corp	3.250	09/07/19	870,975
2,820,000	i	Hilton Worldwide	3.500	10/26/20	2,820,451
1,204,115	i	La Quinta Intermediate Holdings LLC	4.000	04/14/21	1,201,863
2,984,694	i	MGM Resorts International	3.500	12/20/19	2,961,563
		TOTAL CONSUMER SERVICES			7,854,852

DIVERSIFIED FINANCIALS - 0.1%
2,000,000	i	International Lease Finance Corp	3.500	03/06/21	1,993,500
		TOTAL DIVERSIFIED FINANCIALS			1,993,500

FOOD, BEVERAGE & TOBACCO - 0.1%
1,227,558	i	HJ Heinz Co	3.000	06/07/19	1,227,043
		TOTAL FOOD, BEVERAGE & TOBACCO			1,227,043

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
897,364	i	Capsugel Holdings US, Inc	3.500	08/01/18	896,403
1,995,000	i	CHS/Community Health Systems	3.428	12/31/18	1,993,264
127,957	i	CHS/Community Health Systems	4.000	01/27/21	128,088
2,984,925	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	2,982,328
994,937	i	HCA, Inc	2.928	03/31/17	994,071
1,989,873	i	HCA, Inc	3.025	05/01/18	1,988,520
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,982,674

MEDIA - 0.7%
2,992,366	i	AMC Entertainment, Inc	3.500	04/30/20	2,978,153
3,000,000	i	CBS Outdoor Americas Capital LLC	3.000	02/01/21	2,989,230
736,219	i	CSC Holdings LLC	2.687	04/17/20	727,753
1,382,657	i	Nielsen Finance LLC	3.175	04/15/21	1,387,095
994,760	i	Univision Communications, Inc	4.000	03/01/20	985,876
293,166	i	Univision Communications, Inc	4.000	03/01/20	290,759
		TOTAL MEDIA			9,358,866
196

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
$350,000	i	Valeant Pharmaceuticals International, Inc	4.000%	04/01/22	$349,415
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			349,415

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
2,591,704	i	Avago Technologies Ltd	3.750	05/06/21	2,594,010
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,594,010

SOFTWARE & SERVICES - 0.2%
2,984,887	i	IMS Health, Inc	3.500	03/17/21	2,966,231
		TOTAL SOFTWARE & SERVICES			2,966,231

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
1,994,949	i	GXS Group, Inc	3.250	01/16/21	1,997,443
2,977,311	i	NXP BV	3.250	01/11/20	2,964,300
1,000,000	i	Sensata Technologies BV	3.000	10/11/21	1,001,610
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,963,353

TELECOMMUNICATION SERVICES - 0.3%
1,825,000	i	CommScope Holding Co, Inc	3.750	05/29/22	1,821,204
2,992,424	h,i	Crown Castle Operating Co	3.000	01/31/21	2,973,183
		TOTAL TELECOMMUNICATION SERVICES			4,794,387

UTILITIES - 0.1%
1,000,000	i	Calpine Corp	3.500	05/27/22	990,250
		TOTAL UTILITIES			990,250

		TOTAL BANK LOAN OBLIGATIONS			52,492,034
		(Cost $52,608,236)

BONDS - 93.1%

CORPORATE BONDS - 39.9%

BANKS - 13.7%
535,000	g	Banco de Credito del Peru	2.750	01/09/18	536,872
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	504,000
1,925,000	g	Banco del Estado de Chile	2.000	11/09/17	1,937,206
788,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	794,284
2,675,000		Bank of America Corp	3.750	07/12/16	2,742,030
9,350,000		Bank of America Corp	2.000	01/11/18	9,376,339
10,000,000		Bank of America NA	1.650	03/26/18	9,980,130
5,000,000		Bank of America NA	1.750	06/05/18	4,986,600
15,000,000		Bank of Nova Scotia	2.125	09/11/19	15,083,505
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,013,377
1,000,000		BB&T Corp	3.200	03/15/16	1,014,897
5,000,000		BB&T Corp	1.350	10/01/17	4,994,740
2,500,000		BDO Unibank, Inc	4.500	02/16/17	2,565,750
3,835,000		Capital One Bank USA NA	1.150	11/21/16	3,821,029
197

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000		Capital One Bank USA NA	1.650%	02/05/18	$1,490,602
6,750,000		Citigroup, Inc	1.300	11/15/16	6,744,303
2,000,000		Citigroup, Inc	1.800	02/05/18	1,994,240
2,000,000		Citigroup, Inc	1.700	04/27/18	1,986,126
3,000,000	g	DBS Group Holdings Ltd	2.246	07/16/19	3,000,705
3,000,000		Deutsche Bank AG	1.875	02/13/18	2,989,401
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	4,953,395
3,750,000		Eksportfinans ASA	2.375	05/25/16	3,750,000
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,492,148
1,000,000		First Horizon National Corp	5.375	12/15/15	1,015,331
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,700,022
5,000,000		HSBC USA, Inc	1.700	03/05/18	4,983,815
5,000,000		Huntington National Bank	1.300	11/20/16	4,991,320
3,000,000		JPMorgan Chase & Co	1.350	02/15/17	3,002,244
5,000,000		JPMorgan Chase & Co	1.700	03/01/18	4,984,530
3,000,000		KeyBank NA	1.700	06/01/18	2,998,317
2,500,000	g	National Australia Bank Ltd	2.000	06/20/17	2,541,630
5,000,000	g	National Australia Bank Ltd	2.125	09/09/19	5,029,605
2,000,000		PNC Bank NA	1.125	01/27/17	1,999,916
5,000,000		PNC Bank NA	1.500	02/23/18	4,981,420
2,000,000		Royal Bank of Canada	1.200	01/23/17	2,007,886
15,000,000		Royal Bank of Canada	1.875	02/05/20	14,866,335
2,000,000	g	Shinhan Bank	2.250	04/15/20	1,973,134
11,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	10,968,342
8,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	7,942,424
1,800,000	g	State Bank of India	4.125	08/01/17	1,869,835
300,000	g	State Bank of India	3.250	04/18/18	305,620
1,000,000		SunTrust Banks, Inc	1.350	02/15/17	999,242
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	2,009,854
5,000,000		Toronto-Dominion Bank	1.625	03/13/18	5,024,290
9,000,000	g	Toronto-Dominion Bank	1.950	04/02/20	8,922,636
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	503,840
500,000		Union Bank NA	2.125	06/16/17	507,096
500,000		US Bancorp	1.650	05/15/17	505,954
5,000,000		US Bank NA	1.100	01/30/17	5,010,095
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,002,245
2,700,000	g	Westpac Banking Corp	1.250	12/15/17	2,691,741
5,000,000	g	Westpac Banking Corp	1.850	11/26/18	5,020,500
1,375,000	g	Zenith Bank plc	6.250	04/22/19	1,318,281
		TOTAL BANKS			202,429,179

CAPITAL GOODS - 2.1%
3,000,000		Caterpillar Financial Services Corp	1.250	08/18/17	3,004,203
475,000		Caterpillar, Inc	1.500	06/26/17	479,462
2,000,000		Eaton Corp	1.500	11/02/17	1,995,100
2,000,000		John Deere Capital Corp	1.050	10/11/16	2,005,324
12,450,000		John Deere Capital Corp	1.050	12/15/16	12,460,184
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,016,066
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,009,354
5,925,000		Pentair Finance S.A.	1.350	12/01/15	5,932,951
2,000,000	g	TSMC Global Ltd	1.625	04/03/18	1,976,128
500,000		United Technologies Corp	1.800	06/01/17	507,210
		TOTAL CAPITAL GOODS			30,385,982
198

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
$4,400,000		Air Lease Corp	2.125%	01/15/18	$4,356,000
3,000,000	g	Daimler Finance North America LLC	1.650	03/02/18	2,985,678
1,000,000		Waste Management, Inc	2.600	09/01/16	1,017,445
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			8,359,123

CONSUMER SERVICES - 0.4%
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,015,519
5,000,000		Walt Disney Co	0.875	05/30/17	4,984,710
		TOTAL CONSUMER SERVICES			6,000,229

DIVERSIFIED FINANCIALS - 7.0%
550,000		American Express Centurion Bank	0.875	11/13/15	550,375
500,000		American Express Centurion Bank	6.000	09/13/17	546,525
1,000,000		American Express Credit Corp	1.300	07/29/16	1,003,097
1,000,000		American Express Credit Corp	2.800	09/19/16	1,020,822
3,000,000		American Express Credit Corp	1.550	09/22/17	3,009,258
150,000	i	Bank of New York Mellon Corp	1.969	06/20/17	152,259
1,000,000	g	Bayer US Finance LLC	1.500	10/06/17	1,004,135
1,000,000		BNP Paribas S.A.	1.375	03/17/17	998,671
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,080,880
2,400,000		Capital One Financial Corp	1.000	11/06/15	2,396,378
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,740,749
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,323,902
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	904,952
2,000,000		Ford Motor Credit Co LLC	1.684	09/08/17	1,993,886
3,000,000		General Electric Capital Corp	1.625	07/02/15	3,000,000
5,000,000		General Electric Capital Corp	1.500	07/12/16	5,037,050
2,000,000		General Electric Capital Corp	2.300	04/27/17	2,038,766
2,312,000		General Motors Financial Co, Inc	2.750	05/15/16	2,339,545
10,000,000		Goldman Sachs Group, Inc	3.625	02/07/16	10,157,530
1,000,000	g	Hyundai Capital America	2.600	03/19/20	999,482
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,035,269
3,000,000	g	ICICI Bank Ltd	3.500	03/18/20	3,040,749
300,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	308,906
200,000		International Lease Finance Corp	5.750	05/15/16	205,000
200,000		International Lease Finance Corp	3.875	04/15/18	201,000
1,000,000		Jefferies Group, Inc	3.875	11/09/15	1,008,411
1,500,000	g	Lukoil International Finance BV	3.416	04/24/18	1,438,500
1,800,000		Morgan Stanley	1.750	02/25/16	1,807,236
3,300,000		Morgan Stanley	1.875	01/05/18	3,307,247
3,000,000		Morgan Stanley	2.200	12/07/18	3,023,214
1,000,000		National Rural Utilities Cooperative Finance Corp	1.100	01/27/17	1,001,889
8,300,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	8,407,211
1,675,000		State Street Corp	1.350	05/15/18	1,664,977
1,000,000		Synchrony Financial	1.875	08/15/17	999,423
410,000		Toyota Motor Credit Corp	1.250	10/05/17	410,973
2,000,000		UBS AG.	1.375	08/14/17	1,992,444
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,014,022
2,000,000		Wells Fargo & Co	1.500	07/01/15	2,000,000
199

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$11,000,000		Wells Fargo & Co	1.250%	07/20/16	$11,045,727
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,558,856
5,000,000		Wells Fargo & Co	1.400	09/08/17	5,010,370
		TOTAL DIVERSIFIED FINANCIALS			102,779,686

ENERGY - 2.2%
250,000		Apache Corp	1.750	04/15/17	250,990
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,590,474
2,000,000		Chevron Corp	1.104	12/05/17	1,991,058
5,000,000		Chevron Corp	1.365	03/02/18	4,988,330
3,800,000		Ecopetrol S.A.	4.250	09/18/18	3,956,750
3,000,000		Enterprise Products Operating LLC	1.650	05/07/18	2,995,452
5,000,000		Exxon Mobil Corp	1.305	03/06/18	4,992,835
350,000		Marathon Petroleum Corp	3.500	03/01/16	355,891
375,000		Noble Holding International Ltd	3.450	08/01/15	375,381
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,547,864
350,000		Noble Holding International Ltd	4.000	03/16/18	358,164
500,000		Occidental Petroleum Corp	2.500	02/01/16	506,144
500,000	i	Petrobras Global Finance BV	1.896	05/20/16	492,595
575,000		Petrobras Global Finance BV	3.250	03/17/17	565,708
725,000		Petrobras International Finance Co	3.875	01/27/16	728,096
2,425,000		Petroleos Mexicanos	3.500	07/18/18	2,499,447
625,000		Southwestern Energy Co	3.300	01/23/18	640,611
750,000		Statoil ASA	1.200	01/17/18	746,751
1,000,000		Tesoro Corp	4.250	10/01/17	1,017,500
750,000		Total Capital International S.A.	1.500	02/17/17	756,015
1,000,000		Vale Overseas Ltd	6.250	01/23/17	1,057,580
		TOTAL ENERGY			32,413,636

FOOD & STAPLES RETAILING - 0.2%
1,000,000		CVS Caremark Corp	1.200	12/05/16	1,001,290
2,450,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	2,459,178
		TOTAL FOOD & STAPLES RETAILING			3,460,468

FOOD, BEVERAGE & TOBACCO - 0.7%
2,000,000		Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	2,005,318
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	506,796
600,000		Coca-Cola Co	1.800	09/01/16	607,198
2,000,000		Diageo Capital plc	1.125	04/29/18	1,973,696
1,650,000		General Mills, Inc	0.875	01/29/16	1,651,297
675,000	g,h	HJ Heinz Co	2.000	07/02/18	674,421
1,650,000	g	JM Smucker Co	1.750	03/15/18	1,648,056
200,000		Mondelez International, Inc	4.125	02/09/16	203,790
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,021,739
850,000		Reynolds American, Inc	2.300	06/12/18	856,384
		TOTAL FOOD, BEVERAGE & TOBACCO			11,148,695

HEALTH CARE EQUIPMENT & SERVICES - 1.4%
1,000,000		Baxter International, Inc	0.950	06/01/16	998,074
200,000		Becton Dickinson & Co	1.750	11/08/16	201,545
3,300,000		Becton Dickinson & Co	1.450	05/15/17	3,297,109
1,000,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	1,001,600
200

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		McKesson Corp	1.292%	03/10/17	$998,412
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,004,124
6,175,000	g	Medtronic, Inc	1.500	03/15/18	6,159,606
2,250,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	2,245,988
5,000,000		Zimmer Holdings, Inc	2.000	04/01/18	4,999,300
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			20,905,758

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,023,264
375,000		Ecolab, Inc	1.450	12/08/17	371,614
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,394,878

INSURANCE - 0.4%
750,000		Aetna, Inc	1.500	11/15/17	751,714
2,000,000	g	Metropolitan Life Global Funding I	1.300	04/10/17	2,004,244
400,000		Principal Financial Group, Inc	1.850	11/15/17	402,791
550,000		UnitedHealth Group, Inc	0.850	10/15/15	550,431
425,000		UnitedHealth Group, Inc	1.400	10/15/17	425,400
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,530,476
		TOTAL INSURANCE			5,665,056

MATERIALS - 1.0%
675,000		ArcelorMittal	4.500	08/05/15	675,209
1,000,000	g	Cemex SAB de C.V.	5.875	03/25/19	1,024,700
300,000		Corning, Inc	1.450	11/15/17	298,700
5,000,000	g	Glencore Funding LLC	2.125	04/16/18	4,959,900
5,000,000		Monsanto Co	1.150	06/30/17	4,969,065
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	507,317
1,750,000		Sherwin-Williams Co	1.350	12/15/17	1,744,451
1,000,000		Teck Resources Ltd	2.500	02/01/18	977,668
		TOTAL MATERIALS			15,157,010

MEDIA - 0.3%
2,000,000		DIRECTV Holdings LLC	3.500	03/01/16	2,031,054
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	625,963
2,000,000		TCI Communications, Inc	8.750	08/01/15	2,012,530
250,000		Time Warner, Inc	3.150	07/15/15	250,260
1,000,000		Viacom, Inc	3.500	04/01/17	1,032,654
		TOTAL MEDIA			5,952,461

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,501,370
1,200,000		AbbVie, Inc	1.750	11/06/17	1,203,478
4,800,000		AbbVie, Inc	1.800	05/14/18	4,782,077
3,400,000		Actavis Funding SCS	1.850	03/01/17	3,416,164
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,920,713
450,000		Actavis Funding SCS	3.000	03/12/20	451,220
700,000		Actavis Funding SCS	3.800	03/15/25	686,584
1,000,000		Amgen, Inc	1.250	05/22/17	999,114
600,000		Johnson & Johnson	2.150	05/15/16	608,078
120,000		Life Technologies Corp	3.500	01/15/16	121,489
201

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Merck & Co, Inc	2.250%	01/15/16	$1,009,115
3,000,000	g	Mylan, Inc	7.875	07/15/20	3,125,160
3,275,000		Perrigo Co plc	1.300	11/08/16	3,260,796
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			25,085,358

REAL ESTATE - 0.4%
304,000		Kimco Realty Corp	5.783	03/15/16	313,343
3,950,000		Select Income REIT	2.850	02/01/18	4,001,524
655,000		Ventas Realty LP	3.125	11/30/15	660,281
1,000,000		Ventas Realty LP	1.250	04/17/17	997,403
		TOTAL REAL ESTATE			5,972,551

RETAILING - 0.2%
2,750,000		Home Depot, Inc	2.250	09/10/18	2,812,571
		TOTAL RETAILING			2,812,571

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,000,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,000,766
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,000,766

SOFTWARE & SERVICES - 0.1%
1,050,000		Oracle Corp	1.200	10/15/17	1,049,816
1,000,000		Xerox Corp	2.950	03/15/17	1,024,112
		TOTAL SOFTWARE & SERVICES			2,073,928

TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
5,000,000		Amphenol Corp	1.550	09/15/17	5,004,525
3,000,000		Apple, Inc	1.000	05/03/18	2,966,475
2,000,000		Apple, Inc	1.050	05/05/17	2,005,698
250,000		CC Holdings GS V LLC	2.381	12/15/17	252,842
1,000,000		Cisco Systems, Inc	1.100	03/03/17	1,002,746
1,500,000		Cisco Systems, Inc	1.650	06/15/18	1,504,521
3,000,000		General Electric Co	0.850	10/09/15	3,004,389
2,125,000		Hewlett-Packard Co	2.125	09/13/15	2,132,029
1,000,000		L-3 Communications Corp	3.950	11/15/16	1,032,423
4,950,000		L-3 Communications Corp	1.500	05/28/17	4,915,291
475,000		Tyco Electronics Group S.A.	2.375	12/17/18	480,076
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			24,301,015

TELECOMMUNICATION SERVICES - 1.7%
1,980,000	g	Alibaba Group Holding Ltd	1.625	11/28/17	1,977,786
1,000,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	988,283
1,000,000		America Movil SAB de C.V.	2.375	09/08/16	1,012,620
667,000		AT&T, Inc	2.500	08/15/15	668,254
1,330,000		AT&T, Inc	1.400	12/01/17	1,321,024
1,825,000		British Telecommunications plc	1.625	06/28/16	1,834,202
1,000,000		France Telecom S.A.	2.125	09/16/15	1,002,363
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,017,142
750,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	687,187
3,000,000		Verizon Communications, Inc	0.700	11/02/15	2,995,800
5,000,000		Verizon Communications, Inc	1.350	06/09/17	4,992,170
202

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,090,000		Verizon Communications, Inc	2.625%	02/21/20	$6,071,152
		TOTAL TELECOMMUNICATION SERVICES			24,567,983

TRANSPORTATION - 0.3%
350,000	g	Asciano Finance Ltd	3.125	09/23/15	351,423
3,000,000	g	ERAC USA Finance LLC	1.400	04/15/16	3,004,956
890,000	g	Transnet Ltd	4.500	02/10/16	907,800
		TOTAL TRANSPORTATION			4,264,179

UTILITIES - 3.6%
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,152,105
5,000,000		Berkshire Hathaway Energy Co	1.100	05/15/17	4,976,880
6,868,622	i	Citigroup Mortgage Loan Trust	1.010	10/25/34	6,865,099
2,000,000		Commonwealth Edison Co	1.950	09/01/16	2,021,974
2,000,000		Dominion Resources, Inc	1.400	09/15/17	1,999,230
1,000,000		Duke Energy Corp	2.100	06/15/18	1,010,984
2,000,000	g	Electricite de France	1.150	01/20/17	2,002,964
1,325,000		Exelon Corp	1.550	06/09/17	1,326,560
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,905,364
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	584,375
2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,764,112
600,000		Kinder Morgan, Inc	2.000	12/01/17	597,165
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,536,346
1,000,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	994,114
1,225,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,205,153
1,025,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	991,671
4,225,000		Northeast Utilities	1.600	01/15/18	4,239,859
1,500,000		Northeast Utilities	1.450	05/01/18	1,490,407
2,950,000		ONEOK Partners LP	2.000	10/01/17	2,955,711
500,000		Pepco Holdings, Inc	2.700	10/01/15	501,973
2,000,000		Sempra Energy	2.300	04/01/17	2,029,148
2,500,000	g	State Grid Overseas Investment 2014 Ltd	2.750	05/07/19	2,523,453
1,625,000		WEC Energy Group, Inc	1.650	06/15/18	1,625,237
5,000,000		Xcel Energy, Inc	0.750	05/09/16	4,985,070
		TOTAL UTILITIES			53,284,954

		TOTAL CORPORATE BONDS			589,415,466
		(Cost $588,430,641)

GOVERNMENT BONDS - 23.3%

AGENCY SECURITIES - 3.8%
12,000,000		Federal Home Loan Bank (FHLB)	0.375	02/19/16	12,006,288
5,000,000		FHLB	0.625	12/28/16	5,005,350
14,000,000		FHLB	0.875	05/24/17	14,042,658
8,155,004	g	Hospital for Special Surgery	3.500	01/01/23	8,290,589
6,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	6,032,598
2,000,000		PEFCO	2.250	03/15/20	2,025,662
3,000,000		PEFCO	2.300	09/15/20	3,013,743
6,000,000		Ukraine Government AID Bonds	1.847	05/29/20	6,004,728
		TOTAL AGENCY SECURITIES			56,421,616
203

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
FOREIGN GOVERNMENT BONDS - 5.6%
	$1,800,000		Agricultural Bank of China	2.750%	05/21/20	$1,787,256
	1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.125	01/30/17	1,005,617
	1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,064,562
	2,000,000	g	Export-Import Bank of China	2.500	07/31/19	1,997,658
	4,925,000		Export-Import Bank of Korea	1.750	02/27/18	4,918,016
	2,100,000		FMS Wertmanagement AoeR	1.125	09/05/17	2,108,814
EUR	5,900,000	g	Hellenic Republic Government Bond	4.750	04/17/19	3,618,910
	$500,000		Hungary Government International Bond	4.125	02/19/18	520,375
	1,250,000		Hydro-Quebec	7.500	04/01/16	1,309,700
	2,000,000	g	Iceland Government International Bond	4.875	06/16/16	2,069,758
	2,370,000	g	Indonesia Government International Bond	6.875	03/09/17	2,577,375
	20,000,000	g,i	International Finance Facility for Immunisation	0.461	07/05/16	20,001,960
	2,300,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	2,329,346
	5,000,000	g	Kommunalbanken AS.	0.875	10/03/16	5,017,810
	1,700,000	g	Kommunalbanken AS.	1.625	01/15/20	1,689,297
	2,500,000	g	Kommuninvest I Sverige AB	1.000	01/29/18	2,494,252
	1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,010,943
	2,500,000		Korea Development Bank	1.000	01/22/16	2,503,743
	2,000,000		Korea Development Bank	1.500	01/22/18	1,985,650
	410,000	g	Korea Housing Finance Corp	3.500	12/15/16	422,253
	410,000	g	Korea Housing Finance Corp	1.625	09/15/18	404,215
	5,000,000		Kreditanstalt Fuer Wiederaufbau	4.375	03/15/18	5,434,605
	400,000	g	Lithuania Government International Bond	5.125	09/14/17	432,540
	1,000,000		Mexico Government International Bond	5.625	01/15/17	1,065,500
	300,000	g	Municipality Finance plc	1.750	05/21/19	302,491
	3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,125,514
	1,500,000	g	Republic of Latvia	5.250	02/22/17	1,596,633
	350,000	g	Republic of Serbia	5.250	11/21/17	361,585
	1,000,000		Republic of Turkey	7.500	07/14/17	1,103,600
	625,000	g	Slovenia Government International Bond	4.125	02/18/19	650,000
	2,500,000	g	Spain Government International Bond	4.000	03/06/18	2,642,895
	3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,516,945
	1,000,000		Turkey Government International Bond	7.000	09/26/16	1,068,500
			TOTAL FOREIGN GOVERNMENT BONDS			83,138,318

MORTGAGE BACKED - 1.2%
	10,811		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	11,231
	71,915		FGLMC	5.500	01/01/19	75,511
	71,977		FGLMC	5.500	01/01/19	75,574
	1,176,940		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,189,219
	1,905,336		FNMA	2.690	10/01/17	1,958,138
	2,559,317		FNMA	3.000	11/01/24	2,664,292
	6,021,604		FNMA	2.000	05/25/25	6,121,665
	2,227,776		Government National Mortgage Association (GNMA)	2.300	10/15/19	2,264,491
	770,762		GNMA	2.610	04/16/35	772,232
	1,333,748		GNMA	2.176	05/16/39	1,336,903
	1,848,511		GNMA	2.120	05/16/40	1,864,340
			TOTAL MORTGAGE BACKED			18,333,596
204

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MUNICIPAL BONDS - 0.4%
$5,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298%	07/01/16	$5,024,150
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	514,625
		TOTAL MUNICIPAL BONDS			5,538,775

U.S. TREASURY SECURITIES - 12.3%
10,416,200	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	10,552,100
30,307,800	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	30,501,952
6,025,000	d	United States Treasury Note	0.375	05/31/16	6,028,766
35,790,000	d	United States Treasury Note	0.500	06/15/16	35,848,732
26,315,000	d	United States Treasury Note	0.625	08/15/16	26,382,840
15,000,000		United States Treasury Note	0.625	12/31/16	15,025,785
31,455,000		United States Treasury Note	0.625	02/15/17	31,486,958
2,142,000		United States Treasury Note	0.500	02/28/17	2,139,824
2,520,000		United States Treasury Note	0.500	03/31/17	2,516,260
7,550,000		United States Treasury Note	1.000	12/15/17	7,578,312
600		United States Treasury Note	0.875	01/31/18	600
2,850,000		United States Treasury Note	1.125	06/15/18	2,859,129
5,000,000		United States Treasury Note	1.375	09/30/18	5,037,890
1,877,000		United States Treasury Note	1.500	05/31/20	1,864,829
3,410,000		United States Treasury Note	2.125	05/15/25	3,342,598
		TOTAL U.S. TREASURY SECURITIES			181,166,575

		TOTAL GOVERNMENT BONDS			344,598,880
		(Cost $348,336,433)

STRUCTURED ASSETS - 29.9%

ASSET BACKED - 10.9%
228,680	i	Aames Mortgage Trust	6.896	06/25/32	221,622
		Series - 2002 1 (Class A3)
48,516	i	Accredited Mortgage Loan Trust	0.420	09/25/35	48,403
		Series - 2005 3 (Class A1)
345,319	i	ACE Securities Corp Home Equity Loan Trust	0.922	08/25/35	340,840
		Series - 2005 HE5 (Class M2)
1,000,000	g	AESOP Funding II	3.270	02/20/18	1,028,988
		Series - 2011 5A (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	1,002,536
		Series - 2012 5 (Class A)
5,200,000	g	American Express Credit Account Master Trust	1.290	03/15/18	5,201,264
		Series - 2012 2 (Class C)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	1,001,241
		Series - 2012 1A (Class A)
1,866,667	g	Avis Budget Rental Car Funding AESOP LLC	3.241	08/20/16	1,868,789
		Series - 2012 1A (Class B)
450,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	454,865
		Series - 2010 5A (Class A)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.680	11/20/17	3,048,460
		Series - 2011 3A (Class C)
142,459	i	Bear Stearns Asset Backed Securities Trust	0.927	11/25/39	141,542
		Series - 2005 SD3 (Class 2A1)
205

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,000,000		California Republic Auto Receivables Trust	0.880%	12/15/17	$3,998,960
		Series - 2015 1 (Class A2)
3,500,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	3,500,262
		Series - 2013 1 (Class B)
1,073,703	g	Capital Automotive REIT	5.610	11/15/39	1,166,797
		Series - 2011 1A (Class A)
4,750,000		CarMax Auto Owner Trust	2.080	03/15/18	4,795,196
		Series - 2012 2 (Class C)
6,016,969	i,m	CCR, Inc	0.630	07/10/17	5,920,962
		Series - 2010 CX (Class C)
27,736		Centex Home Equity	5.540	01/25/32	27,824
		Series - 2002 A (Class AF6)
215,911	i	Centex Home Equity	0.832	03/25/34	200,910
		Series - 2004 B (Class M1)
263,636	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	233,892
		Series - 2004 2 (Class 1M2)
8,018,019	i	Connecticut Avenue Securities	1.137	05/25/24	7,955,334
		Series - 2014 C02 (Class 1M1)
8,938,276	i	Connecticut Avenue Securities	1.687	02/25/25	8,949,493
		Series - 2015 C01 (Class 1M1)
159,123	i	Credit-Based Asset Servicing and Securitization LLC	4.263	08/25/35	159,393
		Series - 2005 CB5 (Class AF2)
67,784	g,i	CSMC Trust	0.497	11/25/35	67,311
		Series - 2006 CF1 (Class A1)
11,770,500	g	DB Master Finance LLC	3.262	02/20/45	11,808,012
		Series - 2015 1A (Class A2I)
2,898,750	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	2,990,426
		Series - 2012 1A (Class A2)
4,091,237		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	4,076,537
		Series - 2011 A (Class A1)
8,911,058	g,i	Flagstar Home Equity Loan Trust	0.347	06/25/19	8,840,982
		Series - 2006 2A (Class A)
3,000,000		Ford Credit Auto Owner Trust	1.540	03/15/19	3,001,539
		Series - 2013 D (Class B)
9,250,000	g	Ford Credit Auto Owner Trust	2.510	04/15/26	9,289,026
		Series - 2014 2 (Class B)
4,505,000		Ford Credit Floorplan Master Owner Trust	1.370	01/15/18	4,509,969
		Series - 2013 1 (Class C)
1,000,000		Ford Credit Floorplan Master Owner Trust	2.140	09/15/19	1,005,221
		Series - 2012 5 (Class C)
7,000,000	g	Hertz Vehicle Financing LLC	1.120	08/25/17	7,002,366
		Series - 2013 1A (Class A1)
3,540,000	g	Hertz Vehicle Financing LLC	3.290	03/25/18	3,643,120
		Series - 2011 1A (Class A2)
1,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	1,048,224
		Series - 2011 1A (Class B2)
10,349	i	HSI Asset Securitization Corp Trust	0.547	07/25/35	10,345
		Series - 2005 NC1 (Class 2A3)
4,000,000		Hyundai Auto Receivables Trust	2.010	06/15/21	3,973,260
		Series - 2015 B (Class B)
747,237	i	Lehman XS Trust	0.437	02/25/36	710,314
		Series - 2006 1 (Class 1A1)
206

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,377,781	g	NYCTL Trust	1.030%	11/10/27	$5,372,941
		Series - 2014 A (Class A)
7,851,384	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.132	09/25/34	7,870,981
		Series - 2004 WHQ1 (Class M1)
2,095,974	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.967	01/25/36	2,083,520
		Series - 2005 WCH1 (Class M2)
6,000,000	i	RAMP	0.697	06/25/35	5,864,850
		Series - 2005 RS6 (Class M2)
527,985	i	Residential Asset Securities Corp	0.832	04/25/35	528,076
		Series - 2005 KS3 (Class M3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	516,308
		Series - 2006 HI1 (Class M2)
342,681	i	Saxon Asset Securities Trust	6.120	11/25/30	364,605
		Series - 2002 2 (Class AF6)
130,319	i	Securitized Asset Backed Receivables LLC	0.487	10/25/35	128,904
		Series - 2006 OP1 (Class A2C)
1,132,891	g	Sierra Timeshare Receivables Funding LLC	2.840	11/20/28	1,149,771
		Series - 2012 1A (Class A)
807,865	g	Sierra Timeshare Receivables Funding LLC	2.380	03/20/29	815,423
		Series - 2012 2A (Class A)
810,287	g	Sierra Timeshare Receivables Funding LLC	2.660	08/20/29	814,136
		Series - 2012 3A (Class B)
6,483,383	g	Sierra Timeshare Receivables Funding LLC	2.420	03/20/30	6,488,875
		Series - 2014 1A (Class B)
2,800,000	g	SLM Student Loan Trust	3.480	10/15/30	2,899,263
		Series - 2012 B (Class A2)
94,189	i	Soundview Home Equity Loan Trust	0.487	11/25/35	93,705
		Series - 2005 OPT3 (Class A4)
3,727,562	g	SpringCastle America Funding LLC	2.700	05/25/23	3,750,370
		Series - 2014 AA (Class A)
460,022	i	Structured Asset Investment Loan Trust	1.247	11/25/34	453,567
		Series - 2004 10 (Class A9)
4,230,176	i	Structured Asset Securities Corp Mortgage Loan Trust	0.481	02/25/36	4,211,885
		Series - 2006 WF1 (Class A5)
874,895	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.407	10/25/36	868,071
		Series - 2006 GEL4 (Class A2)
14,976	i	Wells Fargo Home Equity Trust	0.327	07/25/36	14,925
		Series - 2006 2 (Class A3)
10,000,000	g	Wendys Funding LLC	3.371	06/15/45	9,975,650
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			167,510,052

OTHER MORTGAGE BACKED - 19.0%
2,000,000	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	2,060,862
		Series - 2006 2 (Class AJ)
10,000,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	10,467,220
		Series - 2006 6 (Class AM)
8,750,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	9,120,064
		Series - 2007 1 (Class AM)
5,000,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,212,910
		Series - 2007 1 (Class AMFX)
13,335,000	g,i	Bear Stearns Commercial Mortgage Securities Trust 2004	5.300	05/11/39	14,526,256
		Series - 2003 PWR2 (Class H)
207

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000	i	CD Mortgage Trust	6.124%	11/15/44	$3,226,389
		Series - 2007 CD5 (Class AJ)
7,896,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	8,115,888
		Series - 2006 C4 (Class AJ)
874,760	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	896,948
		Series - 2007 C6 (Class ASB)
10,000,000	g,i	Citigroup Commercial Mortgage Trust	5.900	12/10/49	10,555,420
		Series - 2007 C6 (Class AMFX)
5,071,340	i	COBALT CMBS Commercial Mortgage Trust	5.761	05/15/46	5,384,916
		Series - 2007 C3 (Class A1A)
8,670,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	9,263,774
		Series - 2007 C3 (Class AM)
6,840,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	7,274,723
		Series - 2007 C2 (Class AMFX)
4,000,000	i	COMM Mortgage Trust	5.796	12/10/49	4,180,372
		Series - 2007 C9 (Class B)
2,000,000	i	Commercial Mortgage Trust	5.238	04/10/37	2,013,416
		Series - 2005 GG5 (Class AJ)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	10,373,090
		Series - 2007 C4 (Class A1AJ)
8,286,585	i	Credit Suisse Commercial Mortgage Trust	0.415	01/15/49	7,989,817
		Series - 2007 C2 (Class AMFL)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	10,116,920
		Series - 2007 C2 (Class AJ)
1,985,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.736	05/15/36	2,142,031
		Series - 2004 C2 (Class E)
107,883		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	107,844
		Series - 2005 C3 (Class AJ)
5,935,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	6,190,502
		Series - 2006 C4 (Class AM)
84	i	Greenpoint Mortgage Funding Trust	0.287	09/25/46	84
		Series - 2006 AR4 (Class A1A)
26	i	Greenpoint Mortgage Funding Trust	0.267	10/25/46	26
		Series - 0 AR5 (Class A1A)
1,536,210	i	GSR Mortgage Loan Trust	0.377	08/25/46	1,487,211
		Series - 2006 OA1 (Class 2A1)
352,727	i	Impac CMB Trust	0.847	03/25/35	328,440
		Series - 2004 11 (Class 2A1)
6,134,644	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.845	02/16/25	6,388,950
		Series - 2013 WT (Class B)
8,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.565	04/15/43	8,146,776
		Series - 2006 LDP6 (Class AJ)
2,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.480	05/15/45	2,068,346
		Series - 2006 LDP8 (Class AJ)
5,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.520	05/15/45	5,111,645
		Series - 2006 LDP8 (Class B)
4,136,506		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	4,278,934
		Series - 2006 LDP9 (Class A1A)
2,200,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,362,980
		Series - 2007 LD12 (Class AM)
208

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$10,691,000	g,i	LB-UBS Commercial Mortgage Trust	5.151%	10/15/36	$11,256,907
		Series - 2004 C7 (Class K)
11,190,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	11,592,627
		Series - 2007 C1 (Class AJ)
5,000,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	5,133,205
		Series - 2006 HQ10 (Class AJ)
405,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	420,098
		Series - 2006 HQ9 (Class AJ)
10,950,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,645,139
		Series - 2007 IQ15 (Class AM)
1,250,000		Morgan Stanley Capital I Trust	5.000	07/15/56	1,305,384
		Series - 2005 IQ9 (Class D)
45,993		Residential Accredit Loans, Inc	4.350	03/25/34	46,343
		Series - 2004 QS4 (Class A1)
66,118		RFMSI Trust	5.500	03/25/35	66,187
		Series - 2005 S2 (Class A6)
170,880	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	171,303
		Series - 0 2A (Class A)
1,190,705	i	Structured Agency Credit Risk Debt Note (STACR)	1.587	10/25/24	1,190,643
		Series - 2014 DN4 (Class M1)
5,664,471	i	Structured Agency Credit Risk Debt Note (STACR)	1.437	01/25/25	5,659,044
		Series - 2015 DN1 (Class M1)
13,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.587	01/25/25	13,081,770
		Series - 2015 DN1 (Class M2)
4,922,897	i	Structured Agency Credit Risk Debt Note (STACR)	1.237	03/25/25	4,909,438
		Series - 2015 HQ1 (Class M1)
10,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.387	03/25/25	9,928,220
		Series - 2015 HQ1 (Class M2)
9,937,861	i	Structured Agency Credit Risk Debt Note (STACR)	1.287	05/25/25	9,904,102
		Series - 2015 HQ2 (Class M1)
8,735,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	9,178,039
		Series - 2007 C30 (Class AM)
867,692	i	Wachovia Bank Commercial Mortgage Trust	5.608	05/15/46	915,391
		Series - 2007 C34 (Class A1A)
1,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,207,996
		Series - 2007 C34 (Class AM)
3,560,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,776,608
		Series - 2007 C31 (Class AM)
8,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	8,489,264
		Series - 2007 C32 (Class AMFX)
4,020,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	4,308,893
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			273,579,355

		TOTAL STRUCTURED ASSETS			441,089,407
		(Cost $441,911,739)

		TOTAL BONDS			1,375,103,753
		(Cost $1,378,678,813)
209

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 3.2%
GOVERNMENT AGENCY DEBT - 3.2%
$8,000,000	d	Federal Home Loan Bank (FHLB)	0.040%	07/01/15	$8,000,000
15,000,000		FHLB	0.040	08/07/15	14,999,385
20,000,000		FHLB	0.065	08/28/15	19,998,720
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.055	08/11/15	4,999,770
		TOTAL GOVERNMENT AGENCY DEBT			47,997,875

		TOTAL SHORT-TERM INVESTMENTS			47,997,875
		(Cost $47,996,976)

		TOTAL INVESTMENTS - 99.9%			1,475,593,662
		(Cost $1,479,284,025)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			1,193,823
		NET ASSETS - 100.0%			$1,476,787,485

Abbreviation(s):
EUR	Euro
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2015, the aggregate value of these securities was $347,155,981 or 23.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
210

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS
SOCIAL CHOICE BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 0.9%

ENERGY - 0.2%
$42,146	i	Granite Acquisition, Inc	5.000%	12/19/21	$42,566
953,065	i	Granite Acquisition, Inc	5.000	12/19/21	962,577
		TOTAL ENERGY			1,005,143

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
1,000,000	i	Valeant Pharmaceuticals International, Inc	4.000	04/01/22	998,330
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			998,330

UTILITIES - 0.5%
896,211	i	ExGen Renewables I LLC	5.250	02/06/21	905,173
1,969,525	i	Terra-Gen Finance Co LLC	5.250	12/09/21	1,964,601
		TOTAL UTILITIES			2,869,774

		TOTAL BANK LOAN OBLIGATIONS			4,873,247
		(Cost $4,831,153)

BONDS - 92.6%

CORPORATE BONDS - 39.0%

AUTOMOBILES & COMPONENTS - 0.1%
500,000		Magna International, Inc	3.625	06/15/24	491,721
		TOTAL AUTOMOBILES & COMPONENTS			491,721

BANKS - 6.7%
3,200,000		Bank of America Corp	1.350	11/21/16	3,199,005
3,000,000		Bank of America Corp	1.950	05/12/18	2,997,927
1,000,000		Bank of Nova Scotia	2.125	09/11/19	1,005,567
2,656,000	i	BOK Financial Corp	0.964	05/15/17	2,622,029
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	249,668
2,000,000		Discover Bank	3.100	06/04/20	1,996,238
500,000		Discover Bank	4.200	08/08/23	505,445
515,000		First Niagara Financial Group, Inc	6.750	03/19/20	566,091
500,000		HSBC Holdings plc	4.250	03/14/24	504,304
1,250,000		HSBC USA, Inc	1.625	01/16/18	1,250,007
500,000		Huntington Bancshares, Inc	2.600	08/02/18	506,011
500,000		Huntington National Bank	1.350	08/02/16	500,306
500,000		Huntington National Bank	1.375	04/24/17	498,074
2,000,000	g,i	ING Bank NV	0.836	03/16/18	2,001,550
500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	485,120
2,000,000		KeyBank NA	3.300	06/01/25	1,938,914
1,850,000	i	Manufacturers & Traders Trust Co	0.577	07/25/17	1,838,617
1,000,000		Manufacturers & Traders Trust Co	2.900	02/06/25	944,420
211

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Northern Trust Corp	3.375%	08/23/21	$1,044,674
2,000,000		People’s United Financial, Inc	3.650	12/06/22	1,984,502
2,000,000		Royal Bank of Canada	1.875	02/05/20	1,982,178
250,000		Silicon Valley Bank	6.050	06/01/17	267,020
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	498,561
2,000,000		SVB Financial Group	3.500	01/29/25	1,924,160
3,000,000	g	Toronto-Dominion Bank	1.950	04/02/20	2,974,212
		TOTAL BANKS			34,284,600

CAPITAL GOODS - 3.3%
1,000,000		Anixter, Inc	5.125	10/01/21	1,017,500
2,000,000	g	CRH America, Inc	3.875	05/18/25	1,978,844
250,000		Eaton Corp	4.000	11/02/32	241,283
2,000,000	i	John Deere Capital Corp	0.566	01/16/18	1,996,960
1,000,000		Parker-Hannifin Corp	4.200	11/21/34	993,814
750,000		Pentair Finance S.A.	1.350	12/01/15	751,006
250,000		Pentair Finance S.A.	1.875	09/15/17	250,895
500,000		Pentair Finance S.A.	2.650	12/01/19	495,170
2,000,000		Precision Castparts Corp	4.200	06/15/35	1,987,412
1,000,000		Rockwell Automation, Inc	2.050	03/01/20	992,009
1,000,000		Rockwell Automation, Inc	2.875	03/01/25	968,275
500,000		Rockwell Collins, Inc	3.700	12/15/23	513,523
1,000,000		Roper Industries, Inc	3.125	11/15/22	966,964
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,518,750
1,000,000		Trimble Navigation Ltd	4.750	12/01/24	999,928
		TOTAL CAPITAL GOODS			16,672,333

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
1,000,000	g	AECOM Technology Corp	5.750	10/15/22	1,012,500
1,000,000		Air Lease Corp	2.125	01/15/18	990,000
500,000		Air Lease Corp	3.875	04/01/21	505,000
1,000,000		Air Lease Corp	4.250	09/15/24	992,500
1,000,000		Fluor Corp	3.500	12/15/24	1,001,153
500,000		Waste Management, Inc	3.500	05/15/24	499,971
1,000,000		Waste Management, Inc	3.900	03/01/35	914,048
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			5,915,172

CONSUMER SERVICES - 1.9%
3,000,000		Henry J Kaiser Family Foundation	3.356	12/01/25	3,004,383
1,000,000		Massachusetts Institute of Technology	3.959	07/01/38	992,670
2,000,000		Metropolitan Museum of Art	3.400	07/01/45	1,741,888
2,000,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	1,843,636
1,600,000		Northwestern University	3.688	12/01/38	1,530,211
500,000		Service Corp International	5.375	05/15/24	522,500
		TOTAL CONSUMER SERVICES			9,635,288

DIVERSIFIED FINANCIALS - 1.7%
500,000	g,i	Armor Re Ltd	4.080	12/15/16	494,000
250,000	i	Bank of New York Mellon Corp	0.838	08/01/18	250,903
250,000	g	Bayer US Finance LLC	2.375	10/08/19	250,689
1,000,000	g	EDP Finance BV	4.125	01/15/20	1,009,706
500,000	g	EDP Finance BV	5.250	01/14/21	523,635
212

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000	i	Ford Motor Credit Co LLC	1.529%	05/09/16	$502,832
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	504,417
1,000,000	i	Ford Motor Credit Co LLC	1.209	11/04/19	996,585
1,000,000		Ford Motor Credit Co LLC	3.219	01/09/22	987,698
3,000,000		Morgan Stanley	2.200	12/07/18	3,023,214
250,000	g	RCI Banque S.A.	3.500	04/03/18	259,579
		TOTAL DIVERSIFIED FINANCIALS			8,803,258

ENERGY - 2.6%
2,300,000	i	Devon Energy Corp	0.736	12/15/15	2,298,139
1,000,000		EOG Resources, Inc	3.900	04/01/35	943,664
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	909,481
336,000		National Oilwell Varco, Inc	2.600	12/01/22	320,224
1,000,000		National Oilwell Varco, Inc	3.950	12/01/42	867,466
500,000	g	Northern Natural Gas Co	4.100	09/15/42	487,208
1,000,000		Phillips 66	4.650	11/15/34	975,400
1,000,000		Southwestern Energy Co	3.300	01/23/18	1,024,977
1,000,000		Southwestern Energy Co	4.050	01/23/20	1,026,873
1,000,000	i	Statoil ASA	0.479	11/09/17	995,752
500,000		Statoil ASA	3.150	01/23/22	503,819
1,000,000		Statoil ASA	2.450	01/17/23	957,264
500,000		Statoil ASA	2.650	01/15/24	478,523
500,000		Statoil ASA	3.950	05/15/43	462,778
1,000,000	g	Woodside Finance Ltd	3.650	03/05/25	958,916
		TOTAL ENERGY			13,210,484

FOOD & STAPLES RETAILING - 0.5%
1,700,000	i	Kroger Co	0.804	10/17/16	1,700,709
500,000		Kroger Co	1.200	10/17/16	500,903
		TOTAL FOOD & STAPLES RETAILING			2,201,612

FOOD, BEVERAGE & TOBACCO - 0.6%
1,000,000	g	JM Smucker Co	1.750	03/15/18	998,822
1,000,000	g	JM Smucker Co	3.000	03/15/22	981,173
1,000,000	g	JM Smucker Co	4.250	03/15/35	933,188
		TOTAL FOOD, BEVERAGE & TOBACCO			2,913,183

HEALTH CARE EQUIPMENT & SERVICES - 1.6%
3,000,000	i	Becton Dickinson and Co	0.736	06/15/16	3,001,386
500,000		Laboratory Corp of America Holdings	2.500	11/01/18	503,894
1,000,000		Laboratory Corp of America Holdings	2.625	02/01/20	990,995
1,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	984,800
1,000,000		Laboratory Corp of America Holdings	3.600	02/01/25	953,067
500,000		LifePoint Hospitals, Inc	5.500	12/01/21	516,250
1,000,000		Owens & Minor, Inc	3.875	09/15/21	1,027,424
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			7,977,816

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
250,000		Colgate-Palmolive Co	1.950	02/01/23	235,587
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			235,587
213

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
INSURANCE - 1.9%
$2,000,000	i	Berkshire Hathaway Finance Corp	0.576%	01/12/18	$2,002,484
500,000	g	Five Corners Funding Trust	4.419	11/15/23	515,801
1,200,000	g,i	Merna Reinsurance IV Ltd	2.500	04/08/16	1,201,800
1,000,000		Progressive Corp	3.700	01/26/45	879,301
2,000,000	i	Prudential Financial, Inc	5.375	05/15/45	1,967,500
2,000,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	1,934,150
1,000,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	961,292
		TOTAL INSURANCE			9,462,328

MATERIALS - 2.3%
500,000		Agrium, Inc	3.150	10/01/22	484,197
2,000,000		Agrium, Inc	3.500	06/01/23	1,952,590
1,000,000		Agrium, Inc	5.250	01/15/45	1,006,396
2,000,000		Ball Corp	5.250	07/01/25	1,985,000
1,000,000		Eastman Chemical Co	2.700	01/15/20	997,615
2,000,000		International Paper Co	5.000	09/15/35	1,953,612
615,000		International Paper Co	4.800	06/15/44	568,288
1,000,000		LyondellBasell Industries NV	4.625	02/26/55	877,184
500,000		Nucor Corp	4.000	08/01/23	506,704
1,500,000		Rock Tenn Co	3.500	03/01/20	1,543,424
		TOTAL MATERIALS			11,875,010

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
500,000		Bristol-Myers Squibb Co	3.250	08/01/42	417,418
1,000,000		Gilead Sciences, Inc	4.500	02/01/45	992,363
1,500,000		Johnson & Johnson	4.375	12/05/33	1,584,853
250,000		Merck & Co, Inc	1.100	01/31/18	249,403
1,000,000	i	Merck & Co, Inc	0.654	02/10/20	994,765
1,000,000	g	Roche Holdings, Inc	4.000	11/28/44	960,363
500,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	513,800
1,000,000	g	VRX Escrow Corp	5.375	03/15/20	1,032,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			6,745,465

REAL ESTATE - 1.2%
2,000,000		ERP Operating LP	3.375	06/01/25	1,959,370
500,000		Federal Realty Investment Trust	2.750	06/01/23	476,951
1,000,000		Kilroy Realty LP	5.000	11/03/15	1,011,532
1,000,000		Kilroy Realty LP	3.800	01/15/23	996,081
1,350,000		Regency Centers LP	3.750	06/15/24	1,347,420
450,000		Washington REIT	4.950	10/01/20	484,377
		TOTAL REAL ESTATE			6,275,731

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
250,000		CC Holdings GS V LLC	2.381	12/15/17	252,842
1,000,000		Motorola Solutions, Inc	3.500	09/01/21	993,327
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,246,169

TELECOMMUNICATION SERVICES - 0.6%
500,000		CenturyLink, Inc	6.750	12/01/23	501,562
500,000		Sprint Corp	7.250	09/15/21	492,188
214

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Verizon Communications, Inc	1.350%	06/09/17	$499,217
1,000,000		Verizon Communications, Inc	4.400	11/01/34	935,947
250,000		Vodafone Group plc	1.500	02/19/18	245,663
		TOTAL TELECOMMUNICATION SERVICES			2,674,577

TRANSPORTATION - 2.5%
2,000,000	i	Canadian National Railway Co	0.445	11/14/17	1,997,348
500,000		GATX Corp	2.500	07/30/19	494,813
1,000,000		GATX Corp	2.600	03/30/20	985,860
500,000		GATX Corp	5.200	03/15/44	503,892
1,000,000		GATX Corp	4.500	03/30/45	921,510
2,000,000		Norfolk Southern Corp	4.450	06/15/45	1,911,660
500,000		Ryder System, Inc	2.550	06/01/19	500,518
1,000,000		Southwest Airlines Co	2.750	11/06/19	1,013,806
2,000,000		Union Pacific Corp	3.375	02/01/35	1,772,220
3,000,000		Union Pacific Railroad Co	2.695	05/12/27	2,902,521
		TOTAL TRANSPORTATION			13,004,148

UTILITIES - 8.6%
1,000,000		California Resources Corp	6.000	11/15/24	858,750
2,000,000		Connecticut Light & Power Co	4.150	06/01/45	1,906,984
2,851,192	g	Continental Wind LLC	6.000	02/28/33	3,144,084
2,000,000		Delmarva Power & Light Co	4.150	05/15/45	1,899,120
250,000	g	International Transmission Co	4.625	08/15/43	261,932
1,000,000		Interstate Power & Light Co	3.250	12/01/24	1,003,914
500,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	502,976
1,000,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	994,901
250,000		Northeast Utilities	1.450	05/01/18	248,401
1,000,000		Northern States Power Co	3.400	08/15/42	868,756
3,000,000		NorthWestern Corp	4.176	11/15/44	2,929,914
2,000,000	i	NSTAR Electric Co	0.516	05/17/16	1,995,626
1,997,000		Piedmont Natural Gas Co, Inc	4.100	09/18/34	1,963,840
1,000,000		Public Service Co of New Hampshire	3.500	11/01/23	1,025,455
4,000,000	i	San Diego Gas & Electric Co	0.481	03/09/17	3,989,860
1,000,000		San Diego Gas & Electric Co	1.914	02/01/22	1,003,552
1,000,000		Sempra Energy	2.875	10/01/22	968,395
3,000,000	g	Solar Star Funding LLC	3.950	06/30/35	2,755,722
3,000,000	g	Solar Star Funding LLC	5.375	06/30/35	3,325,863
1,000,000		Southern California Gas Co	3.150	09/15/24	997,171
2,000,000	i	TECO Finance, Inc	0.871	04/10/18	2,005,468
3,000,000	g	TerraForm Power Operating LLC	5.875	02/01/23	3,045,000
1,480,000	g	Topaz Solar Farms LLC	4.875	09/30/39	1,554,064
250,000	g	Topaz Solar Farms LLC	5.750	09/30/39	282,608
1,000,000		WEC Energy Group, Inc	3.550	06/15/25	995,797
1,000,000		WGL Holdings, Inc	2.250	11/01/19	996,009
1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	965,713
2,000,000		Xcel Energy, Inc	3.300	06/01/25	1,961,732
		TOTAL UTILITIES			44,451,607

		TOTAL CORPORATE BONDS			198,076,089
		(Cost $200,859,250)
215

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 42.8%

AGENCY SECURITIES - 12.2%
$962,284		Ethiopian Leasing 2012 LLC	2.566%	08/14/26	$962,921
847,144		Export Lease Ten Co LLC	1.650	05/07/25	823,998
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.500	01/27/17	2,996,109
500,000		FHLMC	1.000	09/29/17	501,091
3,000,000		Federal National Mortgage Association (FNMA)	1.625	01/21/20	2,993,274
1,000,000		FNMA	2.625	09/06/24	998,853
225,000	j	Government Trust Certificate	0.000	04/01/21	190,800
1,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	1,031,497
940,000	g	Hospital for Special Surgery	3.500	01/01/23	955,628
979,167		Mexican Aircraft Finance V LLC	2.329	01/14/27	977,610
400,000		Micron Semiconductor Asia Pte Ltd	1.258	01/15/19	400,111
5,300,000		NCUA Guaranteed Notes	3.000	06/12/19	5,577,720
2,635,000		NCUA Guaranteed Notes	3.450	06/12/21	2,876,076
2,500,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/16	2,499,110
1,000,000	j	OPIC	0.000	11/15/19	1,013,596
2,000,000		OPIC	2.740	09/15/29	1,927,286
3,000,000		OPIC	3.220	09/15/29	2,994,060
1,000,000		OPIC	3.280	09/15/29	1,011,423
220,589		OPIC	3.540	06/15/30	233,762
231,343		OPIC	3.370	12/15/30	240,452
491,463		OPIC	3.820	12/20/32	516,908
245,731		OPIC	3.938	12/20/32	259,106
1,000,000		OPIC	3.160	06/01/33	986,248
1,000,000		OPIC	2.940	07/31/33	997,044
1,266,000		Private Export Funding Corp (PEFCO)	4.950	11/15/15	1,288,475
2,000,000		PEFCO	2.250	03/15/20	2,025,662
2,000,000		PEFCO	2.300	09/15/20	2,009,162
1,000,000		PEFCO	3.550	01/15/24	1,054,628
3,000,000		PEFCO	2.450	07/15/24	2,870,109
1,000,000		PEFCO	3.250	06/15/25	1,005,046
500,000		Ukraine Government AID Bonds	1.844	05/16/19	500,629
2,700,000		Ukraine Government AID Bonds	1.847	05/29/20	2,702,128
1,550,000		United States Department of Housing and Urban Development (HUD)	4.480	08/01/16	1,615,088
2,176,000		HUD	1.540	08/01/17	2,205,193
500,000		HUD	5.300	08/01/17	526,856
200,000		HUD	3.120	08/01/18	211,756
500,000		HUD	3.300	08/01/19	534,357
410,000		HUD	2.450	08/01/20	424,359
150,000		HUD	3.430	08/01/20	161,167
1,300,000		HUD	5.380	08/01/27	1,450,734
1,000,000		HUD	2.200	08/01/15	1,001,796
250,000		HUD	2.050	08/01/19	254,857
450,000		HUD	4.870	08/01/19	504,603
500,000		HUD	2.910	08/01/23	510,864
235,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	236,506
2,750,000		VRG Linhas Aereas S.A.	0.983	03/13/18	2,743,284
964,164		Zarapito Leasing LLC	2.628	11/12/26	976,301
2,863,533	g	Genesis Solar 2011 Pass Through Trust	3.875	02/15/38	3,016,388
216

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,975,000		New York Society for the Relief of the Ruptured & Crippled	2.881%	12/20/31	$2,900,881
		TOTAL AGENCY SECURITIES			66,695,512

FOREIGN GOVERNMENT BONDS - 8.4%
500,000		African Development Bank	0.750	10/18/16	501,018
1,000,000		African Development Bank	2.375	09/23/21	1,015,415
2,000,000		Asian Development Bank	2.125	03/19/25	1,931,914
3,000,000		Canada Government International Bond	1.125	03/19/18	3,004,134
206,026	g	Carpintero Finance Ltd	2.004	09/18/24	204,503
250,000		Council of Europe Development Bank	1.000	03/07/18	249,155
2,895,000		European Bank for Reconstruction & Development	1.625	04/10/18	2,918,227
1,000,000		European Investment Bank	2.500	10/15/24	996,625
3,000,000		Export Development Canada	0.875	01/30/17	3,008,481
1,000,000		Export Development Canada	1.625	12/03/19	997,861
250,000		Export-Import Bank of Korea	1.750	02/27/18	249,645
750,000		Hydro Quebec	2.000	06/30/16	760,681
250,000		Hydro Quebec	1.375	06/19/17	252,079
5,000,000	h	Inter-American Development Bank	1.185	07/09/18	4,996,000
1,000,000		Inter-American Development Bank	1.500	09/25/18	1,008,792
500,000	i	International Bank for Reconstruction & Development	0.216	07/22/15	499,970
500,000		International Bank for Reconstruction & Development	0.375	08/24/15	500,193
525,000		International Bank for Reconstruction & Development	2.000	10/20/16	534,832
5,000,000		International Finance Corp	0.500	05/16/16	5,001,290
500,000	g,i	International Finance Facility for Immunisation	0.461	07/05/16	500,049
3,000,000		KFW	1.000	01/26/18	2,995,719
1,000,000		KFW	1.750	10/15/19	1,005,023
3,000,000		KFW	1.500	04/20/20	2,957,664
500,000	g	Kommunalbanken AS.	0.750	11/21/16	500,616
2,000,000	g	Kommunalbanken AS.	2.125	02/11/25	1,913,200
1,285,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	1,227,550
2,000,000		North American Development Bank	2.300	10/10/18	2,034,218
1,000,000		North American Development Bank	2.400	10/26/22	969,126
500,000		Province of Manitoba Canada	3.050	05/14/24	513,314
250,000		Province of Ontario Canada	1.200	02/14/18	249,891
		TOTAL FOREIGN GOVERNMENT BONDS			43,497,185

MORTGAGE BACKED - 10.5%
477,756	i	Federal Home Loan Mortgage Corp (FHLMC)	0.796	07/15/37	485,621
574,158	i	FHLMC	0.636	09/15/42	579,428
471,378		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500	04/01/44	487,727
8,363,274		FGLMC	3.500	05/01/44	8,635,757
3,151,069		FGLMC	4.000	08/01/44	3,361,270
476,137		FGLMC	4.000	09/01/44	508,563
498,270		FGLMC	3.500	04/01/45	513,603
153,149		Federal National Mortgage Association (FNMA)	5.000	09/01/25	162,603
291,916		FNMA	3.500	11/01/25	309,662
673,254		FNMA	3.000	05/01/27	699,248
952,036		FNMA	2.500	10/01/27	969,234
1,600,532		FNMA	3.000	12/01/28	1,657,027
928,776		FNMA	3.500	12/01/28	979,219
896,514		FNMA	2.500	09/01/29	906,770
922,555		FNMA	2.500	11/01/29	933,108
217

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$445,029		FNMA	5.000%	10/01/33	$494,849
412,856		FNMA	5.500	01/01/38	464,703
412,239		FNMA	5.500	11/01/38	473,737
1,001,022		FNMA	4.500	08/01/39	1,095,459
211,349	h	FNMA	4.500	03/01/40	228,934
558,318		FNMA	4.500	04/01/40	611,070
258,023		FNMA	5.500	04/01/40	293,842
350,965		FNMA	5.500	07/01/40	394,395
1,650,268		FNMA	5.000	09/01/40	1,824,249
720,379		FNMA	4.000	10/01/40	770,962
205,156		FNMA	6.000	10/01/40	233,606
185,399		FNMA	4.500	11/01/40	200,298
674,169	i	FNMA	0.687	08/25/42	684,010
618,753	i	FNMA	0.587	11/25/42	619,318
1,315,733		FNMA	3.500	11/25/42	298,702
4,437,908		FNMA	3.000	02/01/43	4,433,471
410,985	i	FNMA	0.537	03/25/43	412,783
884,490		FNMA	3.000	05/01/43	882,779
1,838,728		FNMA	3.000	05/01/43	1,830,053
467,153		FNMA	3.000	05/01/43	466,252
1,968,809		FNMA	4.000	11/01/43	2,094,756
867,069		FNMA	4.500	06/01/44	954,313
182,140		FNMA	4.500	06/01/44	200,207
401,010		FNMA	4.500	08/01/44	441,366
802,802		FNMA	4.500	11/01/44	883,693
1,980,197		FNMA	4.000	12/01/44	2,111,034
992,737		FNMA	4.000	01/01/45	1,058,346
491,596		FNMA	4.000	01/01/45	526,249
993,927		FNMA	4.500	03/01/45	1,094,142
907,749		Government National Mortgage Association (GNMA)	2.690	06/15/33	903,084
175,388		GNMA	5.000	10/20/39	195,295
166,652		GNMA	5.000	06/20/42	183,839
1,675,745		GNMA	3.500	10/20/42	366,713
986,372		GNMA	3.000	12/20/42	996,778
866,441		GNMA	3.000	02/20/43	877,876
460,908		GNMA	3.500	07/15/43	480,002
868,088		GNMA	3.500	07/15/43	903,515
949,953		GNMA	3.500	09/20/44	989,488
499,049		GNMA	3.500	02/15/45	519,562
800,000	h	GNMA	3.000	06/20/45	807,422
		TOTAL MORTGAGE BACKED			54,489,992

MUNICIPAL BONDS - 8.3%
250,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	249,500
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,934,700
1,000,000		California Earthquake Authority	1.194	07/01/16	1,000,700
1,000,000		California Earthquake Authority	2.805	07/01/19	1,023,170
2,000,000		California Housing Finance Agency	2.966	08/01/22	1,959,740
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	261,195
500,000	g	California Pollution Control Financing Authority	5.000	07/01/37	518,260
500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	516,990
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	256,270
218

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		City of Houston TX Utility System Revenue	2.923%	05/15/21	$257,655
250,000		City of Jersey City NJ	1.192	09/01/15	250,235
250,000		Commonwealth Financing Authority	2.675	06/01/21	244,557
500,000		Commonwealth of Massachusetts	5.000	08/01/33	566,665
1,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,013,360
500,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	502,415
500,000	j	Garden State Preservation Trust	0.000	11/01/22	410,880
295,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	296,148
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,768,985
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	971,640
200,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	235,556
1,000,000		Michigan Finance Authority	5.000	07/01/16	1,037,440
500,000		Michigan Finance Authority	5.000	07/01/22	559,925
1,000,000		Michigan Finance Authority	5.000	07/01/29	1,070,180
250,000		New York State Energy Research & Development Authority	1.028	07/01/16	249,660
500,000		New York State Environmental Facilities Corp	5.807	06/15/39	619,060
250,000	g	Niagara Area Development Corp	4.000	11/01/24	251,890
1,185,000		Ohio State Water Development Authority	4.879	12/01/34	1,320,244
3,000,000	i	Ohio State Water Development Authority	0.381	05/01/38	2,999,940
250,000		Oklahoma Water Resources Board	3.071	04/01/22	257,240
250,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	252,130
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	208,758
1,000,000		South Dakota Conservancy District	0.712	08/01/15	1,000,370
2,000,000		South Dakota Conservancy District	1.898	08/01/19	2,014,360
1,000,000		South Dakota Conservancy District	1.920	08/01/19	999,310
1,000,000		State of California	1.800	04/01/20	991,110
1,000,000		State of California	3.750	10/01/37	992,500
500,000		State of Michigan	3.590	12/01/26	507,130
1,000,000		State of Texas	3.576	08/01/34	946,980
1,000,000		State of Texas	3.726	08/01/43	954,050
1,000,000		Suffolk County Water Authority	3.500	06/01/39	944,110
500,000		Texas Public Finance Authority	5.250	07/01/17	500,070
350,000		University of California	2.203	05/15/19	349,493
500,000		University of California	2.676	05/15/21	501,790
1,000,000		University of California	3.809	05/15/28	995,040
1,000,000		University of California	4.009	05/15/30	993,860
500,000	i	University of California	0.684	07/01/41	500,195
1,230,000		University of Cincinnati	3.500	06/01/32	1,188,733
2,000,000		University of New Mexico	3.532	06/20/32	1,963,460
2,000,000		University of Virginia	3.570	04/01/45	1,904,660
655,000		Washington County Clean Water Services	4.828	10/01/22	740,890
530,000		Washington County Clean Water Services	5.078	10/01/24	613,035
250,000		West Virginia Water Development Authority	5.000	11/01/21	292,528
		TOTAL MUNICIPAL BONDS			42,958,762

U.S. TREASURY SECURITIES - 3.4%
9,275,000		United States Treasury Bond	2.500	02/15/45	8,124,325
215,000		United States Treasury Note	0.250	12/31/15	215,067
5,670,000		United States Treasury Note	1.500	05/31/20	5,633,236
50,000		United States Treasury Note	2.000	08/31/21	50,117
3,805,000		United States Treasury Note	2.125	05/15/25	3,729,790
		TOTAL U.S. TREASURY SECURITIES			17,752,535

		TOTAL GOVERNMENT BONDS			225,393,986
		(Cost $226,420,744)
219

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
STRUCTURED ASSETS - 10.8%

ASSET BACKED - 3.9%
$430,721	i	ACE Securities Corp Home Equity Loan Trust	0.922%	08/25/35	$425,133
		Series - 2005 HE5 (Class M2)
100,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	100,146
		Series - 2013 1 (Class C)
150,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	150,205
		Series - 2013 2 (Class C)
703,574	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	699,463
		Series - 2005 HE7 (Class M2)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.680	11/20/17	1,016,153
		Series - 2011 3A (Class C)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	1,013,479
		Series - 2011 5A (Class C)
925,000	i	Basic Asset Backed Securities Trust	0.497	04/25/36	818,181
		Series - 2006 1 (Class A3)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	995,484
		Series - 2014 1A (Class A)
865,926	g,i	CBRE Realty Finance CDO	0.571	04/07/52	322,124
		Series - 2007 1A (Class A2)
1,375,119	i	Connecticut Avenue Securities	1.687	02/25/25	1,376,845
		Series - 2015 C01 (Class 1M1)
997,500	g	DB Master Finance LLC	3.262	02/20/45	1,000,679
		Series - 2015 1A (Class A2I)
2,989,271	g	HERO Funding Trust	3.840	09/21/40	2,994,123
		Series - 2015 1A (Class A)
966,209	g	HERO Funding Trust	3.990	09/21/40	945,556
		Series - 2014 2A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	550,096
		Series - 2010 1A (Class B3)
124,485	i	Lehman XS Trust	0.437	02/25/36	118,334
		Series - 2006 1 (Class 1A1)
227,990	g	Orange Lake Timeshare Trust	3.030	07/09/29	227,796
		Series - 2014 AA (Class B)
142,526	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.967	01/25/36	141,679
		Series - 2005 WCH1 (Class M2)
194,517	g	SolarCity LMC	4.800	11/20/38	203,977
		Series - 2013 1 (Class A)
472,100	g	SolarCity LMC	4.590	04/20/44	491,154
		Series - 2014 1 (Class A)
977,483	g	SolarCity LMC	4.020	07/20/44	986,254
		Series - 2014 2 (Class A)
931,890	g	SpringCastle America Funding LLC	2.700	05/25/23	937,593
		Series - 2014 AA (Class A)
976,566	i	Structured Asset Securities Corp Mortgage Loan Trust	1.684	04/25/35	926,888
		Series - 2005 7XS (Class 2A1A)
220

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Toyota Auto Receivables Owner Trust	1.270%	05/15/19	$1,998,450
		Series - 2015 B (Class A3)
2,000,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	2,006,994
		Series - 2015 B (Class A4)
		TOTAL ASSET BACKED			20,446,786

OTHER MORTGAGE BACKED - 6.9%
147,639	g	7 WTC Depositor LLC Trust	4.082	03/13/31	151,786
		Series - 2012 7WTC (Class A)
200,000	i	Banc of America Commercial Mortgage Trust	5.951	05/10/45	199,598
		Series - 2006 2 (Class C)
1,977,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	1,987,002
		Series - 2006 6 (Class B)
500,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	521,291
		Series - 2007 1 (Class AMFX)
750,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	716,161
		Series - 2007 4 (Class E)
1,120,000	i	Bear Stearns Commercial Mortgage Securities	6.118	09/11/42	1,197,376
		Series - 2007 T28 (Class AJ)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.878	06/11/50	1,025,648
		Series - 2007 PW17 (Class AJ)
500,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	513,924
		Series - 2006 C4 (Class AJ)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,542,720
		Series - 2007 C3 (Class AJ)
65,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	69,452
		Series - 2007 C3 (Class AM)
1,250,000	i	Commercial Mortgage Trust	5.238	04/10/37	1,258,385
		Series - 2005 GG5 (Class AJ)
351,618	i	Countrywide Home Loan Mortgage Pass Through Trust	2.428	11/20/34	336,609
		Series - 2004 HYB6 (Class A2)
670,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	694,997
		Series - 2007 C4 (Class A1AJ)
1,250,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	1,264,615
		Series - 2007 C2 (Class AJ)
1,000,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,043,222
		Series - 2007 C1 (Class AM)
500,000	i	GS Mortgage Securities Trust	5.553	04/10/38	504,966
		Series - 2006 GG6 (Class B)
58,888	i	Impac CMB Trust	0.847	03/25/35	54,833
		Series - 2004 11 (Class 2A1)
550,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.753	02/15/46	586,895
		Series - 2011 C3 (Class E)
1,000,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	1,030,755
		Series - 2006 C4 (Class B)
500,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	499,435
		Series - 2006 C3 (Class C)
710,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	701,359
		Series - 2007 C1 (Class D)
1,000,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	1,032,523
		Series - 2007 6 (Class AM)
221

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	i	Morgan Stanley Capital I Trust	5.271%	08/13/42	$998,605
		Series - 2005 HQ6 (Class F)
200,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	199,497
		Series - 2007 IQ15 (Class AJ)
3,000,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,296,601
		Series - 2010 OBP (Class A)
17,400		RFMSI Trust	5.500	03/25/35	17,418
		Series - 2005 S2 (Class A6)
871,457	i	Structured Agency Credit Risk Debt Note (STACR)	1.437	01/25/25	870,622
		Series - 2015 DN1 (Class M1)
625,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.587	01/25/25	628,931
		Series - 2015 DN1 (Class M2)
1,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.387	03/25/25	992,822
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.987	03/25/25	246,426
		Series - 2015 HQ1 (Class M3)
1,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.385	12/15/43	968,646
		Series - 2007 C30 (Class AMFL)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.731	01/15/45	995,967
		Series - 2006 C23 (Class F)
750,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	760,519
		Series - 2006 C27 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	75,164
		Series - 2007 C34 (Class AM)
750,000	i	Wachovia Bank Commercial Mortgage Trust	6.144	05/15/46	782,277
		Series - 2007 C34 (Class AJ)
2,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	2,307,499
		Series - 2007 C31 (Class AJ)
500,000	i	Wachovia Bank Commercial Mortgage Trust	5.860	04/15/47	488,231
		Series - 2007 C31 (Class C)
1,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	1,061,158
		Series - 2007 C32 (Class AMFX)
2,010,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,060,678
		Series - 2007 C32 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	961,053
		Series - 2007 C32 (Class B)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	42,874
		Series - 2007 C33 (Class AM)
1,026,749	i	WaMu Mortgage Pass-Through Certificates	0.617	10/25/45	921,255
		Series - 2005 AR13 (Class A1B2)
		TOTAL OTHER MORTGAGE BACKED			35,609,795

		TOTAL STRUCTURED ASSETS			56,056,581
		(Cost $56,015,133)

		TOTAL BONDS			479,526,656
		(Cost $483,295,127)
222

TIAA-CREF FUNDS - Social Choice Bond Fund

SHARES	COMPANY	RATE	MATURITY DATE	VALUE
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
250	M&T Bank Corp	6.375%	12/30/49	$252,500
	TOTAL BANKS			252,500
	TOTAL PREFERRED STOCKS			252,500
	(Cost $255,625)

PRINCIPAL	ISSUER
SHORT-TERM INVESTMENTS - 4.9%
GOVERNMENT AGENCY DEBT - 1.9%
$9,940,000	Federal Home Loan Bank (FHLB)	0.070	07/24/15	9,939,871
	TOTAL GOVERNMENT AGENCY DEBT			9,939,871

TREASURY DEBT - 3.0%
3,500,000	United States Treasury Bill	0.095	09/24/15	3,499,979
12,000,000	United States Treasury Bill	0.130	11/12/15	11,998,320
	TOTAL TREASURY DEBT			15,498,299

	TOTAL SHORT-TERM INVESTMENTS			25,438,170
	(Cost $25,432,964)

	TOTAL INVESTMENTS - 98.5%			510,090,573
	(Cost $513,814,869)
	OTHER ASSETS & LIABILITIES, NET - 1.5%			7,811,124
	NET ASSETS - 100.0%			$517,901,697

Abbreviation(s):
CDO	Collateralized Debt Obligation
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2015, the aggregate value of these securities was $67,954,767 or 13.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
223

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 91.8%

ALASKA - 0.8%
$2,575,000	h	Alaska Railroad Corp	5.000%	08/01/18	$2,831,702
		TOTAL ALASKA			2,831,702

ARIZONA - 2.0%
4,000,000		Arizona State University	5.000	07/01/41	4,452,040
2,000,000		City of Tucson AZ, GO	5.000	07/01/20	2,322,540
		TOTAL ARIZONA			6,774,580

CALIFORNIA - 15.4%
4,000,000		California State Public Works Board	5.000	01/01/17	4,260,600
4,000,000		California Statewide Communities Development Authority	5.000	04/01/42	4,329,640
5,000,000		Chino Basin Regional Financing Authority	5.000	11/01/38	5,332,300
2,000,000	i	City of Riverside CA Water Revenue	0.110	10/01/35	1,999,880
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,283,080
1,215,000	h	San Marcos Redevelopment Agency Successor Agency	5.000	10/01/32	1,373,667
1,250,000	h	San Marcos Redevelopment Agency Successor Agency	5.000	10/01/33	1,407,500
2,000,000		State of California, GO	5.000	02/01/22	2,368,980
2,000,000		State of California, GO	5.000	04/01/22	2,373,540
2,000,000		State of California, GO	5.250	10/01/22	2,422,320
2,830,000		State of California, GO	5.000	11/01/32	3,065,711
4,555,000		State of California, GO	5.000	08/01/33	5,214,017
5,000,000		State of California, GO	5.000	06/01/37	5,318,250
3,405,000		State of California, GO	5.000	11/01/37	3,668,309
4,500,000		University of California	5.000	05/15/33	5,204,745
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	2,068,946
		TOTAL CALIFORNIA			52,691,485

COLORADO - 0.6%
1,600,000		University of Northern Colorado	5.000	06/01/23	1,916,896
		TOTAL COLORADO			1,916,896

CONNECTICUT - 0.8%
1,400,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,606,640
1,000,000		State of Connecticut, GO	5.000	05/15/21	1,163,240
		TOTAL CONNECTICUT			2,769,880

FLORIDA - 4.1%
1,400,000		Citizens Property Insurance Corp	5.000	06/01/18	1,519,350
5,000,000		City of Tallahassee FL	5.000	10/01/37	5,370,700
224

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	County of Orange FL	5.000%	10/01/21	$1,171,840
1,000,000	Florida Municipal Power Agency	5.000	10/01/30	1,134,510
1,000,000	Florida Municipal Power Agency	5.000	10/01/31	1,128,980
1,225,000	JEA Electric System Revenue	5.000	10/01/21	1,437,844
2,425,000	Orange County Health Facilities Authority	5.375	10/01/41	2,615,241
	TOTAL FLORIDA			14,378,465

GEORGIA - 1.7%
1,000,000	City of Atlanta Department of Aviation	5.000	01/01/24	1,183,380
1,130,000	Private Colleges & Universities Authority	5.000	04/01/17	1,201,925
1,735,000	Private Colleges & Universities Authority	5.000	04/01/21	1,953,523
1,500,000	Private Colleges & Universities Authority	5.000	09/01/41	1,644,375
	TOTAL GEORGIA			5,983,203

ILLINOIS - 5.1%
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,104,470
2,085,000	Chicago State University	5.500	12/01/23	2,279,927
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,347,368
650,000	City of Chicago IL	5.500	01/01/37	637,156
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,054,420
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/29	1,020,090
500,000	City of Chicago IL, GO	5.000	01/01/17	510,985
600,000	City of Chicago IL, GO	5.000	01/01/18	619,512
1,500,000	City of Chicago IL, GO	5.500	01/01/35	1,480,575
375,000	City of Chicago IL, GO	5.500	01/01/35	371,899
500,000	City of Chicago IL, GO	5.500	01/01/42	488,415
1,000,000	County of Cook IL, GO	5.000	11/15/16	1,054,100
1,000,000	Illinois State Toll Highway Authority	5.000	01/01/24	1,179,200
1,500,000	State of Illinois	5.000	06/15/19	1,694,055
740,000	State of Illinois	6.250	12/15/20	832,877
2,045,000	State of Illinois, GO	5.000	01/01/20	2,074,714
	TOTAL ILLINOIS			17,749,763

INDIANA - 1.5%
270,000	Griffith Multi-School Building Corp, GO	5.000	07/15/15	270,475
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,332,996
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,249,566
	TOTAL INDIANA			4,853,037

KANSAS - 0.3%
1,000,000	Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	09/01/22	1,177,110
	TOTAL KANSAS			1,177,110

LOUISIANA - 2.6%
1,000,000	Louisiana Public Facilities Authority	5.250	10/01/24	1,160,350
7,675,000	Parish of St. John the Baptist LA	5.125	06/01/37	8,074,791
	TOTAL LOUISIANA			9,235,141
225

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
MARYLAND - 1.4%
$4,000,000	County of Montgomery MD, GO	5.000%	07/01/21	$4,745,760
TOTAL MARYLAND	4,745,760

MASSACHUSETTS - 3.3%
1,390,000	Commonwealth of Massachusetts, GO	5.250	08/01/17	1,519,103
1,040,000	Massachusetts Department of Transportation	5.000	01/01/32	1,149,689
2,255,000	Massachusetts Development Finance Agency	5.000	10/01/35	2,477,320
5,000,000	i	Massachusetts Development Finance Agency	0.550	07/01/50	4,930,500
1,600,000	Massachusetts School Building Authority	5.000	08/15/37	1,722,016
TOTAL MASSACHUSETTS	11,798,628

MICHIGAN - 2.9%
5,150,000	Bridgeport-Spaulding Community School District	3.000	06/22/16	5,198,204
1,000,000	Michigan Finance Authority	5.000	10/01/22	1,197,420
2,000,000	Michigan Finance Authority, GO	5.000	05/01/18	2,194,240
1,000,000	Michigan Finance Authority, GO	5.000	05/01/20	1,135,670
TOTAL MICHIGAN	9,725,534

MINNESOTA - 2.6%
2,845,000	Minnesota Housing Finance Agency	3.500	01/01/32	2,820,334
700,000	Minnesota Municipal Power Agency	5.000	10/01/34	785,155
1,150,000	Minnesota Municipal Power Agency	5.000	10/01/35	1,286,999
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	1,030,960
1,715,000	University of Minnesota	5.000	08/01/21	2,018,384
1,000,000	Western Minnesota Municipal Power Agency	5.000	01/01/22	1,178,310
TOTAL MINNESOTA	9,120,142

MISSOURI - 2.0%
3,500,000	Health & Educational Facilities Authority of the State of Missouri	5.000	02/01/35	3,730,790
1,960,000	Missouri Housing Development Commission	3.625	11/01/34	1,934,383
1,100,000	Missouri Housing Development Commission	3.750	11/01/39	1,091,277
TOTAL MISSOURI	6,756,450

NEBRASKA - 2.2%
1,000,000	Central Plains Energy Project	5.000	09/01/22	1,130,600
1,000,000	Nebraska Investment Finance Authority	3.850	03/01/38	985,080
478,000	Omaha Public Power District	5.000	02/01/39	510,337
4,522,000	Omaha Public Power District	5.000	02/01/39	4,831,576
TOTAL NEBRASKA	7,457,593

NEW JERSEY - 0.7%
2,000,000	New Jersey Transit Corp	5.000	09/15/21	2,270,360
TOTAL NEW JERSEY	2,270,360
226

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
NEW YORK - 15.3%
$4,000,000		Board of Cooperative Educational Services for the Sole Supervisory District, GO	1.000%	06/17/16	$4,003,040
3,379,000		City of Ogdensburg NY, GO	1.250	04/29/16	3,386,164
2,319,181		Corinth Central School District, GO	1.250	12/17/15	2,326,718
1,210,000		County of Suffolk NY, GO	1.500	09/11/15	1,212,481
1,225,000		Hornell City School District, GO	1.500	06/24/16	1,233,575
1,000,000		Metropolitan Transportation Authority	5.000	11/15/20	1,169,980
7,500,000	i	Metropolitan Transportation Authority	0.650	11/15/39	7,513,275
5,000,000		New York City Water & Sewer System	5.250	06/15/40	5,643,300
1,000,000		New York State Dormitory Authority	5.000	07/01/16	1,045,730
2,250,000		New York State Dormitory Authority	5.000	10/01/17	2,453,220
5,000,000		New York State Dormitory Authority	5.000	03/15/41	5,533,250
1,500,000		New York State Thruway Authority	5.000	01/01/22	1,748,640
2,000,000		New York State Urban Development Corp	5.000	03/15/20	2,310,040
2,895,000		Scio Central School District, GO	1.250	04/08/16	2,905,364
2,548,981		Town of East Bloomfield NY, GO	1.250	05/12/16	2,557,469
1,065,791		Town of Elba NY, GO	1.250	03/22/16	1,067,912
2,220,000		Town of Evans NY, GO	1.125	06/10/16	2,224,018
1,616,000		Town of Varick NY	1.375	01/07/16	1,618,876
2,395,000		Town of Windham NY, GO	1.125	06/02/16	2,397,706
		TOTAL NEW YORK			52,350,758

NORTH CAROLINA - 1.7%
900,000		North Carolina Medical Care Commission	5.000	10/01/18	970,947
2,000,000		North Carolina Medical Care Commission	5.000	06/01/34	2,183,920
1,180,000		North Carolina Medical Care Commission	5.000	10/01/35	1,207,966
1,500,000		North Carolina Medical Care Commission	5.000	09/01/37	1,486,020
		TOTAL NORTH CAROLINA			5,848,853

OHIO - 4.2%
115,000		American Municipal Power, Inc	5.250	02/15/33	124,328
1,885,000		American Municipal Power, Inc	5.250	02/15/33	2,092,802
1,000,000		Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,057,580
1,000,000		Ohio Air Quality Development Authority	5.625	06/01/18	1,096,370
1,750,000		Ohio Higher Educational Facility Commission	5.000	12/01/23	2,073,855
1,660,000		State of Ohio	5.000	01/15/21	1,908,950
1,500,000		State of Ohio	5.000	12/31/39	1,599,540
1,000,000		State of Ohio, GO	5.000	08/01/21	1,183,200
2,000,000		State of Ohio, GO	5.000	06/15/22	2,381,340
1,000,000		State of Ohio, GO	5.000	09/15/22	1,194,080
		TOTAL OHIO			14,712,045

OKLAHOMA - 0.4%
1,220,000		Oklahoma Development Finance Authority	5.000	08/15/24	1,434,427
		TOTAL OKLAHOMA			1,434,427

PENNSYLVANIA - 2.5%
3,000,000		Commonwealth of Pennsylvania, GO	5.000	08/15/25	3,531,210
500,000		Montgomery County Industrial Development Authority	3.000	01/01/16	502,890
227

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$650,000		Montgomery County Industrial Development Authority	3.000%	01/01/17	$656,324
795,000		Montgomery County Industrial Development Authority	3.000	01/01/18	798,220
2,000,000		Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,239,040
1,000,000		Pennsylvania Economic Development Financing Authority	5.000	06/30/42	1,036,800
		TOTAL PENNSYLVANIA			8,764,484

RHODE ISLAND - 2.0%
2,000,000		Rhode Island Health & Educational Building Corp	5.000	09/01/21	2,368,580
1,900,000		Rhode Island Health & Educational Building Corp	5.000	09/01/39	2,117,170
2,000,000		State of Rhode Island, GO	5.000	08/01/21	2,351,300
		TOTAL RHODE ISLAND			6,837,050

SOUTH CAROLINA - 0.3%
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,187,424
		TOTAL SOUTH CAROLINA			1,187,424

TENNESSEE - 3.1%
1,145,000		Rutherford County Health & Educational Facilities Board	5.000	11/15/40	1,243,230
2,855,000		Sullivan County Health Educational & Housing Facilities Board	5.250	09/01/26	2,974,510
6,000,000		Sullivan County Health Educational & Housing Facilities Board	5.250	09/01/36	6,216,780
		TOTAL TENNESSEE			10,434,520

TEXAS - 6.1%
1,165,000		City of Frisco TX, GO	5.500	02/15/25	1,291,973
1,000,000		City of San Antonio TX Water System Revenue	5.000	05/15/23	1,193,860
3,000,000	i	State of Texas	2.000	08/01/29	3,014,940
4,000,000		State of Texas	5.000	10/01/35	4,585,400
2,000,000		State of Texas, GO	5.000	10/01/21	2,373,280
435,000		Tarrant County Cultural Education Facilities Finance Corp	3.000	11/15/17	447,811
455,000		Tarrant County Cultural Education Facilities Finance Corp	4.000	11/15/18	482,122
1,750,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/35	1,809,990
1,000,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/36	1,019,390
1,000,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/42	1,059,710
1,400,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/22	1,606,598
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,646,630
		TOTAL TEXAS			20,531,704

VIRGINIA - 0.4%
200,000		Alexandria Industrial Development Authority	2.000	10/01/16	202,104
250,000		Alexandria Industrial Development Authority	3.000	10/01/17	257,822
750,000		Alexandria Industrial Development Authority	5.000	10/01/35	802,035
		TOTAL VIRGINIA			1,261,961
228

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
WASHINGTON - 5.3%
$4,000,000	County of King WA Sewer Revenue	5.000%	07/01/38	$4,508,280
1,955,000	Energy Northwest	5.000	07/01/23	2,297,555
3,150,000	Port of Seattle WA	5.500	09/01/17	3,458,921
2,000,000	Skagit County Public Hospital District No	5.625	12/01/25	2,174,140
2,150,000	State of Washington	5.000	08/01/38	2,407,205
3,000,000	State of Washington, GO	5.250	02/01/22	3,587,190
	TOTAL WASHINGTON			18,433,291

WEST VIRGINIA - 0.5%
1,500,000	City of Princeton WV	5.000	05/01/21	1,710,600
	TOTAL WEST VIRGINIA			1,710,600

	TOTAL LONG-TERM MUNICIPAL BONDS			315,742,846
	(Cost $311,775,082)

	TOTAL INVESTMENTS - 91.8%			315,742,846
	(Cost $311,775,082)
	OTHER ASSETS & LIABILITIES, NET - 8.2%			28,152,656
	NET ASSETS - 100.0%			$343,895,502

	Abbreviation(s):
COP	Certificate of Participation
GO	General Obligation

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
229

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 99.9%

ASSET BACKED - 0.3%
$2,426,219		Honda Auto Receivables Owner Trust	0.240%	02/16/16	$2,426,219
		TOTAL ASSET BACKED			2,426,219

CERTIFICATE OF DEPOSIT - 2.9%
3,500,000		Banco Del Estado De Chile	0.210	07/08/15	3,500,000
5,000,000		Banco Del Estado De Chile	0.210	07/14/15	5,000,000
4,500,000		Banco Del Estado De Chile	0.210	07/20/15	4,500,000
3,000,000		Banco Del Estado De Chile	0.230	09/17/15	3,000,000
4,000,000		Toronto-Dominion Bank	0.160	07/23/15	4,000,000
3,000,000		Toronto-Dominion Bank	0.220	10/05/15	3,000,000
		TOTAL CERTIFICATE OF DEPOSIT			23,000,000

COMMERCIAL PAPER - 42.2%
4,500,000		American Honda Finance Corp	0.125	07/07/15	4,499,906
2,000,000		American Honda Finance Corp	0.150	07/22/15	1,999,825
5,000,000	y	Apple, Inc	0.095	07/23/15	4,999,710
4,050,000	y	Apple, Inc	0.115	08/05/15	4,049,547
12,000,000	y	Australia & New Zealand Banking Group Ltd	0.150	07/30/15	11,998,550
1,115,000	y	Australia & New Zealand Banking Group Ltd	0.270	10/26/15	1,114,022
1,315,000	y	Australia & New Zealand Banking Group Ltd	0.360	12/17/15	1,312,778
3,400,000	y	Bank of Nova Scotia	0.140	07/02/15	3,399,987
1,400,000	y	Bank of Nova Scotia	0.160	07/27/15	1,399,838
2,600,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.130	07/01/15	2,600,000
2,440,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.130	07/16/15	2,439,868
3,400,000	y	Bedford Row Funding Corp	0.160-0.260	08/03/15	3,399,318
2,835,000	y	CAFCO LLC	0.220-0.230	09/22/15	2,833,551
600,000	y	Chariot Funding LLC	0.290	09/10/15	599,657
2,500,000	y	Chevron Corp	0.100	08/10/15	2,499,722
3,000,000	y	Ciesco LLC	0.200	08/06/15	2,999,400
1,000,000	y	Ciesco LLC	0.190	08/10/15	999,789
1,240,000	y	Ciesco LLC	0.200	09/15/15	1,239,476
475,000	y	Ciesco LLC	0.430	12/02/15	474,126
8,988,000	y	Coca-Cola Co	0.110-0.120	07/09/15	8,987,771
5,100,000	y	Coca-Cola Co	0.110	07/10/15	5,099,860
750,000	y	Coca-Cola Co	0.140	07/29/15	749,918
1,600,000	y	Coca-Cola Co	0.100	08/21/15	1,599,773
1,240,000	y	Coca-Cola Co	0.130-0.160	09/16/15	1,239,597
722,000	y	Commonwealth Bank of Australia	0.150	07/06/15	721,985
250,000	y	Commonwealth Bank of Australia	0.210	08/19/15	249,929
5,000,000	y	Commonwealth Bank of Australia	0.175	08/28/15	4,998,590
3,480,000	y	Commonwealth Bank of Australia	0.245	10/02/15	3,477,797
4,000,000	y	DBS Bank Ltd	0.150	07/13/15	3,999,800
3,000,000	y	DBS Bank Ltd	0.165	08/10/15	2,999,450
1,500,000	y	DBS Bank Ltd	0.170	08/21/15	1,499,639
230

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	y	DBS Bank Ltd	0.190%	08/25/15	$4,998,549
1,225,000	y	DBS Bank Ltd	0.250-0.300	10/05/15	1,224,083
5,000,000		Exxon Mobil Corp	0.090	08/17/15	4,999,413
5,500,000		Exxon Mobil Corp	0.100-0.110	08/24/15	5,499,160
10,000,000		Exxon Mobil Corp	0.100	08/27/15	9,998,417
2,000,000		Exxon Mobil Corp	0.110	09/23/15	1,999,487
720,000	y	Fairway Finance LLC	0.180	07/06/15	719,982
4,500,000	y	Fairway Finance LLC	0.180	08/24/15	4,498,785
3,030,000		General Electric Capital Corp	0.240	08/04/15	3,029,313
5,000,000		General Electric Capital Corp	0.170	08/31/15	4,998,560
5,990,000		General Electric Capital Corp	0.180	09/24/15	5,987,454
1,590,000	y	Hydro-Quebec	0.130	07/27/15	1,589,851
8,000,000	y	Hydro-Quebec	0.130	08/13/15	7,998,758
3,560,000	y	Hydro-Quebec	0.140	09/15/15	3,558,948
3,000,000	y	Johnson & Johnson	0.100	08/11/15	2,999,658
3,000,000	y	Johnson & Johnson	0.100	09/14/15	2,999,375
886,000		JPMorgan Chase Bank NA	0.210	07/02/15	885,995
143,000		JPMorgan Chase Bank NA	0.200	07/13/15	142,990
149,000		JPMorgan Chase Bank NA	0.210	07/27/15	148,977
308,000		JPMorgan Chase Bank NA	0.210	08/03/15	307,941
538,000		JPMorgan Chase Bank NA	0.280	09/14/15	537,686
322,000		JPMorgan Chase Bank NA	0.290	09/28/15	321,769
110,000		JPMorgan Chase Bank NA	0.360	11/16/15	109,848
691,000		JPMorgan Chase Bank NA	0.400	12/16/15	689,710
1,400,000	y	Kimberly-Clark Corp	0.120	07/16/15	1,399,930
2,000,000		Korea Development Bank	0.210	07/17/15	1,999,813
1,950,000		Korea Development Bank	0.210	07/28/15	1,949,693
1,700,000		Korea Development Bank	0.230	09/09/15	1,699,240
3,626,000	y	Liberty Street Funding LLC	0.180	07/24/15	3,625,583
4,000,000	y	Liberty Street Funding LLC	0.200	09/21/15	3,998,178
3,700,000	y	Mitsubishi UFJ Trust & Banking Corp	0.165	07/28/15	3,699,542
2,000,000	y	National Australia Bank Ltd	0.140	07/14/15	1,999,899
3,000,000	y	National Australia Bank Ltd	0.160	08/12/15	2,999,440
5,000,000	y	National Australia Bank Ltd	0.170	08/25/15	4,998,701
3,900,000	y	National Australia Bank Ltd	0.190	09/01/15	3,898,724
3,650,000	y	Nestle Capital Corp	0.130	08/19/15	3,649,354
2,620,000	y	Nestle Capital Corp	0.095	09/03/15	2,619,558
757,000	y	Nordea Bank AB	0.150	07/01/15	757,000
5,000,000	y	Novartis Finance Corp	0.110	07/13/15	4,999,817
3,200,000	y	Novartis Finance Corp	0.130	07/14/15	3,199,850
4,460,000	y	Novartis Finance Corp	0.150	08/11/15	4,459,238
1,000,000	y	Novartis Finance Corp	0.150	08/12/15	999,825
4,500,000	y	Novartis Finance Corp	0.190	09/08/15	4,498,361
500,000	y	Old Line Funding LLC	0.200	07/07/15	499,983
2,000,000	y	Old Line Funding LLC	0.200	07/15/15	1,999,844
809,000	y	Old Line Funding LLC	0.150	07/17/15	808,946
3,000,000	y	Old Line Funding LLC	0.150	07/20/15	2,999,762
2,000,000	y	Old Line Funding LLC	0.180	09/03/15	1,999,360
2,000,000	y	Old Line Funding LLC	0.280	09/10/15	1,998,896
3,000,000	y	Old Line Funding LLC	0.210	09/18/15	2,998,618
3,000,000	y	Old Line Funding LLC	0.210	09/25/15	2,998,495
231

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Oversea-Chinese Banking Corp Ltd	0.200%	07/23/15	$999,878
1,000,000		Oversea-Chinese Banking Corp Ltd	0.210	08/03/15	999,808
3,000,000		Oversea-Chinese Banking Corp Ltd	0.195	08/19/15	2,999,204
5,000,000		PACCAR Financial Corp	0.110	07/16/15	4,999,771
2,900,000		PACCAR Financial Corp	0.140	07/27/15	2,899,707
2,000,000		PACCAR Financial Corp	0.150	08/17/15	1,999,608
1,085,000		Province of British Columbia Canada	0.100	07/16/15	1,084,955
1,388,000		Province of British Columbia Canada	0.100	08/12/15	1,387,838
3,000,000		Province of Ontario Canada	0.130	08/11/15	2,999,556
3,000,000	y	Province of Quebec Canada	0.120	07/07/15	2,999,940
879,000	y	Province of Quebec Canada	0.180	07/09/15	878,965
950,000	y	Province of Quebec Canada	0.130	09/17/15	949,732
2,690,000	y	PSP Capital, Inc	0.160	07/06/15	2,689,940
4,000,000	y	PSP Capital, Inc	0.150	07/07/15	3,999,900
1,000,000	y	PSP Capital, Inc	0.165	07/23/15	999,899
4,500,000	y	PSP Capital, Inc	0.155	07/30/15	4,499,438
650,000	y	PSP Capital, Inc	0.150-0.170	08/11/15	649,883
655,000	y	PSP Capital, Inc	0.180	08/14/15	654,856
5,000,000	y	PSP Capital, Inc	0.190	09/10/15	4,998,127
5,000,000	y	Roche Holdings, Inc	0.100	08/07/15	4,999,486
2,000,000	y	Svenska Handelsbanken AB	0.160	07/13/15	1,999,893
900,000	y	Svenska Handelsbanken AB	0.150	07/20/15	899,929
3,000,000	y	Svenska Handelsbanken AB	0.190	08/18/15	2,999,240
2,790,000	y	Svenska Handelsbanken AB	0.220	09/18/15	2,788,653
700,000	y	Thunder Bay Funding LLC	0.280-0.300	09/03/15	699,636
5,000,000	y	Toronto-Dominion Holdings USA, Inc	0.175	07/02/15	4,999,976
3,000,000	y	Toronto-Dominion Holdings USA, Inc	0.180	09/03/15	2,999,040
4,000,000	y	Toronto-Dominion Holdings USA, Inc	0.200	09/09/15	3,998,445
5,000,000	y	Toronto-Dominion Holdings USA, Inc	0.170	09/17/15	4,998,158
5,000,000		Toyota Motor Credit Corp	0.120	07/21/15	4,999,667
1,020,000		Toyota Motor Credit Corp	0.140	07/27/15	1,019,897
2,650,000	y	United Overseas Bank Ltd	0.220	07/09/15	2,649,870
1,550,000	y	United Overseas Bank Ltd	0.200	08/26/15	1,549,518
5,540,000	y	United Overseas Bank Ltd	0.200-0.255	09/08/15	5,537,745
1,685,000	y	United Overseas Bank Ltd	0.200-0.260	09/14/15	1,684,218
5,000,000	y	United Overseas Bank Ltd	0.250	10/09/15	4,996,528
2,800,000	y	Wal-Mart Stores, Inc	0.110-0.120	07/31/15	2,799,737
3,000,000	y	Westpac Banking Corp	0.200	09/08/15	2,998,850
		TOTAL COMMERCIAL PAPER			337,793,029

GOVERNMENT AGENCY DEBT - 28.7%
2,000,000		Federal Farm Credit Bank (FFCB)	0.080	09/16/15	1,999,658
5,000,000		FFCB	0.080	09/28/15	4,999,011
4,000,000		Federal Home Loan Bank (FHLB)	0.053-0.070	07/01/15	4,000,000
10,000,000		FHLB	0.086	07/06/15	9,999,881
5,760,000		FHLB	0.060-0.090	07/08/15	5,759,917
2,639,000		FHLB	0.080-0.100	07/10/15	2,638,943
2,000,000		FHLB	0.050	07/14/15	1,999,964
400,000		FHLB	0.065	07/16/15	399,989
11,500,000		FHLB	0.078-0.120	07/17/15	11,499,579
9,600,000		FHLB	0.075-0.080	07/22/15	9,599,566
6,433,000		FHLB	0.060-0.071	07/24/15	6,432,724
232

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	FHLB	0.050%	07/28/15	$1,999,925
13,350,000	FHLB	0.075-0.090	07/29/15	13,349,121
9,350,000	FHLB	0.075	07/31/15	9,349,416
5,290,000	FHLB	0.070-0.095	08/05/15	5,289,603
8,800,000	FHLB	0.062-0.070	08/07/15	8,799,388
550,000	FHLB	0.095	08/10/15	549,942
8,097,000	FHLB	0.068-0.080	08/12/15	8,096,327
6,810,000	FHLB	0.058-0.075	08/14/15	6,809,450
8,200,000	FHLB	0.055	08/17/15	8,199,411
4,360,000	FHLB	0.063	08/19/15	4,359,626
8,770,000	FHLB	0.072-0.095	08/21/15	8,769,056
5,000,000	FHLB	0.093	08/26/15	4,999,277
3,800,000	FHLB	0.085-0.090	08/28/15	3,799,471
6,673,000	FHLB	0.075-0.105	09/02/15	6,672,051
11,970,000	FHLB	0.080-0.115	09/04/15	11,968,001
2,300,000	FHLB	0.085-0.090	09/08/15	2,299,618
3,000,000	FHLB	0.088	09/09/15	2,999,489
3,800,000	FHLB	0.090	09/11/15	3,799,316
3,400,000	FHLB	0.092	09/15/15	3,399,340
7,300,000	FHLB	0.075-0.095	09/16/15	7,298,701
8,000,000	FHLB	0.088	09/23/15	7,998,367
375,000	FHLB	0.120	11/02/15	374,845
1,615,000	Federal Home Loan Mortgage Corp (FHLMC)	0.085-0.100	07/07/15	1,614,974
5,000,000	FHLMC	0.065	07/10/15	4,999,919
1,600,000	FHLMC	0.075	07/20/15	1,599,937
5,491,000	FHLMC	0.070-0.200	07/21/15	5,490,758
500,000	FHLMC	0.090	07/22/15	499,974
275,000	FHLMC	0.075	08/07/15	274,979
550,000	FHLMC	0.100	08/27/15	549,913
5,000,000	FHLMC	0.073-0.085	09/01/15	4,999,332
330,000	FHLMC	0.150	10/19/15	329,849
96,000	FHLMC	0.130	10/20/15	95,961
220,000	Federal National Mortgage Association (FNMA)	0.068	07/08/15	219,997
2,500,000	FNMA	0.075	08/04/15	2,499,823
5,000,000	FNMA	0.060	08/26/15	4,999,533
2,000,000	FNMA	0.070	09/01/15	1,999,759
2,000,000	FNMA	0.090	09/09/15	1,999,650
4,800,000	FNMA	0.060	09/18/15	4,799,368
420,000	FNMA	0.100	09/23/15	419,902
1,076,000	FNMA	0.115	10/07/15	1,075,663
605,000	FNMA	0.155	11/18/15	604,635
	TOTAL GOVERNMENT AGENCY DEBT			229,582,899

TREASURY DEBT - 16.6%
4,440,000	United States Treasury Bill	0.031-0.061	07/23/15	4,439,889
2,006,000	United States Treasury Bill	0.056	08/06/15	2,005,888
3,210,000	United States Treasury Bill	0.071-0.081	08/13/15	3,209,715
6,060,000	United States Treasury Bill	0.060-0.101	08/20/15	6,059,340
2,340,000	United States Treasury Bill	0.082	08/27/15	2,339,696
2,960,000	United States Treasury Bill	0.028-0.056	09/03/15	2,959,790
2,595,000	United States Treasury Bill	0.071-0.072	09/10/15	2,594,635
500,000	United States Treasury Bill	0.028	09/17/15	499,970
233

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		United States Treasury Bill	0.113%	09/24/15	$1,999,469
800,000		United States Treasury Bill	0.101	10/01/15	799,793
4,470,000		United States Treasury Bill	0.087-0.090	10/22/15	4,468,769
3,445,000		United States Treasury Bill	0.046-0.079	11/05/15	3,444,126
5,050,000		United States Treasury Bill	0.058-0.160	11/12/15	5,048,244
1,100,000		United States Treasury Bill	0.041-0.076	12/10/15	1,099,639
1,000,000		United States Treasury Bill	0.081	12/17/15	999,620
960,000		United States Treasury Bill	0.061	12/24/15	959,714
375,000		United States Treasury Bill	0.108-0.150	01/07/16	374,753
2,000,000		United States Treasury Bill	0.196-0.205	02/04/16	1,997,575
13,000,000		United States Treasury Note	0.250	07/15/15	13,000,566
7,875,000		United States Treasury Note	0.250	07/31/15	7,875,938
8,410,000		United States Treasury Note	0.375	08/31/15	8,413,020
4,670,000		United States Treasury Note	0.250	09/15/15	4,671,374
5,930,000		United States Treasury Note	0.250	09/30/15	5,932,086
7,000,000		United States Treasury Note	0.250	10/15/15	7,001,100
1,000,000		United States Treasury Note	0.375	11/15/15	1,001,078
8,500,000		United States Treasury Note	0.250	11/30/15	8,503,556
6,855,000		United States Treasury Note	0.250	12/15/15	6,858,247
2,000,000		United States Treasury Note	0.250	12/31/15	2,000,739
5,910,000		United States Treasury Note	0.375	01/15/16	5,916,824
2,000,000		United States Treasury Note	0.375	02/15/16	2,002,878
5,200,000		United States Treasury Note	0.250	02/29/16	5,201,246
4,685,000		United States Treasury Note	0.375	03/15/16	4,688,768
4,425,000		United States Treasury Note	0.375	03/31/16	4,429,498
		TOTAL TREASURY DEBT			132,797,543

VARIABLE RATE SECURITIES - 9.2%
5,000,000	i	Federal Farm Credit Bank (FFCB)	0.200	08/10/15	5,000,137
8,500,000	i	FFCB	0.140	10/01/15	8,499,786
6,000,000	i	FFCB	0.140	03/29/16	5,998,187
5,000,000	i	FFCB	0.157	04/21/16	4,999,396
4,000,000	i	FFCB	0.280	06/09/16	4,003,618
5,000,000	i	FFCB	0.170	06/23/16	4,999,008
5,000,000	i	FFCB	0.155	08/10/16	4,999,174
6,800,000	i	FFCB	0.167	01/24/17	6,799,496
3,500,000	i	FFCB	0.184	03/02/17	3,500,016
4,500,000	i	Federal Home Loan Bank (FHLB)	0.220	08/14/15	4,500,193
4,500,000	i	FHLB	0.200	08/19/15	4,500,000
5,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.182	07/21/16	4,999,456
5,000,000	i	FHLMC	0.191	01/13/17	4,999,226
3,000,000	i	General Electric Capital Corp	0.256	12/29/15	3,000,000
3,000,000	i	Wells Fargo Bank NA	0.330	03/10/16	3,000,000
		TOTAL VARIABLE RATE SECURITIES			73,797,693

		TOTAL SHORT-TERM INVESTMENTS			799,397,383
		(Cost $799,397,383)

		TOTAL INVESTMENTS- 99.9%			799,397,383
		(Cost $799,397,383)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			833,554
		NET ASSETS - 100.0%			$800,230,937
234

TIAA-CREF FUNDS - Money Market Fund

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2015, the aggregate value of these securities was $254,558,076 or 31.8% of net assets.
235

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax- Exempt Bond Fund, and the Money Market Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses are reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

236

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2015, there were no material transfers between levels by the Funds.

As of June 30, 2015, 100% of the value of investments in the Bond Index Fund, High-Yield Fund, Inflation-Linked Bond Fund, Tax- Exempt Bond Fund, and the Money Market Fund was valued based on Level 2 inputs.

237

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of June 30, 2015, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity investments*	$1,689,463,440	$—	$—	$1,689,463,440
Short-term investments	—	11,999,508	—	11,999,508
Total	$1,689,463,440	$11,999,508	$—	$1,701,462,948
Bond
Bank loan obligations	$—	$38,684,223	$—	$38,684,223
Corporate bonds	—	1,148,984,934	—	1,148,984,934
Government bonds	—	1,049,387,011	—	1,049,387,011
Structured assets	—	554,828,906	1,071,063	555,899,969
Short-term investments	—	478,108,643	—	478,108,643
Unfunded loan commitment	—	243		243
Total	$—	$3,269,993,960	$1,071,063	$3,271,065,023
Bond Plus
Bank loan obligations	$—	$131,305,581	$—	$131,305,581
Corporate bonds	—	1,291,250,224	—	1,291,250,224
Government bonds	—	1,180,738,289	—	1,180,738,289
Structured assets	—	364,870,136	1,731,418	366,601,554
Short-term investments	—	425,044,831	—	425,044,831
Credit default swaps**	—	100,767	—	100,767
Unfunded loan commitment	—	1,385	—	1,385
Total	$—	$3,393,311,213	$1,731,418	$3,395,042,631
Short-Term Bond
Bank loan obligations	$—	$52,492,034	$—	$52,492,034
Corporate bonds	—	589,415,466	—	589,415,466
Government bonds	—	344,598,880	—	344,598,880
Structured assets	—	441,089,407	—	441,089,407
Short-term investments	—	47,997,875	—	47,997,875
Futures**	(277,578)	—	—	(277,578)
Total	$(277,578)	$1,475,593,662	$—	$1,475,316,084
Social Choice Bond
Bank loan obligations	$—	$4,873,247	$—	$4,873,247
Corporate bonds	—	198,076,089	—	198,076,089
Government bonds	—	225,393,986	—	225,393,986
Structured assets	—	56,056,581	—	56,056,581
Preferred stocks	252,500	—	—	252,500
Short-term investments	—	25,438,170	—	25,438,170
Total	$252,500	$509,838,073	$—	$510,090,573
*For detailed categories, see the accompanying schedule of investments.
** Derivative instruments are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond markets and to fluctuations in interest rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At June 30, 2015, the Short-Term Bond Fund held the following open futures contracts:

	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Euro Foreign Currency	40	$(5,638,600)	12/14/2015	$52,100
US 5 Year Note (CBT)	500	(59,295,705)	9/30/2015	(333,202)
US 10 Year Note (CBT)	55	(6,942,977)	9/21/2015	3,524
Total	595	$(71,877,282)		$(277,578)
238

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. With bilateral swaps, it also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. With centrally cleared swaps, there is minimal counterparty credit risk to the Funds since they are entered into with a central clearinghouse which guarantees the centrally cleared swap against default.

Bilateral credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). For centrally cleared swaps, initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in a Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.

At June 30, 2015, open centrally cleared swaps purchased and sold by the Funds were as follows:

PURCHASED
Fund	Reference entity	Counterparty	Maturity date	Implied credit spread at 06/30/15(1)	Notional amount(2)	Variation margin	Unrealized appreciation (depreciation)
Bond Plus	CDX.HY-24 5 Year Index	UBS Securities LLC	06/20/20	3.55%	35,000,000	$(175,291)	$100,767

SOLD
Fund	Reference entity	Counterparty	Maturity date	Implied credit spread at 06/30/15(1)	Notional amount(2)	Variation margin	Unrealized appreciation (depreciation)
High-Yield	CDX.HY-24 5 Year Index	UBS Securities LLC	06/20/20	3.55%	75,000,000	$375,623	$(220,050)

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

239

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 4 – affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase	Sales	Realized	Dividend	Withholding	Shares at	Value at
Issue	March 31, 2015	cost	proceeds	gain (loss)	income	expense	June 30, 2015	June 30, 2015
Real Estate Securities Fund
Rexford Industrial Realty, Inc	$52,583,744	$378,795	$—	$—	$402,000	$—	3,350,000	$48,843,000

Note 5—investments

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Unfunded loan commitment: The Bond Fund, the Bond Plus Fund and the High-Yield Fund entered into a loan commitment to fund a portion of a delayed draw term loan facility. The Funds are obligated to fund this loan commitment at the borrower’s discretion. The Funds reserved against such contingent obligation by segregating short-term securities or cash. At June 30, 2015, the Bond Fund, the Bond Plus Fund and the High-Yield Fund had an unfunded loan commitment of $49,451, $281,868 and $786,264, respectively.

Net unrealized appreciation (depreciation): At June 30, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Real Estate Securities	$1,389,278,008	$329,740,637	$(17,555,697)	$312,184,940
Bond	3,275,403,874	28,722,104	(33,061,198)	(4,339,094)
Bond Index	5,976,545,241	80,009,148	(44,761,609)	35,247,539
Bond Plus	3,401,987,085	30,975,672	(38,022,278)	(7,046,606)
High-Yield	3,317,253,561	50,420,561	(101,221,952)	(50,801,391)
Inflation-Linked Bond	1,982,914,310	74,055,512	(37,190,681)	36,864,831
Short-Term Bond	1,479,284,025	4,274,947	(7,965,310)	(3,690,363)
Social Choice Bond	513,814,869	1,874,560	(5,598,856)	(3,724,296)
Tax-Exempt Bond	311,775,082	4,866,493	(898,729)	3,967,764
240

Item 2. Controls and procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: August 6, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: August 6, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: August 6, 2015	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer